[WELLS FARGO LOGO]
FUNDS


Annual Report

STOCK FUNDS


September 30, 2000


DISCIPLINED GROWTH FUND
DIVERSIFIED EQUITY FUND
DIVERSIFIED SMALL CAP FUND
EQUITY INCOME FUND
EQUITY INDEX FUND
EQUITY VALUE FUND
GROWTH FUND
GROWTH EQUITY FUND
INDEX FUND
INTERNATIONAL FUND
INTERNATIONAL EQUITY FUND
LARGE COMPANY GROWTH FUND
SMALL CAP GROWTH FUND
SMALL CAP OPPORTUNITIES FUND
SMALL CAP VALUE FUND
SMALL COMPANY GROWTH FUND
SPECIALIZED TECHNOLOGY FUND

                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDER..........................................................1
---------------------------------------------------------------------
PERFORMANCE HIGHLIGHTS
---------------------------------------------------------------------
  DISCIPLINED GROWTH FUND......................................................2
  DIVERSIFIED EQUITY FUND......................................................4
  DIVERSIFIED SMALL CAP FUND...................................................6
  EQUITY INCOME FUND...........................................................8
  EQUITY INDEX FUND...........................................................10
  EQUITY VALUE FUND...........................................................12
  GROWTH FUND.................................................................14
  GROWTH EQUITY FUND..........................................................16
  INDEX FUND..................................................................18
  INTERNATIONAL FUND..........................................................20
  INTERNATIONAL EQUITY FUND...................................................22
  LARGE COMPANY GROWTH FUND...................................................24
  SMALL CAP GROWTH FUND.......................................................26
  SMALL CAP OPPORTUNITIES FUND................................................28
  SMALL CAP VALUE FUND........................................................30
  SMALL COMPANY GROWTH FUND...................................................32
  SPECIALIZED TECHNOLOGY FUND.................................................34
PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------
  DISCIPLINED GROWTH FUND.....................................................36
  DIVERSIFIED EQUITY FUND.....................................................37
  DIVERSIFIED SMALL CAP FUND..................................................38
  EQUITY INCOME FUND..........................................................39
  EQUITY INDEX FUND...........................................................40
  EQUITY VALUE FUND...........................................................54
  GROWTH FUND.................................................................57
  GROWTH EQUITY FUND..........................................................61
  INDEX FUND..................................................................62
  INTERNATIONAL FUND..........................................................63
  INTERNATIONAL EQUITY FUND...................................................64
  LARGE COMPANY GROWTH FUND...................................................67
  SMALL CAP GROWTH FUND.......................................................68
  SMALL CAP OPPORTUNITIES FUND................................................73
  SMALL CAP VALUE FUND........................................................78
  SMALL COMPANY GROWTH FUND...................................................79
  SPECIALIZED TECHNOLOGY FUND.................................................80
FINANCIAL STATEMENTS
---------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES........................................82
  STATEMENTS OF OPERATIONS....................................................86
  STATEMENTS OF CHANGES IN NET ASSETS.........................................90
  FINANCIAL HIGHLIGHTS.......................................................102
NOTES TO FINANCIAL HIGHLIGHTS................................................112
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NOTES TO FINANCIAL STATEMENTS................................................113
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TAX INFORMATION..............................................................124
---------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT.................................................125
---------------------------------------------------------------------
                                CORE PORTFOLIOS
PORTFOLIO OF INVESTMENTS
---------------------------------------------------------------------
  DISCIPLINED GROWTH PORTFOLIO...............................................126
  INCOME EQUITY PORTFOLIO....................................................129
  INDEX PORTFOLIO............................................................133
  INTERNATIONAL PORTFOLIO....................................................147
  INTERNATIONAL EQUITY PORTFOLIO.............................................150
  LARGE COMPANY GROWTH PORTFOLIO.............................................153
  SMALL CAP INDEX PORTFOLIO..................................................155
  SMALL CAP VALUE PORTFOLIO..................................................172
  SMALL COMPANY GROWTH PORTFOLIO.............................................175
  SMALL COMPANY VALUE PORTFOLIO..............................................180
FINANCIAL STATEMENTS
---------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES.......................................186
  STATEMENTS OF OPERATIONS...................................................188
  STATEMENTS OF CHANGES IN NET ASSETS........................................190
  FINANCIAL HIGHLIGHTS.......................................................197
NOTES TO FINANCIAL STATEMENTS................................................198
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INDEPENDENT AUDITORS' REPORT.................................................203
---------------------------------------------------------------------
LIST OF ABBREVIATIONS........................................................204
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              NOT FDIC INSURED--NO BANK GUARANTEE--MAY LOSE VALUE

                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

   Volatility once again dominated financial markets during the fiscal year ended September 30, 2000. The Dow Jones Industrial Average (the Dow) soared to a record high in January only to surrender most of its gains by fiscal year-end. Along the way, the utility sector plus small cap and mid cap stocks emerged as market leaders, underscoring the importance of diversification amid changing markets.
   The fiscal year began on an optimistic note, with the average international stock fund climbing 25% during the fourth quarter of 1999, and an average of 18% returns posted by U.S. diversified stock funds. Technology funds far outpaced the broader market, soaring 61% during the period. The market rally capped an unprecedented fifth straight year of double-digit gains, with consumer confidence at an all-time high and unemployment at its lowest level in 30 years. For a while, it appeared as though nothing could impede the upward momentum of the stock market.

ENGINEERING A SOFT LANDING
--------------------------------------------------------------------------------
   In a comment that would set the stage for the market's performance during the first half of 2000, Federal Reserve Board (the Fed) Chairman Alan Greenspan said that he would continue to raise short-term interest rates until the economy and the stock market slowed.
   The threat of rising interest rates and their impact on corporate profits sent shockwaves through the market, with the Dow losing nearly 13% by mid March. In April's second week, the Nasdaq Composite Index took its heaviest-ever decline, dropping 25% in five days and sending investors back to the relative stability of the Dow's old economy -- blue chip stocks. The stock market bubble had burst, with investor sentiment changing from bullish to cautious.
   The six interest rate hikes engineered by the Fed between June 1999 and May 2000 have worked their way through the economy -- and achieved their desired affect. The U.S. economy has settled into a respectable, and sustainable, 3%-4% growth rate following a torrid 7% growth rate in 1999. The long-awaited soft landing convinced many market watchers that the Fed would stop raising interest rates.
   As the fiscal year drew to a close, escalating oil prices replaced concerns over the direction of interest rates. Indeed, higher energy prices combined with slower growth and a weak euro made a big dent in corporate earnings, clouding the investment outlook. At the same time, businesses lacked the pricing power to offset declining profits. Suddenly, single-digit returns became more attractive and more sustainable.

DIVERSIFICATION CAN HELP TAME MARKET VOLATILITY
--------------------------------------------------------------------------------
   Finally, the year held several surprises for investors. The health care and financial sectors returned to favor after a dismal 1999, while small cap and mid cap growth stocks continued to lead the market. Rather than hunting for the next new technology stock, investors were focused more on the fundamentals that would sustain an investment during difficult times.
   Regardless of how stocks perform in the future, Wells Fargo Funds continues to stress the importance of appropriate diversification to help achieve balanced returns. Wells Fargo Funds can help you weather market volatility and reach your long-term investment goals through a spectrum of stock mutual funds to help you reach your financial goals. To learn more about the Wells Fargo Funds, or to review your investment portfolio, please meet with your investment professional.
   Wells Fargo Funds values your business and strives to develop each fund to continue to meet your investment needs. In closing, thank you for investing in Wells Fargo Funds.

  Sincerely,

  /s/ MICHAEL J. HOGAN
   MICHAEL J. HOGAN
   PRESIDENT,
   WELLS FARGO FUNDS

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

DISCIPLINED GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Disciplined Growth Fund (the Fund) seeks capital appreciation by investing primarily in common stocks of larger companies.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Smith Asset Management Group

FUND MANAGER
  Steve Smith, CFA

INCEPTION DATE
  10/15/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 19.65%(1) for the one-year period ended September 30, 2000. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned 13.28%. The Fund's Institutional
  Class shares distributed no dividend income and $0.25 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   During the past year, investors vacillated between high growth technology stocks and value stocks with positive cash flow and earnings. The Fund's low exposure to the rapidly rising Internet issues hindered its performance in the fourth quarter of 1999. In the second and third quarters of 2000, however, investors sold off many of the most high-flying technology and Internet-related issues that had benefited from the momentum-based markets of the past two years. As the stock market fell into a sharp correction, the Fund was supported by its diversification and by its commitment to investing in high-quality companies with positive current cash flows and earnings.
   The Fund's outperformance over the period can be attributed primarily to strong stock selection within the utilities and health care sectors. Two of the Fund's most successful individual positions for the year were Calpine, which appreciated by 236%, and EMC Corporation, which rose by 178%. Calpine, an independent power producer, benefited from significant positive earnings and a better than 120% earnings growth rate for the period. The primary driver for Calpine's earnings growth was higher electricity prices in California and Texas, and the completion of several accretive acquisitions. EMC Corporation, the leading developer of enterprise storage systems, rose on the strength of a surge in demand for Internet-related storage products. Teradyne, the world's largest manufacturer of semiconductor testing equipment, was one of the Fund's least successful positions. Its shares fell on speculation that its third quarter 2000 orders would not meet expectations.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   During the last half of 1999 and continuing into 2000, the U.S. Federal Reserve Board adopted an aggressive stance to slow the U.S. economy. The Fund believes that the Fed has accomplished its goal. It thinks that the current economic outlook is still fairly positive, though the market may remain relatively more volatile.
   The Fund will continue to focus on attractively valued companies that its manager believes will report a succession of positive earnings. The Fund manager feels that this strategy should keep it well positioned for a potentially volatile market environment where companies that can consistently deliver above-average growth are regarded as the most attractive investment opportunities.

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                6-Months*  1-Year   Since Inception  Since 10/01/97
INSTITUTIONAL CLASS                 3.08    19.65          11.13

BENCHMARK

  S&P 500 INDEX                    (3.60)   13.28                           16.44(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

PRICE TO EARNINGS RATIO
  (TRAILING 12 MO.)                        25.2X

PRICE TO BOOK RATIO                          5X

MEDIAN MARKET CAP ($B)                      11.4

NUMBER OF HOLDINGS                           40

PORTFOLIO TURNOVER                          106%

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

SUNGARD DATA SYSTEMS INCORPORATED                    3.73%

TENET HEALTHCARE CORPORATION                         3.71%

CALPINE CORPORATION                                  3.41%

MGM MIRAGE INCORPORATED                              3.22%

UNITEDHEALTH GROUP INCORPORATED                      3.16%

BOEING COMPANY                                       3.16%

EMC CORPORATION                                      3.13%

ANDRX GROUP                                          3.07%

IVAX CORPORATION                                     2.96%

ANHEUSER-BUSCH COMPANIES                             2.95%

  SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             32%

Health Care            15%

Consumer Services      14%

Financial              11%

Consumer Non-Cyclical   8%

Energy                  5%

Commercial Services     4%

Utilities               3%

Transportation          3%

Telecommunications      2%

Industrials             1%

Basic Materials         1%

Cash                    1%

GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              WELLS FARGO DISCIPLINED
          GROWTH FUND-INSTITUTIONAL CLASS  S&P 500 INDEX

10/15/97                          $10,000        $10,000

10/31/97                           $9,300         $9,666

11/30/97                           $9,520        $10,114

12/31/97                           $9,539        $10,287

1/31/98                            $9,359        $10,401

2/28/98                           $10,120        $11,151

3/31/98                           $10,580        $11,721

4/30/98                           $10,750        $11,841

5/31/98                           $10,450        $11,637

6/30/98                           $10,750        $12,110

7/31/98                           $10,510        $11,981

8/31/98                            $8,888        $10,250

9/30/98                            $9,349        $10,907

10/31/98                           $9,859        $11,794

11/30/98                          $10,210        $12,509

12/31/98                          $11,141        $13,229

1/31/99                           $11,341        $13,786

2/28/99                           $10,971        $13,356

3/31/99                           $11,031        $13,890

4/30/99                           $11,511        $14,428

5/31/99                           $11,421        $14,087

6/30/99                           $11,801        $14,854

7/31/99                           $11,811        $14,390

8/31/99                           $11,591        $14,319

9/30/99                           $11,421        $13,926

10/31/99                          $11,721        $14,808

11/30/99                          $11,801        $15,108

12/31/99                          $12,317        $15,998

1/31/00                           $11,468        $15,195

2/29/00                           $11,785        $14,908

3/31/00                           $13,257        $16,366

4/30/00                           $13,216        $15,873

5/31/00                           $12,899        $15,548

6/30/00                           $13,390        $15,932

7/31/00                           $13,114        $15,683

8/31/00                           $14,361        $16,657

9/30/00                           $13,666        $15,778

--------------------------------------------------------------------------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Institutional Class shares of the Wells Fargo Disciplined Growth Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Performa Disciplined Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3)  The published return closest to the Fund's inception date of 10/15/97.
(4) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Disciplined Growth Fund Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional
Class shares and reflects all operating expenses.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Diversified Equity Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management Incorporated
  Peregrine Capital Management
  Smith Asset Management Group
  Schroder Investment Management North America

FUND MANAGERS
  Collectively Managed

INCEPTION DATE
  12/31/88

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 15.99%(1) for the one-year period ended September 30, 2000, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned 13.28%. The Fund's Class A shares distributed $0.16 per share in dividend income and $2.67 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results. The Fund's one-year performance was attributable to unusually favorable conditions that may not be sustainable and are not likely to exist in the future.
   The year ended September 30, 2000, was punctuated by two main phases. Over the fourth quarter of 1999 and into the first quarter of 2000, growth stocks led the market. Interest in the technology, media and telecommunications (TMT) sectors was particularly intense, reflecting investors' excitement about the Internet's potential. TMT stocks also sparked rallies in markets around the world. Of the Fund's five component styles, the Index style, Large Company Growth style and International style benefited the most from the growth-stock rally over the late fall and winter.
   In mid-March, however, growth-oriented stocks came under pressure that persisted through much of the spring and summer. Investors' concerns about potentially slower economic growth and lower corporate profits created a difficult environment for the Fund's Large Company Growth and Index styles. They did, however, benefit from the resilience of their utilities and financial holdings. Stocks in those sectors also helped to buoy the Fund's International style in the face of a general decline in global markets over the spring and summer. The managers' decision to emphasize Europe over Asia and the emerging markets was another plus, as was the Fund's exposure to the thriving health care sector.
   In the midst of this growth-stock downturn, the Fund was supported by its Equity Income and Diversified Small Cap styles, which benefited from the resurgence of value-oriented stocks. Their performance demonstrates the advantages of the Fund's diversified approach.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the U.S. economy is indeed slowing, a trend that historically has led investors to favor defensive old-line and interest rate sensitive areas of the stock market. As economic growth slows and inflation fears dissipate, the Fund's managers expect the overall S&P 500 Index to move to new all-time highs during the next few months.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A, Class B, Class C and Institutional
Class shares of the Wells Fargo Diversified Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Diversified Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the
Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A. (WFB MN), formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected that fund's performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
4

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                     (2.48)    15.99    18.26    18.04    (8.09)     9.32    16.87    17.34

CLASS B                     (2.86)    15.10    17.37    17.16    (7.71)    10.10    17.16    17.16

CLASS C                     (2.86)    15.11    17.44    17.20    (3.83)    14.11    17.44    17.20

INSTITUTIONAL CLASS         (2.48)    15.99    18.26    18.04

BENCHMARK

  S&P 500 INDEX             (3.60)    13.28    21.69    19.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                       0.92

PRICE TO EARNINGS RATIO
  (TRAILING 12 MO.)                        29.9x

PRICE TO BOOK RATIO                         5.6

MEDIAN MARKET CAP ($B)                      25.2

NUMBER OF HOLDINGS                          1416

PORTFOLIO TURNOVER                          36%

  *  A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE
     BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

PFIZER INCORPORATED                                  2.30%

GENERAL ELECTRIC COMPANY                             2.07%

CISCO SYSTEMS INCORPORATED                           2.05%

INTEL CORPORATION                                    1.68%

EMC CORPORATION                                      1.53%

AMERICAN INTERNATIONAL GROUP                         1.53%

MICROSOFT CORPORATION                                1.50%

IBM CORPORATION                                      1.41%

EXXON MOBIL CORPORATION                              1.39%

MERCK & COMPANY INCORPORATED                         1.28%

  SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             22%

Financial              16%

Int'l                  15%

Health Care            10%

Consumer Cyclical       6%

Commercial Services     6%

Consumer Non-Cyclical   5%

Consumer Services       4%

Energy                  4%

Basic Materials         3%

Industrials             3%

Telecommunications      2%

Utilities               2%

Transportation          1%

Cash                    1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO DIVERSIFIED                     WELLS FARGO DIVERSIFIED
            EQUITY FUND-CLASS A    S&P 500 INDEX  EQUITY FUND-INSTITUTIONAL CLASS

9/30/90                    $9,425        $10,000                          $10,000

10/31/90                   $9,478         $9,957                          $10,057

11/30/90                   $9,980        $10,601                          $10,589

12/31/90                  $10,276        $10,896                          $10,904

1/31/91                   $10,922        $11,371                          $11,589

2/28/91                   $11,758        $12,184                          $12,476

3/31/91                   $12,042        $12,479                          $12,777

4/30/91                   $12,018        $12,509                          $12,752

5/31/91                   $12,592        $13,048                          $13,361

6/30/91                   $11,937        $12,451                          $12,665

7/31/91                   $12,587        $13,031                          $13,355

8/31/91                   $12,929        $13,340                          $13,718

9/30/91                   $12,860        $13,117                          $13,645

10/31/91                  $13,159        $13,293                          $13,962

11/30/91                  $12,728        $12,757                          $13,505

12/31/91                  $14,138        $14,216                          $15,001

1/31/92                   $14,018        $13,952                          $14,874

2/29/92                   $14,040        $14,132                          $14,897

3/31/92                   $13,684        $13,857                          $14,520

4/30/92                   $13,836        $14,264                          $14,680

5/31/92                   $14,022        $14,334                          $14,877

6/30/92                   $13,633        $14,121                          $14,465

7/31/92                   $14,104        $14,698                          $14,964

8/31/92                   $13,841        $14,397                          $14,686

9/30/92                   $13,965        $14,566                          $14,817

10/31/92                  $14,058        $14,616                          $14,917

11/30/92                  $14,647        $15,114                          $15,541

12/31/92                  $14,809        $15,299                          $15,713

1/31/93                   $14,823        $15,427                          $15,727

2/28/93                   $14,714        $15,637                          $15,612

3/31/93                   $15,245        $15,967                          $16,176

4/30/93                   $14,888        $15,581                          $15,797

5/31/93                   $15,392        $15,998                          $16,331

6/30/93                   $15,318        $16,045                          $16,253

7/31/93                   $15,414        $15,981                          $16,355

8/31/93                   $16,111        $16,587                          $17,095

9/30/93                   $16,167        $16,460                          $17,154

10/31/93                  $16,431        $16,800                          $17,434

11/30/93                  $16,082        $16,640                          $17,063

12/31/93                  $16,606        $16,841                          $17,620

1/31/94                   $17,166        $17,414                          $18,213

2/28/94                   $16,821        $16,941                          $17,847

3/31/94                   $16,053        $16,203                          $17,033

4/30/94                   $16,229        $16,410                          $17,219

5/31/94                   $16,375        $16,680                          $17,374

6/30/94                   $15,846        $16,271                          $16,814

7/31/94                   $16,366        $16,805                          $17,365

8/31/94                   $17,182        $17,494                          $18,213

9/30/94                   $16,858        $17,067                          $17,887

10/31/94                  $17,164        $17,450                          $18,212

11/30/94                  $16,522        $16,814                          $17,531

12/31/94                  $16,744        $17,064                          $17,766

1/31/95                   $16,927        $17,506                          $17,960

2/28/95                   $17,454        $18,188                          $18,520

3/31/95                   $18,019        $18,723                          $19,119

4/30/95                   $18,501        $19,274                          $19,630

5/31/95                   $19,074        $20,043                          $20,238

6/30/95                   $19,669        $20,508                          $20,870

7/31/95                   $20,533        $21,188                          $21,786

8/31/95                   $20,601        $21,241                          $21,859

9/30/95                   $21,396        $22,137                          $22,702

10/31/95                  $21,029        $22,058                          $22,313

11/30/95                  $21,739        $23,025                          $23,067

12/31/95                  $21,924        $23,469                          $23,262

1/31/96                   $22,549        $24,267                          $23,926

2/29/96                   $22,972        $24,493                          $24,374

3/31/96                   $23,277        $24,728                          $24,698

4/30/96                   $23,928        $25,091                          $25,389

5/31/96                   $24,481        $25,736                          $25,967

6/30/96                   $24,393        $25,834                          $25,882

7/31/96                   $23,207        $24,692                          $24,624

8/31/96                   $23,680        $25,213                          $25,125

9/30/96                   $24,945        $26,630                          $26,468

10/31/96                  $25,114        $27,365                          $26,647

11/30/96                  $26,692        $29,431                          $28,321

12/31/96                  $26,411        $28,848                          $28,015

1/31/97                   $27,691        $30,648                          $29,381

2/28/97                   $27,683        $30,891                          $29,372

3/31/97                   $26,557        $29,624                          $28,178

4/30/97                   $27,674        $31,390                          $29,364

5/31/97                   $29,561        $33,308                          $31,357

6/30/97                   $30,945        $34,790                          $32,826

7/31/97                   $33,083        $37,556                          $35,103

8/31/97                   $31,391        $35,452                          $33,307

9/30/97                   $33,245        $37,392                          $35,274

10/31/97                  $31,893        $36,143                          $33,840

11/30/97                  $32,735        $37,816                          $34,725

12/31/97                  $33,194        $38,467                          $35,220

1/31/98                   $33,575        $38,890                          $35,624

2/28/98                   $35,946        $41,694                          $38,141

3/31/98                   $37,522        $43,828                          $39,803

4/30/98                   $38,076        $44,276                          $40,391

5/31/98                   $37,271        $43,514                          $39,546

6/30/98                   $38,465        $45,281                          $40,813

7/31/98                   $37,799        $44,801                          $40,106

8/31/98                   $32,225        $38,327                          $34,192

9/30/98                   $33,878        $40,784                          $35,946

10/31/98                  $36,146        $44,099                          $38,352

11/30/98                  $38,292        $46,772                          $40,630

12/31/98                  $40,614        $49,466                          $43,094

1/31/99                   $41,787        $51,548                          $44,329

2/28/99                   $40,579        $49,940                          $43,056

3/31/99                   $42,019        $51,938                          $44,584

4/30/99                   $43,583        $53,948                          $46,244

5/31/99                   $42,890        $52,675                          $45,508

6/30/99                   $45,236        $55,540                          $47,998

7/31/99                   $44,303        $53,806                          $47,008

8/31/99                   $43,814        $53,540                          $46,489

9/30/99                   $42,676        $52,072                          $45,272

10/31/99                  $44,747        $55,368                          $47,470

11/30/99                  $46,036        $56,492                          $48,847

12/31/99                  $48,918        $59,820                          $51,905

1/31/00                   $46,834        $56,817                          $49,683

2/29/00                   $46,824        $55,743                          $49,673

3/31/00                   $50,757        $61,195                          $53,847

4/30/00                   $49,537        $59,353                          $52,552

5/31/00                   $48,429        $58,136                          $51,387

6/30/00                   $49,772        $59,572                          $52,801

7/31/00                   $49,021        $58,643                          $52,004

8/31/00                   $51,696        $62,284                          $54,853

9/30/00                   $49,500        $58,996                          $52,512

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.
(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Diversified Equity Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Diversified Small Cap Fund (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small capitalization equity investment styles.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management Incorporated
  Smith Asset Management Group
  Peregrine Capital Management

FUND MANAGERS
  Collectively Managed

INCEPTION DATE
  12/31/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 23.69%(1) for the one-year period ended September 30, 2000, excluding sales charges. The Fund outperformed its benchmark, the Russell 2000 Index(2), which returned 23.39% during the period. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results. The Fund's one-year performance was attributable to unusually favorable conditions that may not be sustainable and are not likely to exist in the future.
   Small cap stocks experienced considerable volatility over the reporting period. In the fourth quarter of 1999 and first quarter of 2000, investors showed a great deal of interest in small cap growth stocks in the technology, media and telecommunications (TMT) sectors. Internet-related issues performed especially well.
   In March, however, the trend reversed course. Led by declines in the technology and telecommunications sectors, the small cap growth segment came under heavy selling pressure that persisted through much of the spring and summer. Investors were apparently concerned about a potential slowdown in the technology and telecommunications sectors, as well as the impact of higher crude oil prices and higher interest rates, among other factors. These concerns helped attract investors to stocks traditionally viewed as defensive, such as utilities and financials. Those sectors also gained strength from a growing consensus that interest rates had stabilized.
   The Fund benefited from the resurgence of value-oriented stocks in the latter part of the reporting period. Fifty percent of the Fund is allocated to two value-oriented small cap portfolios. An additional 25% is invested in the Small Cap Index Portfolio, half of which consists of value stocks. As a result, the Fund has a slight value tilt, which helped it outperform its peer group average over the spring and summer. Although small cap growth stocks were generally out of favor during that period, the Fund's Small Company Growth Portfolio was buoyed by its financial and health care holdings.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund managers believe that the U.S. economy is indeed slowing, a trend that should lead investors to favor defensive old-line and interest rate sensitive areas of the stock market.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Diversified Small Cap Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Diversified Small Cap Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 6, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional
Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance, including sales charge, assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
6

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                         Excluding Sales Charge                      Including Sales Charge
                           --------------------------------------------------  ----------------------------------
                           6-Month*  1-Year   Since Inception  Since 01/01/98  6-Month*  1-Year   Since Inception
CLASS A                      3.78     23.69           4.03                      (2.19)    16.58           1.81
CLASS B                      3.39     22.66           3.33                      (1.61)    17.66           2.29
INSTITUTIONAL CLASS          3.90     23.95           4.14
BENCHMARK
  RUSSELL 2000 INDEX        (2.72)    23.39                         7.85(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

PRICE TO EARNINGS RATIO (TRAILING 12 MO.)           17.5x
PRICE TO BOOK RATIO                                 2.6x
MEDIAN MARKET CAP. ($B)                              0.9
NUMBER OF HOLDINGS                                   772
PORTFOLIO TURNOVER                                  121%

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AMERICREDIT CORPORATION                              0.97%
VINTAGE PETROLEUM INCORPORATED                       0.94%
DOLLAR THRIFTY AUTOMOTIVE                            0.89%
INFOCUS CORPORATION                                  0.83%
OLD REPUBLIC INTERNATIONAL CORPORATION               0.78%
C&D TECHNOLOGIES INCORPORATED                        0.76%
MICHAELS STORES                                      0.75%
ASTORIA FINANCIAL CORPORATION                        0.75%
COMPUCREDIT CORPORATION                              0.69%
OXFORD HEALTH PLANS                                  0.64%

  SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial              19%

Technology             18%

Consumer Cyclical      14%

Health Care            12%

Energy                  6%

Consumer Services       6%

Commercial Services     4%

Utilities               4%

Basic Materials         4%

Consumer Non-Cyclical   3%

Industrials             3%

Transportation          3%

Cash                    3%

Telecommunications      1%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO DIVERSIFIED                           WELLS FARGO DIVERSIFIED
          SMALL CAP FUND-CLASS A   RUSSELL 2000 INDEX  SMALL CAP FUND-INSTITUTIONAL CLASS

12/31/97                   $9,425             $10,000                             $10,000

1/31/98                    $9,312              $9,842                              $9,880

2/28/98                   $10,075             $10,569                             $10,690

3/31/98                   $10,527             $11,005                             $11,170

4/30/98                   $10,574             $11,065                             $11,220

5/31/98                    $9,915             $10,469                             $10,520

6/30/98                    $9,849             $10,491                             $10,450

7/31/98                    $9,104              $9,641                              $9,660

8/31/98                    $7,163              $7,769                              $7,600

9/30/98                    $7,512              $8,377                              $7,970

10/31/98                   $7,853              $8,719                              $8,320

11/30/98                   $8,253              $9,176                              $8,750

12/31/98                   $8,619              $9,744                              $9,140

1/31/99                    $8,530              $9,873                              $9,040

2/28/99                    $7,782              $9,074                              $8,260

3/31/99                    $7,684              $9,215                              $8,150

4/30/99                    $8,218             $10,041                              $8,720

5/31/99                    $8,476             $10,187                              $8,990

6/30/99                    $8,948             $10,648                              $9,500

7/31/99                    $8,895             $10,356                              $9,450

8/31/99                    $8,547              $9,973                              $9,070

9/30/99                    $8,494              $9,975                              $9,020

10/31/99                   $8,485             $10,016                              $9,020

11/30/99                   $8,823             $10,614                              $9,370

12/31/99                   $9,447             $11,815                             $10,040

1/31/00                    $9,010             $11,625                              $9,570

2/29/00                    $9,785             $13,544                             $10,400

3/31/00                   $10,123             $12,652                             $10,760

4/30/00                   $10,061             $11,890                             $10,690

5/31/00                    $9,732             $11,197                             $10,350

6/30/00                   $10,168             $12,173                             $10,810

7/31/00                    $9,892             $11,781                             $10,520

8/31/00                   $10,756             $12,680                             $11,440

9/30/00                   $10,506             $12,307                             $11,180

--------------------------------------------------------------------------------
(2) The Russell 2000 Index is an unmanaged market value weighted index that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3)  The published return closest to the Fund's inception date of 12/31/97.
(4) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Diversified Small Cap Fund Class A and Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Roberts, CFA
  Gary Dunn, CFA

INCEPTION DATE
  03/31/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 1.17%(1) for the one-year period ended September 30, 2000, excluding sales charges. The Fund underperformed its benchmark, the Russell 1000 Value Index(2), which returned 8.91%. The Fund's Class A shares distributed $0.42 per share in dividend income and $3.04 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The majority of the difference between the Fund's performance and that of its benchmark can be attributed to the financial and utility sectors, which underperformed the Fund's benchmark by almost half. The Fund's telecommunications, basic materials and consumer cyclicals sectors were also relatively weak.
   In absolute terms, the Fund benefited from the solid performance of several holdings. Shares of the financial services firm St. Paul Companies nearly doubled, thanks to improved earnings per share growth and better long-term prospects. J.P. Morgan, which received a merger offer from Chase Manhattan, was another strong holding. The health care sector performed well, and in the utility sector, Public Service Enterprise Group produced solid returns. In addition, the Fund's energy stocks benefited as oil prices continued to rise.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund managers believe that the U.S. economy may remain healthy, while European and Asian economies begin to strengthen. The euro's declining value versus the U.S. dollar may have a negative impact on the Fund's performance, given its exposure to many U.S. companies that derive significant revenue from European economies.
   The Fund managers will continue to focus on the highest-quality franchise companies that appear to have the most solid growth prospects. The Fund will strive to avoid the pure value stocks that appear to lack a catalyst to improve performance.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B, Class C and Institutional
Class shares of the Wells Fargo Equity Income Fund for periods prior to
November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Income Equity Fund (the accounting survivor of a merger of the Norwest Advantage Income Equity Fund and the Stagecoach Diversified Equity Income Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A and Class B shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares of the Fund prior to October 1, 1998 reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class C sales charges and expenses. Performance of the Institutional
Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A. (WFB MN), formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and
Class C share performance, including sales charge, assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
8

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                       1.13     1.17    15.55    15.93     (4.68)   (4.65)   14.19    15.24

CLASS B                       0.75     0.41    14.69    15.06     (4.05)   (4.26)   14.46    15.06

CLASS C                       0.76     0.41    14.67    15.05     (0.20)   (0.53)   14.67    15.05

INSTITUTIONAL CLASS           1.24     1.39    15.60    15.95

BENCHMARKS

  S&P 500 INDEX(3)           (3.60)   13.28    21.69    19.44

  RUSSELL 1000 VALUE
    INDEX                     2.81     8.91    17.59    17.85

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                               0.79

PRICE TO EARNINGS RATIO (TRAILING 12 MO.)           19.4x

PRICE TO BOOK RATIO                                 3.7x

MEDIAN MARKET CAP ($B)                              36.0

NUMBER OF HOLDINGS                                   86

PORTFOLIO TURNOVER                                   3%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

ST. PAUL COMPANIES INCORPORATED                      4.29%

PEPSICO                                              4.23%

IBM CORPORATION                                      4.00%

GENERAL ELECTRIC COMPANY                             3.72%

TYCO INTERNATIONAL LIMITED                           3.60%

HEWLETT-PACKARD COMPANY                              3.46%

J.P. MORGAN & COMPANY                                3.11%

EXXON MOBIL CORPORATION                              3.04%

AMERICAN EXPRESS COMPANY                             2.81%

TXU CORPORATION                                      2.70%

  SECTOR DISTRIBUTION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial              19%

Technology             15%

Health Care            11%

Consumer Non-Cyclical  11%

Industrials             9%

Energy                  8%

Basic Materials         7%

Consumer Cyclical       5%

Consumer Services       5%

Commercial Services     4%

Telecommunications      3%

Utilities               3%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           WELLS FARGO                                      WELLS FARGO
          EQUITY INCOME                 RUSSELL 1000       EQUITY INCOME
          FUND-CLASS A   S&P 500 INDEX  VALUE INDEX   FUND-INSTITUTIONAL CLASS

9/30/90          $9,425        $10,000      $10,000                    $10,000

10/31/90         $9,429         $9,957       $9,863                    $10,004

11/30/90         $9,904        $10,601      $10,547                    $10,508

12/31/90        $10,178        $10,896      $10,814                    $10,799

1/31/91         $10,589        $11,371      $11,302                    $11,235

2/28/91         $11,356        $12,184      $12,054                    $12,049

3/31/91         $11,618        $12,479      $12,232                    $12,326

4/30/91         $11,654        $12,509      $12,321                    $12,365

5/31/91         $12,119        $13,048      $12,780                    $12,858

6/30/91         $11,557        $12,451      $12,242                    $12,262

7/31/91         $11,954        $13,031      $12,753                    $12,684

8/31/91         $12,289        $13,340      $12,984                    $13,039

9/30/91         $12,129        $13,117      $12,887                    $12,869

10/31/91        $12,249        $13,293      $13,101                    $12,997

11/30/91        $11,817        $12,757      $12,429                    $12,538

12/31/91        $13,106        $14,216      $13,470                    $13,905

1/31/92         $12,752        $13,952      $13,493                    $13,530

2/29/92         $12,844        $14,132      $13,824                    $13,628

3/31/92         $12,788        $13,857      $13,622                    $13,568

4/30/92         $13,201        $14,264      $14,210                    $14,006

5/31/92         $13,204        $14,334      $14,280                    $14,009

6/30/92         $12,999        $14,121      $14,193                    $13,792

7/31/92         $13,630        $14,698      $14,710                    $14,462

8/31/92         $13,319        $14,397      $14,258                    $14,132

9/30/92         $13,432        $14,566      $14,455                    $14,251

10/31/92        $13,360        $14,616      $14,468                    $14,176

11/30/92        $13,742        $15,114      $14,942                    $14,581

12/31/92        $13,827        $15,299      $15,301                    $14,671

1/31/93         $13,719        $15,427      $15,745                    $14,556

2/28/93         $13,948        $15,637      $16,294                    $14,799

3/31/93         $14,400        $15,967      $16,775                    $15,279

4/30/93         $14,196        $15,581      $16,560                    $15,062

5/31/93         $14,607        $15,998      $16,893                    $15,498

6/30/93         $14,505        $16,045      $17,268                    $15,390

7/31/93         $14,482        $15,981      $17,458                    $15,366

8/31/93         $15,059        $16,587      $18,088                    $15,978

9/30/93         $14,908        $16,460      $18,119                    $15,818

10/31/93        $14,986        $16,800      $18,104                    $15,901

11/30/93        $14,780        $16,640      $17,728                    $15,682

12/31/93        $14,883        $16,841      $18,066                    $15,791

1/31/94         $15,286        $17,414      $18,746                    $16,218

2/28/94         $14,828        $16,941      $18,106                    $15,733

3/31/94         $14,208        $16,203      $17,431                    $15,075

4/30/94         $14,410        $16,410      $17,766                    $15,289

5/31/94         $14,781        $16,680      $17,972                    $15,682

6/30/94         $14,429        $16,271      $17,541                    $15,309

7/31/94         $14,833        $16,805      $18,086                    $15,737

8/31/94         $15,798        $17,494      $18,607                    $16,761

9/30/94         $15,538        $17,067      $17,991                    $16,486

10/31/94        $15,843        $17,450      $18,241                    $16,809

11/30/94        $15,383        $16,814      $17,506                    $16,321

12/31/94        $15,574        $17,064      $17,709                    $16,524

1/31/95         $16,031        $17,506      $18,254                    $17,009

2/28/95         $16,721        $18,188      $18,977                    $17,741

3/31/95         $17,169        $18,723      $19,395                    $18,217

4/30/95         $17,693        $19,274      $20,008                    $18,772

5/31/95         $18,366        $20,043      $20,848                    $19,487

6/30/95         $18,491        $20,508      $21,130                    $19,619

7/31/95         $18,964        $21,188      $21,865                    $20,122

8/31/95         $19,056        $21,241      $22,173                    $20,218

9/30/95         $20,053        $22,137      $22,976                    $21,277

10/31/95        $19,962        $22,058      $22,748                    $21,180

11/30/95        $21,050        $23,025      $23,899                    $22,335

12/31/95        $21,558        $23,469      $24,499                    $22,874

1/31/96         $22,320        $24,267      $25,264                    $23,681

2/29/96         $22,446        $24,493      $25,456                    $23,816

3/31/96         $22,709        $24,728      $25,888                    $24,094

4/30/96         $23,036        $25,091      $25,987                    $24,441

5/31/96         $23,583        $25,736      $26,312                    $25,022

6/30/96         $23,840        $25,834      $26,333                    $25,285

7/31/96         $22,887        $24,692      $25,337                    $24,283

8/31/96         $23,196        $25,213      $26,062                    $24,611

9/30/96         $24,219        $26,630      $27,099                    $25,696

10/31/96        $24,676        $27,365      $28,148                    $26,182

11/30/96        $26,411        $29,431      $30,189                    $28,032

12/31/96        $25,923        $28,848      $29,802                    $27,505

1/31/97         $27,204        $30,648      $31,248                    $28,855

2/28/97         $27,594        $30,891      $31,707                    $29,278

3/31/97         $26,725        $29,624      $30,566                    $28,356

4/30/97         $27,587        $31,390      $31,849                    $29,270

5/31/97         $28,867        $33,308      $33,630                    $30,628

6/30/97         $30,102        $34,790      $35,072                    $31,929

7/31/97         $32,094        $37,556      $37,710                    $34,043

8/31/97         $30,540        $35,452      $36,367                    $32,394

9/30/97         $32,086        $37,392      $38,564                    $34,044

10/31/97        $31,091        $36,143      $37,488                    $32,988

11/30/97        $32,574        $37,816      $39,145                    $34,562

12/31/97        $33,199        $38,467      $40,288                    $35,216

1/31/98         $33,244        $38,890      $39,716                    $35,273

2/28/98         $35,473        $41,694      $42,389                    $37,637

3/31/98         $37,341        $43,828      $44,983                    $39,619

4/30/98         $37,683        $44,276      $45,284                    $39,973

5/31/98         $37,133        $43,514      $44,614                    $39,390

6/30/98         $37,723        $45,281      $45,185                    $40,016

7/31/98         $36,647        $44,801      $44,390                    $38,884

8/31/98         $32,045        $38,327      $37,785                    $33,991

9/30/98         $33,811        $40,784      $39,954                    $35,875

10/31/98        $36,216        $44,099      $43,050                    $38,416

11/30/98        $37,918        $46,772      $45,056                    $40,222

12/31/98        $39,114        $49,466      $46,588                    $41,501

1/31/99         $39,004        $51,548      $46,961                    $41,385

2/28/99         $39,096        $49,940      $46,299                    $41,472

3/31/99         $40,622        $51,938      $47,257                    $43,092

4/30/99         $42,718        $53,948      $51,671                    $45,325

5/31/99         $42,608        $52,675      $51,102                    $45,198

6/30/99         $44,354        $55,540      $52,584                    $47,060

7/31/99         $43,175        $53,806      $51,044                    $45,809

8/31/99         $42,456        $53,540      $49,150                    $45,037

9/30/99         $40,835        $52,072      $47,435                    $43,317

10/31/99        $41,962        $55,368      $50,167                    $44,513

11/30/99        $42,278        $56,492      $49,775                    $44,858

12/31/99        $42,347        $59,820      $50,014                    $44,939

1/31/00         $40,212        $56,817      $48,384                    $42,683

2/29/00         $37,138        $55,743      $44,789                    $39,430

3/31/00         $40,850        $61,195      $50,253                    $43,385

4/30/00         $40,650        $59,353      $49,670                    $43,183

5/31/00         $41,316        $58,136      $50,192                    $43,890

6/30/00         $40,349        $59,572      $47,898                    $42,870

7/31/00         $39,539        $58,643      $48,497                    $42,019

8/31/00         $41,757        $62,284      $51,193                    $44,387

9/30/00         $41,312        $58,996      $51,664                    $43,921

--------------------------------------------------------------------------------

(2) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets.
(4) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Equity Income Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Equity Index Fund (the Fund) seeks to approximate the total rate of return of substantially all common stocks comprising the S&P 500 Index(1).

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  01/25/84

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 12.43%(2) for the one-year period ended September 30, 2000, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index, which returned 13.28% during the period. The Fund's Class A shares distributed $0.10 per share in dividend income and $3.19 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's objective is to approximate the return of the S&P 500 Index. To achieve this goal, the Fund invests in all 500 securities that make up the S&P 500 Index in the same weighting as the S&P 500 Index. Differences between the Fund's performance and that of the S&P 500 Index are due to fund expenses and the effects of cash positions held by the Fund. A small portion of the Fund's assets are kept in cash so that the Fund can handle shareholder transactions without being forced to trade stocks to provide liquidity. Holding cash minimizes transaction costs, but it can hurt performance. The Fund's managers strive to minimize the effect of holding cash by hedging the Fund's cash position with S&P 500 Index futures contracts, which, in effect, give the Fund a 100% equity position.
   The S&P 500 Index experienced dramatic highs and lows over the reporting period. In late 1999 and early 2000, its performance was driven by a powerful rally in technology, media and telecommunications (TMT) stocks. These stocks entered a sharp correction in March 2000, however, and the volatility persisted through September. Grappling with a number of factors -- including higher interest rates, higher crude oil prices and potentially slower growth in the technology and telecommunications industries -- investors began to favor sectors that are traditionally considered defensive, such as utilities.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the U.S. economy is indeed slowing, a trend that historically has led investors to favor defensive old-line and interest rate sensitive areas of the stock market. As economic growth slows and inflation fears appear to dissipate, the Fund expects the overall S&P 500 Index to move to new all-time highs during the next few months. The Fund's managers will buy and sell securities only to reflect concurrent changes in the underlying index.

--------------------------------------------------------------------------------

(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
10

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      (3.88)   12.43    20.61    18.26     (9.41)    5.96    19.19    17.56

CLASS B                      (4.24)   11.58    19.77    17.53     (9.03)    6.58    19.57    17.53

BENCHMARK

  S&P 500 INDEX              (3.60)   13.28    21.69    19.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                       1.00

PRICE TO EARNINGS RATIO
  (TRAILING 12 MO.)                        28.5X

PRICE TO BOOK RATIO                         5.2X

MEDIAN MARKET CAP. ($B)                     9.3

5 YEAR EARNINGS GROWTH
  (HISTORIC)                               10.4%

NUMBER OF HOLDINGS                          503

PORTFOLIO TURNOVER                           8%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

GENERAL ELECTRIC COMPANY                             4.39%

CISCO SYSTEMS INCORPORATED                           3.01%

MICROSOFT CORPORATION                                2.44%

EXXON MOBIL CORPORATION                              2.39%

PFIZER INCORPORATED                                  2.18%

INTEL CORPORATION                                    2.15%

CITIGROUP INCORPORATED                               1.87%

ORACLE CORPORATION                                   1.70%

AMERICAN INTERATIONAL GROUP                          1.70%

EMC CORPORATION                                      1.66%

  SECTOR DISTRIBUTION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             30%

Financial              18%

Health Care            11%

Telecommunications      6%

Energy                  6%

Consumer Non-Cyclical   6%

Consumer Cyclical       6%

Consumer Services       5%

Basic Materials         4%

Industrials             3%

Utilities               2%

Commercial Services     2%

Transportation          1%

  GROWTH OF $10,000 CHART(5)
----------------------------------------------

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO EQUITY INDEX FUND-CLASS A  S&P 500 INDEX

9/30/90                                  $9,425        $10,000

10/31/90                                 $9,376         $9,957

11/30/90                                 $9,965        $10,601

12/31/90                                $10,234        $10,896

1/31/91                                 $10,663        $11,371

2/28/91                                 $11,409        $12,184

3/31/91                                 $11,665        $12,479

4/30/91                                 $11,683        $12,509

5/31/91                                 $12,160        $13,048

6/30/91                                 $11,605        $12,451

7/31/91                                 $12,129        $13,031

8/31/91                                 $12,402        $13,340

9/30/91                                 $12,190        $13,117

10/31/91                                $12,342        $13,293

11/30/91                                $11,843        $12,757

12/31/91                                $13,174        $14,216

1/31/92                                 $12,918        $13,952

2/29/92                                 $13,075        $14,132

3/31/92                                 $12,814        $13,857

4/30/92                                 $13,175        $14,264

5/31/92                                 $13,228        $14,334

6/30/92                                 $13,025        $14,121

7/31/92                                 $13,542        $14,698

8/31/92                                 $13,257        $14,397

9/30/92                                 $13,401        $14,566

10/31/92                                $13,436        $14,616

11/30/92                                $13,881        $15,114

12/31/92                                $14,043        $15,299

1/31/93                                 $14,146        $15,427

2/28/93                                 $14,329        $15,637

3/31/93                                 $14,616        $15,967

4/30/93                                 $14,257        $15,581

5/31/93                                 $14,620        $15,998

6/30/93                                 $14,651        $16,045

7/31/93                                 $14,579        $15,981

8/31/93                                 $15,116        $16,587

9/30/93                                 $14,989        $16,460

10/31/93                                $15,284        $16,800

11/30/93                                $15,125        $16,640

12/31/93                                $15,294        $16,841

1/31/94                                 $15,799        $17,414

2/28/94                                 $15,364        $16,941

3/31/94                                 $14,686        $16,203

4/30/94                                 $14,863        $16,410

5/31/94                                 $15,091        $16,680

6/30/94                                 $14,715        $16,271

7/31/94                                 $15,184        $16,805

8/31/94                                 $15,787        $17,494

9/30/94                                 $15,395        $17,067

10/31/94                                $15,724        $17,450

11/30/94                                $15,146        $16,814

12/31/94                                $15,358        $17,064

1/31/95                                 $15,739        $17,506

2/28/95                                 $16,340        $18,188

3/31/95                                 $16,806        $18,723

4/30/95                                 $17,282        $19,274

5/31/95                                 $17,954        $20,043

6/30/95                                 $18,352        $20,508

7/31/95                                 $18,943        $21,188

8/31/95                                 $18,978        $21,241

9/30/95                                 $19,754        $22,137

10/31/95                                $19,675        $22,058

11/30/95                                $20,511        $23,025

12/31/95                                $20,885        $23,469

1/31/96                                 $21,576        $24,267

2/29/96                                 $21,762        $24,493

3/31/96                                 $21,955        $24,728

4/30/96                                 $22,258        $25,091

5/31/96                                 $22,804        $25,736

6/30/96                                 $22,874        $25,834

7/31/96                                 $21,850        $24,692

8/31/96                                 $22,286        $25,213

9/30/96                                 $23,518        $26,630

10/31/96                                $24,144        $27,365

11/30/96                                $25,934        $29,431

12/31/96                                $25,409        $28,848

1/31/97                                 $26,958        $30,648

2/28/97                                 $27,147        $30,891

3/31/97                                 $26,017        $29,624

4/30/97                                 $27,543        $31,390

5/31/97                                 $29,191        $33,308

6/30/97                                 $30,487        $34,790

7/31/97                                 $32,852        $37,556

8/31/97                                 $30,997        $35,452

9/30/97                                 $32,661        $37,392

10/31/97                                $31,550        $36,143

11/30/97                                $32,971        $37,816

12/31/97                                $33,512        $38,467

1/31/98                                 $33,863        $38,890

2/28/98                                 $36,281        $41,694

3/31/98                                 $38,111        $43,828

4/30/98                                 $38,474        $44,276

5/31/98                                 $37,786        $43,514

6/30/98                                 $39,318        $45,281

7/31/98                                 $38,878        $44,801

8/31/98                                 $33,250        $38,327

9/30/98                                 $35,360        $40,784

10/31/98                                $38,181        $44,099

11/30/98                                $40,474        $46,772

12/31/98                                $42,785        $49,466

1/31/99                                 $44,538        $51,548

2/28/99                                 $43,133        $49,940

3/31/99                                 $44,828        $51,938

4/30/99                                 $46,538        $53,948

5/31/99                                 $45,411        $52,675

6/30/99                                 $47,891        $55,540

7/31/99                                 $46,379        $53,806

8/31/99                                 $46,127        $53,540

9/30/99                                 $44,842        $52,072

10/31/99                                $47,659        $55,368

11/30/99                                $48,578        $56,492

12/31/99                                $51,392        $59,820

1/31/00                                 $48,781        $56,817

2/29/00                                 $47,832        $55,743

3/31/00                                 $52,448        $61,195

4/30/00                                 $50,838        $59,353

5/31/00                                 $49,764        $58,136

6/30/00                                 $50,951        $59,572

7/31/00                                 $50,170        $58,643

8/31/00                                 $53,247        $62,284

9/30/00                                 $50,414        $58,996

--------------------------------------------------------------------------------

(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A and Class B shares of the Wells Fargo Equity Index Fund for periods prior to November 8, 1999, reflects performance of the Class A and Class B shares of the Stagecoach Equity Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to December 12, 1997, reflects performance of the Stagecoach Corporate Stock Fund, a predecessor portfolio with the same investment objectives and policies as the Fund. Performance shown for the Class A shares of the Fund prior to January 1, 1992, reflects performance of the Corporate Stock Fund of the Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio of the Stagecoach Corporate Stock Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares prior to February 17, 1998, reflects performance of the Class A shares, adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Equity Index Fund Class A shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses while assuming the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EQUITY VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Equity Value Fund (the Fund) seeks to provide investors with long-term capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Allan White
  Allen Wisniewski, CFA
  Gregg Giboney, CFA

INCEPTION DATE
  07/02/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 12.12%(1) for the one-year period ended September 30, 2000, excluding sales charges. The Fund underperformed its benchmark, the S&P 500 Index(2), which returned 13.28%, but outperformed the Russell 1000 Value Index(3), which returned 8.91% during the period. The Fund's Class A shares distributed $0.03 per share in dividend income and $2.27 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's relatively light exposure to technology and telecommunications stocks was a hindrance relative to the more growth-oriented S&P 500 Index over the first part of the reporting period, but a help in the latter part. The telecommunications and technology sectors led the market with a tremendous rally in late 1999 and early 2000, but fell into a sharp correction in the spring of 2000 that persisted through the end of September.
   The Fund was able to outperform the narrower Russell 1000 Value Index thanks to both favorable stock selection and favorable sector allocations over the fiscal year. The managers' stock selection in the financial and health care sectors was especially advantageous to the Fund. The Fund also benefited from timely trades in the consumer staples area, its underweighting in telecommunications stocks, and good positions in oil services, exploration and production stocks.
   The Fund's best performers over the reporting period included PepsiCo, Morgan Stanley Dean Witter and Citigroup. Among the laggards were Canadian National Railway, Costco Wholesale and Chase Manhattan Bank.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the combination of higher interest rates and higher energy prices are slowing the economy. The euro's weakness relative to the U.S. dollar is also creating a headwind for U.S. companies with significant overseas business. If the slowdown is moderate -- creating the proverbial soft landing -- the managers expect the market and the Fund to perform relatively well over the next year. In addition, assuming that market performance continues to broaden, the managers believe that the performance of this Fund, and that of value-oriented strategies in general, should be equal or favorable to the overall market's in the coming months.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through November 5, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B, Class C and Institutional
Class shares of the Wells Fargo Equity Value Fund for periods prior to
November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Equity Value Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for Class A shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the Pacifica Equity Value Fund, a predecessor portfolio with the same investment objective and policies as the Stagecoach Equity Value Fund. Performance shown for the Class B shares for periods prior to September 6, 1996, reflects performance of the Investor shares of the predecessor portfolio, with expenses of the Investor shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance, including sales charge, assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
12

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                       2.81    12.12    12.70    14.77     (3.08)    5.67    11.37    14.08

CLASS B                       2.42    11.28    12.02    14.03     (2.58)    6.56    11.77    14.03

CLASS C                       2.32    11.18    12.00    14.02      1.32    10.24    12.00    14.02

INSTITUTIONAL CLASS           2.89    12.18    12.92    14.88

BENCHMARK

  S&P 500 INDEX              (3.60)   13.28    21.69    19.44

  RUSSELL 1000 VALUE
    INDEX                     2.81     8.91    17.59    17.85

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                       0.88

PRICE TO EARNINGS RATIO
  (TRAILING 12 MO.)                         24X

PRICE TO BOOK RATIO                        4.75X

MEDIAN MARKET CAP ($B)                      27.2

NUMBER OF HOLDINGS                           60

PORTFOLIO TURNOVER                          117%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

CITIGROUP INCORPORATED                               5.62%

IBM CORPORATION                                      5.35%

AMERICAN INTERNATIONAL GROUP                         5.22%

EXXON MOBIL CORPORATION                              3.71%

MORGAN STANLEY DEAN WITTER                           3.36%

GENERAL ELECTRIC COMPANY                             2.96%

MOLEX INCORPORATED                                   2.64%

HARTFORD FINANCIAL SERVICES                          2.60%

COSTCO WHOLESALE CORPORATION                         2.54%

TYCO INTERNATIONAL LIMITED                           2.50%

 SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financial              32%

Technology             18%

Consumer Cyclical       9%

Health Care             9%

Energy                  8%

Consumer Non-Cyclical   8%

Industrials             4%

Consumer Services       3%

Commercial Services     3%

Basic Materials         3%

Telecommunications      2%

Utilities               1%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO EQUITY                 RUSSELL 1000        WELLS FARGO EQUITY
       VALUE FUND-CLASS A  S&P 500 INDEX  VALUE INDEX   VALUE FUND-INSTITUTIONAL CLASS

9/90               $9,425        $10,000      $10,000                          $10,000

10/90              $9,322         $9,957       $9,863                           $9,894

11/90              $9,993        $10,601      $10,547                          $10,606

12/90             $10,340        $10,896      $10,814                          $10,974

1/91              $10,645        $11,371      $11,302                          $11,298

2/91              $11,322        $12,184      $12,054                          $12,017

3/91              $11,650        $12,479      $12,232                          $12,364

4/91              $11,525        $12,509      $12,321                          $12,232

5/91              $11,888        $13,048      $12,780                          $12,617

6/91              $11,320        $12,451      $12,242                          $12,015

7/91              $11,811        $13,031      $12,753                          $12,535

8/91              $12,096        $13,340      $12,984                          $12,837

9/91              $11,970        $13,117      $12,887                          $12,704

10/91             $12,051        $13,293      $13,101                          $12,790

11/91             $11,317        $12,757      $12,429                          $12,011

12/91             $12,490        $14,216      $13,470                          $13,256

1/92              $12,667        $13,952      $13,493                          $13,443

2/92              $12,902        $14,132      $13,824                          $13,693

3/92              $12,737        $13,857      $13,622                          $13,518

4/92              $13,043        $14,264      $14,210                          $13,843

5/92              $12,890        $14,334      $14,280                          $13,680

6/92              $12,643        $14,121      $14,193                          $13,418

7/92              $13,023        $14,698      $14,710                          $13,821

8/92              $12,584        $14,397      $14,258                          $13,355

9/92              $12,786        $14,566      $14,455                          $13,570

10/92             $12,941        $14,616      $14,468                          $13,734

11/92             $13,501        $15,114      $14,942                          $14,329

12/92             $13,807        $15,299      $15,301                          $14,654

1/93              $14,323        $15,427      $15,745                          $15,201

2/93              $14,556        $15,637      $16,294                          $15,448

3/93              $15,121        $15,967      $16,775                          $16,048

4/93              $14,874        $15,581      $16,560                          $15,786

5/93              $15,367        $15,998      $16,893                          $16,310

6/93              $15,553        $16,045      $17,268                          $16,506

7/93              $15,726        $15,981      $17,458                          $16,690

8/93              $16,456        $16,587      $18,088                          $17,466

9/93              $16,395        $16,460      $18,119                          $17,400

10/93             $16,668        $16,800      $18,104                          $17,691

11/93             $16,619        $16,640      $17,728                          $17,638

12/93             $17,372        $16,841      $18,066                          $18,437

1/94              $18,117        $17,414      $18,746                          $19,228

2/94              $17,934        $16,941      $18,106                          $19,034

3/94              $17,153        $16,203      $17,431                          $18,205

4/94              $17,224        $16,410      $17,766                          $18,280

5/94              $17,393        $16,680      $17,972                          $18,460

6/94              $17,033        $16,271      $17,541                          $18,078

7/94              $17,402        $16,805      $18,086                          $18,470

8/94              $17,956        $17,494      $18,607                          $19,057

9/94              $17,623        $17,067      $17,991                          $18,703

10/94             $17,523        $17,450      $18,241                          $18,597

11/94             $16,896        $16,814      $17,506                          $17,932

12/94             $17,075        $17,064      $17,709                          $18,122

1/95              $16,892        $17,506      $18,254                          $17,927

2/95              $17,547        $18,188      $18,977                          $18,623

3/95              $18,004        $18,723      $19,395                          $19,108

4/95              $18,495        $19,274      $20,008                          $19,629

5/95              $19,063        $20,043      $20,848                          $20,232

6/95              $19,186        $20,508      $21,130                          $20,363

7/95              $19,973        $21,188      $21,865                          $21,198

8/95              $20,050        $21,241      $22,173                          $21,280

9/95              $20,545        $22,137      $22,976                          $21,804

10/95             $20,096        $22,058      $22,748                          $21,344

11/95             $20,978        $23,025      $23,899                          $22,297

12/95             $21,192        $23,469      $24,499                          $22,537

1/96              $21,581        $24,267      $25,264                          $22,967

2/96              $21,856        $24,493      $25,456                          $23,260

3/96              $22,438        $24,728      $25,888                          $23,897

4/96              $22,892        $25,091      $25,987                          $24,397

5/96              $23,233        $25,736      $26,312                          $24,777

6/96              $23,039        $25,834      $26,333                          $24,571

7/96              $22,014        $24,692      $25,337                          $23,461

8/96              $22,551        $25,213      $26,062                          $24,033

9/96              $23,542        $26,630      $27,099                          $25,109

10/96             $24,695        $27,365      $28,148                          $26,359

11/96             $26,666        $29,431      $30,189                          $28,463

12/96             $26,774        $28,848      $29,802                          $28,571

1/97              $27,809        $30,648      $31,248                          $29,695

2/97              $28,242        $30,891      $31,707                          $30,137

3/97              $27,221        $29,624      $30,566                          $29,059

4/97              $28,013        $31,390      $31,849                          $29,904

5/97              $30,183        $33,308      $33,630                          $32,220

6/97              $31,356        $34,790      $35,072                          $33,487

7/97              $33,890        $37,556      $37,710                          $36,193

8/97              $32,661        $35,452      $36,367                          $34,901

9/97              $33,941        $37,392      $38,564                          $36,263

10/97             $32,178        $36,143      $37,488                          $34,380

11/97             $33,202        $37,816      $39,145                          $35,473

12/97             $34,090        $38,467      $40,288                          $36,418

1/98              $33,899        $38,890      $39,716                          $36,237

2/98              $36,509        $41,694      $42,389                          $39,026

3/98              $38,587        $43,828      $44,983                          $41,273

4/98              $38,183        $44,276      $45,284                          $40,818

5/98              $37,567        $43,514      $44,614                          $40,181

6/98              $37,390        $45,281      $45,185                          $39,985

7/98              $35,345        $44,801      $44,390                          $37,796

8/98              $30,359        $38,327      $37,785                          $32,462

9/98              $31,924        $40,784      $39,954                          $34,150

10/98             $33,956        $44,099      $43,050                          $36,324

11/98             $35,388        $46,772      $45,056                          $37,881

12/98             $36,367        $49,466      $46,588                          $38,937

1/99              $35,949        $51,548      $46,961                          $38,464

2/99              $34,672        $49,940      $46,299                          $37,097

3/99              $35,171        $51,938      $47,257                          $37,640

4/99              $37,966        $53,948      $51,671                          $40,633

5/99              $37,011        $52,675      $51,102                          $39,635

6/99              $38,428        $55,540      $52,584                          $41,138

7/99              $36,841        $53,806      $51,044                          $39,463

8/99              $34,718        $53,540      $49,150                          $37,189

9/99              $33,309        $52,072      $47,435                          $35,694

10/99             $35,109        $55,368      $50,167                          $37,598

11/99             $34,992        $56,492      $49,775                          $37,498

12/99             $35,579        $59,820      $50,014                          $38,143

1/00              $34,723        $56,817      $48,384                          $37,196

2/00              $33,177        $55,743      $44,789                          $35,539

3/00              $36,326        $61,195      $50,253                          $38,914

4/00              $35,636        $59,353      $49,670                          $38,173

5/00              $35,553        $58,136      $50,192                          $38,084

6/00              $34,807        $59,572      $47,898                          $37,313

7/00              $35,497        $58,643      $48,497                          $38,054

8/00              $38,426        $62,284      $51,193                          $41,196

9/00              $37,348        $58,996      $51,664                          $40,040

--------------------------------------------------------------------------------

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Equity Value Fund Class A and Institutional Class shares since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Kelli Hill
  Stephen Biggs

INCEPTION DATE
  08/02/90

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 14.40%(1) for the one-year period ended September 30, 2000, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned 13.28% during the period. The Fund's Class A shares distributed no dividend income and $3.05 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Technology stocks were a main factor driving the Fund's outperformance relative to the S&P 500 Index over the fiscal year. Enterprise and network storage stocks such as Veritas and EMC Corporation were clear winners as the demand for storage, driven by the Internet, continued to be very robust. Optical networking stocks such as Nortel Networks, Cisco Systems and Uniphase also performed very well through the year.
   In utilities, AES Corporation was another standout; it benefited as the demand for electrical power exceeded the supply. Even though there has been much concern regarding consumer spending over the year, Kohls Department Store was a great contributor to the Fund's performance.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers anticipate a stable-to-lower interest rate environment through at least the fourth quarter of 2000. As a result, the market is expected to improve in late 2000 and 2001, especially if the euro also stabilizes and the price of oil reaches equilibrium. This scenario should allow investors to regain confidence in large cap growth stocks. The Fund's managers also believe that the high-growth sectors, such as technology and telecommunications, would also benefit.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Stagecoach Growth Fund (the accounting survivor of a merger of the Stagecoach Growth Fund and the Norwest Advantage ValuGrowth Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the
Class B shares of the Fund for the period from January 1, 1992, to January 1, 1995, reflects performance of the Class A shares of the Fund, with expenses of the Class A shares adjusted to reflect Class B sales charges and expenses. Performance shown for the Class B shares of the Fund for periods prior to January 1, 1992, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Institutional Class shares of the Fund for the period from January 1, 1992, to September 6, 1996, reflects performance of the Fund's Class A shares. For periods prior to January 1, 1992, the performance shown reflects the performance of the shares of the Select Stock Fund of Wells Fargo Investment Trust for Retirement Programs, a predecessor portfolio with the same investment objective and policies as the Fund. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
14

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      (4.04)   14.40    18.06    16.31     (9.55)    7.84    16.66    15.62
CLASS B                      (4.43)   13.48    17.21    15.56     (9.21)    8.53    16.99    15.56
INSTITUTIONAL CLASS          (3.98)   14.55    18.12    16.34
BENCHMARK
  S&P 500 INDEX              (3.60)   13.28    21.69    19.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                               0.97
PRICE TO EARNINGS RATIO (TRAILING 12 MO.)           38.7x
PRICE TO BOOK RATIO                                 7.44x
MEDIAN MARKET CAP. ($B)                             48.4
NUMBER OF HOLDINGS                                   93
PORTFOLIO TURNOVER                                   51%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

GENERAL ELECTRIC COMPANY                             5.18%
CISCO SYSTEMS INCORPORATED                           4.47%
CITIGROUP INCORPORATED                               3.43%
EMC CORPORATION                                      3.15%
AMERICAN INTERNATIONAL GROUP                         3.10%
NORTEL NETWORKS CORPORATION                          3.01%
AES CORPORATION                                      2.88%
MICROSOFT CORPORATION                                2.81%
PFIZER INCORPORATED                                  2.40%
INTEL CORPORATION                                    2.39%

  SECTOR DISTRIBUTION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             35%

Financial              18%

Health Care             9%

Consumer Cyclical       7%

Energy                  7%

Consumer Non-Cyclical   6%

Consumer Services       4%

Telecommunications      4%

Industrials             3%

Utilities               3%

Commercial Services     2%

Basic Materials         2%

GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              WELLS FARGO                               WELLS FARGO
          GROWTH FUND-CLASS A  S&P 500 INDEX  GROWTH FUND-INSTITUTIONAL CLASS

9/30/90                $9,425        $10,000                          $10,000

10/31/90               $9,476         $9,957                          $10,050

11/30/90               $9,514        $10,601                          $10,089

12/31/90               $9,626        $10,896                          $10,208

1/31/91                $9,991        $11,371                          $10,595

2/28/91               $10,365        $12,184                          $10,992

3/31/91               $10,486        $12,479                          $11,121

4/30/91               $10,524        $12,509                          $11,161

5/31/91               $10,954        $13,048                          $11,617

6/30/91               $10,421        $12,451                          $11,052

7/31/91               $10,954        $13,031                          $11,617

8/31/91               $11,225        $13,340                          $11,905

9/30/91               $11,113        $13,117                          $11,786

10/31/91              $11,310        $13,293                          $11,994

11/30/91              $10,823        $12,757                          $11,478

12/31/91              $12,011        $14,216                          $12,738

1/31/92               $11,955        $13,952                          $12,679

2/29/92               $12,180        $14,132                          $12,917

3/31/92               $11,940        $13,857                          $12,662

4/30/92               $12,260        $14,264                          $13,002

5/31/92               $12,420        $14,334                          $13,172

6/30/92               $12,123        $14,121                          $12,857

7/31/92               $12,700        $14,698                          $13,469

8/31/92               $12,454        $14,397                          $13,208

9/30/92               $12,640        $14,566                          $13,405

10/31/92              $12,877        $14,616                          $13,657

11/30/92              $13,362        $15,114                          $14,171

12/31/92              $13,626        $15,299                          $14,451

1/31/93               $13,970        $15,427                          $14,815

2/28/93               $13,675        $15,637                          $14,503

3/31/93               $13,946        $15,967                          $14,790

4/30/93               $13,611        $15,581                          $14,435

5/31/93               $13,927        $15,998                          $14,770

6/30/93               $13,666        $16,045                          $14,493

7/31/93               $13,567        $15,981                          $14,388

8/31/93               $14,261        $16,587                          $15,124

9/30/93               $14,257        $16,460                          $15,120

10/31/93              $14,744        $16,800                          $15,636

11/30/93              $14,396        $16,640                          $15,267

12/31/93              $14,777        $16,841                          $15,671

1/31/94               $15,348        $17,414                          $16,277

2/28/94               $15,107        $16,941                          $16,022

3/31/94               $14,243        $16,203                          $15,105

4/30/94               $14,414        $16,410                          $15,286

5/31/94               $14,404        $16,680                          $15,275

6/30/94               $14,077        $16,271                          $14,929

7/31/94               $14,511        $16,805                          $15,389

8/31/94               $14,975        $17,494                          $15,881

9/30/94               $14,787        $17,067                          $15,682

10/31/94              $14,909        $17,450                          $15,811

11/30/94              $14,453        $16,814                          $15,327

12/31/94              $14,733        $17,064                          $15,625

1/31/95               $14,807        $17,506                          $15,703

2/28/95               $15,517        $18,188                          $16,456

3/31/95               $15,848        $18,723                          $16,807

4/30/95               $16,078        $19,274                          $17,051

5/31/95               $16,822        $20,043                          $17,840

6/30/95               $17,228        $20,508                          $18,270

7/31/95               $17,733        $21,188                          $18,806

8/31/95               $18,006        $21,241                          $19,096

9/30/95               $18,624        $22,137                          $19,751

10/31/95              $18,044        $22,058                          $19,136

11/30/95              $18,762        $23,025                          $19,897

12/31/95              $18,992        $23,469                          $20,141

1/31/96               $19,410        $24,267                          $20,584

2/29/96               $20,158        $24,493                          $21,378

3/31/96               $20,203        $24,728                          $21,425

4/30/96               $20,919        $25,091                          $22,185

5/31/96               $21,469        $25,736                          $22,769

6/30/96               $21,003        $25,834                          $22,274

7/31/96               $19,701        $24,692                          $20,893

8/31/96               $20,313        $25,213                          $21,542

9/30/96               $21,357        $26,630                          $22,609

10/31/96              $22,036        $27,365                          $23,330

11/30/96              $23,479        $29,431                          $24,858

12/31/96              $23,117        $28,848                          $24,468

1/31/97               $24,567        $30,648                          $26,003

2/28/97               $23,884        $30,891                          $25,290

3/31/97               $23,034        $29,624                          $24,399

4/30/97               $24,042        $31,390                          $25,472

5/31/97               $25,626        $33,308                          $27,162

6/30/97               $26,209        $34,790                          $27,772

7/31/97               $28,456        $37,556                          $30,160

8/31/97               $26,761        $35,452                          $28,369

9/30/97               $27,848        $37,392                          $29,519

10/31/97              $26,958        $36,143                          $28,584

11/30/97              $27,379        $37,816                          $29,041

12/31/97              $27,521        $38,467                          $29,194

1/31/98               $28,012        $38,890                          $29,701

2/28/98               $29,610        $41,694                          $31,400

3/31/98               $31,017        $43,828                          $32,906

4/30/98               $31,241        $44,276                          $33,134

5/31/98               $30,750        $43,514                          $32,614

6/30/98               $32,273        $45,281                          $34,233

7/31/98               $32,062        $44,801                          $34,016

8/31/98               $27,508        $38,327                          $29,184

9/30/98               $28,820        $40,784                          $30,571

10/31/98              $31,226        $44,099                          $33,130

11/30/98              $33,309        $46,772                          $35,345

12/31/98              $35,563        $49,466                          $37,730

1/31/99               $36,902        $51,548                          $39,164

2/28/99               $35,677        $49,940                          $37,863

3/31/99               $37,432        $51,938                          $39,743

4/30/99               $38,527        $53,948                          $40,911

5/31/99               $37,285        $52,675                          $39,595

6/30/99               $39,491        $55,540                          $41,925

7/31/99               $38,363        $53,806                          $40,742

8/31/99               $38,412        $53,540                          $40,786

9/30/99               $37,334        $52,072                          $39,647

10/31/99              $39,523        $55,368                          $41,985

11/30/99              $40,313        $56,492                          $42,823

12/31/99              $43,064        $59,820                          $45,754

1/31/00               $41,080        $56,817                          $43,653

2/29/00               $40,837        $55,743                          $43,382

3/31/00               $44,505        $61,195                          $47,296

4/30/00               $42,746        $59,353                          $45,432

5/31/00               $41,586        $58,136                          $44,212

6/30/00               $43,139        $59,572                          $45,856

7/31/00               $42,671        $58,643                          $45,365

8/31/00               $45,385        $62,284                          $48,262

9/30/00               $42,709        $58,996                          $45,415

--------------------------------------------------------------------------------
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Growth Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional
Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Growth Equity Fund (the Fund) seeks a high level of long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISORS
  Wells Capital Management Incorporated
  Smith Asset Management
  Schroder Investment Management North America
  Peregrine Capital Management

FUND MANAGERS
  Collectively Managed

INCEPTION DATE
  04/30/89

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 25.01%(1) for the one-year period ended September 30, 2000, excluding sales charges. The Fund outperformed its benchmark, the S&P 500 Index(2), which returned 13.28%. The Fund's Class A shares distributed no dividend income and $5.63 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results. The Fund's one-year performance was attributable to unusually favorable conditions that may not be sustainable and are not likely to exist in the future.
   The past year was marked by two significant stages. Over the fourth quarter of 1999 and the first quarter of 2000, growth stocks led the market. Interest in the technology, media and telecommunications (TMT) sectors was especially intense, reflecting general euphoria about the Internet's potential. This trend also made itself felt overseas, as TMT stocks sparked rallies in markets around the world. The Fund's three component styles -- Large Company Growth, International and Diversified Small Cap -- all benefited, to varying degrees, from the growth stock rally over the late fall and winter.
   Over the spring and summer, however, growth-oriented stocks came under pressure. Large cap growth stocks were negatively affected by investors' concerns about potentially slower economic growth and lower corporate profits, which created a difficult environment for the Fund's Large Company Growth style. It did, however, benefit from the good performance of several of its financial holdings. Stocks in that sector also helped to buoy the Fund's International style in the face of a general decline in global markets over the spring and summer. The managers' decision to emphasize Europe over Asia and the emerging markets was another plus, as was the Fund's exposure to the thriving healthcare sector. Meanwhile, the two segments of the small cap market, growth and value, diverged. Growth stocks dropped sharply while value -- led by interest rate sensitive utilities and financials -- advanced. Given its slight value orientation, the Diversified Small Cap style benefited from this trend.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking forward, the managers of the Fund's component portfolios expect global economic activity to slow due to higher interest rates and high crude oil prices. They generally believe that these trends will lead investors to favor relatively defensive issues.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A, Class B, Class C and Institutional
Class shares of the Wells Fargo Growth Equity Fund for periods prior to
November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Norwest Advantage Growth Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to May 2, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges. Performance shown for the Class B shares of the Fund prior to May 6, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class B sales charges and expenses. Performance shown for the Class C shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class C sales charges and expenses. Performance of the Institutional
Class shares of the Fund, prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional
Class expenses. Wells Fargo Bank Minnesota, N.A. (WFB MN), formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance, including sales charge, assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
16

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                     (3.34)    25.01    16.50    18.55    (8.90)    17.82    15.13    17.85
CLASS B                     (3.73)    24.11    15.64    17.68    (8.54)    19.11    15.41    17.68
CLASS C                     (3.72)    24.11    15.81    17.76    (4.68)    23.11    15.81    17.76
INSTITUTIONAL CLASS         (3.24)    25.32    16.56    18.58
BENCHMARK
  S&P 500 INDEX             (3.60)    13.28    21.69    19.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                       0.92
PRICE TO EARNINGS RATIO
  (TRAILING 12 MO.)                        32.3X
PRICE TO BOOK RATIO                         5.9X
MEDIAN MARKET CAP. ($B)                     24.3
NUMBER OF HOLDINGS                           62
PORTFOLIO TURNOVER                          75%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

OTC GROWTH FUND                                      3.56%
BANKAMERICA NT/SA                                    2.45%
CISCO SYSTEMS INCORPORATED                           2.04%
INTEL CORPORATION                                    1.80%
AMERICAN INTERNATIONAL GROUP                         1.73%
PFIZER INCORPORATED                                  1.72%
GOLDMAN SACHS                                        1.70%
CHARLES SCHWAB CORPORATION                           1.66%
SOLECTRON CORPORATION                                1.65%
BUSINESS CLASS PLUS                                  1.64%

  SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Int'l                  30%

Technology             20%

Financial              14%

Health Care             9%

Consumer Cyclical       8%

Commercial Services     7%

Basic Materials         2%

Energy                  2%

Consumer Services       2%

Cash                    2%

Consumer Non-Cyclical   1%

Industrials             1%

Utilities               1%

Transportation          1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO GROWTH                        WELLS FARGO GROWTH
          EQUITY FUND-CLASS A  S&P 500 INDEX  EQUITY FUND-INSTITUTIONAL CLASS

9/30/90                $9,425        $10,000                          $10,000

10/31/90               $9,523         $9,957                          $10,104

11/30/90              $10,027        $10,601                          $10,639

12/31/90              $10,452        $10,896                          $11,089

1/31/91               $11,287        $11,371                          $11,975

2/28/91               $12,247        $12,184                          $12,994

3/31/91               $12,572        $12,479                          $13,339

4/30/91               $12,472        $12,509                          $13,233

5/31/91               $13,157        $13,048                          $13,960

6/30/91               $12,332        $12,451                          $13,085

7/31/91               $13,201        $13,031                          $14,007

8/31/91               $13,668        $13,340                          $14,502

9/30/91               $13,834        $13,117                          $14,678

10/31/91              $14,397        $13,293                          $15,275

11/30/91              $13,819        $12,757                          $14,662

12/31/91              $15,335        $14,216                          $16,270

1/31/92               $15,633        $13,952                          $16,587

2/29/92               $15,525        $14,132                          $16,472

3/31/92               $14,849        $13,857                          $15,755

4/30/92               $14,676        $14,264                          $15,572

5/31/92               $14,968        $14,334                          $15,881

6/30/92               $14,345        $14,121                          $15,220

7/31/92               $14,708        $14,698                          $15,606

8/31/92               $14,476        $14,397                          $15,359

9/30/92               $14,628        $14,566                          $15,520

10/31/92              $14,895        $14,616                          $15,804

11/30/92              $15,792        $15,114                          $16,755

12/31/92              $16,110        $15,299                          $17,093

1/31/93               $16,239        $15,427                          $17,230

2/28/93               $15,691        $15,637                          $16,648

3/31/93               $16,429        $15,967                          $17,431

4/30/93               $16,197        $15,581                          $17,185

5/31/93               $16,876        $15,998                          $17,906

6/30/93               $16,795        $16,045                          $17,819

7/31/93               $17,025        $15,981                          $18,063

8/31/93               $18,030        $16,587                          $19,130

9/30/93               $18,398        $16,460                          $19,521

10/31/93              $18,757        $16,800                          $19,902

11/30/93              $18,188        $16,640                          $19,297

12/31/93              $19,291        $16,841                          $20,468

1/31/94               $19,945        $17,414                          $21,162

2/28/94               $19,694        $16,941                          $20,896

3/31/94               $18,670        $16,203                          $19,809

4/30/94               $18,901        $16,410                          $20,054

5/31/94               $18,744        $16,680                          $19,887

6/30/94               $18,012        $16,271                          $19,110

7/31/94               $18,595        $16,805                          $19,729

8/31/94               $19,528        $17,494                          $20,720

9/30/94               $19,224        $17,067                          $20,396

10/31/94              $19,476        $17,450                          $20,665

11/30/94              $18,663        $16,814                          $19,801

12/31/94              $19,026        $17,064                          $20,186

1/31/95               $18,853        $17,506                          $20,003

2/28/95               $19,362        $18,188                          $20,544

3/31/95               $20,053        $18,723                          $21,277

4/30/95               $20,511        $19,274                          $21,762

5/31/95               $20,917        $20,043                          $22,193

6/30/95               $21,867        $20,508                          $23,201

7/31/95               $23,318        $21,188                          $24,740

8/31/95               $23,447        $21,241                          $24,878

9/30/95               $24,078        $22,137                          $25,547

10/31/95              $23,300        $22,058                          $24,722

11/30/95              $23,750        $23,025                          $25,198

12/31/95              $23,757        $23,469                          $25,206

1/31/96               $24,189        $24,267                          $25,664

2/29/96               $24,845        $24,493                          $26,361

3/31/96               $25,286        $24,728                          $26,829

4/30/96               $26,422        $25,091                          $28,034

5/31/96               $26,988        $25,736                          $28,635

6/30/96               $26,450        $25,834                          $28,063

7/31/96               $24,900        $24,692                          $26,419

8/31/96               $25,707        $25,213                          $27,276

9/30/96               $26,988        $26,630                          $28,635

10/31/96              $26,784        $27,365                          $28,418

11/30/96              $28,139        $29,431                          $29,856

12/31/96              $28,219        $28,848                          $29,941

1/31/97               $29,157        $30,648                          $30,936

2/28/97               $28,797        $30,891                          $30,554

3/31/97               $27,574        $29,624                          $29,257

4/30/97               $28,247        $31,390                          $29,961

5/31/97               $30,797        $33,308                          $32,676

6/30/97               $32,371        $34,790                          $34,346

7/31/97               $34,352        $37,556                          $36,448

8/31/97               $33,034        $35,452                          $35,040

9/30/97               $35,233        $37,392                          $37,383

10/31/97              $33,565        $36,143                          $35,603

11/30/97              $33,556        $37,816                          $35,603

12/31/97              $33,888        $38,467                          $35,955

1/31/98               $34,416        $38,890                          $36,504

2/28/98               $36,898        $41,694                          $39,149

3/31/98               $38,261        $43,828                          $40,584

4/30/98               $38,947        $44,276                          $41,324

5/31/98               $37,743        $43,514                          $40,035

6/30/98               $38,789        $45,281                          $41,156

7/31/98               $37,912        $44,801                          $40,225

8/31/98               $31,627        $38,327                          $33,557

9/30/98               $32,926        $40,784                          $34,935

10/31/98              $34,733        $44,099                          $36,852

11/30/98              $36,972        $46,772                          $39,228

12/31/98              $39,478        $49,466                          $41,887

1/31/99               $40,679        $51,548                          $43,161

2/28/99               $38,648        $49,940                          $41,006

3/31/99               $39,647        $51,938                          $42,066

4/30/99               $41,061        $53,948                          $43,566

5/31/99               $40,601        $52,675                          $43,078

6/30/99               $43,160        $55,540                          $45,782

7/31/99               $42,678        $53,806                          $45,281

8/31/99               $42,026        $53,540                          $44,591

9/30/99               $41,342        $52,072                          $43,852

10/31/99              $43,183        $55,368                          $45,817

11/30/99              $45,237        $56,492                          $47,997

12/31/99              $49,607        $59,820                          $52,660

1/31/00               $47,910        $56,817                          $50,859

2/29/00               $50,709        $55,743                          $53,842

3/31/00               $53,468        $61,195                          $56,797

4/30/00               $51,849        $59,353                          $55,079

5/31/00               $49,698        $58,136                          $52,811

6/30/00               $52,445        $59,572                          $55,739

7/31/00               $51,654        $58,643                          $54,914

8/31/00               $54,440        $62,284                          $57,883

9/30/00               $51,680        $58,996                          $54,955

--------------------------------------------------------------------------------
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Growth Equity Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Index Fund (the Fund) seeks to replicate the total rate of return of the Standard & Poor's 500 Composite Stock Index(1) (the S&P 500 Index).

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Dave Sylvester
  Laurie White

INCEPTION DATE
  01/31/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 13.06%(2) for the one-year period ended September 30, 2000. The Fund underperformed its benchmark, the S&P 500 Index, which returned 13.28% during the period. The Fund's Institutional Class shares distributed $0.26 per share in dividend income and $0.69 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's objective is to approximate the return of the S&P 500 Index. To achieve this goal, the Fund invests in all 500 securities that make up the S&P 500 Index in the same weighting as the S&P 500 Index. Differences between the Fund's performance and that of the S&P 500 Index are due to fund expenses and the effects of cash positions held by the Fund. A small portion of the Fund's assets are kept in cash so that the Fund can handle shareholder transactions without being forced to trade stocks to provide liquidity. Holding cash minimizes transaction costs, but it can hurt performance. The Fund's managers strive to minimize the effect of holding cash by hedging the Fund's cash position with S&P 500 Index futures contracts, which, in effect, give the Fund a 100% equity position.
   The S&P 500 Index experienced dramatic highs and lows over the reporting period. In late 1999 and early 2000, its performance was driven by a powerful rally in technology, media and telecommunications stocks. These stocks entered a sharp correction in March 2000, however, and the volatility persisted through September. Grappling with a number of factors including higher interest rates, higher crude oil prices and potentially slower growth in the technology and telecommunications industries, investors began to favor sectors that are traditionally considered defensive, such as utilities.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the U.S. economy is indeed slowing, a trend that historically has led investors to favor defensive old-line and interest rate sensitive areas of the stock market. As economic growth slows and inflation fears dissipate, the Fund expects the overall S&P 500 Index to move to new all-time highs during the next few months. The Fund's managers will buy and sell securities only to reflect concurrent changes in the underlying index.

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge
                                -----------------------------------
                                6-Month*  1-Year   5-Year   10-Year
INSTITUTIONAL CLASS              (3.63)    13.06    21.30    18.95
BENCHMARK
  S&P 500 INDEX                  (3.60)    13.28    21.69    19.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                       1.00
PRICE TO EARNINGS RATIO
  (TRAILING 12 MO.)                        28.5X
PRICE TO BOOK RATIO                         5.2X
MEDIAN MARKET CAP. ($B)                     9.3
NUMBER OF HOLDINGS                          503
PORTFOLIO TURNOVER                           8%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

GENERAL ELECTRIC COMPANY                             4.47%
CISCO SYSTEMS INCORPORATED                           3.07%
MICROSOFT CORPORATION                                2.48%
EXXON MOBIL CORPORATION                              2.43%
PFIZER INCORPORATED                                  2.22%
INTEL CORPORATION                                    2.19%
CITIGROUP INCORPORATED                               1.90%
ORACLE CORPORATION                                   1.74%
AMERICAN INTERNATIONAL GROUP                         1.73%
EMC CORPORATION                                      1.69%

  SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             30%

Financial              18%

Health Care            11%

Telecommunications      6%

Energy                  6%

Consumer Non-Cyclical   6%

Consumer Cyclical       6%

Consumer Services       5%

Basic Materials         4%

Industrials             3%

Utilities               2%

Commercial Services     2%

Transportation          1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO INDEX FUND-INSTITUTIONAL CLASS  S&P 500 INDEX

9/30/90                                      $10,000        $10,000

10/31/90                                      $9,962         $9,957

11/30/90                                     $10,605        $10,601

12/31/90                                     $10,885        $10,896

1/31/91                                      $11,420        $11,371

2/28/91                                      $12,232        $12,184

3/31/91                                      $12,535        $12,479

4/30/91                                      $12,570        $12,509

5/31/91                                      $13,099        $13,048

6/30/91                                      $12,489        $12,451

7/31/91                                      $13,057        $13,031

8/31/91                                      $13,335        $13,340

9/30/91                                      $13,107        $13,117

10/31/91                                     $13,268        $13,293

11/30/91                                     $12,720        $12,757

12/31/91                                     $14,151        $14,216

1/31/92                                      $13,919        $13,952

2/29/92                                      $14,109        $14,132

3/31/92                                      $13,834        $13,857

4/30/92                                      $14,228        $14,264

5/31/92                                      $14,314        $14,334

6/30/92                                      $14,117        $14,121

7/31/92                                      $14,691        $14,698

8/31/92                                      $14,382        $14,397

9/30/92                                      $14,530        $14,566

10/31/92                                     $14,584        $14,616

11/30/92                                     $15,068        $15,114

12/31/92                                     $15,251        $15,299

1/31/93                                      $15,376        $15,427

2/28/93                                      $15,590        $15,637

3/31/93                                      $15,913        $15,967

4/30/93                                      $15,481        $15,581

5/31/93                                      $15,913        $15,998

6/30/93                                      $15,948        $16,045

7/31/93                                      $15,894        $15,981

8/31/93                                      $16,458        $16,587

9/30/93                                      $16,333        $16,460

10/31/93                                     $16,614        $16,800

11/30/93                                     $16,437        $16,640

12/31/93                                     $16,616        $16,841

1/31/94                                      $17,176        $17,414

2/28/94                                      $16,751        $16,941

3/31/94                                      $16,024        $16,203

4/30/94                                      $16,217        $16,410

5/31/94                                      $16,451        $16,680

6/30/94                                      $16,062        $16,271

7/31/94                                      $16,586        $16,805

8/31/94                                      $17,265        $17,494

9/30/94                                      $16,847        $17,067

10/31/94                                     $17,199        $17,450

11/30/94                                     $16,567        $16,814

12/31/94                                     $16,800        $17,064

1/31/95                                      $17,228        $17,506

2/28/95                                      $17,880        $18,188

3/31/95                                      $18,370        $18,723

4/30/95                                      $18,891        $19,274

5/31/95                                      $19,621        $20,043

6/30/95                                      $20,079        $20,508

7/31/95                                      $20,717        $21,188

8/31/95                                      $20,763        $21,241

9/30/95                                      $21,603        $22,137

10/31/95                                     $21,501        $22,058

11/30/95                                     $22,434        $23,025

12/31/95                                     $22,848        $23,469

1/31/96                                      $23,626        $24,267

2/29/96                                      $23,816        $24,493

3/31/96                                      $24,047        $24,728

4/30/96                                      $24,388        $25,091

5/31/96                                      $24,999        $25,736

6/30/96                                      $25,103        $25,834

7/31/96                                      $23,991        $24,692

8/31/96                                      $24,475        $25,213

9/30/96                                      $25,841        $26,630

10/31/96                                     $26,547        $27,365

11/30/96                                     $28,548        $29,431

12/31/96                                     $27,935        $28,848

1/31/97                                      $29,699        $30,648

2/28/97                                      $29,928        $30,891

3/31/97                                      $28,703        $29,624

4/30/97                                      $30,410        $31,390

5/31/97                                      $32,256        $33,308

6/30/97                                      $33,726        $34,790

7/31/97                                      $36,364        $37,556

8/31/97                                      $34,339        $35,452

9/30/97                                      $36,201        $37,392

10/31/97                                     $34,984        $36,143

11/30/97                                     $36,585        $37,816

12/31/97                                     $37,204        $38,467

1/31/98                                      $37,612        $38,890

2/28/98                                      $40,314        $41,694

3/31/98                                      $42,363        $43,828

4/30/98                                      $42,790        $44,276

5/31/98                                      $42,037        $43,514

6/30/98                                      $43,742        $45,281

7/31/98                                      $43,270        $44,801

8/31/98                                      $36,995        $38,327

9/30/98                                      $39,353        $40,784

10/31/98                                     $42,545        $44,099

11/30/98                                     $45,102        $46,772

12/31/98                                     $47,743        $49,466

1/31/99                                      $49,647        $51,548

2/28/99                                      $48,103        $49,940

3/31/99                                      $50,016        $51,938

4/30/99                                      $51,930        $53,948

5/31/99                                      $50,682        $52,675

6/30/99                                      $53,493        $55,540

7/31/99                                      $51,829        $53,806

8/31/99                                      $51,586        $53,540

9/30/99                                      $50,174        $52,072

10/31/99                                     $53,343        $55,368

11/30/99                                     $54,399        $56,492

12/31/99                                     $57,572        $59,820

1/31/00                                      $54,666        $56,817

2/29/00                                      $53,631        $55,743

3/31/00                                      $58,864        $61,195

4/30/00                                      $57,088        $59,353

5/31/00                                      $55,910        $58,136

6/30/00                                      $57,269        $59,572

7/31/00                                      $56,404        $58,643

8/31/00                                      $59,890        $62,284

9/30/00                                      $56,727        $58,996

--------------------------------------------------------------------------------
(1) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Institutional Class shares of the Wells Fargo Index Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund, prior to November 11, 1994, reflects performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A. (WFB MN), formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investing strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. Institutional Class shares are sold without sales charges.
(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Index Fund Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INTERNATIONAL FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The International Fund (the Fund) seeks long-term capital appreciation by investing in high-quality companies based outside the United States.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Schroder Investment Management North America

FUND MANAGER
  Michael Perelstein

INCEPTION DATE
  07/15/87

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 15.81%(1) for the one-year period ended September 30, 2000, excluding sales charges. The Fund substantially outperformed its benchmark, the MSCI EAFE Index(2), which returned 3.18% during the period. The Fund's Class A shares distributed no dividend income and $2.39 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   All facets of the Fund's investment process -- stock selection, industry allocation, currency management and country risk management -- contributed to the strong performance over the reporting period. The Fund's strategy of emphasizing Europe over Asia was rewarded. The stock markets of Japan and neighboring Asian countries posted a loss over the year, while European markets rose. In addition, the Fund benefited from the manager's decision to gradually exit global emerging markets and move into developed markets. The Fund was able to lock in gains from the emerging markets through the first quarter of 2000 and avoid most of the disappointments from this area over the spring and summer.
   In addition, the Fund started the reporting period with an overweighting in technology, telecommunications and media stocks. These sectors significantly outperformed all other areas of the market in late 1999 and early 2000, reaching an extreme in March. The Fund slashed its exposure to telecommunications and media stocks due to concerns that many of them had reached full valuation. The Fund rotated into growth sectors that appeared more reasonably valued, such as the pharmaceutical and financial sectors. Due to this substantial and timely sector switch, the Fund was able to lock in substantial gains against the benchmark during the past year.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Looking ahead, the Fund expects slower economic growth (particularly in Asia), with investors targeting stocks with tangible earnings performance. In light of these factors, the Fund's manager believes that the Fund will continue to be well-positioned. The Fund's manager expects Europe to be moderately sheltered from the expected global slowdown, as the region enjoys the benefit of an extremely competitive currency and the resultant export advantage. Historically, emerging markets do not perform well in an environment of slow global growth. Therefore, over the next year, the Fund's manager expects emerging markets to underperform developed markets. From a sector perspective, the Fund's manager believes that investors will continue to rotate away from the telecommunications and technology sectors into areas such as pharmaceuticals and consumer brands -- two sectors the Fund is currently emphasizing.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo International Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage International Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to April 12, 1995, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges. Performance shown for the Class B shares of the Fund prior to May 12, 1995, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A (WFB MN), formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including anyapplicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act or the Internal Revenue Code which, if applicable, may have adversely affected the performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
20

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      (7.92)   15.81     9.92    10.71    (13.22)    9.15     8.63    10.05
CLASS B                      (8.32)   14.85     9.07     9.88    (12.91)    9.85     8.78     9.88
INSTITUTIONAL CLASS          (7.88)   15.98     9.94    10.73
BENCHMARK
  MSCI EAFE INDEX           (11.71)    3.18     8.58     9.63

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                       0.80
PRICE TO EARNINGS RATIO
  (TRAILING 12 MO.)                        28.44X
PRICE TO BOOK RATIO                        2.93X
MEDIAN MARKET CAP. ($B)                     18.4
NUMBER OF HOLDINGS                           79
PORTFOLIO TURNOVER                          124%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

NOVARTIS AG                                          4.09%
ING GROEP NV                                         3.97%
E.ON AG                                              3.26%
VODAFONE GROUP PLC                                   3.04%
ERICSSON LM-B SHS                                    2.79%
UBS AG                                               2.75%
GLAXO WELLCOME PLC                                   2.72%
DEUTSCHE BANK                                        2.56%
ENDESA SA                                            2.52%
KINGFISHER                                           2.17%

  PORTFOLIO COMPOSITION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Continental Europe  48%

United Kingdom      20%

Japan               16%

United States       11%

Canada               4%

Southeast Asia       1%

  SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Financials                  21%

Cash                        12%

Health Care                 11%

Industrials                 10%

Information Technology      10%

Consumer Discretionary      10%

Telecommunication Services   8%

Utilities                    6%

Consumer Staples             4%

Energy                       4%

Materials                    3%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              WELLS FARGO                                        WELLS FARGO
       INTERNATIONAL FUND-CLASS A  MSCI EAFE INDEX  INTERNATIONAL FUND-INSTITUTIONAL CLASS

9/90                       $9,425          $10,000                                 $10,000

10/90                     $10,550          $11,558                                 $11,194

11/90                     $10,062          $10,876                                 $10,676

12/90                     $10,078          $11,053                                 $10,693

1/91                      $10,540          $11,410                                 $11,183

2/91                      $11,171          $12,634                                 $11,853

3/91                      $10,509          $11,876                                 $11,150

4/91                      $10,605          $11,992                                 $11,252

5/91                      $10,576          $12,118                                 $11,221

6/91                      $10,027          $11,227                                 $10,639

7/91                      $10,480          $11,778                                 $11,120

8/91                      $10,220          $11,539                                 $10,844

9/91                      $10,691          $12,190                                 $11,343

10/91                     $10,614          $12,363                                 $11,261

11/91                     $10,107          $11,786                                 $10,724

12/91                     $10,554          $12,395                                 $11,198

1/92                      $10,573          $12,131                                 $11,218

2/92                      $10,438          $11,697                                 $11,075

3/92                      $10,109          $10,925                                 $10,725

4/92                      $10,430          $10,976                                 $11,067

5/92                      $11,011          $11,711                                 $11,683

6/92                      $10,740          $11,155                                 $11,396

7/92                      $10,430          $10,870                                 $11,066

8/92                      $10,531          $11,551                                 $11,173

9/92                      $10,352          $11,324                                 $10,984

10/92                     $10,075          $10,729                                 $10,690

11/92                     $10,010          $10,830                                 $10,620

12/92                     $10,126          $10,887                                 $10,744

1/93                      $10,107          $10,885                                 $10,724

2/93                      $10,325          $11,214                                 $10,955

3/93                      $10,900          $12,192                                 $11,565

4/93                      $11,619          $13,349                                 $12,328

5/93                      $11,725          $13,631                                 $12,440

6/93                      $11,725          $13,418                                 $12,405

7/93                      $12,095          $13,888                                 $12,833

8/93                      $12,874          $14,638                                 $13,659

9/93                      $13,007          $14,308                                 $13,800

10/93                     $13,614          $14,749                                 $14,445

11/93                     $13,116          $13,460                                 $13,916

12/93                     $14,708          $14,432                                 $15,605

1/94                      $15,530          $15,651                                 $16,478

2/94                      $15,193          $15,607                                 $16,120

3/94                      $14,515          $14,935                                 $15,400

4/94                      $14,957          $15,568                                 $15,870

5/94                      $14,941          $15,479                                 $15,853

6/94                      $14,778          $15,698                                 $15,680

7/94                      $15,019          $15,848                                 $15,935

8/94                      $15,634          $16,224                                 $16,588

9/94                      $15,271          $15,713                                 $16,203

10/94                     $15,530          $16,236                                 $16,478

11/94                     $14,940          $15,455                                 $15,852

12/94                     $14,816          $15,552                                 $15,720

1/95                      $13,976          $14,955                                 $14,829

2/95                      $13,932          $14,912                                 $14,782

3/95                      $14,719          $15,842                                 $15,617

4/95                      $15,153          $16,438                                 $16,086

5/95                      $15,453          $16,242                                 $16,405

6/95                      $15,506          $15,958                                 $16,471

7/95                      $16,294          $16,952                                 $17,306

8/95                      $15,781          $16,307                                 $16,762

9/95                      $16,241          $16,624                                 $17,250

10/95                     $15,922          $16,177                                 $16,903

11/95                     $16,019          $16,627                                 $17,015

12/95                     $16,546          $17,297                                 $17,574

1/96                      $16,888          $17,368                                 $17,938

2/96                      $17,051          $17,427                                 $18,100

3/96                      $17,357          $17,797                                 $18,434

4/96                      $17,816          $18,314                                 $18,922

5/96                      $17,852          $17,977                                 $18,960

6/96                      $17,987          $18,078                                 $19,094

7/96                      $17,420          $17,550                                 $18,492

8/96                      $17,528          $17,589                                 $18,607

9/96                      $17,888          $18,057                                 $18,989

10/96                     $17,492          $17,872                                 $18,568

11/96                     $18,158          $18,584                                 $19,285

12/96                     $18,150          $18,344                                 $19,267

1/97                      $17,941          $17,702                                 $19,045

2/97                      $18,314          $17,992                                 $19,440

3/97                      $18,414          $18,057                                 $19,546

4/97                      $18,559          $18,153                                 $19,711

5/97                      $19,697          $19,335                                 $20,907

6/97                      $20,606          $20,400                                 $21,873

7/97                      $21,016          $20,730                                 $22,307

8/97                      $19,187          $19,182                                 $20,367

9/97                      $20,233          $20,256                                 $21,477

10/97                     $18,905          $18,698                                 $20,068

11/97                     $18,559          $18,508                                 $19,701

12/97                     $18,706          $18,669                                 $19,856

1/98                      $19,367          $19,522                                 $20,558

2/98                      $20,406          $20,775                                 $21,660

3/98                      $21,232          $21,415                                 $22,537

4/98                      $21,729          $21,588                                 $23,073

5/98                      $21,903          $21,489                                 $23,249

6/98                      $21,765          $21,657                                 $23,112

7/98                      $21,876          $21,882                                 $23,229

8/98                      $19,321          $19,175                                 $20,509

9/98                      $18,752          $18,592                                 $19,905

10/98                     $19,633          $20,535                                 $20,840

11/98                     $20,458          $21,593                                 $21,715

12/98                     $21,064          $22,450                                 $22,358

1/99                      $21,424          $22,389                                 $22,741

2/99                      $21,140          $21,861                                 $22,449

3/99                      $21,718          $22,779                                 $23,063

4/99                      $22,373          $23,706                                 $23,757

5/99                      $21,605          $22,490                                 $22,942

6/99                      $22,344          $23,372                                 $23,727

7/99                      $22,932          $24,073                                 $24,351

8/99                      $22,752          $24,167                                 $24,149

9/99                      $22,506          $24,416                                 $23,888

10/99                     $23,577          $25,331                                 $25,035

11/99                     $24,886          $26,210                                 $26,423

12/99                     $27,342          $28,564                                 $29,038

1/00                      $26,822          $26,750                                 $28,488

2/00                      $28,276          $27,470                                 $30,041

3/00                      $28,307          $28,535                                 $30,074

4/00                      $27,227          $27,034                                 $28,928

5/00                      $27,404          $26,375                                 $29,127

6/00                      $28,380          $27,406                                 $30,151

7/00                      $27,767          $26,258                                 $29,501

8/00                      $27,290          $26,486                                 $28,994

9/00                      $26,064          $25,196                                 $27,706

--------------------------------------------------------------------------------
(2) The Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.
(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo International Fund Class A and Institutional Class shares since inception with the MSCI EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation over the long term by investing primarily in equity securities of non-U.S. companies.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Katherine Schapiro, CFA
  Stacey Ho, CFA

INCEPTION DATE
  09/24/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 21.65%(1) for the one-year period ended September 30, 2000, excluding sales charges. The Fund substantially outperformed its benchmark, the MSCI EAFE Index(2), which returned 3.18% during the period. The Fund's Class A shares distributed $0.13 per share in dividend income and $0.08 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund was well-positioned to benefit from the dominance of technology, media and telecommunications stocks over the first six months of the reporting period. During this period, the Fund emphasized leading companies in wireless communications, semiconductor manufacturing, consumer electronics and information services sectors.
   At the beginning of 2000, the Fund began to eliminate high-risk, high-valuation new economy stocks and increased the Fund's holdings in the more value-oriented food, pharmaceutical, energy and financial sectors. This shift contributed to the Fund's favorable performance over the summer, as investors showed a clear preference for more defensive-oriented sectors such as banks and health care. Weakness among all major currencies, including the euro, pound and yen, did, however, put a damper on the Fund's currency-adjusted returns.
   As a result of reducing the Fund's technology weighting over the reporting period, the Fund's weighting in Japan declined.The de-emphasis on Japan also reflected the lack of progress on economic reforms and weak domestic growth prospects in that country. In Germany, meanwhile, the managers believe the outlook for many companies has been boosted by recently passed tax reform. In anticipation of the improving backdrop, the managers increased the Fund's investments in German companies over the course of the year.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The combination of rising U.S. and European interest rates and higher oil prices has led investors to reassess economic and earnings growth forecasts for the fourth quarter of 2000 and first quarter of 2001. Although some investors are concerned that higher oil prices could spark inflation, Fund managers believe that pricing power is so limited in today's global environment that the actual impact could be deflationary. Given recent signs of decelerating economic growth in the U.S., Europe and Asia, they also think that interest rates are unlikely to be raised in the near future.
   The Fund's managers are forecasting slower global growth for the coming year, with resultant lower earnings for large companies worldwide. Nevertheless, they continue to have a positive outlook for international markets. European companies are benefiting from the restructuring programs begun several years ago and are enjoying the advantages of a competitive currency for the first time in nearly a decade. Japanese and other Asian companies are just beginning the reform process. The Fund's managers believe that changes to retirement and savings programs in both regions, as well as the introduction of a shareholder culture for retail and institutional investors, bode well for increasing interest in both local and global equity markets.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Class C shares of the Wells Fargo International Equity Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Class C shares of the Stagecoach International Equity Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects performance of the Class B shares of the Stagecoach Fund, adjusted for Class C sales charges and expenses. Performance shown for the Institutional Class shares for periods prior to November 8, 1999, reflects performance of the Class A shares, adjusted to reflect the expenses of the Institutional Class shares. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance, including sales charge, assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
22

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                        Excluding Sales Charge                          Including Sales Charge
                           -------------------------------------------------  -------------------------------------------
                           6-Month*  1-Year  Since Inception  Since 10/01/97    6-Month*       1-Year     Since Inception
CLASS A                    (13.51)   21.65          15.52                        (18.46)        14.70            13.27

CLASS B                    (13.90)   20.65          14.71                        (18.20)        15.65            13.95

CLASS C                    (13.81)   20.72          14.73                        (14.67)        19.72            14.73

INSTITUTIONAL CLASS**      (13.41)   22.17          15.68

BENCHMARK

  MSCI EAFE INDEX          (11.71)    3.18                           7.39(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
 ** SHARE CLASS COMMENCED OPERATIONS ON NOVEMBER 8, 1999. TOTAL RETURN FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 2000, IS BASED ON THE CLASS A SHARE ADJUSTED FOR INSTITUTIONAL CLASS EXPENSES.

  CHARACTERISTICS (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

PRICE TO EARNINGS RATIO
  (TRAILING 12 MO.)                        25.14x

PRICE TO BOOK RATIO                        3.77x

MEDIAN MARKET CAP. ($B)                     28.9

NUMBER OF HOLDINGS                           70

PORTFOLIO TURNOVER                          15%

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

AMVESCAP PLC                                         3.14%

ROYAL BANK SCOTLAND PLC                              2.87%

ELAN CORP PLC                                        2.70%

RYANAIR HOLDINGS PLC                                 2.62%

GROUPE DANONE ADR                                    2.38%

KONINKLIJKE PHILIPS ELECTRONICS, NV                  2.33%

AXA UAP                                              2.32%

TOTAL FINA ELF                                       2.09%

ARM HOLDINGS PLC ADR                                 2.08%

JULIUS BAER HOLDING LIMITED                          2.02%

  PORTFOLIO COMPOSITION(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Continental Europe  40%

United Kingdom      16%

Japan               14%

Emerging Markets    10%

Southeast Asia       8%

United States        8%

Australia/N.Z.       4%

  SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Services           27%

Finance            25%

Consumer Goods     19%

Capital Equipment  17%

Energy              9%

Basic Materials     2%

Multi-Industry      1%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           WELLS FARGO                                 WELLS FARGO
          INTERNATIONAL                               INTERNATIONAL
       EQUITY FUND-CLASS A  MSCI EAFE INDEX  EQUITY FUND-INSTITUTIONAL CLASS

9/97                $9,425          $10,000                          $10,000

9/97                $9,510          $10,140                          $10,090

10/97               $8,954           $9,360                           $9,500

11/97               $9,029           $9,265                           $9,580

12/97               $9,116           $9,345                           $9,672

1/98                $9,323           $9,772                           $9,892

2/98                $9,955          $10,400                          $10,562

3/98               $10,417          $10,720                          $11,052

4/98               $10,605          $10,807                          $11,252

5/98               $10,596          $10,757                          $11,242

6/98               $10,746          $10,841                          $11,402

7/98               $10,869          $10,954                          $11,532

8/98                $9,135           $9,599                           $9,692

9/98                $8,823           $9,307                           $9,362

10/98               $9,606          $10,280                          $10,192

11/98              $10,162          $10,809                          $10,782

12/98              $10,577          $11,238                          $11,222

1/99               $10,756          $11,208                          $11,412

2/99               $10,567          $10,943                          $11,212

3/99               $10,897          $11,403                          $11,562

4/99               $11,312          $11,867                          $12,002

5/99               $10,926          $11,258                          $11,592

6/99               $11,548          $11,700                          $12,252

7/99               $11,906          $12,051                          $12,632

8/99               $11,802          $12,098                          $12,522

9/99               $11,972          $12,222                          $12,702

10/99              $12,670          $12,681                          $13,442

11/99              $14,065          $13,121                          $14,933

12/99              $15,988          $14,299                          $17,002

1/00               $15,310          $13,391                          $16,286

2/00               $16,638          $13,751                          $17,697

3/00               $16,839          $14,285                          $17,922

4/00               $15,807          $13,533                          $16,828

5/00               $14,822          $13,203                          $15,774

6/00               $15,606          $13,719                          $16,613

7/00               $15,291          $13,144                          $16,286

8/00               $15,568          $13,259                          $16,582

9/00               $14,564          $12,613                          $15,518

--------------------------------------------------------------------------------

(2) The Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) does not incur expenses and is not available directly for investment. Had this index incurred operating expenses, its performance would have been lower.
(3)  The published return closest to the Fund's inception date of 09/24/97.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change
(6) The chart compares the performance of the Wells Fargo International Equity Fund Class A and Institutional Class shares since inception with the MSCI EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Advisor believes have superior growth potential.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Peregrine Capital Management

FUND MANAGERS
  John Dale, CFA
  Gary Nussbaum, CFA

INCEPTION DATE
  12/31/82

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 32.50%(1) for the one-year period ended September 30, 2000, excluding sales charges. The Fund significantly outperformed its benchmark, the S&P 500 Index(2) (the S&P), which returned 13.28% during the period. The Fund's Class A shares distributed no dividend income and $1.60 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   Over the past 12 months, U.S. stock markets demonstrated strong, above-average returns. Excellent economic growth with low inflation allowed equities to surge ahead during the period. Investors in growth-oriented companies, in particular, benefited from earnings growth that outpaced the average non-growth company.
   Individual holdings that helped drive the Fund's performance included Nokia, EMC, Goldman Sachs, AIG, Paychex and Fiserv. Holdings having a negative impact included Microsoft, Staples, IMS Health and First Data.
   Among the Fund's portfolio purchases during the period were Costco Wholesale, Oracle, America Online and JDS Uniphase. The managers sold the Fund's positions in Franklin Resources, Gartner Group, Lucent and Disney.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers expect the S&P earnings growth to be in line with underlying sales growth going forward -- which suggests a 6% to 8% annual rate. The Fund managers believe that this scenario will create a positive backdrop for the stock market.
   However, investors possibly need to readjust their definition of normal. Good profit growth with no collapse of price-to-earnings ratios will, in the Fund managers' opinion, set the stage for a healthy long-term stock market. Many market participants have not even witnessed trend-line economic and profit growth, much less a potential economic downturn. While this transition may be choppy, the Fund's managers believe that true long-term investors will be rewarded.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A, Class B and Institutional Class shares of the Wells Fargo Large Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Large Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 6, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class A sales charges. Performance shown for the Class B shares of the Fund prior to October 1, 1998, reflects the performance of the Institutional Class shares of the Fund, adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to November 8, 1999, reflects performance of the Class B shares, adjusted for Class C sales charges and expenses. Performance of the Institutional Class shares of the Fund, prior to
November 11, 1994, reflects the performance of a collective investment fund, adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A. (WFB MN), formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance, including sales charge, assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
24

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                 Excluding Sales Charge               Including Sales Charge
                           -----------------------------------  -----------------------------------
                           6-Month*  1-Year   5-Year   10-Year  6-Month*  1-Year   5-Year   10-Year
CLASS A                      (4.43)   32.50    27.24    23.47     (9.93)   24.88    25.74    22.74
CLASS B                      (4.70)   31.75    26.41    22.61     (9.46)   26.75    26.25    22.61
CLASS C                      (4.68)   31.77    26.41    22.61     (5.63)   30.77    26.41    22.61
INSTITUTIONAL CLASS          (4.34)   32.74    27.33    23.51
BENCHMARK
  S&P 500 INDEX              (3.60)   13.28    21.69    19.44

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                               1.22
PRICE TO EARNINGS RATIO (TRAILING 12 MO.)            57x
PRICE TO BOOK RATIO                                  12x
MEDIAN MARKET CAP. ($B)                             48.9
NUMBER OF HOLDINGS                                   34
PORTFOLIO TURNOVER                                   9%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(3)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

CISCO SYSTEMS INCORPORATED                           6.52%
INTEL CORPORATION                                    5.74%
AMERICAN INTERNATIONAL GROUP                         5.53%
PFIZER, INCORPORATED                                 5.49%
GOLDMAN SACHS                                        5.43%
CHARLES SCHWAB CORPORATION                           5.31%
SOLECTRON CORPORATION                                5.26%
MEDTRONIC, INCORPORATED                              5.07%
EMC CORPORATION                                      4.82%
HOME DEPOT, INCORPORATED                             4.69%

  SECTOR DISTRIBUTION(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             37%

Financial              20%

Commercial Services    16%

Health Care            15%

Consumer Cyclical       8%

Cash                    2%

Consumer Non-Cyclical   1%

Energy                  1%

  GROWTH OF $10,000 INVESTMENT(5)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           WELLS FARGO                               WELLS FARGO
          LARGE COMPANY                             LARGE COMPANY
       GROWTH FUND-CLASS A  S&P 500 INDEX  GROWTH FUND-INSTITUTIONAL CLASS

9/90                $9,425        $10,000                          $10,000

10/90               $9,202         $9,957                           $9,764

11/90              $10,010        $10,601                          $10,621

12/90              $10,288        $10,896                          $10,916

1/91               $11,304        $11,371                          $11,994

2/91               $12,241        $12,184                          $12,988

3/91               $12,846        $12,479                          $13,630

4/91               $12,737        $12,509                          $13,515

5/91               $13,775        $13,048                          $14,615

6/91               $13,085        $12,451                          $13,884

7/91               $14,114        $13,031                          $14,975

8/91               $14,714        $13,340                          $15,612

9/91               $14,294        $13,117                          $15,167

10/91              $14,924        $13,293                          $15,835

11/91              $15,038        $12,757                          $15,955

12/91              $17,185        $14,216                          $18,234

1/92               $16,810        $13,952                          $17,837

2/92               $16,712        $14,132                          $17,732

3/92               $16,167        $13,857                          $17,154

4/92               $15,903        $14,264                          $16,873

5/92               $16,190        $14,334                          $17,178

6/92               $15,443        $14,121                          $16,386

7/92               $16,187        $14,698                          $17,175

8/92               $15,788        $14,397                          $16,751

9/92               $16,055        $14,566                          $17,035

10/92              $16,434        $14,616                          $17,436

11/92              $17,503        $15,114                          $18,571

12/92              $17,503        $15,299                          $18,571

1/93               $17,368        $15,427                          $18,428

2/93               $16,677        $15,637                          $17,694

3/93               $17,281        $15,967                          $18,335

4/93               $15,813        $15,581                          $16,777

5/93               $16,588        $15,998                          $17,601

6/93               $16,376        $16,045                          $17,375

7/93               $16,524        $15,981                          $17,533

8/93               $17,131        $16,587                          $18,177

9/93               $17,292        $16,460                          $18,348

10/93              $17,551        $16,800                          $18,622

11/93              $17,087        $16,640                          $18,130

12/93              $17,440        $16,841                          $18,504

1/94               $18,079        $17,414                          $19,182

2/94               $17,909        $16,941                          $19,002

3/94               $17,111        $16,203                          $18,155

4/94               $17,008        $16,410                          $18,046

5/94               $17,173        $16,680                          $18,221

6/94               $16,198        $16,271                          $17,187

7/94               $17,006        $16,805                          $18,043

8/94               $17,748        $17,494                          $18,832

9/94               $17,431        $17,067                          $18,494

10/94              $17,826        $17,450                          $18,914

11/94              $17,072        $16,814                          $18,114

12/94              $17,254        $17,064                          $18,307

1/95               $17,607        $17,506                          $18,682

2/95               $18,047        $18,188                          $19,148

3/95               $18,582        $18,723                          $19,716

4/95               $19,070        $19,274                          $20,234

5/95               $19,662        $20,043                          $20,862

6/95               $21,087        $20,508                          $22,374

7/95               $22,119        $21,188                          $23,469

8/95               $22,320        $21,241                          $23,682

9/95               $23,266        $22,137                          $24,686

10/95              $22,549        $22,058                          $23,925

11/95              $23,008        $23,025                          $24,412

12/95              $22,298        $23,469                          $23,659

1/96               $22,886        $24,267                          $24,283

2/96               $23,958        $24,493                          $25,420

3/96               $24,227        $24,728                          $25,706

4/96               $25,221        $25,091                          $26,761

5/96               $26,022        $25,736                          $27,611

6/96               $25,675        $25,834                          $27,242

7/96               $24,247        $24,692                          $25,727

8/96               $24,507        $25,213                          $26,003

9/96               $26,785        $26,630                          $28,419

10/96              $26,572        $27,365                          $28,194

11/96              $28,261        $29,431                          $29,986

12/96              $27,897        $28,848                          $29,600

1/97               $30,134        $30,648                          $31,973

2/97               $29,453        $30,891                          $31,250

3/97               $27,363        $29,624                          $29,032

4/97               $29,501        $31,390                          $31,302

5/97               $31,728        $33,308                          $33,665

6/97               $33,400        $34,790                          $35,439

7/97               $36,483        $37,556                          $38,710

8/97               $34,471        $35,452                          $36,574

9/97               $36,872        $37,392                          $39,122

10/97              $35,481        $36,143                          $37,647

11/97              $36,571        $37,816                          $38,803

12/97              $37,201        $38,467                          $39,472

1/98               $38,178        $38,890                          $40,509

2/98               $41,205        $41,694                          $43,720

3/98               $42,267        $43,828                          $44,846

4/98               $43,370        $44,276                          $46,017

5/98               $41,972        $43,514                          $44,534

6/98               $45,797        $45,281                          $48,593

7/98               $45,892        $44,801                          $48,693

8/98               $38,231        $38,327                          $40,564

9/98               $41,825        $40,784                          $44,378

10/98              $44,891        $44,099                          $47,634

11/98              $49,155        $46,772                          $52,172

12/98              $55,047        $49,466                          $58,421

1/99               $59,533        $51,548                          $63,198

2/99               $57,027        $49,940                          $60,542

3/99               $60,564        $51,938                          $64,304

4/99               $60,816        $53,948                          $64,589

5/99               $58,695        $52,675                          $62,332

6/99               $63,858        $55,540                          $67,839

7/99               $60,736        $53,806                          $64,544

8/99               $60,887        $53,540                          $64,703

9/99               $58,563        $52,072                          $62,252

10/99              $63,615        $55,368                          $67,622

11/99              $65,939        $56,492                          $70,108

12/99              $73,190        $59,820                          $77,821

1/00               $71,307        $56,817                          $75,846

2/00               $72,641        $55,743                          $77,272

3/00               $81,194        $61,195                          $86,388

4/00               $78,050        $59,353                          $83,045

5/00               $72,848        $58,136                          $77,529

6/00               $78,454        $59,572                          $83,513

7/00               $78,702        $58,643                          $83,782

8/00               $83,418        $62,284                          $88,818

9/00               $77,595        $58,996                          $82,636

--------------------------------------------------------------------------------
(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(4)  Portfolio holdings are subject to change.
(5) The chart compares the performance of the Wells Fargo Large Company Growth Fund Class A and Institutional Class shares since inception with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Wells Capital Management Incorporated

FUND MANAGERS
  Tom Zeifang, CFA
  Chris Greene

INCEPTION DATE
  11/01/94

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares returned 81.03%(1) for the one-year period ended September 30, 2000, excluding sales charges. The Fund significantly outperformed its benchmark, the Russell 2000 Growth Index(2), which returned 29.67% during the period. The Fund's Class A shares distributed no dividend income and $2.56 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results. The Fund's one-year performance was attributable, to a large degree, to unusually favorable conditions that may not be sustainable and are not likely to exist in the future.
   Driven by the technology and telecommunications sectors, small cap growth stocks performed exceptionally well in late 1999 and early 2000. When sentiment toward technology and telecommunications cooled in the spring and summer, the market segments faced considerable pressure that persisted over the rest of the reporting period.
   The Fund's outperformance over the year was due, in part, to excellent stock selection. Among its best performing stocks were MMC Networks, Cacheflow, Alteon Websystems, Compucredit, SEI Investments and Administaff.
   The Fund managers believe that the fundamental backdrop in growth segments, such as personal computers, telecommunications services, dot coms and semiconductors, appears to have weakened throughout 2000. They remain confident, however, that rotation within subsectors and good bottom-up stock picking can generate solid excess return despite the mixed overall environment. The managers continue to have a fundamentally bullish outlook on companies in the Fund's focus subsegments of specialty pharmaceuticals, natural gas, business-to-business infrastructure, wireline communications, outsourced health care and certain financial segments, such as credit card companies.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe that the small cap market is undergoing a transition in which fundamentally solid companies are being separated from me-too start-up companies. The Fund managers believe that the fundamental strategy of remaining well diversified across all growth segments allows the Fund to concentrate on the best companies within each category. Although volatility is a fact of life in the small cap growth asset class, the Fund managers remain confident that the segment offers excellent opportunities to generate increased returns for the Fund over the long run.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through November 5, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Class A, Class B, Class C and Institutional Class shares of the Wells Fargo Small Cap Growth Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B, Class C and Institutional Class shares of the Stagecoach Small Cap Fund (the accounting survivor of a merger of the Stagecoach Small Cap Fund, the Stagecoach Strategic Growth Fund and the Norwest Advantage Small Company Stock Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the Small Capitalization Growth Fund for BRP Employee Retirement Plans (an unregistered bank collective investment fund), a predecessor portfolio with the same investment objective and policies as the Fund. Performance shown for the Class B shares of the Fund for periods prior to September 16, 1996, reflects performance of the shares of the predecessor portfolio, with expenses adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares of the Fund reflects the performance of the Class B shares, which as discussed above, reflects performance of the shares of the predecessor portfolio for periods prior to September 16, 1996, adjusted for Class C sales charges and expenses. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
26

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                     Excluding Sales Charge                       Including Sales Charge
                           -------------------------------------------  -------------------------------------------
                           6-Month*  1-Year   5-Year   Since Inception  6-Month*  1-Year   5-Year   Since Inception
CLASS A                       1.42    81.03    27.66          33.25       (4.42)   70.62    26.16          31.92
CLASS B                       1.00    79.74    26.83          32.38       (4.00)   74.74    26.68          32.34
CLASS C                       1.03    79.72    26.82          32.37        0.03    78.72    26.82          32.37
INSTITUTIONAL CLASS           1.44    81.35    28.67          34.21
BENCHMARK
  RUSSELL 2000 GROWTH
    INDEX                   (11.05)   29.67    12.42          14.93(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                       1.16
PRICE TO EARNINGS RATIO
  (TRAILING 12 MO.)                        55.2x
MEDIAN MARKET CAP. ($B)                     1.5
NUMBER OF HOLDINGS                          136
PORTFOLIO TURNOVER                          263%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

COMMERCE ONE INCORPORATED                            2.73%
CACHEFLOW INCORPORATED                               2.48%
ALPHARMA INCORPORATED                                2.31%
WEBMETHODS INCORPORATED                              2.24%
AGILE SOFTWARE CORPORATION                           1.96%
NETIQ CORPORATION                                    1.87%
METRIS COMPANIES INCORPORATED                        1.79%
ARTHUR J GALLAGHER & COMPANY                         1.72%
DIAMOND TECH PARTNERS INCORPORATED                   1.68%
TUT SYSTEMS INCORPORATED                             1.63%

  SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology           46%

Health Care          22%

Financial             9%

Consumer Cyclical     7%

Commercial Services   6%

Energy                6%

Telecommunications    1%

Transportation        1%

Consumer Services     1%

Industrials           1%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

       WELLS FARGO SMALL CAP  RUSSELL 2000       WELLS FARGO SMALL CAP
        GROWTH FUND-CLASS A   GROWTH INDEX  GROWTH FUND-INSTITUTIONAL CLASS

                      $9,425       $10,000                          $10,000

11/94                 $9,548        $9,595                          $10,120

12/94                 $9,943        $9,822                          $10,560

1/95                  $9,972        $9,623                          $10,590

2/95                 $10,518       $10,067                          $11,170

3/95                 $11,074       $10,362                          $11,770

4/95                 $11,385       $10,518                          $12,100

5/95                 $11,631       $10,656                          $12,370

6/95                 $12,856       $11,390                          $13,670

7/95                 $14,260       $12,277                          $15,170

8/95                 $14,288       $12,428                          $15,200

9/95                 $15,174       $12,684                          $16,150

10/95                $14,703       $12,060                          $15,650

11/95                $16,098       $12,592                          $17,150

12/95                $16,814       $12,872                          $17,910

1/96                 $17,144       $12,765                          $18,260

2/96                 $18,134       $13,347                          $19,320

3/96                 $18,963       $13,611                          $20,210

4/96                 $21,489       $14,657                          $22,910

5/96                 $23,148       $15,408                          $24,680

6/96                 $21,404       $14,407                          $22,830

7/96                 $18,266       $12,648                          $19,490

8/96                 $20,217       $13,584                          $21,580

9/96                 $20,649       $14,283                          $22,450

10/96                $19,260       $13,668                          $20,930

11/96                $19,711       $14,048                          $21,430

12/96                $20,327       $14,322                          $22,110

1/97                 $20,631       $14,680                          $22,440

2/97                 $18,773       $13,793                          $20,430

3/97                 $17,457       $12,819                          $19,010

4/97                 $16,519       $12,670                          $18,000

5/97                 $20,134       $14,575                          $21,940

6/97                 $21,771       $15,069                          $23,730

7/97                 $22,636       $15,840                          $24,690

8/97                 $23,353       $16,316                          $25,470

9/97                 $25,873       $17,618                          $28,230

10/97                $24,016       $16,559                          $26,210

11/97                $23,151       $16,165                          $25,280

12/97                $22,582       $16,174                          $24,668

1/98                 $22,211       $15,959                          $24,275

2/98                 $23,704       $17,369                          $25,921

3/98                 $25,668       $18,096                          $28,078

4/98                 $25,598       $18,207                          $28,013

5/98                 $23,574       $16,883                          $25,812

6/98                 $24,295       $17,055                          $26,618

7/98                 $22,111       $15,631                          $24,243

8/98                 $16,571       $12,023                          $18,174

9/98                 $17,893       $13,243                          $19,634

10/98                $17,893       $13,934                          $19,645

11/98                $19,246       $15,015                          $21,138

12/98                $21,233       $16,374                          $23,339

1/99                 $22,371       $17,111                          $24,588

2/99                 $19,977       $15,545                          $21,973

3/99                 $21,656       $16,099                          $23,834

4/99                 $23,693       $17,520                          $26,084

5/99                 $24,267       $17,548                          $26,732

6/99                 $26,769       $18,473                          $29,501

7/99                 $27,094       $17,902                          $29,890

8/99                 $26,791       $17,233                          $29,548

9/99                 $28,416       $17,565                          $31,410

10/99                $32,338       $18,015                          $35,769

11/99                $37,032       $19,919                          $40,968

12/99                $46,438       $23,431                          $51,390

1/00                 $47,053       $23,213                          $52,072

2/00                 $58,399       $28,614                          $64,642

3/00                 $50,721       $25,607                          $56,150

4/00                 $44,273       $23,021                          $48,996

5/00                 $39,292       $21,004                          $43,489

6/00                 $49,478       $23,718                          $54,774

7/00                 $46,426       $21,685                          $51,403

8/00                 $52,637       $23,967                          $58,273

9/00                 $51,442       $22,775                          $56,961

--------------------------------------------------------------------------------
(2) The Russell 2000 Index is an unmanaged market value weighted index, which measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3)  The published return since the Fund's inception date of 11/01/94.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Small Cap Growth Fund Class A and Institutional Class shares since inception with the Russell 2000 Growth Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL CAP OPPORTUNITIES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Small Cap Opportunities Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Schroder Investment Management North America

FUND MANAGER
  Ira Unschuld

INCEPTION DATE
  08/01/93

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares outperformed its benchmark, the Russell 2000 Index(1), for the one-year period ended September 30, 2000, excluding sales charges, returning 45.95%(2) versus a return of 23.39% for its benchmark. The Fund distributed neither dividends nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results. The Fund's one-year performance was attributable, in part, to unusually favorable conditions that may not be sustainable and are not likely to exist in the future.
   The Fund was able to outperform its benchmark despite a series of interest rate hikes over the reporting period and an overweighting in the hard-hit technology sector, a weak euro and market jitters before the presidential election. The Fund benefited from its holdings in the financial, transportation, energy and basic material sectors. It was also fueled by positive stock selection in the technology, health care, capital goods, media/publishing and consumer cyclical sectors.
   Among individual holdings, the Fund's performance was helped most by Laboratory Corp America, Quest Diagnostics, Integrated Device Technologies and PerkinElmer. The holdings that detracted most from the Fund's performance over the reporting period included ITC Deltacom, Pac-West Telecom and Helix Technology.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   Due to a moderating pace of growth in Gross Domestic Product, the U.S. Federal Reserve Board opted not to raise interest rates in August. The Fund manager expects interest rates to remain stable over the next few months. With continued focus on fundamentals, the Fund's manager plans to look for companies that can deliver earnings growth. As the market continues to broaden, the Fund's manager is confident that this strategy will continue to be rewarded.

--------------------------------------------------------------------------------

(1) The Russell 2000 Index is an unmanaged market value weighted index, which measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Class A, Class B and Institutional Class shares of the Wells Fargo Small Cap Opportunities Fund for periods prior to November 8, 1999, reflects performance of the Class A, Class B and Institutional Class shares of the Norwest Advantage Small Cap Opportunities Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance shown for the Class A shares of the Fund prior to October 9, 1996, reflects the performance of the Institutional Class shares of the Fund, adjusted for Class A sales charges and expenses. Performance shown for the Class B shares of the Fund prior to November 8, 1996, reflects the performance of the Institutional
Class shares of the Fund, adjusted for Class B sales charges and expenses. For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. Class B share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period. Institutional Class shares are sold without sales charges.
28

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                     Excluding Sales Charge                        Including Sales Charge
                           -------------------------------------------  ---------------------------------------------
                           6-Month*  1-Year   5-Year   Since Inception  6-Month*   1-Year    5-Year   Since Inception
CLASS A                      9.64     45.95    17.59          19.80        3.33     37.56     16.21          18.81
CLASS B                      9.26     44.93    16.71          18.91        4.26     39.93     16.50          18.91
INSTITUTIONAL CLASS          9.74     46.20    17.63          19.83
BENCHMARK
  RUSSELL 2000 INDEX        (2.94)    23.39    12.39        13.22(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                               0.88
PRICE TO EARNINGS RATIO (TRAILING 12 MO.)           24.2x
PRICE TO BOOK RATIO                                 3.29x
MEDIAN MARKET CAP. ($B)                             1.4
NUMBER OF HOLDINGS                                  107
PORTFOLIO TURNOVER                                  165%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

PERKINELMER INCORPORATED                             2.45%
RENT-A-CENTER INCORPORATED                           1.62%
AFFILIATED MANAGERS GROUP                            1.60%
UNIVERSAL HEALTH SERVICES                            1.58%
EDWARDS LIFESCIENCES CORPORATION                     1.58%
AMPHENOL CORPORATION                                 1.58%
INFOCUS CORPORATION                                  1.57%
AFFILIATED COMPUTER CLA                              1.54%
BINDLEY WESTERN INDUSTRIES                           1.41%
SPX CORPORATION                                      1.32%

  SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology           28%

Health Care          22%

Commercial Services  10%

Energy                8%

Financial             8%

Cash                  7%

Industrials           5%

Consumer Services     4%

Basic Materials       3%

Consumer Cyclical     3%

Utilities             1%

Telecommunications    1%

  GROWTH OF $10,000 INVESTMENT(6)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          WELLS FARGO SMALL CAP OPPORTUNITIES                               WELLS FARGO SMALL CAP
                     FUND-CLASS A              RUSSELL 2000 INDEX  OPPORTUNITIES FUND - INSTITUTIONAL CLASS

8/1/93                                 $9,425             $10,000                                   $10,000

8/31/93                                $9,755             $10,432                                   $10,350

9/30/93                               $10,198             $10,726                                   $10,820

10/31/93                              $10,358             $11,002                                   $10,990

11/30/93                              $10,094             $10,640                                   $10,710

12/31/93                              $10,558             $11,004                                   $11,202

1/31/94                               $10,985             $11,349                                   $11,656

2/28/94                               $11,128             $11,308                                   $11,807

3/31/94                               $10,577             $10,711                                   $11,222

4/30/94                               $10,729             $10,775                                   $11,384

5/31/94                               $10,691             $10,654                                   $11,343

6/30/94                               $10,501             $10,292                                   $11,142

7/31/94                               $10,625             $10,460                                   $11,273

8/31/94                               $11,232             $11,043                                   $11,918

9/30/94                               $10,995             $11,007                                   $11,666

10/31/94                              $11,213             $10,964                                   $11,897

11/30/94                              $10,729             $10,521                                   $11,384

12/31/94                              $11,028             $10,804                                   $11,701

1/31/95                               $11,077             $10,668                                   $11,753

2/28/95                               $11,668             $11,111                                   $12,380

3/31/95                               $12,022             $11,303                                   $12,756

4/30/95                               $12,337             $11,553                                   $13,090

5/31/95                               $12,613             $11,752                                   $13,383

6/30/95                               $13,155             $12,362                                   $13,957

7/31/95                               $14,248             $13,074                                   $15,117

8/31/95                               $14,779             $13,345                                   $15,681

9/30/95                               $15,291             $13,584                                   $16,224

10/31/95                              $14,907             $12,976                                   $15,817

11/30/95                              $15,724             $13,521                                   $16,684

12/31/95                              $16,441             $13,878                                   $17,444

1/31/96                               $16,362             $13,863                                   $17,360

2/29/96                               $16,810             $14,296                                   $17,835

3/31/96                               $17,705             $14,587                                   $18,785

4/30/96                               $18,824             $15,368                                   $19,973

5/31/96                               $19,944             $15,973                                   $21,160

6/30/96                               $19,283             $15,317                                   $20,460

7/31/96                               $17,828             $13,980                                   $18,916

8/31/96                               $18,377             $14,792                                   $19,498

9/30/96                               $19,429             $15,370                                   $20,614

10/31/96                              $19,283             $15,133                                   $20,472

11/30/96                              $19,921             $15,757                                   $21,148

12/31/96                              $20,150             $16,170                                   $21,391

1/31/97                               $20,575             $16,493                                   $21,831

2/28/97                               $20,564             $16,094                                   $21,831

3/31/97                               $19,802             $15,334                                   $21,022

4/30/97                               $19,870             $15,377                                   $21,094

5/31/97                               $22,211             $17,087                                   $23,577

6/30/97                               $23,510             $17,820                                   $24,944

7/31/97                               $24,630             $18,649                                   $26,144

8/31/97                               $25,179             $19,076                                   $26,715

9/30/97                               $26,892             $20,472                                   $28,545

10/31/97                              $25,671             $19,574                                   $27,238

11/30/97                              $25,470             $19,447                                   $27,036

12/31/97                              $25,677             $19,787                                   $27,256

1/31/98                               $25,161             $19,474                                   $26,695

2/28/98                               $26,860             $20,913                                   $28,498

3/31/98                               $28,524             $21,775                                   $30,264

4/30/98                               $28,558             $21,895                                   $30,300

5/31/98                               $27,089             $20,715                                   $28,754

6/30/98                               $27,124             $20,758                                   $28,790

7/31/98                               $25,264             $19,077                                   $26,805

8/31/98                               $20,305             $15,372                                   $21,544

9/30/98                               $20,822             $16,576                                   $22,092

10/31/98                              $21,591             $17,252                                   $22,908

11/30/98                              $22,888             $18,156                                   $24,284

12/31/98                              $23,284             $19,280                                   $24,704

1/31/99                               $22,824             $19,536                                   $24,216

2/28/99                               $21,353             $17,954                                   $22,655

3/31/99                               $21,364             $18,234                                   $22,667

4/30/99                               $22,778             $19,868                                   $24,179

5/31/99                               $23,559             $20,158                                   $25,009

6/30/99                               $25,122             $21,069                                   $26,655

7/31/99                               $24,743             $20,491                                   $26,264

8/31/99                               $23,467             $19,733                                   $24,911

9/30/99                               $23,559             $19,737                                   $24,996

10/31/99                              $23,628             $19,818                                   $25,070

11/30/99                              $24,938             $21,001                                   $26,472

12/31/99                              $26,501             $23,379                                   $28,118

1/31/00                               $26,272             $23,002                                   $27,886

2/29/00                               $28,271             $26,800                                   $30,020

3/31/00                               $31,363             $25,034                                   $33,300

4/30/00                               $31,374             $23,527                                   $33,312

5/31/00                               $30,110             $22,155                                   $31,971

6/30/00                               $31,983             $24,087                                   $33,971

7/31/00                               $31,661             $23,312                                   $33,629

8/31/00                               $34,902             $25,090                                   $37,092

9/30/00                               $34,385             $24,353                                   $36,543

--------------------------------------------------------------------------------
(3)  The published return since the Fund's inception date of 08/01/93.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.
(6) The chart compares the performance of the Wells Fargo Small Cap Opportunities Fund Class A and Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Small Cap Value Fund (the Fund) seeks capital appreciation by investing primarily in common stocks of smaller companies.

ADVISOR
  Wells Fargo Bank, N.A.

ADVISOR
  Smith Asset Management Group

FUND MANAGER
  Steve Smith, CFA

INCEPTION DATE
  10/15/97

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares outperformed its benchmark, the Russell 2000 Index(1) for the one-year period ended September 30, 2000, returning 24.79%(2), versus a return of 23.39% for the benchmark. The Fund distributed neither dividends nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The Fund's positive absolute performance over the year ended September 30, 2000, was driven largely by its health care and financial sector holdings, which rose 188% and 79%, respectively. These sector strengths enabled the Fund to outperform both the broader Russell 2000 Index and the narrower Russell 2000 Value Index(3), which rose by 15.4% during the period. The Fund's avoidance of many of the high-flying technology and internet-related issues was another plus when investors retreated from these stocks during the second and third quarters of 2000.
   The Fund's strongest individual position was Silicon Valley Bancshares, which appreciated by 261% over the year. Shares of the company, a commercial bank focusing on emerging growth and middle-market technology and life sciences firms, were boosted by four significant positive earnings surprises and a 145% increase in net income. Nature's Bounty, a retailer of nutritional supplements in the U.S. and United Kingdom, was one of the Fund's least successful positions. Nature's Bounty shares declined by 59% over the year, having come under especially heavy pressure after announcing that its third quarter 2000 sales would fall short of expectations.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   During the last half of 1999, and continuing on into 2000, the U.S. Federal Reserve Board (the Fed) adopted an aggressive stance to slow the U.S. economy to a more sustainable pace. The Fund's manager believes that the Fed has accomplished its goal and view the current economic outlook as fairly positive. The Fund's manager believes that the Fund should be well-positioned for a potentially volatile market environment in which companies that can consistently deliver above average growth will be the most attractive investment opportunities.

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                      Excluding Sales Charge
                                ----------------------------------
                                6-Month*  1-Year   Since Inception  Since 10/01/97
INSTITUTIONAL CLASS               5.36     24.79           2.10
BENCHMARK
  RUSSELL 2000 INDEX             (2.72)    23.39                           5.96(4)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                               0.65
PRICE TO EARNINGS RATIO (TRAILING 12 MO.)           15.3X
PRICE TO BOOK RATIO                                 2.7X
MEDIAN MARKET CAP. ($B)                             1.0
NUMBER OF HOLDINGS                                   58
PORTFOLIO TURNOVER                                  124%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

COMPUCREDIT CORPORATION                              2.72%
C&D TECHNOLOGIES INCORPORATED                        2.63%
OXFORD HEALTH PLANS                                  2.53%
AMERICREDIT CORPORATION                              2.35%
TALBOTS, INCORPORATED                                2.31%
INFOCUS CORPORATION                                  2.30%
GREATER BAY BANCORP                                  2.28%
METRIS COMPANIES INCORPORATED                        2.26%
SOUTHWEST BANCORP OF TEXAS                           2.25%
VINTAGE PETROLEUM INCORPORATED                       2.24%

  SECTOR DISTRIBUTION(6) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

  CONSUMER CYCLICAL    25%

Financial              20%

Technology             12%

Consumer Services       6%

Health Care             6%

Cash                    5%

Industrials             5%

Utilities               5%

Energy                  5%

Basic Materials         3%

Commercial Services     3%

Transportation          3%

Consumer Non-Cyclical   2%

  GROWTH OF $10,000 INVESTMENT(7)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           WELLS FARGO SMALL CAP
       VALUE FUND-INSTITUTIONAL CLASS  RUSSELL 2000 INDEX

10/97                         $10,000             $10,000

10/97                          $9,290              $9,561

11/97                          $9,300              $9,499

12/97                          $9,210              $9,665

1/98                           $9,160              $9,512

2/98                          $10,000             $10,215

3/98                          $10,650             $10,636

4/98                          $10,760             $10,695

5/98                          $10,160             $10,118

6/98                          $10,060             $10,140

7/98                           $9,190              $9,318

8/98                           $7,420              $7,509

9/98                           $7,450              $8,097

10/98                          $7,830              $8,427

11/98                          $8,270              $8,868

12/98                          $8,700              $9,417

1/99                           $8,440              $9,543

2/99                           $7,669              $8,770

3/99                           $7,309              $8,907

4/99                           $7,799              $9,705

5/99                           $8,050              $9,846

6/99                           $8,781             $10,291

7/99                           $8,731             $10,009

8/99                           $8,350              $9,639

9/99                           $8,520              $9,641

10/99                          $8,530              $9,680

11/99                          $8,941             $10,258

12/99                          $9,622             $11,420

1/00                           $8,931             $11,236

2/00                           $9,341             $13,091

3/00                          $10,092             $12,228

4/00                          $10,292             $11,492

5/00                           $9,742             $10,822

6/00                          $10,252             $11,766

7/00                           $9,822             $11,387

8/00                          $10,783             $12,256

9/00                          $10,633             $11,895

--------------------------------------------------------------------------------
(1) The Russell 2000 Index is an unmanaged market value weighted index, which measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for Institutional Class shares of the Wells Fargo Small Cap Value Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Performa Small Cap Value Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Institutional Class shares are sold without sales charges.
(3) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4)  The published return closest to the Fund's inception date of 10/15/97.
(5) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(6)  Portfolio holdings are subject to change.
(7) The chart compares the performance of the Wells Fargo Small Cap Value Fund Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional
Class shares and reflects all operating expenses.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Small Company Growth Fund (the Fund) seeks to provide long-term capital appreciation by investing in smaller domestic companies.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Peregrine Capital Management

FUND MANAGERS
  Robert Mersky, CFA
  Paul von Kuster, CFA

INCEPTION DATE
  12/31/82

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Institutional Class shares returned 34.00%(1) for the one-year period ended September 30, 2000. The Fund outperformed its benchmark, the Russell 2000 Index(2), which returned 23.39% during the period. The Fund's Institutional Class shares distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   The 12 months ended September 30, 2000, encompassed several very different market phases. The S&P 500 Index(3) rose 13.28%, the Russell 2000 Index of small stocks posted a 23.39% advance, and the technology-heavy Russell 2000 Growth Index(2) gained 29.67%.
   In March, the Nasdaq Composite Index(4) began to plunge from its peak. By May 25, it had dropped by more than 35% as stocks with high multiples and no earnings support fell sharply. During that same period, the Russell 2000 Growth Index was also down 35%, while the Russell 2000 Index lost 24% of its value. In this market decline, the Fund outperformed with a decline of only 14%.
   From May 31 through September 30, 2000, the market's high-flying growth stocks rallied a number of times, only to fall again. The Fund modestly underperformed during this period, falling less than the indices on most down days, but trailing the market when daily gains of 2% or more were driven by the narrow strength of just a select group of technology names.
   Taking the 12 months as a whole, the Fund produced good relative performance that was in line with what might be expected, given that two-thirds of the portfolio is normally invested in rapidly growing discovery phase (stocks expected to gain 20% to 50% over the next three to five years) stocks. The Fund's best performers for the year ended September 30, 2000, were health care and technology issues. In the former, stocks like Abgenix, Alkermes, Corr and Teva advanced strongly. In technology, IDTI, Atmel and DII Group were standouts. At the other end of the spectrum were several business-services stocks including Nova, ITC Deltacom and Rhythms Netconnections. A number of the Fund's consumer names, such as Stamps.com and Office Depot, were also weak.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers believe the Fund is well-positioned for strong relative performance based on its blend of discovery phase and overlooked (stocks not in favor because of a specific situation) holdings, broad diversification and the low valuations of its holdings. As the transition continues from the momentum investing and euphoria of the late 1990s toward investing based on visible fundamentals, the managers think that investors should find the companies in its portfolio, which have an average 25% earnings growth and a projected price-to-earnings ratio (based on next year's estimated earnings) of 17, attractive investments.

--------------------------------------------------------------------------------

(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  Performance shown for the Institutional Class shares of the Wells Fargo Small Company Growth Fund for periods prior to November 8, 1999, reflects performance of the Institutional Class shares of the Norwest Advantage Small Company Growth Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the Wells Fargo Funds. Performance of the Institutional Class shares of the Fund prior to November 11, 1994, reflects the performance of a collective investment fund adjusted to reflect Institutional Class expenses. Wells Fargo Bank Minnesota, N.A. (WFB MN), formerly Norwest Bank Minnesota, N.A., managed the collective investment fund with an investment objective and principal investment strategy that were substantially similar to those of the Fund. The performance for the Fund includes performance of its predecessor collective investment fund for periods before it became a mutual fund on November 11, 1994. The collective investment fund's performance was adjusted to reflect the Fund's 1994 estimate of its expense ratio for the first year of operations as a mutual fund, including any applicable sales load (without giving effect to any fee waivers or expense reimbursements). The collective investment fund was not registered under the Investment Company Act of 1940 ("1940 Act") nor subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act or the Internal Revenue Code, which, if applicable, may have adversely affected the Fund's performance results. Institutional Class shares are sold without sales charges.
32

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                       Excluding Sales Charge
                                ------------------------------------
                                6-Month*  1-Year   5-Year   10-Year
INSTITUTIONAL CLASS              (3.82)    34.00    12.28     21.30
BENCHMARK
  RUSSELL 2000 INDEX             (2.72)    23.39    12.39     16.93

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

BETA*                                       1.31
PRICE TO EARNINGS RATIO
  (TRAILING 12 MO.)                         22X
PRICE TO BOOK RATIO                         3.2X
MEDIAN MARKET CAP. ($B)                     1.28
NUMBER OF HOLDINGS                          122
PORTFOLIO TURNOVER                          203%

  * A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

  TEN LARGEST EQUITY HOLDINGS(5)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

GENZYME CORPORATION                                  1.84%
WHOLE FOODS MARKET, INCORPORATED                     1.74%
COFLEXIP, S.A.                                       1.65%
CAREMARK RX, INCORPORATED                            1.64%
NETWORK ASSOCIATES, INCORPORATED                     1.59%
FIDELITY NATIONAL FINANCIAL, INCORPORATED            1.59%
CONSOLIDATED STORES                                  1.58%
HEALTH MANAGEMENT ASSOCIATION                        1.56%
OLD REPUBLIC INTERNATIONAL CORPORATION               1.55%
BIOVAIL CORPORATION                                  1.51%

  SECTOR DISTRIBUTION(6) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology             31%

Health Care            19%

Financial              13%

Consumer Cyclical      10%

Energy                  8%

Consumer Services       5%

Cash                    4%

Commercial Services     2%

Transportation          2%

Telecommunications      2%

Basic Materials         1%

Consumer Non-Cyclical   1%

Industrials             1%

Utilities               1%

  GROWTH OF $10,000 INVESTMENT(7)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             WELLS FARGO SMALL COMPANY
          GROWTH FUND-INSTITUTIONAL CLASS  RUSSELL 2000 INDEX

9/30/90                           $10,000             $10,000

10/31/90                           $9,578              $9,390

11/30/90                          $10,623             $10,106

12/31/90                          $11,588             $10,507

1/31/91                           $12,647             $11,457

2/28/91                           $14,026             $12,734

3/31/91                           $15,136             $13,630

4/30/91                           $14,844             $13,596

5/31/91                           $16,062             $14,245

6/30/91                           $14,722             $13,414

7/31/91                           $15,977             $13,885

8/31/91                           $17,274             $14,399

9/30/91                           $17,693             $14,511

10/31/91                          $19,104             $14,894

11/30/91                          $17,607             $14,205

12/31/91                          $19,982             $15,343

1/31/92                           $21,517             $16,585

2/29/92                           $21,500             $17,070

3/31/92                           $20,121             $16,493

4/30/92                           $19,222             $15,915

5/31/92                           $19,081             $16,127

6/30/92                           $18,111             $15,364

7/31/92                           $19,026             $15,899

8/31/92                           $18,485             $15,451

9/30/92                           $19,023             $15,808

10/31/92                          $20,043             $16,310

11/30/92                          $22,304             $17,558

12/31/92                          $23,384             $18,169

1/31/93                           $24,127             $18,783

2/28/93                           $22,360             $18,349

3/31/93                           $23,482             $18,944

4/30/93                           $23,203             $18,425

5/31/93                           $24,726             $19,239

6/30/93                           $24,784             $19,358

7/31/93                           $24,832             $19,625

8/31/93                           $26,790             $20,473

9/30/93                           $27,898             $21,051

10/31/93                          $27,964             $21,592

11/30/93                          $27,166             $20,881

12/31/93                          $28,561             $21,595

1/31/94                           $28,893             $22,273

2/28/94                           $28,678             $22,193

3/31/94                           $26,763             $21,021

4/30/94                           $27,176             $21,145

5/31/94                           $26,340             $20,909

6/30/94                           $25,147             $20,198

7/31/94                           $25,937             $20,529

8/31/94                           $27,658             $21,672

9/30/94                           $27,491             $21,601

10/31/94                          $27,522             $21,517

11/30/94                          $26,300             $20,647

12/31/94                          $27,580             $21,203

1/31/95                           $27,530             $20,936

2/28/95                           $29,108             $21,807

3/31/95                           $29,928             $22,182

4/30/95                           $30,388             $22,674

5/31/95                           $30,686             $23,064

6/30/95                           $33,133             $24,261

7/31/95                           $36,425             $25,659

8/31/95                           $37,792             $26,190

9/30/95                           $38,624             $26,659

10/31/95                          $37,258             $25,467

11/30/95                          $38,363             $26,536

12/31/95                          $38,469             $27,237

1/31/96                           $38,524             $27,207

2/29/96                           $39,799             $28,056

3/31/96                           $40,662             $28,628

4/30/96                           $43,871             $30,160

5/31/96                           $45,241             $31,348

6/30/96                           $42,527             $30,060

7/31/96                           $39,675             $27,436

8/31/96                           $42,787             $29,030

9/30/96                           $44,474             $30,165

10/31/96                          $43,500             $29,700

11/30/96                          $45,104             $30,924

12/31/96                          $46,092             $31,734

1/31/97                           $47,676             $32,369

2/28/97                           $45,753             $31,585

3/31/97                           $43,631             $30,094

4/30/97                           $43,277             $30,179

5/31/97                           $47,799             $33,535

6/30/97                           $51,228             $34,973

7/31/97                           $55,119             $36,600

8/31/97                           $56,011             $37,438

9/30/97                           $60,175             $40,178

10/31/97                          $58,667             $38,414

11/30/97                          $57,095             $38,165

12/31/97                          $56,308             $38,832

1/31/98                           $55,943             $38,219

2/28/98                           $60,145             $41,043

3/31/98                           $63,236             $42,734

4/30/98                           $63,618             $42,969

5/31/98                           $58,496             $40,653

6/30/98                           $57,315             $40,739

7/31/98                           $53,790             $37,439

8/31/98                           $40,091             $30,168

9/30/98                           $43,199             $32,530

10/31/98                          $46,220             $33,858

11/30/98                          $48,894             $35,632

12/31/98                          $51,180             $37,837

1/31/99                           $52,741             $38,341

2/28/99                           $47,050             $35,235

3/31/99                           $46,746             $35,785

4/30/99                           $50,133             $38,991

5/31/99                           $52,227             $39,560

6/30/99                           $55,539             $41,348

7/31/99                           $55,482             $40,215

8/31/99                           $52,075             $38,727

9/30/99                           $51,447             $38,735

10/31/99                          $51,885             $38,894

11/30/99                          $56,072             $41,216

12/31/99                          $60,963             $45,882

1/31/00                           $60,354             $45,143

2/29/00                           $71,089             $52,596

3/31/00                           $71,679             $49,130

4/30/00                           $69,395             $46,172

5/31/00                           $66,026             $43,480

6/30/00                           $70,480             $47,272

7/31/00                           $65,855             $45,750

8/31/00                           $71,603             $49,241

9/30/00                           $68,938             $47,793

--------------------------------------------------------------------------------
(2) The Russell 2000 Index is an unmanaged, market value weighted index, that measures the performance of the 2,000 companies that are between the 1000th and 3000th largest in the market. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(3) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(4) The Nasdaq Composite-SM- Index measures the market value of all the domestic and foreign common stocks, representing a wide array of more than 5,000 companies, listed on The Nasdaq Stock Market-SM-. You cannot invest directly in an index.
(5) The ten largest equity holdings are calculated based on the market value of the Core Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to the Financial Statements for a discussion of the Core Trust.
(6)  Portfolio holdings are subject to change.
(7) The chart compares the performance of the Wells Fargo Small Company Growth Fund Institutional Class shares since inception with the Russell 2000 Index. The chart assumes a hypothetical investment of $10,000 in Institutional
Class shares and reflects all operating expenses.

STOCK FUNDS                                               PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
  The Specialized Technology Fund (the Fund) seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

ADVISOR
  Wells Fargo Bank, N.A.

SUB-ADVISOR
  Dresdner RCM Global Investors

FUND MANAGERS
  Huachen Chen, CFA
  Walter Price, CFA

INCEPTION DATE
  09/18/00

PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------
   The Fund's Class A shares outperformed its benchmark, the Morgan Stanley High-Tech 35 Index(1), from its inception on September 18, through September 30, 2000, excluding sales charges. The Fund returned 1.10%(2) versus a return of (3.82)% for the benchmark. The Fund's Class A shares distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.
   After an August rebound, September was a tumultuous period for the technology sector. During this period, the Fund's semiconductor and telecommunication equipment sector holdings were generally weak, but their declines were partially offset by the strong performance of the Fund's positions in makers of packaged software. The Fund's 13.3% cash position was also advantageous in the volatile market environment.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------
   The Fund's managers continue to make adjustments and take positions in companies that will show strong stock performance in 2001, by exceeding current earnings expectations. Areas of focus may include business-to-business infrastructure. The Fund's managers believe that companies in this area will experience strong secular growth in the coming year as both public and private exchange implementations should accelerate. In the telecommunications equipment sector, the Fund managers favor firms that they believe have strong and diversified customer bases. Also, another area showing promise for the coming year is the specialty semiconductor sector, given that this segment is less sensitive to personal computer demand and general economic cycles.

PERFORMANCE HIGHLIGHTS                                               STOCK FUNDS
--------------------------------------------------------------------------------

  AVERAGE ANNUAL TOTAL RETURN(2) (%) (AS OF SEPTEMBER 30, 2000)
--------------------------------------------------------------------------------

                                          Excluding Sales Charge  Including Sales Charge
                                          ----------------------  ----------------------
                                             Since Inception*        Since Inception*
CLASS A                                                1.10                   (4.71)
CLASS B                                                1.10                   (3.90)
CLASS C                                                1.10                    0.10
BENCHMARK
  THE MORGAN STANLEY HIGH-TECH 35 INDEX               (3.82)(3)

  *  RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.

  CHARACTERISTICS
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

NUMBER OF HOLDINGS                           60
PORTFOLIO TURNOVER                           5%

  TEN LARGEST EQUITY HOLDINGS(4)
  (AS OF SEPTEMBER 30, 2000)
----------------------------------------------

CHECK POINT SOFTWARE                                 5.39%
COMMERCE ONE INCORPORATED                            3.63%
EBAY INCORPORATED                                    3.08%
SDL INCORPORATED                                     3.06%
APPLIED MICRO CIRCUITS                               3.01%
TYCO INTERNATIONAL LIMITED                           2.88%
NETWORK APPLIANCE INCORPORATED                       2.77%
SIEBEL SYSTEMS INCORPORATED                          2.47%
MAXIM INTEGRATED PRODUCTS                            2.31%
CORNING INCORPORATED                                 2.28%

  SECTOR DISTRIBUTION(5) (AS OF SEPTEMBER 30, 2000)
----------------------------------------------
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Technology           67%

Cash                 24%

Industrials           4%

International         3%

Commercial Services   1%

Health Care           1%

--------------------------------------------------------------------------------

(1) The Morgan Stanley High-Tech 35 Index is comprised of 35 U.S. public issuers drawn from 11 technology subsectors, including computer and business services, data networking/internet infrastructure, electronics manufacturing services, enterprise software, internet and PC software, server and enterprise hardware, PC hardware and data storage, semiconductor capital equipment, semiconductors, technical software, telecom equipment and wireline/wireless. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.
(2) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through January 30, 2002, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.
  For Class A shares, the maximum front-end sales charge is 5.75%. The maximum contingent-deferred sales charge for Class B shares is 5.00%. The maximum contingent-deferred sales charge for Class C shares is 1.00%. Class B and Class C share performance including sales charge assumes the maximum contingent-deferred sales charge for the corresponding time period.
(3)  The published return since the Fund's inception date of 09/18/00.
(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.
(5)  Portfolio holdings are subject to change.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                         VALUE
  N/A       WELLS FARGO DISCIPLINED GROWTH
            PORTFOLIO                                                 $31,766,437
                                                                      -----------

                                                                       31,766,437
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(99.97%) (COST $24,541,849)
                                                                      -----------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $24,541,849)*                         99.97%  $31,766,437
OTHER ASSETS AND LIABILITIES, NET            0.03         8,161
                                          -------   -----------
TOTAL NET ASSETS                           100.00%  $31,774,598
                                          -------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                         VALUE
     N/A    WELLS FARGO DISCIPLINED GROWTH
            PORTFOLIO                                                $  109,624,366
     N/A    WELLS FARGO INCOME EQUITY
            PORTFOLIO                                                   560,119,440
     N/A    WELLS FARGO INDEX PORTFOLIO                                 546,195,055
     N/A    WELLS FARGO INTERNATIONAL
            EQUITY PORTFOLIO                                            139,320,910
     N/A    WELLS FARGO INTERNATIONAL
            PORTFOLIO                                                   182,428,089
     N/A    WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                            431,732,834
     N/A    WELLS FARGO SMALL CAP INDEX
            PORTFOLIO                                                    55,517,304
     N/A    WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                                    55,688,894
     N/A    WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                             55,014,884
     N/A    WELLS FARGO SMALL COMPANY
            VALUE PORTFOLIO                                              55,880,809

                                                                      2,191,522,585
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(100.26%) (COST $1,354,509,297)
                                                                     --------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,354,509,297)*                     100.26%  $2,191,522,585
OTHER ASSETS AND LIABILITIES, NET           (0.26)      (5,672,020)
                                          -------   --------------
TOTAL NET ASSETS                           100.00%  $2,185,850,565
                                          -------   --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                        VALUE
     N/A    WELLS FARGO SMALL CAP INDEX
            PORTFOLIO                                                $ 29,250,632
     N/A    WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                                  29,233,801
     N/A    WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                           29,148,601
     N/A    WELLS FARGO SMALL COMPANY
            VALUE PORTFOLIO                                            29,404,644

                                                                      117,037,678
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(99.86%) (COST $106,288,425)
                                                                     ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $106,288,425)*                        99.86%  $117,037,678
OTHER ASSETS AND LIABILITIES, NET            0.14        163,399
                                          -------   ------------
TOTAL NET ASSETS                           100.00%  $117,201,077
                                          -------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                          VALUE
  N/A       WELLS FARGO INCOME EQUITY
            PORTFOLIO                                                 $1,765,014,986
                                                                      --------------

                                                                       1,765,014,986
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(100.30%) (COST $1,410,005,553)
                                                                      --------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,410,005,553)*                     100.30%  $1,765,014,986
OTHER ASSETS AND LIABILITIES, NET           (0.30)      (5,279,485)
                                          -------   --------------
TOTAL NET ASSETS                           100.00%  $1,759,735,501
                                          -------   --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
COMMON STOCK - 97.12%
AGRICULTURAL PRODUCTION-CROPS - 0.07%
     17,600  NABISCO GROUP HOLDINGS
             CORPORATION                                        $    501,600
                                                                ------------
AMUSEMENT & RECREATION SERVICES - 0.64%
      6,300  HARRAH'S ENTERTAINMENT
             INCORPORATED+                                           173,250
    112,600  WALT DISNEY COMPANY                                   4,306,950

                                                                   4,480,200
                                                                ------------
APPAREL & ACCESSORY STORES - 0.37%
     45,900  GAP INCORPORATED                                        923,738
     17,800  KOHL'S CORPORATION+                                   1,026,838
     23,300  LIMITED INCORPORATED                                    514,055
      7,000  NORDSTROM INCORPORATED                                  108,938

                                                                   2,573,569
                                                                ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.04%
      2,900  LIZ CLAIBORNE INCORPORATED                              111,650
      6,200  V F CORPORATION                                         153,063

                                                                     264,713
                                                                ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.02%
      6,900  AUTOZONE INCORPORATED+                                  156,543
                                                                ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      3,200  RYDER SYSTEM INCORPORATED                                59,000
                                                                ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.03%
      3,200  CENTEX CORPORATION                                      102,800
      2,600  KAUFMAN & BROAD HOME
             CORPORATION                                              70,038
      2,200  PULTE CORPORATION                                        72,600

                                                                     245,438
                                                                ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.10%
    125,100  HOME DEPOT INCORPORATED                               6,638,118
     20,700  LOWE'S COMPANIES INCORPORATED                           928,913
      8,800  SHERWIN-WILLIAMS COMPANY                                188,100

                                                                   7,755,131
                                                                ------------
BUSINESS SERVICES - 9.62%
      6,500  ADOBE SYSTEMS INCORPORATED                            1,009,125
    124,700  AMERICA ONLINE INCORPORATED+                          6,702,625
      3,100  AUTODESK INCORPORATED                                    78,663
     33,900  AUTOMATIC DATA PROCESSING
             INCORPORATED                                          2,267,063
     13,300  BMC SOFTWARE INCORPORATED+                              254,363
     10,000  CABLETRON SYSTEMS
             INCORPORATED+                                           293,750
     39,200  CENDANT CORPORATION+                                    426,300
      7,800  CERIDIAN CORPORATION+                                   218,888
     10,000  CITRIX SYSTEMS INCORPORATED+                            200,625
     31,900  COMPUTER ASSOCIATES
             INTERNATIONAL INCORPORATED                              803,481

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
BUSINESS SERVICES (continued)
      9,100  COMPUTER SCIENCES CORPORATION+                     $    675,675
     19,700  COMPUWARE CORPORATION+                                  164,988
      8,300  CONVERGYS CORPORATION+                                  322,663
      3,900  DELUXE CORPORATION                                       79,219
      6,900  ECOLAB INCORPORATED                                     248,831
     25,200  ELECTRONIC DATA SYSTEMS
             CORPORATION                                           1,045,800
      7,600  EQUIFAX INCORPORATED                                    204,725
     21,900  FIRST DATA CORPORATION                                  855,469
     16,100  IMS HEALTH INCORPORATED                                 334,075
     16,600  INTERPUBLIC GROUP OF COMPANIES
             INCORPORATED                                            565,438
     15,300  MCKESSON HBOC INCORPORATED                              467,606
      4,300  MERCURY INTERACTIVE
             CORPORATION+                                            674,025
    284,300  MICROSOFT CORPORATION+                               17,129,075
      5,200  NCR CORPORATION+                                        196,625
     17,500  NOVELL INCORPORATED+                                    173,906
      9,600  OMNICOM GROUP INCORPORATED                              700,200
    152,100  ORACLE CORPORATION+                                  11,977,875
     14,700  PARAMETRIC TECHNOLOGY COMPANY+                          160,780
     15,100  PEOPLESOFT INCORPORATED+                                421,857
      6,400  SAPIENT CORPORATION+                                    260,400
     22,500  SIEBEL SYSTEMS INCORPORATED+                          2,504,530
     85,700  SUN MICROSYSTEMS INCORPORATED+                       10,005,475
     16,900  UNISYS CORPORATION+                                     190,125
     21,700  VERITAS SOFTWARE CORPORATION+                         3,081,400
     29,700  YAHOO! INCORPORATED+                                  2,702,700
      4,000  YOUNG & RUBICAM INCORPORATED                            198,000

                                                                  67,596,345
                                                                ------------
CHEMICALS & ALLIED PRODUCTS - 11.29%
     83,700  ABBOTT LABORATORIES                                   3,980,981
     12,400  AIR PRODUCTS AND CHEMICALS
             INCORPORATED                                            446,400
      3,000  ALBERTO CULVER COMPANY                                   86,438
      6,200  ALZA CORPORATION+                                       536,300
     70,400  AMERICAN HOME PRODUCTS
             CORPORATION                                           3,982,000
     55,600  AMGEN INCORPORATED+                                   3,882,444
     12,800  AVON PRODUCTS INCORPORATED                              523,200
      8,000  BIOGEN INCORPORATED+                                    488,000
    106,200  BRISTOL-MYERS SQUIBB COMPANY                          6,066,675
     12,700  CLOROX COMPANY                                          502,444
     31,000  COLGATE-PALMOLIVE COMPANY                             1,463,200
     36,600  DOW CHEMICAL COMPANY                                    912,713
     56,300  E I DU PONT DE NEMOURS &
             COMPANY                                               2,332,931
      4,100  EASTMAN CHEMICAL COMPANY                                151,444
     61,000  ELI LILLY & COMPANY                                   4,948,625
      1,600  FMC CORPORATION+                                        107,300
     56,900  GILLETTE COMPANY                                      1,756,788
      2,800  GREAT LAKES CHEMICAL
             CORPORATION                                              82,075
      5,400  INTERNATIONAL FLAVORS &
             FRAGRANCES INCORPORATED                                  98,550

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     75,100  JOHNSON & JOHNSON                                  $  7,054,706
     11,300  MEDIMMUNE INCORPORATED+                                 872,925
    124,300  MERCK & COMPANY INCORPORATED                          9,252,580
    341,100  PFIZER INCORPORATED                                  15,328,180
     70,100  PHARMACIA CORPORATION                                 4,219,144
      9,400  PPG INDUSTRIES INCORPORATED                             373,063
      8,500  PRAXAIR INCORPORATED                                    317,688
     70,700  PROCTER & GAMBLE COMPANY                              4,736,900
     11,700  ROHM & HAAS COMPANY                                     340,031
     79,100  SCHERING-PLOUGH CORPORATION                           3,678,150
      4,400  SIGMA ALDRICH                                           145,200
      7,300  UNION CARBIDE CORPORATION                               275,575
      3,600  W R GRACE & COMPANY+                                     24,750
      5,500  WATSON PHARMACEUTICALS
             INCORPORATED+                                           356,813

                                                                  79,324,213
                                                                ------------
COMMUNICATIONS - 6.80%
     38,100  ADC TELECOMMUNICATIONS
             INCORPORATED+                                         1,024,533
     17,000  ALLTEL CORPORATION                                      887,188
    202,900  AT&T CORPORATION                                      5,960,188
    101,200  BELLSOUTH CORPORATION                                 4,073,300
      7,600  CENTURYTEL INCORPORATED                                 207,100
     31,600  CLEAR CHANNEL COMMUNICATIONS
             INCORPORATED+                                         1,785,400
     48,900  COMCAST CORPORATION CLASS A+                          2,001,844
     47,600  GLOBAL CROSSING LIMITED+                              1,475,600
     41,100  NEXTEL COMMUNICATIONS
             INCORPORATED+                                         1,921,425
     89,700  QWEST COMMUNICATIONS
             INTERNATIONAL INCORPORATED+                           4,311,207
    183,100  SBC COMMUNICATIONS
             INCORPORATED                                          9,155,000
     47,800  SPRINT CORPORATION (FON GROUP)                        1,401,138
     50,100  SPRINT CORPORATION (PCS
             GROUP)+                                               1,756,630
    146,800  VERIZON COMMUNICATIONS                                7,110,625
    155,200  WORLDCOM INCORPORATED+                                4,714,200

                                                                  47,785,378
                                                                ------------
DOMESTIC DEPOSITORY INSTITUTIONS - 7.20%
     20,400  AMSOUTH BANCORP                                         255,000
     88,700  BANK OF AMERICA CORPORATION+                          4,645,663
     39,900  BANK OF NEW YORK COMPANY
             INCORPORATED                                          2,236,894
     62,400  BANK ONE CORPORATION                                  2,410,200
     21,600  BB&T CORPORATION                                        650,702
     11,300  CHARTER ONE FINANCIAL
             INCORPORATED                                            275,438
     70,700  CHASE MANHATTAN CORPORATION                           3,265,456
    243,000  CITIGROUP INCORPORATED                               13,137,188
      8,500  COMERICA INCORPORATED                                   496,719
     25,100  FIFTH THIRD BANCORP                                   1,352,263
     53,200  FIRST UNION CORPORATION                               1,712,375
     51,800  FIRSTAR CORPORATION                                   1,159,025
     48,800  FLEETBOSTON FINANCIAL
             CORPORATION                                           1,903,200

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
DOMESTIC DEPOSITORY INSTITUTIONS (continued)
      8,500  GOLDEN WEST FINANCIAL
             CORPORATION                                        $    455,813
     13,600  HUNTINGTON BANCSHARES
             INCORPORATED                                            199,750
      8,600  J P MORGAN & COMPANY
             INCORPORATED                                          1,405,025
     23,300  KEYCORP                                                 589,780
     26,400  MELLON FINANCIAL CORPORATION                          1,224,300
     32,800  NATIONAL CITY CORPORATION                               725,700
     12,000  NORTHERN TRUST CORPORATION                            1,066,500
      7,400  OLD KENT FINANCIAL CORPORATION                          214,138
     15,600  PNC FINANCIAL SERVICES GROUP                          1,014,000
     11,800  REGIONS FINANCIAL CORPORATION                           267,713
      9,100  SOUTHTRUST CORPORATION                                  286,080
      8,700  STATE STREET CORPORATION                              1,131,000
      9,400  SUMMIT BANCORP                                          324,300
     16,100  SUNTRUST BANKS INCORPORATED                             801,980
     15,300  SYNOVUS FINANCIAL CORPORATION                           324,169
     40,300  US BANCORP                                              916,825
      7,300  UNION PLANTERS CORPORATION                              241,356
     11,000  WACHOVIA CORPORATION                                    623,563
     29,100  WASHINGTON MUTUAL INCORPORATED                        1,158,544
     88,900  WELLS FARGO & COMPANY**                               4,083,844

                                                                  50,554,503
                                                                ------------
EATING & DRINKING PLACES - 0.43%
      6,600  DARDEN RESTAURANTS
             INCORPORATED                                            137,363
     71,400  MCDONALD'S CORPORATION                                2,155,388
     10,100  STARBUCKS CORPORATION+                                  404,630
      7,900  TRICON GLOBAL RESTAURANTS
             INCORPORATED+                                           241,938
      6,100  WENDY'S INTERNATIONAL
             INCORPORATED                                            122,381

                                                                   3,061,700
                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES - 2.65%
     24,700  AES CORPORATION+                                      1,691,950
     10,600  ALLIED WASTE INDUSTRIES
             INCORPORATED+                                            97,388
      7,400  AMEREN CORPORATION                                      309,875
     17,400  AMERICAN ELECTRIC POWER
             COMPANY INCORPORATED                                    680,775
      8,600  CINERGY CORPORATION                                     284,337
      5,900  CMS ENERGY CORPORATION                                  158,930
      8,600  CP&L ENERGY INCORPORATED                                358,513
      4,300  COLUMBIA ENERGY GROUP                                   305,300
     11,500  CONSOLIDATED EDISON
             INCORPORATED                                            392,438
      8,100  CONSTELLATION ENERGY GROUP                              402,975
     12,900  DOMINION RESOURCE INCORPORATED                          749,006
      7,700  DTE ENERGY COMPANY                                      294,525
     19,900  DUKE ENERGY CORPORATION                               1,706,425
      1,500  EASTERN ENTERPRISES                                      95,719
     17,600  EDISON INTERNATIONAL                                    339,900
     12,500  EL PASO ENERGY CORPORATION                              770,313
     12,000  ENTERGY CORPORATION                                     447,000

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     12,400  FIRSTENERGY CORPORATION                            $    334,025
      5,300  FLORIDA PROGRESS CORPORATION                            280,569
      9,600  FPL GROUP INCORPORATED                                  631,200
      6,600  GPU INCORPORATED                                        214,088
      7,300  KEYSPAN CORPORATION                                     292,913
      8,700  NIAGARA MOHAWK HOLDINGS
             INCORPORATED+                                           137,025
      2,500  NICOR INCORPORATED                                       90,469
      1,600  ONEOK INCORPORATED                                       63,600
      9,200  PECO ENERGY COMPANY                                     557,175
      1,900  PEOPLE'S ENERGY CORPORATION                              63,413
     20,800  PG&E CORPORATION                                        503,100
      4,600  PINNACLE WEST CAPITAL
             CORPORATION                                             234,025
      7,800  PPL CORPORATION                                         325,650
     11,600  PUBLIC SERVICE ENTERPRISE
             GROUP INCORPORATED                                      518,375
     15,900  RELIANT ENERGY INCORPORATED                             739,350
     11,000  SEMPRA ENERGY                                           228,937
     35,000  SOUTHERN COMPANY                                      1,135,313
     14,300  TEXAS UTILITIES COMPANY                                 566,637
      9,500  UNICOM CORPORATION                                      533,780
     33,600  WASTE MANAGEMENT INCORPORATED                           585,900
     23,900  WILLIAMS COMPANIES
             INCORPORATED                                          1,009,775
     18,300  XCEL ENERGY INCORPORATED                                503,250

                                                                  18,633,938
                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 13.92%
      5,400  ADAPTEC INCORPORATED+                                   108,000
     16,800  ADVANCED MICRO DEVICES
             INCORPORATED+                                           396,900
     21,600  ALTERA CORPORATION+                                   1,031,400
     10,500  AMERICAN POWER CONVERSION
             CORPORATION+                                            201,468
     19,200  ANALOG DEVICES INCORPORATED+                          1,585,200
      4,400  ANDREW CORPORATION+                                     115,225
     12,000  BROADCOM CORPORATION+                                 2,925,000
     12,300  CONEXANT SYSTEMS INCORPORATED+                          515,062
      5,000  COOPER INDUSTRIES INCORPORATED                          176,250
      3,900  EATON CORPORATION                                       240,337
     23,100  EMERSON ELECTRIC COMPANY                              1,547,700
    535,100  GENERAL ELECTRIC COMPANY                             30,868,581
    362,700  INTEL CORPORATION                                    15,097,387
     50,600  JDS UNIPHASE CORPORATION+                             4,791,187
     16,800  LINEAR TECHNOLOGY CORPORATION                         1,087,800
     16,800  LSI LOGIC CORPORATION+                                  491,400
    180,400  LUCENT TECHNOLOGIES
             INCORPORATED                                          5,513,475
     15,300  MAXIM INTEGRATED PRODUCTS
             INCORPORATED+                                         1,230,693
      4,200  MAYTAG CORPORATION                                      130,463
     30,500  MICRON TECHNOLOGY
             INCORPORATED+                                         1,403,000
     10,600  MOLEX INCORPORATED                                      577,038
    117,800  MOTOROLA INCORPORATED                                 3,327,850
      9,600  NATIONAL SEMICONDUCTOR
             CORPORATION+                                            386,400

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
      2,200  NATIONAL SERVICE INDUSTRIES                        $     43,038
     16,900  NETWORK APPLIANCE
             INCORPORATED+                                         2,152,638
    161,400  NORTEL NETWORKS CORPORATION                           9,613,388
      7,100  NOVELLUS SYSTEMS INCORPORATED+                          330,594
     40,300  QUALCOMM INCORPORATED+                                2,871,375
     18,400  RAYTHEON COMPANY CLASS B                                523,250
      8,200  SANMINA CORPORATION+                                    767,725
      8,600  SCIENTIFIC-ATLANTA
             INCORPORATED                                            547,175
     22,200  TELLABS INCORPORATED+                                 1,060,050
     93,400  TEXAS INSTRUMENTS INCORPORATED                        4,407,313
      3,100  THOMAS & BETTS CORPORATION                               54,056
      3,900  WHIRLPOOL CORPORATION                                   151,613
     17,800  XILINK INCORPORATED+                                  1,524,125

                                                                  97,794,156
                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.43%
      8,800  DUN & BRADSTREET CORPORATION                            303,050
      4,100  FLUOR CORPORATION                                       123,000
     24,100  HALLIBURTON COMPANY                                   1,179,394
     20,100  PAYCHEX INCORPORATED                                  1,055,250
      2,700  PERKINELMER INCORPORATED                                281,813
      6,200  QUINTILES TRANSNATIONAL
             CORPORATION+                                             98,812

                                                                   3,041,319
                                                                ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
0.39%
      1,600  BALL CORPORATION                                         50,700
      3,300  CRANE COMPANY                                            75,487
      6,800  CROWN CORK & SEAL COMPANY
             INCORPORATED                                             72,675
      8,500  FORTUNE BRANDS INCORPORATED                             225,250
     16,300  ILLINOIS TOOL WORKS
             INCORPORATED                                            910,763
     23,100  LOCKHEED MARTIN CORPORATION                             761,375
     24,700  MASCO CORPORATION                                       460,038
      3,200  SNAP-ON INCORPORATED                                     75,400
      4,700  STANLEY WORKS                                           108,394

                                                                   2,740,082
                                                                ------------
FOOD & KINDRED PRODUCTS - 3.38%
      2,000  ADOLPH COORS COMPANY                                    126,375
     49,000  ANHEUSER-BUSCH COMPANIES
             INCORPORATED                                          2,073,313
     34,200  ARCHER DANIELS MIDLAND COMPANY                          294,975
     15,000  BESTFOODS INCORPORATED                                1,091,250
      3,700  BROWN-FORMAN CORPORATION                                202,575
     22,800  CAMPBELL SOUP COMPANY                                   589,950
    133,800  COCA-COLA COMPANY                                     7,375,725
     22,600  COCA-COLA ENTERPRISES
             INCORPORATED                                            360,187
     28,800  CONAGRA FOODS INCORPORATED                              577,800
     15,400  GENERAL MILLS INCORPORATED                              546,700
     18,800  H J HEINZ COMPANY                                       696,775

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
FOOD & KINDRED PRODUCTS (continued)
      5,800  HERCULES INCORPORATED                              $     81,925
      7,400  HERSHEY FOODS CORPORATION                               400,525
     21,900  KELLOGG COMPANY                                         529,706
     78,000  PEPSICO INCORPORATED                                  3,588,000
      7,200  QUAKER OATS COMPANY                                     569,700
     16,600  RALSTON PURINA GROUP                                    393,213
     47,000  SARA LEE CORPORATION                                    954,687
     23,600  SEAGRAM COMPANY LIMITED                               1,355,525
     30,900  UNILEVER NV ADR                                       1,490,925
      6,100  WM WRIGLEY JR COMPANY                                   456,738

                                                                  23,756,569
                                                                ------------
FOOD STORES - 0.23%
     22,900  ALBERTSON'S INCORPORATED                                480,900
     44,600  KROGER COMPANY+                                       1,006,288
      7,600  WINN-DIXIE STORES INCORPORATED                          109,250

                                                                   1,596,438
                                                                ------------
FURNITURE & FIXTURES - 0.02%
     10,600  LEGGETT & PLATT                                         167,612
                                                                ------------
GENERAL MERCHANDISE STORES - 2.17%
      6,000  CONSOLIDATED STORES
             CORPORATION+                                             81,000
      5,100  DILLARDS INCORPORATED                                    54,187
     17,800  DOLLAR GENERAL CORPORATION                              298,150
     11,200  FEDERATED DEPARTMENT STORES
             INCORPORATED+                                           292,600
     14,100  J C PENNEY COMPANY
             INCORPORATED                                            166,556
     25,900  KMART CORPORATION+                                      155,400
     17,200  MAY DEPARTMENT STORES COMPANY                           352,600
     18,500  SEARS ROEBUCK & COMPANY                                 599,770
     49,200  TARGET CORPORATION                                    1,260,750
     15,800  TJX COMPANIES INCORPORATED                              355,500
    241,300  WAL-MART STORES INCORPORATED                         11,612,563

                                                                  15,229,076
                                                                ------------
HEALTH SERVICES - 0.28%
     30,100  HCA - THE HEALTHCARE COMPANY                          1,117,463
     20,800  HEALTHSOUTH CORPORATION+                                169,000
      5,500  MANOR CARE INCORPORATED+                                 86,281
     17,000  TENET HEALTHCARE CORPORATION                            618,375

                                                                   1,991,119
                                                                ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
      3,300  MCDERMOTT INTERNATIONAL
             INCORPORATED                                             36,300
                                                                ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
     11,200  BEST BUY COMPANY INCORPORATED+                          712,600
     11,100  CIRCUIT CITY STORES                                     255,300

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
     10,000  RADIOSHACK CORPORATION                             $    646,250

                                                                   1,614,150
                                                                ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.10%
     19,900  HILTON HOTELS CORPORATION                               230,094
     13,000  MARRIOTT INTERNATIONAL
             CLASS A                                                 473,687

                                                                     703,781
                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.70%
     17,600  APPLE COMPUTER INCORPORATED+                            453,200
     43,800  APPLIED MATERIALS
             INCORPORATED+                                         2,597,888
     17,900  BAKER HUGHES INCORPORATED                               664,538
      4,500  BLACK & DECKER CORPORATION                              153,844
      1,200  BRIGGS & STRATTON CORPORATION                            45,375
     18,700  CATERPILLAR INCORPORATED                                631,125
    383,400  CISCO SYSTEMS INCORPORATED+                          21,182,850
     91,800  COMPAQ COMPUTER CORPORATION                           2,531,844
      8,400  COMVERSE TECHNOLOGY
             INCORPORATED+                                           907,200
      2,200  CUMMINS ENGINE COMPANY
             INCORPORATED                                             65,863
     12,700  DEERE & COMPANY                                         422,275
    139,800  DELL COMPUTER CORPORATION+                            4,307,588
     11,000  DOVER CORPORATION                                       516,313
    117,800  EMC CORPORATION+                                     11,676,925
     17,400  GATEWAY INCORPORATED+                                   813,450
     53,900  HEWLETT-PACKARD COMPANY                               5,228,300
     95,100  IBM CORPORATION                                      10,698,750
      8,700  INGERSOLL-RAND COMPANY                                  294,712
      6,900  LEXMARK INTERNATIONAL
             INCORPORATED+                                           258,750
      6,700  PALL CORPORATION                                        133,580
     30,500  PALM INCORPORATED+                                    1,614,594
     13,800  PITNEY BOWES INCORPORATED                               544,238
     12,400  SEAGATE TECHNOLOGY
             INCORPORATED+                                           855,600
     32,500  SOLECTRON CORPORATION+                                1,499,062
      3,300  TIMKEN COMPANY                                           45,168

                                                                  68,143,032
                                                                ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
     13,800  AON CORPORATION                                         541,650
      9,000  HUMANA INCORPORATED+                                     96,750
     14,700  MARSH & MCLENNAN COMPANIES
             INCORPORATED                                          1,951,425

                                                                   2,589,825
                                                                ------------
INSURANCE CARRIERS - 3.36%
      7,600  AETNA INCORPORATED                                      441,275
     14,300  AFLAC INCORPORATED                                      916,094
     39,700  ALLSTATE CORPORATION                                  1,379,575
     13,600  AMERICAN GENERAL CORPORATION                          1,060,800
    125,000  AMERICAN INTERNATIONAL GROUP
             INCORPORATED                                         11,960,938

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
INSURANCE CARRIERS (continued)
      9,400  CHUBB CORPORATION                                  $    743,775
      8,500  CIGNA CORPORATION                                       887,400
      8,700  CINCINNATI FINANCIAL
             CORPORATION                                             308,850
     17,600  CONSECO INCORPORATED                                    134,200
     12,100  HARTFORD FINANCIAL SERVICES
             GROUP                                                   882,544
      5,600  JEFFERSON-PILOT CORPORATION                             380,100
     10,300  LINCOLN NATIONAL CORPORATION                            495,688
      5,300  LOEWS CORPORATION                                       441,888
      5,300  MBIA INCORPORATED                                       376,963
      5,700  MGIC INVESTMENT CORPORATION                             348,413
      4,000  PROGRESSIVE CORPORATION                                 327,500
      6,900  SAFECO CORPORATION                                      188,025
     12,100  ST PAUL COMPANIES INCORPORATED                          596,680
      6,900  TORCHMARK CORPORATION                                   191,905
      8,700  UNITEDHEALTH GROUP
             INCORPORATED                                            859,125
     13,000  UNUMPROVIDENT CORP                                      354,250
      3,400  WELLPOINT HEALTH NETWORKS
             INCORPORATED+                                           326,400

                                                                  23,602,388
                                                                ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
      5,600  LOUISIANA-PACIFIC CORPORATION                            51,450
                                                                ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.99%
     24,500  AGILENT TECHNOLOGIES
             INCORPORATED+                                         1,198,969
      7,100  ALLERGAN INCORPORATED                                   599,506
      2,900  BAUSCH & LOMB INCORPORATED                              112,919
     15,800  BAXTER INTERNATIONAL
             INCORPORATED                                          1,261,038
     13,700  BECTON DICKINSON & COMPANY                              362,193
      9,600  BIOMET INCORPORATED                                     336,000
     22,000  BOSTON SCIENTIFIC CORPORATION+                          361,625
      2,700  C R BARD INCORPORATED                                   114,075
      7,700  DANAHER CORPORATION                                     383,075
     16,600  EASTMAN KODAK COMPANY                                   678,525
     16,600  GUIDANT CORPORATION+                                  1,173,413
      4,600  JOHNSON CONTROLS INCORPORATED                           244,663
     10,000  KLA-TENCOR CORPORATION+                                 411,875
      3,600  MALLINCKRODT INCORPORATED                               164,250
     64,700  MEDTRONIC INCORPORATED                                3,352,269
      2,500  MILLIPORE CORPORATION                                   121,093
      6,000  PARKER-HANNIFIN CORPORATION                             202,500
     11,300  PE CORPORATION - PE BIOSYSTEMS
             GROUP                                                 1,316,450
      2,400  POLAROID CORPORATION                                     32,250
      4,500  ST JUDE MEDICAL INCORPORATED+                           229,500
      2,600  TEKTRONIX INCORPORATED                                  199,712
      9,400  TERADYNE INCORPORATED+                                  329,000
      9,400  THERMO ELECTRON CORPORATION+                            244,400
     36,000  XEROX CORPORATION                                       542,250

                                                                  13,971,550
                                                                ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
METAL MINING - 0.16%
     21,400  BARRICK GOLD CORPORATION                           $    326,350
      8,300  FREEPORT MCMORAN INCORPORATED
             CLASS B+                                                 73,144
     14,200  HOMESTAKE MINING COMPANY+                                73,662
      9,800  INCO LIMITED+                                           158,025
      9,100  NEWMONT MINING CORPORATION                              154,700
      4,300  PHELPS DODGE CORPORATION                                179,525
     17,700  PLACER DOME INCORPORATED                                167,044

                                                                   1,132,450
                                                                ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
      5,500  VULCAN MATERIALS COMPANY                                221,030
                                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.77%
      2,200  ARMSTRONG HOLDINGS
             INCORPORATED                                             26,262
      9,300  HASBRO INCORPORATED                                     106,369
     23,000  MATTEL INCORPORATED                                     257,313
      7,800  TIFFANY & COMPANY                                       300,787
     91,000  TYCO INTERNATIONAL LIMITED                            4,720,625

                                                                   5,411,356
                                                                ------------
MISCELLANEOUS RETAIL - 0.71%
     15,300  BED BATH & BEYOND
             INCORPORATED+                                           373,177
     24,100  COSTCO WHOLESALE CORPORATION+                           841,994
     21,100  CVS CORPORATION                                         977,194
      2,000  LONGS DRUG STORES INCORPORATED                           38,250
     16,500  OFFICE DEPOT INCORPORATED+                              128,906
     24,500  STAPLES INCORPORATED+                                   347,594
     11,700  TOYS R US INCORPORATED+                                 190,125
     54,600  WALGREEN COMPANY                                      2,071,387

                                                                   4,968,627
                                                                ------------
MOTION PICTURES - 0.80%
     71,500  TIME WARNER INCORPORATED                              5,594,875
                                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.51%
     72,000  AMERICAN EXPRESS COMPANY                              4,374,000
     39,400  ASSOCIATES FIRST CAPITAL
             CORPORATION                                           1,497,200
     10,600  CAPITAL ONE FINANCIAL
             CORPORATION                                             742,662
     14,200  CIT GROUP INCORPORATED                                  248,500
      6,200  COUNTRYWIDE CREDIT INDUSTRIES
             INCORPORATED                                            234,050
     37,600  FEDERAL HOME LOAN MORTGAGE
             CORPORATION                                           2,032,750
     54,400  FEDERAL NATIONAL MORTGAGE
             ASSOCIATION                                           3,889,600
     25,500  HOUSEHOLD INTERNATIONAL
             INCORPORATED                                          1,443,938
     46,000  MBNA CORPORATION                                      1,771,000
      7,700  PROVIDIAN FINANCIAL
             CORPORATION                                             977,900
      8,400  USA EDUCATION INCORPORATED                              404,775

                                                                  17,616,375
                                                                ------------

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
OIL & GAS EXTRACTION - 1.45%
     13,100  ANADARKO PETROLEUM CORPORATION                     $    870,626
      6,600  APACHE CORPORATION                                      390,225
     11,600  BURLINGTON RESOURCES
             INCORPORATED                                            427,025
      6,900  DEVON ENERGY CORPORATION                                415,035
     39,900  ENRON CORPORATION                                     3,496,238
      5,100  KERR-MCGEE CORPORATION                                  337,875
     19,900  OCCIDENTAL PETROLEUM
             CORPORATION                                             434,069
      5,100  ROWAN COMPANIES INCORPORATED+                           147,900
     30,800  SCHLUMBERGER LIMITED                                  2,535,225
     11,400  TRANSOCEAN SEDCO FOREX
             INCORPORATED+                                           668,325
     16,900  USX-MARATHON GROUP
             INCORPORATED                                            479,537

                                                                  10,202,080
                                                                ------------
PAPER & ALLIED PRODUCTS - 0.93%
      6,000  AVERY DENNISON CORPORATION                              278,250
      2,900  BEMIS COMPANY INCORPORATED                               93,163
      3,100  BOISE CASCADE CORPORATION                                82,343
     11,100  FORT JAMES CORPORATION                                  339,243
      9,200  GEORGIA-PACIFIC GROUP                                   216,200
     26,100  INTERNATIONAL PAPER COMPANY                             748,743
     29,100  KIMBERLY-CLARK CORPORATION                            1,624,144
      5,500  MEAD CORPORATION                                        128,563
     21,400  MINNESOTA MINING AND
             MANUFACTURING COMPANY                                 1,950,075
      9,200  PACTIV CORPORATION+                                     102,925
      1,500  POTLATCH CORPORATION                                     47,438
      2,800  TEMPLE-INLAND INCORPORATED                              106,050
      5,400  WESTVACO CORPORATION                                    144,113
     11,900  WEYERHAEUSER COMPANY                                    480,463
      5,900  WILLAMETTE INDUSTRIES
             INCORPORATED                                            165,200

                                                                   6,506,913
                                                                ------------
PERSONAL SERVICES - 0.03%
      5,300  H&R BLOCK INCORPORATED                                  196,431
                                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.59%
      4,900  AMERADA HESS CORPORATION                                327,994
      3,800  ASHLAND INCORPORATED                                    128,013
     35,300  CHEVRON CORPORATION                                   3,009,325
     11,600  COASTAL CORPORATION                                     859,850
     33,600  CONOCO INCORPORATED CLASS B                             905,100
    188,200  EXXON MOBIL CORPORATION                              16,773,325
     13,800  PHILLIPS PETROLEUM COMPANY                              865,950
    115,800  ROYAL DUTCH PETROLEUM COMPANY
             NY SHARES ADR                                         6,940,763
      4,700  SUNOCO INCORPORATED                                     126,606
     29,800  TEXACO INCORPORATED                                   1,564,500
      7,800  TOSCO CORPORATION                                       243,263
     13,100  UNOCAL CORPORATION                                      464,230

                                                                  32,208,919
                                                                ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
PRIMARY METAL INDUSTRIES - 0.28%
     11,800  ALCAN ALUMINUM LIMITED                             $    341,463
     46,800  ALCOA INCORPORATED                                    1,184,625
      4,400  ALLEGHENY TECHNOLOGIES
             INCORPORATED                                             79,750
      7,100  BETHLEHEM STEEL CORPORATION+                             21,300
      6,900  ENGELHARD CORPORATION                                   112,125
      4,400  NUCOR CORPORATION                                       132,550
      4,800  USX-US STEEL GROUP
             INCORPORATED                                             72,900
      4,600  WORTHINGTON INDUSTRIES
             INCORPORATED                                             43,125

                                                                   1,987,838
                                                                ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.19%
      3,500  AMERICAN GREETINGS CORPORATION                           61,250
      4,700  DOW JONES & COMPANY
             INCORPORATED                                            284,350
     14,200  GANNETT COMPANY INCORPORATED                            752,600
      4,000  HARCOURT GENERAL INCORPORATED                           236,000
      4,100  KNIGHT-RIDDER INCORPORATED                              208,330
     10,500  MCGRAW-HILL COMPANIES
             INCORPORATED                                            667,406
      2,700  MEREDITH CORPORATION                                     79,650
      9,000  NEW YORK TIMES COMPANY                                  353,813
      6,600  R R DONNELLEY & SONS COMPANY                            162,113
     16,700  TRIBUNE COMPANY                                         728,538
     81,900  VIACOM INCORPORATED CLASS B+                          4,791,150

                                                                   8,325,200
                                                                ------------
RAILROAD TRANSPORTATION - 0.22%
     21,800  BURLINGTON NORTHERN SANTA FE
             CORPORATION                                             470,063
     11,800  CSX CORPORATION                                         257,387
     20,700  NORFOLK SOUTHERN CORPORATION                            302,738
     13,400  UNION PACIFIC CORPORATION                               520,925

                                                                   1,551,113
                                                                ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.20%
      3,900  COOPER TIRE & RUBBER COMPANY                             39,243
      8,400  GOODYEAR TIRE & RUBBER COMPANY                          151,200
     14,400  NEWELL RUBBERMAID INCORPORATED                          328,500
     14,600  NIKE INCORPORATED CLASS B                               584,913
      3,100  REEBOK INTERNATIONAL LIMITED+                            58,319
      4,500  SEALED AIR CORPORATION+                                 203,625
      3,100  TUPPERWARE CORPORATION                                   55,800

                                                                   1,421,600
                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.05%
      5,800  BEAR STEARNS COMPANIES
             INCORPORATED                                            365,400
     74,600  CHARLES SCHWAB CORPORATION                            2,648,300
     13,200  FRANKLIN RESOURCES
             INCORPORATED                                            586,476
      6,600  LEHMAN BROTHERS HOLDING
             INCORPORATED                                            975,150
     43,400  MERRILL LYNCH & COMPANY
             INCORPORATED                                          2,864,400
     60,800  MORGAN STANLEY DEAN WITTER &
             COMPANY                                               5,559,400

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      8,000  PAINE WEBBER GROUP
             INCORPORATED                                       $    545,000
     12,100  STILWELL FINANCIAL
             INCORPORATED+                                           526,350
      6,600  T ROWE PRICE ASSOCIATES                                 309,788

                                                                  14,380,264
                                                                ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.68%
     15,901  CORNING INCORPORATED                                  4,722,463
      7,900  OWENS-ILLINOIS INCORPORATED+                             73,075

                                                                   4,795,538
                                                                ------------
TEXTILE MILL PRODUCTS - 0.01%
      1,800  RUSSELL CORPORATION                                      28,575
      1,000  SPRINGS INDUSTRIES
             INCORPORATED CLASS A                                     28,188

                                                                      56,763
                                                                ------------
TOBACCO PRODUCTS - 0.54%
    121,700  PHILIP MORRIS COMPANIES
             INCORPORATED                                          3,582,544
      8,800  UST INCORPORATED                                        201,300

                                                                   3,783,844
                                                                ------------
TRANSPORTATION BY AIR - 0.29%
      8,100  AMR CORPORATION+                                        264,769
      6,600  DELTA AIRLINES INCORPORATED                             292,875
     15,400  FEDEX CORPORATION+                                      682,836
     26,900  SOUTHWEST AIRLINES COMPANY                              652,325
      3,600  US AIRWAYS GROUP INCORPORATED+                          109,575

                                                                   2,002,380
                                                                ------------
TRANSPORTATION EQUIPMENT - 2.12%
      5,500  B F GOODRICH COMPANY                                    215,531
     48,500  BOEING COMPANY                                        3,055,500
      4,700  BRUNSWICK CORPORATION                                    85,775
      8,100  DANA CORPORATION                                        174,150
     30,300  DELPHI AUTOMOTIVE SYSTEMS
             CORPORATION                                             458,287
    102,300  FORD MOTOR COMPANY                                    2,589,469
     10,700  GENERAL DYNAMICS CORPORATION                            672,094
     29,000  GENERAL MOTORS CORPORATION                            1,885,000
     16,300  HARLEY-DAVIDSON INCORPORATED                            780,362
     43,300  HONEYWELL INTERNATIONAL
             INCORPORATED                                          1,542,562
      4,700  ITT INDUSTRIES INCORPORATED                             152,456
      3,200  NAVISTAR INTERNATIONAL
             CORPORATION+                                             95,800
      3,900  NORTHROP GRUMMAN CORPORATION                            354,413
      4,100  PACCAR INCORPORATED                                     151,956
     10,000  ROCKWELL INTERNATIONAL
             CORPORATION                                             302,500
      7,700  TEXTRON INCORPORATED                                    355,163
      6,700  TRW INCORPORATED                                        272,188
     25,300  UNITED TECHNOLOGIES
             CORPORATION                                           1,752,025

                                                                  14,895,231
                                                                ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY INDEX FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
TRANSPORTATION SERVICES - 0.03%
      7,000  SABRE HOLDINGS CORPORATION                         $    202,563
                                                                ------------
WATER TRANSPORTATION - 0.11%
     31,800  CARNIVAL CORPORATION                                    783,075
                                                                ------------
WHOLESALE TRADE-DURABLE GOODS - 0.06%
      9,500  GENUINE PARTS COMPANY                                   181,094
      7,100  VISTEON CORPORATION                                     107,387
      5,100  W W GRAINGER INCORPORATED                               134,194

                                                                     422,675
                                                                ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.50%
     15,000  CARDINAL HEALTH INCORPORATED                          1,322,812
     26,900  SAFEWAY INCORPORATED+                                 1,255,894
      7,100  SUPERVALU INCORPORATED                                  106,943
     18,000  SYSCO CORPORATION                                       833,625

                                                                   3,519,274
                                                                ------------

                                                                 682,207,532
TOTAL COMMON STOCK (COST $262,341,610)
                                                                ------------

PRINCIPAL                                    INTEREST RATE  MATURITYDATE
SHORT-TERM INSTRUMENTS - 2.93%
TIME DEPOSITS - 2.74%
$19,270,078  CAISSE DES DEPOTS ET
             CONSIGNATIONS                         6.73%      10/02/00      19,270,078
                                                                          ------------
U.S. TREASURY BILLS - 0.19%
  1,385,000  U.S. TREASURY BILLS                   5.80[::]   02/01/01       1,356,603
                                                                          ------------

                                                                            20,626,681
TOTAL SHORT-TERM INSTRUMENTS (COST
$20,627,657)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $282,969,267)*                       100.05% $702,834,213
OTHER ASSETS AND LIABILITIES, NET           (0.05)     (363,366)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $702,470,847
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
 **  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,028,084.
[::] YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $283,230,670 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $446,992,845
GROSS UNREALIZED DEPRECIATION                       (27,389,302)
                                                    -----------
NET UNREALIZED APPRECIATION                         $419,603,543

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
COMMON STOCK - 97.55%
AMUSEMENT & RECREATION SERVICES - 1.00%
    36,700  WALT DISNEY COMPANY                                $  1,403,775
                                                               ------------
APPAREL & ACCESSORY STORES - 0.55%
    35,200  LIMITED INCORPORATED                                    776,600
                                                               ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.80%
    40,500  LOWE'S COMPANIES INCORPORATED                         1,817,437
    33,500  SHERWIN-WILLIAMS COMPANY                                716,063

                                                                  2,533,500
                                                               ------------
CHEMICALS & ALLIED PRODUCTS - 8.15%
    33,300  AMERICAN HOME PRODUCTS
            CORPORATION                                           1,883,531
    33,600  BRISTOL-MYERS SQUIBB COMPANY                          1,919,400
    48,850  CLOROX COMPANY                                        1,932,628
    15,300  JOHNSON & JOHNSON                                     1,437,244
    26,100  PHARMACIA CORPORATION                                 1,570,894
     9,100  TEVA PHARMACEUTICAL INDUSTRIES
            LIMITED ADR                                             666,006
    31,650  WATSON PHARMACEUTICALS
            INCORPORATED+                                         2,053,294

                                                                 11,462,997
                                                               ------------
COMMUNICATIONS - 1.72%
    46,400  ALLTEL CORPORATION                                    2,421,500
                                                               ------------
DEPOSITORY INSTITUTIONS - 14.59%
    52,550  BANK OF AMERICA CORPORATION+                          2,752,306
    42,500  BANK OF NEW YORK COMPANY
            INCORPORATED                                          2,382,656
    50,020  CHASE MANHATTAN CORPORATION                           2,310,299
   145,033  CITIGROUP INCORPORATED                                7,840,847
    60,525  FIFTH THIRD BANCORP                                   3,260,784
    42,600  MELLON FINANCIAL CORPORATION                          1,975,575

                                                                 20,522,467
                                                               ------------
EATING & DRINKING PLACES - 0.38%
    17,950  BRINKER INTERNATIONAL
            INCORPORATED+                                           540,744
                                                               ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.68%
    20,200  MONTANA POWER COMPANY                                   674,175
    39,900  WILLIAMS COMPANIES
            INCORPORATED                                          1,685,775

                                                                  2,359,950
                                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 12.02%
    72,950  CYPRESS SEMICONDUCTOR
            CORPORATION+                                          3,031,984
    71,500  GENERAL ELECTRIC COMPANY                              4,124,656
    17,500  INTEL CORPORATION                                       728,438
    69,052  KONINKLIJKE PHILIPS
            ELECTRONICS NV                                        2,934,710
    88,750  MOLEX INCORPORATED CLASS A                            3,677,578
    85,450  MOTOROLA INCORPORATED                                 2,413,963

                                                                 16,911,329
                                                               ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
FOOD & KINDRED PRODUCTS - 2.41%
    26,800  ANHEUSER-BUSCH COMPANIES
            INCORPORATED                                       $  1,133,975
    49,150  PEPSICO INCORPORATED                                  2,260,900

                                                                  3,394,875
                                                               ------------
FOOD STORES - 1.51%
    94,400  KROGER COMPANY+                                       2,129,900
                                                               ------------
GENERAL MERCHANDISE STORES - 1.27%
    69,800  TARGET CORPORATION                                    1,788,625
                                                               ------------
HEALTH SERVICES - 1.68%
    64,950  TENET HEALTHCARE CORPORATION                          2,362,556
                                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.58%
   115,800  COMPAQ COMPUTER CORPORATION                           3,193,764
    66,375  IBM CORPORATION                                       7,467,188

                                                                 10,660,952
                                                               ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.66%
     7,000  MARSH & MCLENNAN COMPANIES
            INCORPORATED                                            929,250
                                                               ------------
INSURANCE CARRIERS - 8.87%
    76,152  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                          7,286,794
    14,950  CIGNA CORPORATION                                     1,560,780
    49,700  HARTFORD FINANCIAL SERVICES
            GROUP                                                 3,624,994

                                                                 12,472,568
                                                               ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.54%
    18,600  BAXTER INTERNATIONAL
            INCORPORATED                                          1,484,513
    12,925  JOHNSON CONTROLS INCORPORATED                           687,448

                                                                  2,171,961
                                                               ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.48%
    67,200  TYCO INTERNATIONAL LIMITED                            3,486,000
                                                               ------------
MISCELLANEOUS RETAIL - 4.22%
   101,600  COSTCO WHOLESALE CORPORATION+                         3,549,650
    24,000  CVS CORPORATION                                       1,111,500
    66,000  FAMILY DOLLAR STORES
            INCORPORATED                                          1,270,500

                                                                  5,931,650
                                                               ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 4.09%
    79,000  ASSOCIATES FIRST CAPITAL
            CORPORATION                                           3,002,000
    48,650  HOUSEHOLD INTERNATIONAL
            INCORPORATED                                          2,754,806

                                                                  5,756,806
                                                               ------------
OIL & GAS EXTRACTION - 2.55%
    16,100  ANADARKO PETROLEUM CORPORATION                        1,070,006
    17,400  ENRON CORPORATION                                     1,524,675

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   EQUITY VALUE FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
OIL & GAS EXTRACTION (continued)
    17,000  TRANSOCEAN SEDCO FOREX
            INCORPORATED+                                      $    996,625

                                                                  3,591,306
                                                               ------------
PAPER & ALLIED PRODUCTS - 2.35%
    33,100  KIMBERLY-CLARK CORPORATION                            1,847,394
    16,000  MINNESOTA MINING AND
            MANUFACTURING COMPANY                                 1,458,000

                                                                  3,305,394
                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.47%
    15,100  COASTAL CORPORATION                                   1,119,287
    58,000  EXXON MOBIL CORPORATION                               5,169,250

                                                                  6,288,537
                                                               ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.85%
    20,400  VIACOM INCORPORATED CLASS A+                          1,193,400
                                                               ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 3.33%
    51,200  MORGAN STANLEY DEAN WITTER &
            COMPANY                                               4,681,600
                                                               ------------
TOBACCO PRODUCTS - 1.34%
    63,950  PHILIP MORRIS COMPANIES
            INCORPORATED                                          1,882,528
                                                               ------------
TRANSPORTATION EQUIPMENT - 4.46%
    27,057  FORD MOTOR COMPANY W/I                                  684,880
    32,850  GENERAL DYNAMICS CORPORATION                          2,063,391
    44,947  GENERAL MOTORS CLASS H+                               1,671,129
    26,750  UNITED TECHNOLOGIES
            CORPORATION                                           1,852,438

                                                                  6,271,838
                                                               ------------

                                                                137,232,608
TOTAL COMMON STOCK (COST $103,325,732)
                                                               ------------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 1.61%
REPURCHASE AGREEMENTS - 1.61%
$2,270,000  GOLDMAN SACHS REPURCHASE
            AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                 6.58%       10/2/00        2,270,000
                                                                          ------------

                                                                             2,270,000
TOTAL REPURCHASE AGREEMENTS - OPEN (COST
$2,270,000)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $105,595,732)*                        99.16% $139,502,608
OTHER ASSETS AND LIABILITIES, NET            0.84     1,178,784
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $140,681,392
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $105,694,934 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $37,171,906
GROSS UNREALIZED DEPRECIATION                       (3,364,232)
                                                    ----------
NET UNREALIZED APPRECIATION                         $33,807,674

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
COMMON STOCK - 99.14%
AMUSEMENT & RECREATION SERVICES - 0.82%
    93,500  WALT DISNEY COMPANY                                $  3,576,375
                                                               ------------
APPAREL & ACCESSORY STORES - 0.77%
    58,200  KOHL'S CORPORATION+                                   3,357,412
                                                               ------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.46%
    82,500  HOME DEPOT INCORPORATED                               4,377,656
    43,400  LOWE'S COMPANIES INCORPORATED                         1,947,575

                                                                  6,325,231
                                                               ------------
BUSINESS SERVICES - 10.45%
    82,258  AMERICA ONLINE INCORPORATED+                          4,421,368
    52,500  COMMERCE ONE INCORPORATED+                            4,121,250
    66,500  INTERPUBLIC GROUP OF COMPANIES
            INCORPORATED                                          2,265,156
   202,669  MICROSOFT CORPORATION+                               12,210,807
   108,500  ORACLE CORPORATION+                                   8,544,375
    58,304  SUN MICROSYSTEMS INCORPORATED+                        6,806,992
    15,000  TIBCO SOFTWARE INCORPORATED+                          1,266,563
    39,575  VERITAS SOFTWARE CORPORATION+                         5,619,650

                                                                 45,256,161
                                                               ------------
CHEMICALS & ALLIED PRODUCTS - 10.68%
    64,127  ABBOTT LABORATORIES                                   3,050,040
    59,400  CLOROX COMPANY                                        2,350,012
   103,000  COLGATE-PALMOLIVE COMPANY                             4,861,600
    37,711  ELI LILLY & COMPANY                                   3,059,304
    13,000  GENENTECH INCORPORATED+                               2,413,937
    59,076  GILLETTE COMPANY                                      1,823,971
    48,425  JOHNSON & JOHNSON                                     4,548,923
    72,152  MERCK & COMPANY INCORPORATED                          5,370,815
   231,751  PFIZER INCORPORATED                                  10,414,311
    24,500  PHARMACIA CORPORATION                                 1,474,594
    50,500  PRAXAIR INCORPORATED                                  1,887,438
    38,244  PROCTER & GAMBLE COMPANY                              2,562,348
    52,725  SCHERING-PLOUGH CORPORATION                           2,451,713

                                                                 46,269,006
                                                               ------------
COMMUNICATIONS - 5.24%
    88,500  360NETWORKS INCORPORATED+                             1,736,813
    57,200  CLEAR CHANNEL COMMUNICATIONS
            INCORPORATED+                                         3,231,800
    42,500  NEXTEL COMMUNICATIONS
            INCORPORATED+                                         1,986,875
    75,500  NEXTLINK COMMUNICATIONS
            INCORPORATED+                                         2,656,656
    56,000  QWEST COMMUNICATIONS
            INTERNATIONAL INCORPORATED+                           2,691,500
   141,204  SBC COMMUNICATIONS
            INCORPORATED                                          7,060,200
   110,500  WORLDCOM INCORPORATED+                                3,356,437

                                                                 22,720,281
                                                               ------------

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
DEPOSITORY INSTITUTIONS - 5.68%
    77,751  CHASE MANHATTAN CORPORATION                        $  3,591,124
   276,132  CITIGROUP INCORPORATED                               14,928,386
    28,750  FIFTH THIRD BANCORP                                   1,548,906
    25,000  GOLDEN WEST FINANCIAL
            CORPORATION                                           1,340,625
    24,650  STATE STREET CORPORATION                              3,204,500

                                                                 24,613,541
                                                               ------------
EATING & DRINKING PLACES - 0.46%
    66,864  MCDONALD'S CORPORATION                                2,018,457
                                                               ------------
ELECTRIC, GAS & SANITARY SERVICES - 3.56%
   182,600  AES CORPORATION+                                     12,508,100
    29,000  SOUTHERN ENERGY INCORPORATED+                           909,875
    47,830  WILLIAMS COMPANIES
            INCORPORATED                                          2,020,818

                                                                 15,438,793
                                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 16.70%
    40,900  CELESTICA INCORPORATED+                               2,832,325
   390,726  GENERAL ELECTRIC COMPANY                             22,540,006
   250,032  INTEL CORPORATION                                    10,407,582
    77,800  JDS UNIPHASE CORPORATION+                             7,366,687
    24,000  MICRON TECHNOLOGY
            INCORPORATED+                                         1,104,000
    34,300  NETWORK APPLIANCE
            INCORPORATED+                                         4,368,962
   219,372  NORTEL NETWORKS CORPORATION                          13,066,345
    15,500  PMC-SIERRA INCORPORATED+                              3,336,375
    32,100  SANMINA CORPORATION+                                  3,005,363
    64,488  TEXAS INSTRUMENTS INCORPORATED                        3,043,028
    32,000  TYCOM LIMITED+                                        1,228,000

                                                                 72,298,673
                                                               ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.61%
    53,600  HALLIBURTON COMPANY                                   2,623,050
                                                               ------------
FOOD & KINDRED PRODUCTS - 3.05%
    72,800  ANHEUSER-BUSCH COMPANIES
            INCORPORATED                                          3,080,350
   119,020  COCA-COLA COMPANY                                     6,560,978
    77,600  PEPSICO INCORPORATED                                  3,569,600

                                                                 13,210,928
                                                               ------------
GENERAL MERCHANDISE STORES - 3.40%
   249,040  TARGET CORPORATION                                    6,381,650
   173,104  WAL-MART STORES INCORPORATED                          8,330,630

                                                                 14,712,280
                                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 10.92%
   351,960  CISCO SYSTEMS INCORPORATED+                          19,445,790
   138,236  EMC CORPORATION+                                     13,702,644
    43,076  HEWLETT-PACKARD COMPANY                               4,178,372
    71,482  IBM CORPORATION                                       8,041,725

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
    36,000  PALM INCORPORATED+                                 $  1,905,750

                                                                 47,274,281
                                                               ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.58%
    18,800  MARSH & MCLENNAN COMPANIES
            INCORPORATED                                          2,495,700
                                                               ------------
INSURANCE CARRIERS - 4.15%
   141,031  AMERICAN INTERNATIONAL GROUP
            INCORPORATED                                         13,494,904
    54,000  AXA FINANCIAL INCORPORATED                            2,750,625
    35,000  ST. PAUL COMPANIES
            INCORPORATED                                          1,725,938

                                                                 17,971,467
                                                               ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.48%
    44,069  BAXTER INTERNATIONAL
            INCORPORATED                                          3,517,257
    37,488  DANAHER CORPORATION                                   1,865,028
    19,402  MEDTRONIC INCORPORATED                                1,005,266

                                                                  6,387,551
                                                               ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.42%
   118,900  TYCO INTERNATIONAL LIMITED                            6,167,937
                                                               ------------
MISCELLANEOUS RETAIL - 0.69%
    61,800  BED BATH & BEYOND
            INCORPORATED+                                         1,507,341
    36,000  DOLLAR TREE STORES
            INCORPORATED+                                         1,460,250

                                                                  2,967,591
                                                               ------------
MOTION PICTURES - 0.74%
    41,000  TIME WARNER INCORPORATED                              3,208,250
                                                               ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.95%
    94,750  FEDERAL NATIONAL MORTGAGE
            ASSOCIATION                                           6,774,625
   106,140  HOUSEHOLD INTERNATIONAL
            INCORPORATED                                          6,010,178

                                                                 12,784,803
                                                               ------------
OIL & GAS EXTRACTION - 1.86%
    83,000  DIAMOND OFFSHORE DRILLING
            INCORPORATED                                          3,403,000
    29,000  ENRON CORPORATION                                     2,541,125
    35,669  TRANSOCEAN SEDCO FOREX
            INCORPORATED+                                         2,091,095

                                                                  8,035,220
                                                               ------------
PAPER & ALLIED PRODUCTS - 0.54%
    44,600  INTERNATIONAL PAPER COMPANY                           1,279,463
    18,800  KIMBERLY-CLARK CORPORATION                            1,049,275

                                                                  2,328,738
                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.62%
    36,773  CHEVRON CORPORATION                                   3,134,898
    34,100  COASTAL CORPORATION                                   2,527,662
   113,952  EXXON MOBIL CORPORATION                              10,155,972

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
    70,216  ROYAL DUTCH PETROLEUM COMPANY
            NY SHARES ADR                                      $  4,208,572

                                                                 20,027,104
                                                               ------------
PRIMARY METAL INDUSTRIES - 0.63%
   107,764  ALCOA INCORPORATED                                    2,727,776
                                                               ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.48%
    35,196  VIACOM INCORPORATED CLASS B+                          2,058,966
                                                               ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.64%
    25,500  FRANKLIN RESOURCES
            INCORPORATED                                          1,132,965
    22,000  GOLDMAN SACHS GROUP
            INCORPORATED                                          2,506,625
    45,600  MERRILL LYNCH & COMPANY
            INCORPORATED                                          3,009,600
    52,116  MORGAN STANLEY DEAN WITTER &
            COMPANY                                               4,765,357

                                                                 11,414,547
                                                               ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.89%
    27,500  CORNING INCORPORATED                                  8,167,500
                                                               ------------
TRANSPORTATION EQUIPMENT - 0.67%
    41,600  UNITED TECHNOLOGIES
            CORPORATION                                           2,880,800
                                                               ------------

                                                                429,318,419
TOTAL COMMON STOCK (COST $316,283,390)
                                                               ------------

PRINCIPAL                                   INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 1.25%
REPURCHASE AGREEMENTS - 1.25%
$5,408,000  GOLDMAN SACHS REPURCHASE
            AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                 6.58%      10/02/00        5,408,000
                                                                          ------------

                                                                             5,408,000
TOTAL SHORT-TERM INSTRUMENTS (COST
$5,408,000)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $321,691,390)*                       100.39% $434,726,419
OTHER ASSETS AND LIABILITIES, NET           (0.39)   (1,693,789)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $433,032,630
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $321,842,936 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $130,912,520
GROSS UNREALIZED DEPRECIATION                       (18,029,037)
                                                    -----------
NET UNREALIZED APPRECIATION                         $112,883,483

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                  VALUE
AFFILIATED STOCK PORTFOLIOS (97.20%)
   N/A      WELLS FARGO INTERNATIONAL
            EQUITY PORTFOLIO                                   $102,346,668
   N/A      WELLS FARGO INTERNATIONAL
            PORTFOLIO                                           133,320,177
   N/A      WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                    250,082,457
   N/A      WELLS FARGO SMALL CAP INDEX
            PORTFOLIO                                            72,040,136
   N/A      WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                            72,258,873
   N/A      WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                     71,367,665
   N/A      WELLS FARGO SMALL COMPANY
            VALUE PORTFOLIO                                      72,524,689
AFFILIATED STOCK FUNDS (3.57%)
$2,822,148  WELLS FARGO OTC GROWTH FUND                          28,447,237

                                                                802,387,902
TOTAL INVESTMENTS IN AFFILIATED STOCK
PORTFOLIOS/FUNDS (100.77%) (COST
$455,611,498)
                                                               ------------

TOTAL INVESTMENTS IN AFFILIATED STOCK
PORTFOLIOS/ FUNDS (COST $455,611,498)*     100.77% $802,387,902
OTHER ASSETS AND LIABILITIES, NET           (0.77)   (6,124,598)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $796,263,304
                                          -------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                         VALUE
  N/A       WELLS FARGO INDEX PORTFOLIO                               $984,632,276
                                                                      ------------

                                                                       984,632,276
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(100.17%) (COST $520,096,024)
                                                                      ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $520,096,024)*                       100.17%  $984,632,276
OTHER ASSETS AND LIABILITIES, NET           (0.17)    (1,657,760)
                                          -------   ------------
TOTAL NET ASSETS                           100.00%  $982,974,516
                                          -------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                         VALUE
     N/A    WELLS FARGO INTERNATIONAL
            PORTFOLIO                                                 $292,660,049
                                                                      ------------

                                                                       292,660,049
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(99.57%) (COST $282,634,860)
                                                                      ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $282,634,860)*                        99.57%  $292,660,049
OTHER ASSETS AND LIABILITIES, NET            0.43      1,276,286
                                          -------   ------------
TOTAL NET ASSETS                           100.00%  $293,936,335
                                          -------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                       VALUE
COMMON STOCKS - 92.22%
AUSTRALIA - 3.57%
    220,000  BROKEN HILL PROPRIETARY
             COMPANY LIMITED (METALS &
             MINING)                                          $  2,281,573
    920,000  FOSTER'S BREWING GROUP LIMITED
             (BEVERAGES, FOOD & TOBACCO)                         2,142,394
    275,000  NEWS CORPORATION LIMITED
             (MEDIA - BROADCASTING &
             PUBLISHING)                                         3,872,121

                                                                 8,296,088
                                                              ------------
BRAZIL - 0.44%
     62,000  ARACRUZ CELULOSE SA ADR
             (FOREST PRODUCTS & PAPER)                           1,026,875
                                                              ------------
FINLAND - 0.98%
     57,000  NOKIA CORPORATION ADR
             (COMMUNICATIONS)                                    2,269,312
                                                              ------------
FRANCE - 12.41%
     41,000  AXA UAP (INSURANCE)                                 5,354,544
     15,000  CAP GEMINI SA (COMPUTER
             SOFTWARE & PROCESSING)                              2,819,342
    197,000  GROUPE DANONE ADR (BEVERAGES,
             FOOD & TOBACCO)                                     5,496,300
     84,000  STMICROELECTRONICS NV
             (ELECTRONICS)                                       4,117,565
     24,000  SUEZ LYONNAISE DES EAUX SA
             (INDUSTRIAL - DIVERSIFIED)                          3,721,002
     33,000  TOTAL FINA ELF (OIL & GAS)                          4,828,091
     33,000  VIVENDI (INDUSTRIAL -
             DIVERSIFIED)                                        2,451,901

                                                                28,788,745
                                                              ------------
GERMANY - 8.01%
     12,000  ALLIANZ AG (INSURANCE)                              3,933,843
     29,000  DEUTSCHE BANK AG - REG
             (BANKING)                                           2,405,486
     36,000  INFINEON TECHNOLOGIES AG
             (ELECTRONICS)+                                      1,729,726
     65,000  METRO AG (RETAILERS)                                2,661,389
     48,000  SGL CARBON AG (CHEMICALS)                           3,049,655
     17,000  SIEMENS AG (INDUSTRIAL -
             DIVERSIFIED)                                        2,186,424
     51,000  VEBA AG (INDUSTRIAL -
             DIVERSIFIED)                                        2,628,209

                                                                18,594,732
                                                              ------------
HONG KONG - 3.41%
    250,000  CHEUNG KONG HOLDINGS LIMITED
             (REAL ESTATE)                                       3,022,040
    470,000  CITIC PACIFIC LIMITED
             (INDUSTRIAL - DIVERSIFIED)                          2,025,423
    204,800  HSBC HOLDINGS PLC (BANKING)                         2,863,091

                                                                 7,910,554
                                                              ------------
HUNGARY - 0.64%
     63,000  MATAV RT ADR (MEDIA -
             BROADCASTING & PUBLISHING)                          1,484,438
                                                              ------------
IRELAND - 5.30%
    114,000  ELAN CORPORATION PLC ADR
             (PHARMACEUTICALS)+                                  6,241,500
    164,800  RYANAIR HOLDINGS PLC
             (AIRLINES)+                                         1,285,542
    124,000  RYANAIR HOLDINGS PLC ADR
             (AIRLINES)+                                         4,774,000

                                                                12,301,042
                                                              ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                       VALUE
ITALY - 3.23%
    580,000  BANCA INTESA SPA (BANKING)                       $  2,236,590
    435,000  ENI SPA (OIL & GAS)                                 2,303,125
    180,000  SAN PAOLO IMI SPA (BANKING)                         2,925,762

                                                                 7,465,477
                                                              ------------
JAPAN - 13.90%
    185,000  FUJITSU LIMITED (ELECTRONICS)                       4,297,150
    310,000  NIKKO SECURITIES COMPANY
             LIMITED (FINANCIAL SERVICES)                        2,754,025
        330  NIPPON TELEGRAPH & TELEPHONE
             CORPORATION (COMMUNICATIONS)                        3,237,090
    137,000  NOMURA SECURITIES COMPANY
             LIMITED (FINANCIAL SERVICES)                        2,979,363
    107,000  OMRON CORPORATION
             (ELECTRONICS)                                       2,817,093
      4,300  ORACLE CORPORATION JAPAN
             (COMPUTER SOFTWARE &
             PROCESSING)                                           990,043
     39,000  SECOM COMPANY LIMITED
             (COMMERCIAL SERVICES)                               3,136,313
     40,000  SEVEN ELEVEN JAPAN COMPANY
             LIMITED (RETAILERS)                                 2,324,635
     19,000  SONY CORPORATION (ELECTRONICS)                      1,927,078
     49,000  TAKEDA CHEMICAL INDUSTRIES
             (PHARMACEUTICALS)                                   3,237,646
     66,000  TOYOTA MOTOR CORPORATION
             (AUTOMOTIVE)                                        2,607,996
     90,000  USHIO INCORPORATED
             (ELECTRONICS)                                       1,940,589

                                                                32,249,021
                                                              ------------
KOREA, REPUBLIC OF - 0.99%
     68,000  KOREA TELECOM CORPORATION SP
             ADR (COMMUNICATIONS)                                2,286,500
                                                              ------------
MEXICO - 4.01%
    893,000  GRUPO TELEVISA SA SER CPO
             (MEDIA - BROADCASTING &
             PUBLISHING)                                         2,590,864
  1,619,000  TELEFONOS DE MEXICO SA
             (COMMUNICATIONS)                                    4,328,634
  1,137,000  WALMART DE MEXICO (RETAILERS)+                      2,378,975

                                                                 9,298,473
                                                              ------------
NETHERLANDS - 4.85%
     93,000  KONINKLIJKE AHOLD NV (FOOD
             RETAILERS)                                          2,636,760
    126,500  KONINKLIJKE PHILIPS
             ELECTRONICS NV (ELECTRONICS)                        5,376,250
     54,000  ROYAL DUTCH PETROLEUM COMPANY
             (OIL & GAS)                                         3,236,625

                                                                11,249,635
                                                              ------------
NORWAY - 1.15%
    157,000  PETROLEUM GEO-SERVICES ASA
             (OIL & GAS) +                                       2,663,248
                                                              ------------
SINGAPORE - 1.60%
    335,560  DBS GROUP HOLDINGS LIMITED
             (FINANCIAL SERVICES)                                3,702,142
                                                              ------------
SPAIN - 2.12%
    255,000  BANCO SANTANDER CENTRAL
             HISPANO SA (BANKING)                                2,799,223
    107,000  TELEFONICA SA
             (COMMUNICATIONS)+                                   2,119,713

                                                                 4,918,936
                                                              ------------
SWEDEN - 1.60%
    250,000  TELEFONAKTIEBOLAGET LM
             ERICSSON ADR (COMMUNICATIONS)                       3,703,125
                                                              ------------

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                       VALUE
SWITZERLAND - 6.26%
      3,500  ADECCO SA (COMMERCIAL
             SERVICES)                                        $  2,267,941
        900  JULIUS BAER HOLDING AG
             (FINANCIAL SERVICES)                                4,668,083
      1,800  NESTLE SA (BEVERAGES, FOOD &
             TOBACCO)                                            3,749,045
      2,500  NOVARTIS AG (PHARMACEUTICALS)                       3,832,936

                                                                14,518,005
                                                              ------------
TAIWAN - 1.70%
    105,500  ASE TEST LIMITED
             (ELECTRONICS)+                                      2,215,500
    259,606  RITEK CORPORATION GDR
             (ELECTRONICS)+                                      1,715,243

                                                                 3,930,743
                                                              ------------
UNITED KINGDOM - 16.05%
    335,000  AMVESCAP PLC (FINANCIAL
             SERVICES)                                           7,251,157
    146,000  ARM HOLDINGS PLC ADR
             (ELECTRONICS)+                                      4,808,875
    336,000  BP AMOCO PLC (OIL & GAS)                            2,990,592
    167,000  BRITISH TELECOMMUNICATIONS PLC
             (COMMUNICATIONS)                                    1,755,527
    277,000  DIAGEO PLC (BEVERAGE, FOOD &
             TOBACCO)                                            2,475,697
  1,030,000  INVENSYS PLC (COMMERCIAL
             SERVICES)                                           2,250,020
     48,000  NDS GROUP PLC ADR (MEDIA -
             BROADCASTING & PUBLISHING)+                         3,696,000
    314,000  ROYAL BANK OF SCOTLAND GROUP
             PLC (BANKING)                                       6,629,477
     43,000  SMITHKLINE BEECHAM PLC ADR
             (PHARMACEUTICALS)                                   2,950,875
    650,000  VODAFONE AIRTOUCH PLC
             (COMMUNICATIONS)                                    2,426,589

                                                                37,234,809
                                                              ------------

                                                               213,891,900
TOTAL COMMON STOCKS (COST $200,644,037)
                                                              ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 7.48%
REPURCHASE AGREEMENT - 7.48%
$17,339,796  BANC OF AMERICA NT & SA
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                6.65%       10/02/00       17,339,796
                                                                           ------------

                                                                             17,339,796
TOTAL SHORT-TERM INSTRUMENTS (COST
$17,339,796)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $217,983,833)*                        99.70% $231,231,696
OTHER ASSETS AND LIABILITIES, NET            0.30       699,682
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $231,931,378
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $218,291,850 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $35,646,939
GROSS UNREALIZED DEPRECIATION                       (22,707,093)
                                                    -----------
NET UNREALIZED APPRECIATION                         $12,939,846

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                          VALUE
     N/A    WELLS FARGO LARGE COMPANY
            GROWTH PORTFOLIO                                          $2,316,441,712
                                                                      --------------

                                                                       2,316,441,712
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,746,313,645)
                                                                      --------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $1,746,313,645)*                      99.69%  $2,316,441,712
OTHER ASSETS AND LIABILITIES, NET            0.31        7,314,959
                                          -------   --------------
TOTAL NET ASSETS                           100.00%  $2,323,756,671
                                          -------   --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
COMMON STOCK - 95.86%
BUSINESS SERVICES - 27.62%
     61,215  ADMINISTAFF INCORPORATED+                          $  4,633,975
    119,155  AGILE SOFTWARE CORPORATION+                          10,716,503
      9,375  ALTRIS SOFTWARE INCORPORATED+                            12,891
     30,700  ANSWERTHINK INCORPORATED+                               498,875
     12,575  BACKWEB TECHNOLOGIES LIMITED+                           127,518
     95,010  CACHEFLOW INCORPORATED+                              13,586,430
    137,725  CLICK COMMERCE INCORPORATED+                          5,887,744
    190,668  COMMERCE ONE INCORPORATED+                           14,967,438
     40,000  DSP GROUP INCORPORATED+                               1,495,000
     62,030  E.PIPHANY INCORPORATED+                               4,780,187
    330,550  EFUNDS CORPORATION+                                   2,437,806
    106,240  FREEMARKETS INCORPORATED+                             6,068,960
    208,500  GETTY IMAGES INCORPORATED+                            6,346,219
     53,425  GO2NET INCORPORATED+                                  2,899,141
     56,450  HYPERION SOLUTIONS
             CORPORATION+                                          1,460,644
     48,025  MAINSPRING INCORPORATED+                                357,186
     31,275  MANUGISTICS GROUP
             INCORPORATED+                                         3,068,859
    126,675  MATRIXONE INCORPORATED+                               5,067,000
    163,640  METASOLV SOFTWARE
             INCORPORATED+                                         6,688,785
     55,800  NETEGRITY INCORPORATED+                               3,906,000
    155,810  NETIQ CORPORATION+                                   10,234,773
     13,285  NUANCE COMMUNICATIONS
             INCORPORATED+                                         1,616,618
     77,305  PREDICTIVE SYSTEMS
             INCORPORATED+                                         1,492,953
     26,590  RESONATE INCORPORATED+                                1,050,305
     69,946  SEI INVESTMENTS COMPANY                               4,948,680
     36,450  SERENA SOFTWARE INCORPORATED+                         1,678,978
     68,850  SOFTWARE TECHNOLOGIES
             INCORPORATED+                                         1,576,020
     50,310  SONICWALL INCORPORATED+                               1,433,835
    150,350  TALARIAN CORPORATION+                                 2,884,841
     89,325  TELETECH HOLDINGS
             INCORPORATED+                                         2,210,794
     57,975  U.S. INTERACTIVE INCORPORATED+                          146,749
     41,900  VASTERA INCORPORATED+                                   921,800
    240,895  VERTICALNET INCORPORATED+                             8,461,437
    106,591  WEBMETHODS INCORPORATED+                             12,271,256
    111,625  ZENGINE INCORPORATED+                                 1,576,703

                                                                 147,512,903
                                                                ------------
CHEMICALS & ALLIED PRODUCTS - 10.99%
     56,203  ALEXION PHARMACEUTICALS
             INCORPORATED+                                         6,406,940
     53,250  ALKERMES INCORPORATED+                                2,056,781
    207,150  ALPHARMA INCORPORATED                                12,662,045
     46,125  BARR LABORATORIES
             INCORPORATED+                                         3,058,664
     74,475  CUBIST PHARMACEUTICALS
             INCORPORATED+                                         3,877,354
    285,800  FIRST HORIZON PHARMACEUTICAL
             CORPORATION+                                          5,180,125
     92,925  INHALE THERAPEUTIC SYSTEMS
             INCORPORATED+                                         5,238,647
     72,675  INVITROGEN CORPORATION+                               5,169,009

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
    127,430  MEDICIS PHARMACEUTICAL
             CORPORATION+                                       $  7,836,945
     56,550  NEUROCRINE BIOSCIENCES
             INCORPORATED+                                         2,544,750
     57,150  NOVEN PHARMACEUTICALS
             INCORPORATED+                                         2,443,163
     44,189  PHARMACYCLICS INCORPORATED+                           2,192,879

                                                                  58,667,302
                                                                ------------
COMMUNICATIONS - 4.47%
     80,750  CERAGON NETWORKS LIMITED.+                            2,170,156
    186,990  DIGITAL ISLAND INCORPORATED+                          3,506,062
     45,225  EQUINIX INCORPORATED+                                   401,372
    333,985  GLOBIX CORPORATION+                                   7,786,025
     69,950  ILLUMINET HOLDINGS
             INCORPORATED+                                         1,941,113
     84,025  MASTEC INCORPORATED+                                  2,625,781
     93,425  SBA COMMUNICATIONS
             CORPORATION+                                          3,918,011
     29,700  TELECOMMUNICATION SYSTEMS
             INCORPORATED+                                           568,013
     82,252  UNIVERSAL ACCESS INCORPORATED+                          966,461

                                                                  23,882,994
                                                                ------------
DEPOSITORY INSTITUTIONS - 2.02%
     97,500  INVESTORS FINANCIAL SERVICES
             CORPORATION                                           6,154,687
     79,495  SILICON VALLEY BANCSHARES+                            4,629,342

                                                                  10,784,029
                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 12.49%
     47,325  AEROFLEX INCORPORATED+                                2,301,178
     67,850  AMERICAN SUPERCONDUCTOR
             CORPORATION+                                          3,335,251
     90,900  CALIFORNIA AMPLIFIER
             INCORPORATED+                                         2,090,700
     56,625  CELERITEK INCORPORATED+                               2,134,054
    128,549  CTC COMMUNICATIONS GROUP
             INCORPORATED+                                         2,603,117
     40,494  DIGITAL LIGHTWAVE
             INCORPORATED+                                         2,940,877
     18,251  ELANTEC SEMICONDUCTOR
             INCORPORATED+                                         1,818,218
    228,525  INTERNATIONAL FIBERCOM
             INCORPORATED+                                         3,342,178
     23,025  JNI CORPORATION+                                      2,049,225
     30,295  MICREL INCORPORATED+                                  2,029,765
     33,175  MICROTUNE INCORPORATED+                               1,776,936
     45,950  MIPS TECHNOLOGIES
             INCORPORATED+                                         2,113,700
     60,945  MMC NETWORKS INCORPORATED+                            7,709,543
     52,375  MRV COMMUNICATIONS
             INCORPORATED+                                         2,373,242
    103,700  NETRO CORPORATION+                                    6,144,225
    126,275  PLX TECHNOLOGY INCORPORATED+                          3,393,641
     28,375  POWER INTEGRATIONS
             INCORPORATED+                                           395,477
     15,150  PROTON ENERGY SYSTEMS
             INCORPORATED+                                           433,669
     34,129  TECHNITROL INCORPORATED                               3,447,029
     21,050  TELEDYNE TECHNOLOGIES
             INCORPORATED+                                           613,081
     37,575  TTM TECHNOLOGIES INCORPORATED+                          883,013
    103,738  TUT SYSTEMS INCORPORATED+                             8,953,886
    116,575  VIASYSTEMS GROUP INCORPORATED+                        1,981,775

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
    130,075  VINA TECHNOLOGIES
             INCORPORATED+                                      $  1,812,920

                                                                  66,676,700
                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.79%
     58,700  AURORA BIOSCIENCES
             CORPORATION+                                          3,991,600
    123,750  DIAMOND TECHNOLOGY PARTNERS
             INCORPORATED+                                         9,188,437
     42,530  MYRIAD GENETICS INCORPORATED+                         3,657,580
     58,200  NEOPHARM INCORPORATED+                                2,298,900
        200  PER-SE TECHNOLOGIES
             INCORPORATED+                                             2,538
     42,900  PHARMACOPEIA INCORPORATED+                            1,093,950

                                                                  20,233,005
                                                                ------------
GENERAL MERCHANDISE STORES - 2.48%
    163,662  99 CENTS ONLY STORES+                                 8,213,787
    147,914  BJ'S WHOLESALE CLUB
             INCORPORATED+                                         5,047,565

                                                                  13,261,352
                                                                ------------
HEALTH SERVICES - 4.40%
    102,350  ENZON INCORPORATED+                                   6,755,100
    134,350  IMPATH INCORPORATED+                                  8,480,844
     68,850  LABORATORY CORPORATION OF
             AMERICA HOLDINGS+                                     8,244,787

                                                                  23,480,731
                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.06%
     87,100  ADVANCED DIGITAL INFORMATION
             CORPORATION+                                          1,322,831
     67,450  ASYST TECHNOLOGIES
             INCORPORATED+                                         1,365,862
     41,675  AXCELIS TECHNOLOGIES
             INCORPORATED+                                           494,891
      1,024  BLOUNT INTERNATIONAL
             INCORPORATED+                                            11,520
     96,775  INFOCUS CORPORATION+                                  5,129,075
    106,700  INTERLINK ELECTRONICS
             INCORPORATED+                                         2,067,313
     12,957  PLANAR SYSTEMS INCORPORATED+                            241,324
     56,025  VISUAL NETWORKS INCORPORATED+                           367,664

                                                                  11,000,480
                                                                ------------
INSURANCE AGENTS, BROKERS & SERVICE - 1.77%
    159,187  ARTHUR J. GALLAGHER & COMPANY                         9,411,931
                                                                ------------
INSURANCE CARRIERS - 0.86%
    150,100  OXFORD HEALTH PLANS
             INCORPORATED+                                         4,613,230
                                                                ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 4.26%
    140,275  ADAC LABORATORIES+                                    2,919,473
     22,474  ANAREN MIRCROWAVE
             INCORPORATED+                                         3,048,036
     38,403  CERUS CORPORATION+                                    2,131,367
     50,200  ILLUMINA INCORPORATED+                                2,277,825
     34,442  KEITHLEY INSTRUMENTS
             INCORPORATED                                          2,410,940
      7,160  NEWPORT CORPORATION                                   1,140,342
     34,075  VEECO INSTRUMENTS
             INCORPORATED+                                         3,621,001

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (continued)
     59,779  ZYGO CORPORATION+                                  $  5,200,773

                                                                  22,749,757
                                                                ------------
MISCELLANEOUS RETAIL - 3.37%
    119,725  CHILDREN'S PLACE RETAIL STORE
             INCORPORATED+                                         3,082,919
    135,125  CLAIRE'S STORES INCORPORATED                          2,432,250
    120,025  MICHAELS STORES INCORPORATED+                         4,801,000
    186,735  PETCO ANIMAL SUPPLIES
             INCORPORATED+                                         4,073,157
    179,055  YANKEE CANDLE COMPANY
             INCORPORATED+                                         3,603,482

                                                                  17,992,808
                                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 4.35%
    234,843  AMERICREDIT CORPORATION+                              6,766,414
    119,450  COMPUCREDIT CORP+                                     6,700,398
    247,653  METRIS COMPANIES INCORPORATED                         9,782,294

                                                                  23,249,106
                                                                ------------
OIL & GAS EXTRACTION - 4.66%
    108,888  HELMERICH & PAYNE INCORPORATED                        3,933,579
    126,104  LOUIS DREYFUS NATURNAL GAS
             CORPORATION+                                          4,996,871
    211,475  MARINE DRILLING COMPANY
             INCORPORATED+                                         6,040,255
     97,809  NEWFIELD EXPLORATION COMPANY+                         4,566,458
    119,851  UTI ENERGY CORPORATION+                               5,348,351

                                                                  24,885,514
                                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.85%
    128,085  VALERO ENERGY CORPORATION                             4,506,991
                                                                ------------
PRIMARY METAL INDUSTRIES - 0.34%
     74,730  COMMSCOPE INCORPORATED+                               1,830,885
                                                                ------------
TRANSPORTATION EQUIPMENT - 0.64%
    118,950  IMPCO TECHNOLOGIES
             INCORPORATED+                                         3,419,813
                                                                ------------
TRANSPORTATION SERVICES - 0.71%
     67,275  C.H. ROBINSON WORLDWIDE
             INCORPORATED                                          3,791,577
                                                                ------------
WHOLESALE TRADE-DURABLE GOODS - 2.31%
    126,350  ACT MANUFACTURING
             INCORPORATED+                                         6,664,963
    126,013  INSIGHT ENTERPRISES
             INCORPORATED+                                         3,433,840
     94,500  KENT ELECTRONICS CORPORATION+                         2,256,188

                                                                  12,354,991
                                                                ------------
WHOLESALE TRADE-NONDURABLE GOODS -- 1.42%
    161,850  AMERISOURCE HEALTH
             CORPORATION+                                          7,606,950
                                                                ------------

                                                                 511,913,049
TOTAL COMMON STOCK (COST $459,693,905)
                                                                ------------

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 6.70%
REPURCHASE AGREEMENTS - 6.70%
$15,959,000  GOLDMAN SACHS REPURCHASE
             AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.58%       10/2/00     $ 15,959,000
 19,823,000  J.P. MORGAN SECURITIES
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.57        10/2/00       19,823,000

                                                                             35,782,000
TOTAL SHORT-TERM INSTRUMENTS (COST
$35,782,000)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $495,475,905)*                       102.56% $547,695,049
OTHER ASSETS AND LIABILITIES, NET           (2.56)  (13,678,470)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $534,016,579
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $499,893,786 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $89,281,002
GROSS UNREALIZED DEPRECIATION                       (41,479,739)
                                                    ----------
NET UNREALIZED APPRECIATION                         $47,801,263

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
COMMON STOCK - 87.84%
APPAREL & ACCESSORY STORES - 1.56%
    152,000  ABERCROMBIE & FITCH COMPANY+                       $  2,897,500
     38,800  ANN TAYLOR STORES CORPORATION+                        1,491,375

                                                                   4,388,875
                                                                ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.77%
    225,400  TOMMY HILFIGER CORPORATION+                           2,169,475
                                                                ------------
BUSINESS SERVICES - 11.74%
     86,300  AFFILIATED COMPUTER SERVICES
             CLASS A+                                              4,304,213
     46,200  AVOCENT CORPORATION+                                  2,546,775
     86,400  CATALINA MARKETING
             CORPORATION+                                          3,250,800
     32,900  GETTY IMAGES INCORPORATED+                            1,001,394
     91,800  NATIONAL DATA CORPORATION                             3,012,188
    133,400  OGDEN CORPORATION                                     1,809,238
    137,100  PROGRESS SOFTWARE CORPORATION+                        1,867,988
     39,400  RADISYS CORPORATION+                                  1,992,163
    120,344  RENT-WAY INCORPORATED+                                3,655,449
    134,900  SYBASE INCORPORATED+                                  3,102,700
     73,800  SYMANTEC CORPORATION+                                 3,247,200
     26,867  TRUE NORTH COMMUNICATIONS
             INCORPORATED                                            960,495
     89,900  VIAD CORPORATION                                      2,387,969

                                                                  33,138,572
                                                                ------------
CHEMICALS & ALLIED PRODUCTS - 5.61%
     42,700  CABOT CORPORATION                                     1,353,056
     41,344  CAMBREX CORPORATION                                   1,529,728
     93,200  CHARLES RIVER LABS+                                   3,168,800
     45,400  CYTEC INDUSTRIES INCORPORATED+                        1,518,063
     66,900  DURA PHARMACEUTICALS
             INCORPORATED+                                         2,366,588
     52,800  MEDICIS PHARMACEUTICAL
             CORPORATION+                                          3,247,200
    521,200  METHANEX CORPORATION+                                 2,638,575

                                                                  15,822,010
                                                                ------------
COMMUNICATIONS - 0.88%
    139,000  ITC DELTACOM INCORPORATED+                            1,598,500
     98,000  PAC-WEST TELECOMM
             INCORPORATED+                                           894,250

                                                                   2,492,750
                                                                ------------
CONSUMER CYCLICAL - 1.60%
    130,208  RENT-A-CENTER INCORPORATED+                           4,516,590
                                                                ------------
DEPOSITORY INSTITUTIONS - 2.78%
     42,100  ASTORIA FINANCIAL CORPORATION                         1,626,113
     53,163  BANK UNITED CORPORATION                               2,694,700
    381,400  SOVEREIGN BANCORP INCORPORATED                        3,527,950

                                                                   7,848,763
                                                                ------------

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
EATING & DRINKING PLACES - 2.73%
     82,061  CEC ENTERTAINMENT
             INCORPORATED+                                      $  2,625,952
    148,657  JACK IN THE BOX INCORPORATED+                         3,186,834
    169,290  RUBY TUESDAY INCORPORATED                             1,904,513

                                                                   7,717,299
                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.95%
    151,493  EL PASO ELECTRIC COMPANY+                             2,086,059
     82,100  KINDER MORGAN INCORPORATED                            3,360,969
      1,600  SOUTHERN ENERGY INCORPORATED+                            50,200

                                                                   5,497,228
                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 8.41%
     77,400  AMPHENOL CORPORATION+                                 4,406,963
     38,300  ARTESYN TECHNOLOGIES
             INCORPORATED+                                         1,115,488
     58,400  C&D TECHNOLOGIES INCORPORATED                         3,314,200
     22,704  CTS CORPORATION                                       1,149,390
     31,300  DUPONT PHOTOMASKS
             INCORPORATED+                                         1,838,875
     44,200  FAIRCHILD SEMICONDUCTOR
             CORPORATION+                                          1,243,125
     45,600  HARMONIC INCORPORATED+                                1,094,400
     16,900  INRANGE TECHNOLOGIES
             CORPORATION+                                            895,700
     25,500  LATTICE SEMICONDUCTOR
             CORPORATION+                                          1,370,625
     56,800  PERICOM SEMICONDUCTOR
             CORPORATION+                                          2,101,600
    146,200  SENSORMATIC ELECTRONICS
             CORPORATION+                                          2,193,000
      9,000  TECHNITROL INCORPORATED                                 909,000
     56,000  VARIAN SEMICONDUCTOR EQUIPMENT
             ASSOCIATES INCORPORATED+                              2,096,500

                                                                  23,728,866
                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.34%
     65,457  PERKINELMER INCORPORATED                              6,832,074
     21,007  QUEST DIAGNOSTICS
             INCORPORATED+                                         2,410,553
      6,300  TETRA TECH INCORPORATED+                                179,943

                                                                   9,422,570
                                                                ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
1.05%
     36,200  ALLIANT TECHSYSTEMS
             INCORPORATED+                                         2,972,924
                                                                ------------
FURNITURE & FIXTURES - 0.90%
    152,300  FURNITURE BRANDS INTERNATIONAL
             INCORPORATED+                                         2,531,987
                                                                ------------
GENERAL MERCHANDISE STORES - 1.10%
     51,995  SHOPKO STORES INCORPORATED+                             539,448
    207,200  VENATOR GROUP INCORPORATED+                           2,564,100

                                                                   3,103,548
                                                                ------------
HEALTH SERVICES - 7.12%
     38,400  ACCREDO HEALTH INCORPORATED+                          1,876,800
    155,800  APRIA HEALTHCARE GROUP
             INCORPORATED+                                         2,171,463
    347,000  BEVERLY ENTERPRISES
             INCORPORATED+                                         2,060,313
     59,788  COMMUNITY HEALTH CARE+                                1,920,690

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
HEALTH SERVICES (continued)
     48,300  FIRST HEALTH GROUP
             CORPORATION+                                       $  1,557,675
     30,610  LABORATORY CORPORATION OF
             AMERICA HOLDINGS+                                     3,665,548
    129,500  RENAL CARE GROUP INCORPORATED+                        2,411,938
     51,600  UNIVERSAL HEALTH SERVICES
             INCORPORATED+                                         4,418,250

                                                                  20,082,677
                                                                ------------
HOLDING & OTHER INVESTMENT OFFICES - 3.04%
     78,280  AFFILIATED MANAGERS GROUP
             INCORPORATED+                                         4,457,068
    145,200  ALLIED CAPITAL CORPORATION                            3,012,900
     54,000  INDYMAC BANCORP INCORPORATED                          1,110,375

                                                                   8,580,343
                                                                ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.11%
     16,100  ORIENT-EXPRESS HOTEL LIMITED+                           309,925
                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.11%
     19,114  COOPER CAMERON CORPORATION+                           1,408,463
     82,700  INFOCUS CORPORATION+                                  4,383,100
     65,200  VARIAN MEDICAL SYSTEMS
             INCORPORATED+                                         2,946,225
     59,700  ZEBRA TECHNOLOGIES
             CORPORATION+                                          2,869,331

                                                                  11,607,119
                                                                ------------
INSURANCE CARRIERS - 1.56%
     74,622  AMERUS GROUP COMPANY                                  1,921,517
      9,100  WHITE MOUNTAINS INSURANCE
             GROUP INCORPORATED+                                   2,483,163

                                                                   4,404,680
                                                                ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 9.85%
     31,800  ADVANCED ENERGY INDUSTRIES
             INCORPORATED+                                         1,049,400
     43,500  BECKMAN COULTER INCORPORATED                          3,354,938
     46,400  CYMER INCORPORATED+                                   1,423,900
    202,100  EDWARD LIFESCIENCES
             CORPORATION+                                          4,408,306
    111,509  INVACARE CORPORATION                                  3,582,227
    145,300  MENTOR CORPORATION                                    2,288,475
     72,900  METTLER-TOLEDO INTERNATIONAL
             INCORPORATED+                                         3,207,600
     51,800  ST JUDE MEDICAL INCORPORATED+                         2,641,800
     43,500  TEKTRONIX INCORPORATED                                3,341,344
     58,100  VARIAN INCORPORATED+                                  2,501,931

                                                                  27,799,921
                                                                ------------
MISCELLANEOUS RETAIL - 0.70%
     60,600  ZALE CORPORATION+                                     1,965,712
                                                                ------------
MOTION PICTURES - 0.44%
    165,792  HOLLYWOOD ENTERTAINMENT
             CORPORATION+                                          1,233,077
                                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.18%
    100,900  AMERICREDIT CORPORATION+                              2,907,181

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
NONDEPOSITORY CREDIT INSTITUTIONS (continued)
    113,582  HELLER FINANCIAL INCORPORATED                      $  3,244,186

                                                                   6,151,367
                                                                ------------
OIL & GAS EXTRACTION - 6.45%
     34,800  ATWOOD OCEANICS INCORPORATED+                         1,450,725
     36,820  B J SERVICES COMPANY+                                 2,250,623
     45,700  CAL DIVE INTERNATIONAL
             INCORPORATED+                                         2,613,469
    333,000  GREY WOLF INCORPORATED+                               1,914,750
    102,862  HANOVER COMPRESSOR COMPANY+                           3,388,017
    123,300  PRIDE INTERNATIONAL
             INCORPORATED+                                         3,267,450
     74,100  UTI ENERGY CORPORATION+                               3,306,713

                                                                  18,191,747
                                                                ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.02%
      4,900  ENTEGRIS INCORPORATED+                                   46,855
                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.35%
     68,100  FEDERATED INVESTORS
             INCORPORATED                                          1,685,475
     50,700  HILB ROGAL HAMILTON                                   2,113,555

                                                                   3,799,030
                                                                ------------
TRANSPORTATION - 2.38%
     25,915  SPX CORPORATION+                                      3,678,310
     64,800  TEEKAY SHIPPING CORPORATION+                          3,041,550

                                                                   6,719,860
                                                                ------------
TRANSPORTATION/SERVICES/MISCELLANEOUS - 0.12
     13,742  PINNACLE HOLDINGS
             INCORPORATED+                                           365,880
                                                                ------------
WHOLESALE TRADE-DURABLE GOODS - 0.54%
     63,961  SYBRON INTERNATIONAL
             CORPORATION+                                          1,535,063
                                                                ------------
WHOLESALE TRADE-NONDURABLE GOODS - 3.45%
     18,900  AMERISOURCE HEALTH
             CORPORATION+                                            888,300
    195,200  BERGEN BRUNSWIG CORPORATION                           2,281,400
    123,100  BINDLEY WESTERN INDUSTRIES
             INCORPORATED                                          3,939,200
     88,600  HENRY SCHEIN INCORPORATED+                            1,766,463
     32,400  UNITED STATIONERS
             INCORPORATED+                                           870,750

                                                                   9,746,113
                                                                ------------

                                                                 247,890,826
TOTAL COMMON STOCK (COST $193,158,118)
                                                                ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 10.97%
REPURCHASE AGREEMENTS - 10.97%
$30,971,975  BANC OF AMERICA NT & SA
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.65%      10/02/00     $ 30,971,975
                                                                           ------------

                                                                             30,971,975
TOTAL SHORT-TERM INSTRUMENTS (COST
$30,971,975)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $224,130,093)*                        98.81% $278,862,801
OTHER ASSETS AND LIABILITIES, NET            1.19     3,350,929
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $282,213,730
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $224,516,022 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $67,135,725
GROSS UNREALIZED DEPRECIATION                       (12,788,946)
                                                    -----------
NET UNREALIZED APPRECIATION                         $54,346,779

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                         VALUE
  N/A       WELLS FARGO SMALL CAP VALUE
            PORTFOLIO                                                 $42,653,345
                                                                      -----------

                                                                       42,653,345
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(100.11%) (COST $38,606,700)
                                                                      -----------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $38,606,700)*                        100.11%  $42,653,345
OTHER ASSETS AND LIABILITIES, NET           (0.11)      (48,017)
                                          -------   -----------
TOTAL NET ASSETS                           100.00%  $42,605,328
                                          -------   -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY DESCRIPTION                                         VALUE
     N/A    WELLS FARGO SMALL COMPANY
            GROWTH PORTFOLIO                                          $603,525,208
                                                                      ------------

                                                                       603,525,208
TOTAL INVESTMENTS IN CORE PORTFOLIOS
(99.99%) (COST $562,026,043)
                                                                      ------------

TOTAL INVESTMENTS IN CORE PORTFOLIOS
(COST $562,026,043)*                        99.99%  $603,525,208
OTHER ASSETS AND LIABILITIES, NET            0.01         58,609
                                          -------   ------------
TOTAL NET ASSETS                           100.00%  $603,583,817
                                          -------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS                       PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
COMMON STOCK - 76.50%
BUSINESS SERVICES - 35.58%
     22,000  AGILE SOFTWARE CORPORATION+                        $  1,978,625
      4,100  ARIBA INCORPORATED+                                     587,389
     18,000  BEA SYSTEMS INCORPORATED+                             1,401,750
     56,500  BROADVISION INCORPORATED+                             1,444,280
      7,200  CACHEFLOW INCORPORATED+                               1,029,600
     37,000  CHECK POINT SOFTWARE
             TECHNOLOGIES LIMITED+                                 5,827,500
     37,000  CMG PLC                                                 716,082
     50,000  COMMERCE ONE INCORPORATED+                            3,925,000
     10,500  CRITICAL PATH INCORPORATED+                             637,875
     48,500  EBAY INCORPORATED+                                    3,328,313
     26,000  ELECTRONIC ARTS INCORPORATED+                         1,283,750
     17,000  INTERWOVEN INCORPORATED+                              1,922,063
     17,500  INTUIT INCORPORATED+                                    997,500
     22,500  LOGICA PLC                                              740,174
     19,000  LYCOS INCORPORATED+                                   1,306,547
      7,000  MERCURY INTERACTIVE
             CORPORATION+                                          1,097,250
     44,000  PEOPLESOFT INCORPORATED+                              1,229,250
     24,000  SIEBEL SYSTEMS INCORPORATED+                          2,671,500
     10,800  SUN MICROSYSTEMS INCORPORATED+                        1,260,900
     11,500  TRANSICIEL SA                                           624,094
      6,300  VERISIGN INCORPORATED+                                1,276,144
      8,700  VERITAS SOFTWARE CORPORATION+                         1,235,400
     50,000  VIGNETTE CORPORATION+                                 1,493,750
          3  YAHOO JAPAN CORPORATION+                                372,016
      7,300  YAHOO! INCORPORATED+                                    664,300

                                                                  39,051,052
                                                                ------------
CHEMICALS & ALLIED PRODUCTS - 0.44%
      7,000  AMGEN INCORPORATED+                                     488,797
                                                                ------------
COMMUNICATIONS - 3.80%
      5,000  BROCADE COMMUNICATIONS SYSTEMS
             INCORPORATED+                                         1,180,000
     15,700  CIENA CORPORATION+                                    1,928,156
      6,500  REDBACK NETWORKS INCORPORATED+                        1,065,594

                                                                   4,173,750
                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 29.26%
     30,500  ALTERA CORPORATION+                                   1,456,375
     21,500  ANALOG DEVICES INCORPORATED+                          1,775,094
     15,700  APPLIED MICRO CIRCUITS
             CORPORATION+                                          3,250,880
     35,000  ASM LITHOGRAPHY HOLDING+                              1,130,938
      8,300  CORNING INCORPORATED                                  2,465,100
     10,700  FLEXTRONICS INTERNATIONAL
             LIMITED+                                                878,738
     43,000  FURUKAWA ELECTIC COMPANY
             LIMITED                                               1,187,812
        900  INRANGE TECHNOLOGIES
             CORPORATION+                                             47,700
      2,000  ITOCHU TECHNO-SCIENCE
             CORPORATION                                             366,463
      7,500  JUNIPER NETWORKS INCORPORATED+                        1,642,030

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                       STOCK FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
     10,900  MANUFACTURERS SERVICES
             LIMITED+                                           $    129,438
     31,000  MAXIM INTEGRATED PRODUCTS
             INCORPORATED+                                         2,493,563
     21,000  MIPS TECHNOLOGIES
             INCORPORATED+                                           966,000
     58,500  MOTOROLA INCORPORATED                                 1,652,625
     23,500  NETWORK APPLIANCE
             INCORPORATED+                                         2,993,312
     31,000  NOKIA CORPORATION ADR                                 1,234,188
      5,700  PMC-SIERRA INCORPORATED+                              1,226,925
      9,500  QLOGIC CORPORATION+                                     836,000
     10,750  SDL INCORPORATED+                                     3,311,000
     21,500  STMICROELECTRONICS NV ADR                             1,023,938
     12,000  VITESSE SEMICONDUCTOR
             CORPORATION+                                          1,067,250
     11,500  XILINK INCORPORATED+                                    984,687

                                                                  32,120,056
                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.24%
     17,000  MARCHFIRST INCORPORATED+                                266,688
                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.34%
     37,000  COMPAQ COMPUTER CORPORATION                           1,020,460
     10,500  EMC CORPORATION+                                      1,040,813
      8,000  EMULEX CORPORATION+                                     980,000
     15,000  EXTREME NETWORKS INCORPORATED+                        1,717,500

                                                                   4,758,773
                                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.84%
     60,000  TYCO INTERNATIONAL LIMITED                            3,112,500
                                                                ------------

                                                                  83,971,616
TOTAL COMMON STOCK (COST $83,115,749)
                                                                ------------

PRINCIPAL                                    INTEREST RATE  MATURITYDATE
SHORT-TERM INSTRUMENTS - 23.54%
REPURCHASE AGREEMENTS - 23.54%
$12,915,761  BANC OF AMERICA NT & SA
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.65%      10/02/00      12,915,761
 12,915,761  BEAR STEARNS COMPANIES
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.65       10/02/00      12,915,761

                                                                            25,831,522
TOTAL SHORT-TERM INSTRUMENTS (COST
$25,831,522)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $108,947,271)*                       100.04% $109,803,138
OTHER ASSETS AND LIABILITIES, NET           (0.04)      (43,539)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $109,759,599
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $3,786,172
GROSS UNREALIZED DEPRECIATION                       (2,930,305)
                                                    ----------
NET UNREALIZED APPRECIATION                         $  855,867

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STOCK FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                DISCIPLINED     DIVERSIFIED   DIVERSIFIED
                                     GROWTH          EQUITY     SMALL CAP
-------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES, AT MARKET
     VALUE (SEE COST BELOW)...  $31,766,437    $2,191,522,585 $117,037,678
  CASH........................            0               0             0
  COLLATERAL FOR SECURITIES
    LOANED....................            0               0             0
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............          109              82             0
  RECEIVABLE FOR INVESTMENTS
    SOLD......................            0               0             0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................       34,853       2,716,916       336,390
  PREPAID EXPENSES AND OTHER
    ASSETS....................        9,425          14,884         3,076
                                -----------    ------------  ------------
TOTAL ASSETS..................   31,810,824    2,194,254,467  117,377,144
                                -----------    ------------  ------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................            0               0             0
  PAYABLE FOR SECURITIES
    LOANED....................            0               0             0
  PAYABLE FOR FUND SHARES
    REDEEMED..................        2,200       7,286,836        28,736
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....        3,786         542,799        32,629
  PAYABLE FOR DAILY VARIATION
    MARGIN ON FUTURES
    CONTRACTS.................            0               0             0
  PAYABLE TO OTHER RELATED
    PARTIES...................            0         280,786        32,592
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............       30,240         293,481        82,110
  BANK OVERDRAFT..............            0               0             0
                                -----------    ------------  ------------
TOTAL LIABILITIES.............       36,226       8,403,902       176,067
                                -----------    ------------  ------------
TOTAL NET ASSETS..............  $31,774,598    $2,185,850,565 $117,201,077
                                -----------    ------------  ------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------
  PAID-IN CAPITAL.............  $15,066,274    $1,161,303,850 $ 99,707,399
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............      (42,361)      7,753,883        62,913
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY
    TRANSACTIONS..............    9,526,097     179,779,544     6,681,512
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION
  OF ASSETS AND LIABILITIES IN
    FOREIGN CURRENCIES........    7,224,588     837,013,288    10,749,253
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    FUTURES...................            0               0             0
TOTAL NET ASSETS..............  $31,774,598    $2,185,850,565 $117,201,077
                                -----------    ------------  ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-------------------------------------------------------------------------
NET ASSETS - CLASS A..........          N/A    $ 95,645,997  $    674,638
SHARES OUTSTANDING -
  CLASS A.....................          N/A       1,814,048        57,195
NET ASSET VALUE PER SHARE -
  CLASS A.....................          N/A    $      52.73  $      11.80
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A(1)..........          N/A    $      55.95  $      12.52
NET ASSETS - CLASS B..........          N/A    $143,472,493  $    826,042
SHARES OUTSTANDING -
  CLASS B.....................          N/A       2,775,165        75,185
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................          N/A    $      51.70  $      10.99
NET ASSETS - CLASS C..........          N/A    $  8,525,876           N/A
SHARES OUTSTANDING -
  CLASS C.....................          N/A         162,829           N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................          N/A    $      52.36           N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................  $31,774,598    $1,938,206,199 $115,700,397
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........    2,377,409      36,764,781    10,352,973
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........  $     13.37    $      52.72  $      11.18
NET ASSETS - CLASS O..........          N/A             N/A           N/A
SHARES OUTSTANDING -
  CLASS O.....................          N/A             N/A           N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS O.....................          N/A             N/A           N/A
INVESTMENTS AT COST
  (NOTE 10)...................  $24,541,849    $1,354,509,297 $106,288,425
                                -----------    ------------  ------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
82

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000
                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

                                          EQUITY             EQUITY             EQUITY                                GROWTH
                                          INCOME              INDEX              VALUE             GROWTH             EQUITY
----------------------------------------------------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES, AT MARKET
     VALUE (SEE COST BELOW)...    $1,765,014,986    $   702,834,213    $   139,502,608    $   434,726,419    $   802,387,902
  CASH........................                 0             59,600             14,289             10,588                  0
  COLLATERAL FOR SECURITIES
    LOANED....................                 0         78,163,828         15,925,171         71,401,679                  0
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............             2,605            537,536            120,171            168,320                332
  RECEIVABLE FOR INVESTMENTS
    SOLD......................                 0              7,815          2,029,645            583,634                  0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................         1,572,382            590,076             13,846            956,573          1,099,828
  PREPAID EXPENSES AND OTHER
    ASSETS....................           105,045              1,622             53,510             60,304              7,938
                                  --------------    ---------------    ---------------    ---------------    ---------------
TOTAL ASSETS..................     1,766,695,018        782,194,690        157,659,240        507,907,517        803,496,000
                                  --------------    ---------------    ---------------    ---------------    ---------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................                 0                  0            489,618            911,530                  0
  PAYABLE FOR SECURITIES
    LOANED....................                 0         78,163,828         15,925,171         71,401,679                  0
  PAYABLE FOR FUND SHARES
    REDEEMED..................         6,231,474            530,676            176,773          1,594,205          6,783,696
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....           213,804            314,033            100,157            322,835            228,046
  PAYABLE FOR DAILY VARIATION
    MARGIN ON FUTURES
    CONTRACTS.................                 0            305,475                  0                  0                  0
  PAYABLE TO OTHER RELATED
    PARTIES...................           322,511            178,569             30,290            212,074             32,341
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............           191,728            231,262            255,839            432,564            188,613
  BANK OVERDRAFT..............                 0                  0                  0                  0                  0
                                  --------------    ---------------    ---------------    ---------------    ---------------
TOTAL LIABILITIES.............         6,959,517         79,723,843         16,977,848         74,874,887          7,232,696
                                  --------------    ---------------    ---------------    ---------------    ---------------
TOTAL NET ASSETS..............    $1,759,735,501    $   702,470,847    $   140,681,392    $   433,032,630    $   796,263,304
                                  --------------    ---------------    ---------------    ---------------    ---------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.............    $1,424,630,717    $   205,645,663    $    88,555,058    $   228,843,791    $   342,233,157
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............           661,435          2,463,601               (577)                 0         (1,460,762)
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY
    TRANSACTIONS..............       (20,566,084)        75,160,237         18,220,035         91,153,810        108,714,505
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION
  OF ASSETS AND LIABILITIES IN
    FOREIGN CURRENCIES........       355,009,433        419,864,946         33,906,876        113,035,029        346,776,404
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    FUTURES...................                 0           (663,600)                 0                  0                  0
TOTAL NET ASSETS..............    $1,759,735,501    $   702,470,847    $   140,681,392    $   433,032,630    $   796,263,304
                                  --------------    ---------------    ---------------    ---------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A..........    $  196,314,230    $   596,082,507    $    24,605,158    $   311,038,398    $    17,725,706
SHARES OUTSTANDING -
  CLASS A.....................         4,755,427          7,050,952          1,820,183         13,632,002            444,410
NET ASSET VALUE PER SHARE -
  CLASS A.....................    $        41.28    $         84.54    $         13.52    $         22.82    $         39.89
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A(1)..........    $        43.80    $         89.70    $         14.34    $         24.21    $         42.32
NET ASSETS - CLASS B..........    $  152,681,981    $    96,378,449    $    45,636,443    $    69,433,478    $    25,123,851
SHARES OUTSTANDING -
  CLASS B.....................         3,704,281          1,146,577          4,142,950          4,349,140            652,900
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................    $        41.22    $         84.06    $         11.02    $         15.96    $         38.48
NET ASSETS - CLASS C..........    $    7,115,302                N/A    $       588,981                N/A    $     2,239,985
SHARES OUTSTANDING -
  CLASS C.....................           168,122                N/A             53,473                N/A             56,547
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................    $        42.32                N/A    $         11.01                N/A    $         39.61
NET ASSETS - INSTITUTIONAL
  CLASS.......................    $1,403,623,988                N/A    $    69,850,810    $    52,560,754    $   751,173,762
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........        34,007,434                N/A          5,170,340          1,961,425         18,788,449
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........    $        41.27                N/A    $         13.51    $         26.80    $         39.98
NET ASSETS - CLASS O..........               N/A    $    10,009,891                N/A                N/A                N/A
SHARES OUTSTANDING -
  CLASS O.....................               N/A            116,912                N/A                N/A                N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS O.....................               N/A    $         85.62                N/A                N/A                N/A
INVESTMENTS AT COST
  (NOTE 10)...................    $1,410,005,553    $   282,969,267    $   105,595,732    $   321,691,390    $   455,611,498
                                  --------------    ---------------    ---------------    ---------------    ---------------


                                          INDEX
------------------------------
ASSETS
  INVESTMENTS:
    IN SECURITIES, AT MARKET
     VALUE (SEE COST BELOW)...  $   984,632,276
  CASH........................                0
  COLLATERAL FOR SECURITIES
    LOANED....................                0
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............               95
  RECEIVABLE FOR INVESTMENTS
    SOLD......................                0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................        1,435,684
  PREPAID EXPENSES AND OTHER
    ASSETS....................                0
                                ---------------
TOTAL ASSETS..................      986,068,055
                                ---------------
LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................                0
  PAYABLE FOR SECURITIES
    LOANED....................                0
  PAYABLE FOR FUND SHARES
    REDEEMED..................        2,774,170
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....           75,134
  PAYABLE FOR DAILY VARIATION
    MARGIN ON FUTURES
    CONTRACTS.................                0
  PAYABLE TO OTHER RELATED
    PARTIES...................           35,576
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............          208,659
  BANK OVERDRAFT..............                0
                                ---------------
TOTAL LIABILITIES.............        3,093,539
                                ---------------
TOTAL NET ASSETS..............  $   982,974,516
                                ---------------
NET ASSETS CONSIST OF:
------------------------------
  PAID-IN CAPITAL.............  $   482,664,308
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............        8,685,611
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY
    TRANSACTIONS..............       27,088,345
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION
  OF ASSETS AND LIABILITIES IN
    FOREIGN CURRENCIES........      464,536,252
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    FUTURES...................                0
TOTAL NET ASSETS..............  $   982,974,516
                                ---------------
COMPUTATION OF NET ASSET VALUE
------------------------------
NET ASSETS - CLASS A..........              N/A
SHARES OUTSTANDING -
  CLASS A.....................              N/A
NET ASSET VALUE PER SHARE -
  CLASS A.....................              N/A
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A(1)..........              N/A
NET ASSETS - CLASS B..........              N/A
SHARES OUTSTANDING -
  CLASS B.....................              N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................              N/A
NET ASSETS - CLASS C..........              N/A
SHARES OUTSTANDING -
  CLASS C.....................              N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................              N/A
NET ASSETS - INSTITUTIONAL
  CLASS.......................  $   982,974,516
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........       16,458,172
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........  $         59.73
NET ASSETS - CLASS O..........              N/A
SHARES OUTSTANDING -
  CLASS O.....................              N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS O.....................              N/A
INVESTMENTS AT COST
  (NOTE 10)...................  $   520,096,024
                                ---------------

STOCK FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                                                           LARGE
                                                   INTERNATIONAL         COMPANY
                                    INTERNATIONAL         EQUITY          GROWTH
--------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES, AT MARKET
     VALUE (SEE COST BELOW)...    $   292,660,049   $231,231,696    $2,316,441,712
  CASH........................                  0             0                0
  COLLATERAL FOR SECURITIES
    LOANED....................                  0             0                0
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............                122       366,702            1,604
  RECEIVABLE FOR INVESTMENTS
    SOLD......................                  0             0                0
  RECEIVABLE FOR FUND SHARES
    ISSUED....................          1,494,782     1,394,579       11,142,075
  PREPAID EXPENSES AND OTHER
    ASSETS....................                  0        13,737           66,454
                                  ---------------   -----------     ------------
TOTAL ASSETS..................        294,154,953   233,006,714     2,327,651,845
                                  ---------------   -----------     ------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................                  0             0                0
  PAYABLE FOR SECURITIES
    LOANED....................                  0             0                0
  PAYABLE FOR FUND SHARES
    REDEEMED..................             81,446       216,088        2,057,483
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....             29,725       226,775          256,602
  PAYABLE FOR DAILY VARIATION
    MARGIN ON FUTURES
    CONTRACTS.................                  0             0                0
  PAYABLE TO OTHER RELATED
    PARTIES...................             47,764       302,169          927,063
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............             59,683       330,304          654,026
  BANK OVERDRAFT..............                  0             0                0
                                  ---------------   -----------     ------------
TOTAL LIABILITIES.............            218,618     1,075,336        3,895,174
                                  ---------------   -----------     ------------
TOTAL NET ASSETS..............    $   293,936,335   $231,931,378    $2,323,756,671
                                  ---------------   -----------     ------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
  PAID-IN CAPITAL.............    $   216,540,274   $214,041,104    $1,732,463,453
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............            (82,665)            0       (5,916,999)
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY
    TRANSACTIONS..............         67,453,537     4,631,225       27,082,150
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION
  OF ASSETS AND LIABILITIES IN
    FOREIGN CURRENCIES........         10,025,189    13,247,863      570,128,067
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    FUTURES...................                  0        11,186                0
TOTAL NET ASSETS..............    $   293,936,335   $231,931,378    $2,323,756,671
                                  ---------------   -----------     ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
NET ASSETS - CLASS A..........    $     4,990,515   $43,658,621     $303,947,540
SHARES OUTSTANDING -
  CLASS A.....................            198,805     2,864,802        4,050,791
NET ASSET VALUE PER SHARE -
  CLASS A.....................    $         25.10   $     15.24     $      75.03
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A(1)..........    $         26.63   $     16.17     $      79.61
NET ASSETS - CLASS B..........    $     3,232,590   $63,018,710     $461,918,182
SHARES OUTSTANDING -
  CLASS B.....................            131,046     4,202,661        6,620,196
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................    $         24.67   $     14.99     $      69.77
NET ASSETS - CLASS C..........                N/A   $ 2,856,785     $ 25,463,313(2)
SHARES OUTSTANDING -
  CLASS C.....................                N/A       190,750          364,543(2)
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................                N/A   $     14.98     $      69.85(2)
NET ASSETS - INSTITUTIONAL
  CLASS.......................    $   285,713,230   $122,397,262(2) $1,532,427,636
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........         11,359,616     8,068,447(2)    21,671,024
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........    $         25.15   $     15.17(2)  $      70.71
NET ASSETS - CLASS O..........                N/A           N/A              N/A
SHARES OUTSTANDING -
  CLASS O.....................                N/A           N/A              N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS O.....................                N/A           N/A              N/A
INVESTMENTS AT COST
  (NOTE 10)...................    $   282,634,860   $217,983,833    $1,746,313,645
                                  ---------------   -----------     ------------

(1) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.
(2)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000
                                                                     STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                               SMALL
                                   SMALL CAP         SMALL CAP          SMALL CAP            COMPANY        SPECIALIZED
                                      GROWTH     OPPORTUNITIES              VALUE             GROWTH         TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    IN SECURITIES, AT MARKET
     VALUE (SEE COST BELOW)...  $547,695,049    $  278,862,801    $    42,653,345    $   603,525,208    $   109,803,138
  CASH........................       648,719                 0                  0                  0                  0
  COLLATERAL FOR SECURITIES
    LOANED....................   171,465,966        26,453,066                  0                  0                  0
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............        63,975            44,034              1,289              8,792             17,410
  RECEIVABLE FOR INVESTMENTS
    SOLD......................    20,999,030         4,992,200                  0                  0          3,184,593
  RECEIVABLE FOR FUND SHARES
    ISSUED....................     2,498,173           278,715             39,086            707,960          9,305,110
  PREPAID EXPENSES AND OTHER
    ASSETS....................             0            17,250                  0                  0                  0
                                ------------    --------------    ---------------    ---------------    ---------------
TOTAL ASSETS..................   743,370,912       310,648,066         42,693,720        604,241,960        122,310,251
                                ------------    --------------    ---------------    ---------------    ---------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................    33,195,541           728,305                  0                  0         12,305,159
  PAYABLE FOR SECURITIES
    LOANED....................   171,465,966        26,453,066                  0                  0                  0
  PAYABLE FOR FUND SHARES
    REDEEMED..................     2,883,906           872,558              3,202            106,237             25,963
  PAYABLE TO INVESTMENT
    ADVISOR AND AFFILIATES....       361,414           275,110              4,620            122,265             47,303
  PAYABLE FOR DAILY VARIATION
    MARGIN ON FUTURES
    CONTRACTS.................             0                 0                  0                  0                  0
  PAYABLE TO OTHER RELATED
    PARTIES...................       718,947            44,831             27,505            125,831             26,111
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............       728,559            60,466             53,065            303,810             47,267
  BANK OVERDRAFT..............             0                 0                  0                  0             98,849
                                ------------    --------------    ---------------    ---------------    ---------------
TOTAL LIABILITIES.............   209,354,333        28,434,336             88,392            658,143         12,550,652
                                ------------    --------------    ---------------    ---------------    ---------------
TOTAL NET ASSETS..............  $534,016,579    $  282,213,730    $    42,605,328    $   603,583,817    $   109,759,599
                                ------------    --------------    ---------------    ---------------    ---------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL.............  $377,956,375    $  204,611,586    $    40,114,441    $   453,994,430    $   109,223,035
  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS).............             0                 0            (28,504)        (1,234,095)                 0
  UNDISTRIBUTED NET REALIZED
    GAIN (LOSS) ON INVESTMENTS
    AND FOREIGN CURRENCY
    TRANSACTIONS..............   103,841,060        22,869,436         (1,527,254)       109,324,317           (319,303)
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION
  OF ASSETS AND LIABILITIES IN
    FOREIGN CURRENCIES........    52,219,144        54,732,708          4,046,645         41,499,165            855,867
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) OF
    FUTURES...................             0                 0                  0                  0                  0
TOTAL NET ASSETS..............  $534,016,579    $  282,213,730    $    42,605,328    $   603,583,817    $   109,759,599
                                ------------    --------------    ---------------    ---------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS - CLASS A..........  $203,163,735    $    4,839,522                N/A                N/A    $    42,625,702
SHARES OUTSTANDING -
  CLASS A.....................     4,672,653           161,738                N/A                N/A          4,214,192
NET ASSET VALUE PER SHARE -
  CLASS A.....................  $      43.48    $        29.92                N/A                N/A    $         10.11
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A(1)..........  $      46.13    $        31.75                N/A                N/A    $         10.73
NET ASSETS - CLASS B..........  $116,520,201    $    5,437,766                N/A                N/A    $    52,958,390
SHARES OUTSTANDING -
  CLASS B.....................     2,752,395           187,331                N/A                N/A          5,244,458
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS B.....................  $      42.33    $        29.03                N/A                N/A    $         10.10
NET ASSETS - CLASS C..........  $ 28,017,705               N/A                N/A                N/A    $    14,175,507
SHARES OUTSTANDING -
  CLASS C.....................       662,273               N/A                N/A                N/A          1,401,774
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS C.....................  $      42.31               N/A                N/A                N/A    $         10.11
NET ASSETS - INSTITUTIONAL
  CLASS.......................  $186,314,938    $  271,936,442    $    42,605,328    $   603,583,817                N/A
SHARES OUTSTANDING -
  INSTITUTIONAL CLASS.........     4,208,720         9,074,721          4,012,403         16,665,971                N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  INSTITUTIONAL CLASS.........  $      44.27    $        29.97    $         10.62    $         36.22                N/A
NET ASSETS - CLASS O..........           N/A               N/A                N/A                N/A                N/A
SHARES OUTSTANDING -
  CLASS O.....................           N/A               N/A                N/A                N/A                N/A
NET ASSET VALUE AND OFFERING
  PRICE PER SHARE -
  CLASS O.....................           N/A               N/A                N/A                N/A                N/A
INVESTMENTS AT COST
  (NOTE 10)...................  $495,475,905    $  224,130,093    $    38,606,700    $   562,026,043    $   108,947,271
                                ------------    --------------    ---------------    ---------------    ---------------

STOCK FUNDS    STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                           DISCIPLINED  DIVERSIFIED
                                GROWTH       EQUITY
---------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS..............  $  336,044   $24,950,391(1)
  INTEREST...............      35,715     3,721,962
  SECURITIES LENDING
    INCOME...............      16,482       515,285
  NET EXPENSES ALLOCATED
    FROM PORTFOLIOS......    (298,424)  (14,484,624)
                           ----------   -----------
TOTAL INVESTMENT INCOME
  (LOSS).................      89,817    14,703,014
                           ----------   -----------
EXPENSES
  ADVISORY FEES..........           0     5,590,974
  ADMINISTRATION FEES....      54,372     3,134,337
  CUSTODY FEES...........           0             0
  SHAREHOLDER SERVICING
    FEES.................           0       527,348
  PORTFOLIO ACCOUNTING
    FEES.................      17,480       146,063
  TRANSFER AGENT
    CLASS A..............         N/A       188,130
    CLASS B..............         N/A       278,239
    CLASS C..............         N/A        45,119
    INSTITUTIONAL
     CLASS ..............      13,982       608,140
    CLASS O..............         N/A           N/A
  DISTRIBUTION FEES
    CLASS A..............         N/A             0
    CLASS B..............         N/A     1,025,350
    CLASS C..............         N/A        39,832
  LEGAL AND AUDIT FEES...       5,990        52,764
  REGISTRATION FEES......      20,149       138,634
  DIRECTORS' FEES........       4,826         6,331
  SHAREHOLDER REPORTS....       3,429       231,517
  OTHER..................       1,065        68,817
                           ----------   -----------
TOTAL EXPENSES...........     121,293    12,081,595
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............     (23,831)   (3,146,712)
                           ----------   -----------
  NET EXPENSES...........      97,462     8,934,883
                           ----------   -----------
NET INVESTMENT INCOME....      (7,645)    5,768,131
                           ----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............           0             0
  FINANCIAL FUTURES
    TRANSACTIONS.........           0             0
  FOREIGN CURRENCY
    TRANSACTIONS.........           0             0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........  10,469,423   184,590,866
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           0        42,728
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           0     2,016,184
                           ----------   -----------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......  10,469,423   186,649,778
                           ----------   -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............           0             0
  FINANCIAL FUTURES
    TRANSACTIONS.........           0             0
  FOREIGN CURRENCY
    TRANSACTIONS.........           0             0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........  (3,182,033)  135,657,065
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           0      (133,121)
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           0    (1,229,008)
                           ----------   -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............  (3,182,033)  134,294,936
                           ----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........   7,287,390   320,944,714
                           ----------   -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $7,279,745   $326,712,845
                           ----------   -----------

(1)  NET OF FOREIGN WITHHOLDING TAXES OF $537,456
(2)  NET OF FOREIGN WITHHOLDING TAXES OF $393,457
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2000    STOCK FUNDS
--------------------------------------------------------------------------------

                           DIVERSIFIED        EQUITY      EQUITY      EQUITY                    GROWTH
                             SMALL CAP        INCOME       INDEX       VALUE       GROWTH       EQUITY
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS..............  $  747,692   $ 34,943,737  $8,129,548  $2,406,671  $ 3,607,669  $ 5,693,080(2)
  INTEREST...............     348,771      1,509,479     840,574     173,553      506,471    2,153,788
  SECURITIES LENDING
    INCOME...............      39,009        192,291     145,279      34,379      114,195      230,989
  NET EXPENSES ALLOCATED
    FROM PORTFOLIOS......    (622,575)   (11,723,126)          0           0            0   (7,040,936)
                           ----------   ------------  ----------  ----------  -----------  -----------
TOTAL INVESTMENT INCOME
  (LOSS).................     512,897     24,922,381   9,115,401   2,614,603    4,228,335    1,036,921
                           ----------   ------------  ----------  ----------  -----------  -----------
EXPENSES
  ADVISORY FEES..........     226,793              0   1,824,012   1,246,549    3,372,332    1,980,445
  ADMINISTRATION FEES....     128,913      2,467,805   1,094,408     260,445      698,197    1,116,704
  CUSTODY FEES...........           0              0     131,508      33,991       91,729            0
  SHAREHOLDER SERVICING
    FEES.................      85,997        861,578   1,823,168     230,677    1,042,727      101,609
  PORTFOLIO ACCOUNTING
    FEES.................      66,366        100,076     119,447      71,401       82,530       69,787
  TRANSFER AGENT
    CLASS A..............       2,053        409,753     806,739      73,249      640,187       35,703
    CLASS B..............       2,297        294,028     212,747     166,823      174,332       63,021
    CLASS C..............         N/A          5,065         N/A       1,219          N/A        3,658
    INSTITUTIONAL
     CLASS ..............      41,266        596,308         N/A       4,737       11,416      209,097
    CLASS O..............         N/A            N/A         169         N/A          N/A          N/A
  DISTRIBUTION FEES
    CLASS A..............         126              0           0           0            0            0
    CLASS B..............       5,430      1,200,654     666,918     385,607      537,374      178,615
    CLASS C..............         N/A         37,120         N/A       5,627          N/A        8,914
  LEGAL AND AUDIT FEES...       7,251         24,942      75,923      29,014       70,190       27,527
  REGISTRATION FEES......      65,590        160,124      40,536      36,942       63,208       68,985
  DIRECTORS' FEES........       4,839          6,039       5,086       4,841        4,789        4,988
  SHAREHOLDER REPORTS....       4,540        129,791     126,834      55,879      102,477      108,195
  OTHER..................       7,496         56,011      47,254      17,887       45,084       30,257
                           ----------   ------------  ----------  ----------  -----------  -----------
TOTAL EXPENSES...........     648,957      6,349,294   6,974,749   2,624,888    6,936,572    4,007,505
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............    (175,417)      (976,722) (1,130,732)   (359,778)  (1,255,710)    (839,778)
                           ----------   ------------  ----------  ----------  -----------  -----------
  NET EXPENSES...........     473,540      5,372,572   5,844,017   2,265,110    5,680,862    3,167,727
                           ----------   ------------  ----------  ----------  -----------  -----------
NET INVESTMENT INCOME....      39,357     19,549,809   3,271,384     349,493   (1,452,527)  (2,130,806)
                           ----------   ------------  ----------  ----------  -----------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............           0              0  76,748,598  18,728,410   92,788,915            0
  FINANCIAL FUTURES
    TRANSACTIONS.........           0              0    (148,703)          0    1,028,760            0
  FOREIGN CURRENCY
    TRANSACTIONS.........           0              0           0           0            0            0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........   8,251,535     56,194,504           0           0            0  113,260,477
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           0              0           0           0            0      107,975
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........     463,094              0           0           0            0      817,133
                           ----------   ------------  ----------  ----------  -----------  -----------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......   8,714,629     56,194,504  76,599,895  18,728,410   93,817,675  114,185,585
                           ----------   ------------  ----------  ----------  -----------  -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............           0              0   3,819,957     821,226  (28,751,547)           0
  FINANCIAL FUTURES
    TRANSACTIONS.........           0              0     139,975           0            0            0
  FOREIGN CURRENCY
    TRANSACTIONS.........           0              0           0           0            0            0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........   9,737,059   (139,410,700)          0           0            0   57,432,057
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........           4          1,770           0           0            0      (73,484)
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........    (141,156)             0           0           0            0      297,639
                           ----------   ------------  ----------  ----------  -----------  -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............   9,595,907   (139,408,930)  3,959,932     821,226  (28,751,547)  57,656,212
                           ----------   ------------  ----------  ----------  -----------  -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........  18,310,536    (83,214,426) 80,559,827  19,549,636   65,066,128  171,841,797
                           ----------   ------------  ----------  ----------  -----------  -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $18,349,893  $(63,664,617) $83,831,211 $19,899,129 $63,613,601  $169,710,991
                           ----------   ------------  ----------  ----------  -----------  -----------

STOCK FUNDS    STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                                       INTERNATIONAL
                                 INDEX  INTERNATIONAL         EQUITY
--------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS..............  $10,750,835   $ 3,676,607(3) $   1,830,597(4)
  INTEREST...............    1,212,282       797,459         909,638
  SECURITIES LENDING
    INCOME...............      240,171        73,439               0
  NET EXPENSES ALLOCATED
    FROM PORTFOLIOS......   (1,287,986)   (3,961,858)              0
                           -----------   -----------   -------------
TOTAL INVESTMENT INCOME
  (LOSS).................   10,915,302       585,647       2,740,235
                           -----------   -----------   -------------
EXPENSES
  ADVISORY FEES..........            0       148,148       1,724,297
  ADMINISTRATION FEES....    1,358,912       459,496         258,644
  CUSTODY FEES...........            0             0         254,122
  SHAREHOLDER SERVICING
    FEES.................            0        15,346         293,312
  PORTFOLIO ACCOUNTING
    FEES.................       45,078        61,016         249,082
  TRANSFER AGENT
    CLASS A..............          N/A        13,914          61,361
    CLASS B..............          N/A        10,211         178,868
    CLASS C..............          N/A           N/A           7,230
    INSTITUTIONAL
     CLASS ..............      279,257       131,675          32,552(5)
    CLASS O..............          N/A           N/A             N/A
  DISTRIBUTION FEES
    CLASS A..............          N/A             0               0
    CLASS B..............          N/A        21,872         429,354
    CLASS C..............          N/A           N/A          14,904
  LEGAL AND AUDIT FEES...       21,085        10,638         117,516
  REGISTRATION FEES......      106,286        29,030         123,443
  DIRECTORS' FEES........        5,387         4,989           4,984
  SHAREHOLDER REPORTS....       55,616        16,736          92,580
  OTHER..................       25,704         5,114          38,783
                           -----------   -----------   -------------
TOTAL EXPENSES...........    1,897,325       928,185       3,881,032
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............     (776,468)     (111,893)       (593,029)
                           -----------   -----------   -------------
  NET EXPENSES...........    1,120,857       816,292       3,288,003
                           -----------   -----------   -------------
NET INVESTMENT INCOME....    9,794,445      (230,645)       (547,768)
                           -----------   -----------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............            0             0       5,272,230
  FINANCIAL FUTURES
    TRANSACTIONS.........            0             0               0
  FOREIGN CURRENCY
    TRANSACTIONS.........            0             0        (348,291)
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........   29,769,804    65,729,629               0
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........            0       476,389               0
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........   (1,001,318)            0               0
                           -----------   -----------   -------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......   28,768,486    66,206,018       4,923,939
                           -----------   -----------   -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............            0             0        (828,432)
  FINANCIAL FUTURES
    TRANSACTIONS.........            0             0               0
  FOREIGN CURRENCY
    TRANSACTIONS.........            0             0         (10,427)
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........   69,898,190   (18,924,319)              0
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........            0        13,580               0
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........      785,671             0               0
                           -----------   -----------   -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............   70,683,861   (18,910,739)       (838,859)
                           -----------   -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........   99,452,347    47,295,279       4,085,080
                           -----------   -----------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $109,246,792  $47,064,634   $   3,537,312
                           -----------   -----------   -------------

(3)  NET OF FOREIGN WITHHOLDING TAXES OF $575,869
(4)  NET OF FOREIGN WITHHOLDING TAXES OF $340,339
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON NOVEMBER 8, 1999.
(6)  THIS FUND COMMENCED OPERATIONS ON SEPTEMBER 18, 2000.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2000    STOCK FUNDS
--------------------------------------------------------------------------------

                                   LARGE                                                   SMALL
                                 COMPANY      SMALL CAP      SMALL CAP   SMALL CAP       COMPANY     SPECIALIZED
                                  GROWTH         GROWTH  OPPORTUNITIES       VALUE        GROWTH  TECHNOLOGY (6)
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS..............  $   5,732,445  $     359,729  $     637,027  $   76,944  $  2,085,206  $        3,101
  INTEREST...............      2,792,831      1,256,840      1,166,458      60,366     1,830,396          57,968
  SECURITIES LENDING
    INCOME...............        292,177        347,908         82,093      17,517       131,176               0
  NET EXPENSES ALLOCATED
    FROM PORTFOLIOS......    (14,515,928)             0              0    (136,947)   (5,740,847)              0
                           -------------  -------------  -------------  ----------  ------------  --------------
TOTAL INVESTMENT INCOME
  (LOSS).................     (5,698,475)     1,964,477      1,885,578      17,880    (1,694,069)         61,069
                           -------------  -------------  -------------  ----------  ------------  --------------
EXPENSES
  ADVISORY FEES..........              0      3,450,379      2,100,579           0             0          39,419
  ADMINISTRATION FEES....      2,695,969        578,373        341,299      28,293       866,894           5,632
  CUSTODY FEES...........              0         80,125         46,359           0             0           2,628
  SHAREHOLDER SERVICING
    FEES.................      1,515,913        790,812        228,937      18,262       560,259           9,385
  PORTFOLIO ACCOUNTING
    FEES.................        161,581        188,681         95,534      49,993        46,054           5,256
  TRANSFER AGENT
    CLASS A..............        224,359        575,522         18,204         N/A           N/A           1,474
    CLASS B..............        649,351        387,342          3,923         N/A           N/A           1,773
    CLASS C..............         20,190(5)        40,085           N/A        N/A           N/A             507
    INSTITUTIONAL
     CLASS ..............        684,872         76,572        118,867       8,515       255,787             N/A
    CLASS O..............            N/A            N/A            N/A         N/A           N/A             N/A
  DISTRIBUTION FEES
    CLASS A..............         20,221              0              0         N/A           N/A               0
    CLASS B..............      2,614,384        620,628         35,869         N/A           N/A          13,299
    CLASS C..............         84,126(5)       164,898           N/A        N/A           N/A           3,802
  LEGAL AND AUDIT FEES...        263,812         38,413         25,689       5,853        32,676           2,082
  REGISTRATION FEES......        363,868        274,833         31,037      20,773       153,103           3,550
  DIRECTORS' FEES........          5,659          4,789          4,802       4,801         5,167             204
  SHAREHOLDER REPORTS....         89,639        181,946          8,764       1,104        76,688           2,219
  OTHER..................         85,847         44,711          8,527         656        21,573           1,629
                           -------------  -------------  -------------  ----------  ------------  --------------
TOTAL EXPENSES...........      9,479,791      7,498,109      3,068,390     138,250     2,018,201          92,859
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............     (1,927,814)    (1,855,697)       (86,963)    (24,625)      (95,726)         (9,761)
                           -------------  -------------  -------------  ----------  ------------  --------------
  NET EXPENSES...........      7,551,977      5,642,412      2,981,427     113,625     1,922,475          83,098
                           -------------  -------------  -------------  ----------  ------------  --------------
NET INVESTMENT INCOME....    (13,250,452)    (3,677,935)    (1,095,849)    (95,745)   (3,616,544)        (22,029)
                           -------------  -------------  -------------  ----------  ------------  --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM:
  SECURITIES.............              0    121,458,345     40,871,443           0             0        (319,303)
  FINANCIAL FUTURES
    TRANSACTIONS.........              0              0              0           0             0               0
  FOREIGN CURRENCY
    TRANSACTIONS.........              0              0              0           0             0               0
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........     27,792,196              0              0   1,827,017   140,240,856               0
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0              0              0           0             0               0
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........         (9,595)             0              0           0             0               0
                           -------------  -------------  -------------  ----------  ------------  --------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......     27,782,601    121,458,345     40,871,443   1,827,017   140,240,856        (319,303)
                           -------------  -------------  -------------  ----------  ------------  --------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF:
  SECURITIES.............              0     18,973,273     46,369,927           0             0         855,874
  FINANCIAL FUTURES
    TRANSACTIONS.........              0              0              0           0             0               0
  FOREIGN CURRENCY
    TRANSACTIONS.........              0              0              0           0             0              (7)
  SECURITIES TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........    403,679,314              0              0  (1,709,041)   34,953,588               0
  FOREIGN CURRENCY
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........              0              0              0           6             0               0
  FINANCIAL FUTURES
    TRANSACTIONS
    ALLOCATED FROM
    PORTFOLIOS...........          9,582              0              0           0             0               0
                           -------------  -------------  -------------  ----------  ------------  --------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............    403,688,896     18,973,273     46,369,927  (1,709,035)   34,953,588         855,867
                           -------------  -------------  -------------  ----------  ------------  --------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........    431,471,497    140,431,618     87,241,370     117,982   175,194,444         536,564
                           -------------  -------------  -------------  ----------  ------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $ 418,221,045  $ 136,753,683  $  86,145,521  $   22,237  $171,577,900  $      514,535
                           -------------  -------------  -------------  ----------  ------------  --------------

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            DISCIPLINED GROWTH
                           -----------------------------------------------------
                                      FOR THE        FOR THE FOUR        FOR THE
                                   YEAR ENDED        MONTHS ENDED     YEAR ENDED
                           SEPTEMBER 30, 2000  SEPTEMBER 30, 1999   MAY 31, 1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $       49,972,894  $       54,306,519  $  12,324,701
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............              (7,645)            (54,594)       (60,021)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........          10,469,423           1,517,460     (1,387,934)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...          (3,182,033)         (1,428,717)    11,275,557
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........           7,279,745              34,149      9,827,602
                           ------------------  ------------------  -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                 N/A                 N/A            N/A
    CLASS B..............                 N/A                 N/A            N/A
    CLASS C..............                 N/A                 N/A            N/A
  INSTITUTIONAL CLASS....                   0                   0         (1,648)
    CLASS O..............                 N/A                 N/A            N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                 N/A                 N/A            N/A
    CLASS B..............                 N/A                 N/A            N/A
    CLASS C..............                 N/A                 N/A            N/A
  INSTITUTIONAL CLASS....            (967,962)                  0              0
    CLASS O..............                 N/A                 N/A            N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                 N/A                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS A............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......                 N/A                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS B............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                 N/A                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS C............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....           3,512,451           1,884,982     44,185,119(1)
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....             173,866                   0              0
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....         (28,196,396)         (6,252,756)   (12,029,255)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....         (24,510,079)         (4,367,774)    32,155,864
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         (18,198,296)         (4,333,625)    41,981,818
                           ------------------  ------------------  -------------
NET ASSETS:
--------------------------------------------------------------------------------
ENDING NET ASSETS........  $       31,774,598  $       49,972,894  $  54,306,519
                           ------------------  ------------------  -------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............                 N/A                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A                 N/A            N/A
  SHARES REDEEMED -
    CLASS A..............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  SHARES SOLD -
    CLASS B..............                 N/A                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A                 N/A            N/A
  SHARES REDEEMED -
    CLASS B..............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  SHARES SOLD -
    CLASS C..............                 N/A                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A            N/A
  SHARES REDEEMED -
    CLASS C..............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....             286,223             162,960      4,691,848(1)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....              14,709                   0              0
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (2,304,131)           (539,891)    (1,114,800)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....          (2,003,199)           (376,931)     3,577,048
                           ------------------  ------------------  -------------
  SHARES SOLD -
    CLASS O..............                 N/A                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A            N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $          (42,361) $                0  $           0
                           ------------------  ------------------  -------------

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                             DIVERSIFIED EQUITY
                           ------------------------------------------------------
                                      FOR THE        FOR THE FOUR         FOR THE
                                   YEAR ENDED        MONTHS ENDED      YEAR ENDED
                           SEPTEMBER 30, 2000  SEPTEMBER 30, 1999    MAY 31, 1999
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $    2,088,989,003  $    1,810,607,147  $1,658,240,431
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           5,768,131           2,815,526       7,263,003
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........         186,649,778          48,744,179      69,434,989
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...         134,294,936         (79,055,363)    155,158,955
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         326,712,845         (27,495,658)    231,856,947
                           ------------------  ------------------  --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............            (232,589)                  0        (269,774)
    CLASS B..............                   0                   0               0
    CLASS C..............                   0                   0            (905)
  INSTITUTIONAL CLASS....          (5,929,451)                  0      (6,719,636)
    CLASS O..............                 N/A                 N/A             N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............          (4,002,286)                  0      (1,318,172)
    CLASS B..............          (6,565,599)                  0      (2,118,718)
    CLASS C..............            (128,326)                  0          (4,423)
  INSTITUTIONAL CLASS....        (102,031,149)                  0     (32,833,554)
    CLASS O..............                 N/A                 N/A             N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         267,678,911           5,251,832      18,382,464
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           4,141,301                   0       1,555,531
  COST OF SHARES REDEEMED
    - CLASS A............        (255,761,304)         (3,983,360)    (13,727,157)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................          16,058,908           1,268,472       6,210,838
                           ------------------  ------------------  --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          33,592,417           7,782,318      26,937,589
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           6,380,326                   0       2,057,513
  COST OF SHARES REDEEMED
    - CLASS B............         (21,402,185)         (4,039,229)    (10,529,111)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................          18,570,558           3,743,089      18,465,991
                           ------------------  ------------------  --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......           7,413,519           1,598,629         531,763
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             127,405                   0           4,011
  COST OF SHARES REDEEMED
    - CLASS C............          (1,329,749)            (93,687)        (19,649)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................           6,211,175           1,504,942         516,125
                           ------------------  ------------------  --------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....         206,314,136         409,909,858     308,645,466
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....         106,058,084                   0      38,912,029
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....        (464,174,744)       (110,548,847)   (408,975,498)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....        (151,802,524)        299,361,011     (61,418,003)
                           ------------------  ------------------  --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A                 N/A             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A             N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A                 N/A             N/A
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A                 N/A             N/A
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          96,861,562         278,381,856     152,366,716
                           ------------------  ------------------  --------------
NET ASSETS:
---------------------------------------------------------------------------------
ENDING NET ASSETS........  $    2,185,850,565  $    2,088,989,003  $1,810,607,147
                           ------------------  ------------------  --------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............           5,275,231             105,338         413,591
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              82,250                   0          35,487
  SHARES REDEEMED -
    CLASS A..............          (5,014,539)            (80,188)       (311,744)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................             342,942              25,150         137,334
                           ------------------  ------------------  --------------
  SHARES SOLD -
    CLASS B..............             658,131             158,234         613,385
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             128,486                   0          47,366
  SHARES REDEEMED -
    CLASS B..............            (417,599)            (82,020)       (240,909)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             369,018              76,214         419,842
                           ------------------  ------------------  --------------
  SHARES SOLD -
    CLASS C..............             143,289              32,736          11,575
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............               2,533                   0              91
  SHARES REDEEMED -
    CLASS C..............             (25,116)             (1,850)           (429)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................             120,706              30,886          11,237
                           ------------------  ------------------  --------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....           3,971,105           8,082,334       6,936,823
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....           2,106,835                   0         888,401
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (8,945,346)         (2,217,985)     (9,367,163)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....          (2,867,406)          5,864,349      (1,541,939)
                           ------------------  ------------------  --------------
  SHARES SOLD -
    CLASS O..............                 N/A                 N/A             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A             N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A                 N/A             N/A
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A                 N/A             N/A
                           ------------------  ------------------  --------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $        7,753,883  $        8,237,731  $    5,854,223
                           ------------------  ------------------  --------------

                                           DIVERSIFIED SMALL CAP
                           -----------------------------------------------------
                                      FOR THE        FOR THE FOUR        FOR THE
                                   YEAR ENDED        MONTHS ENDED     YEAR ENDED
                           SEPTEMBER 30, 2000  SEPTEMBER 30, 1999   MAY 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....  $       69,286,908  $       62,241,111  $  12,551,165
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............              39,357             (43,240)       (19,783)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........           8,714,629           2,218,511     (4,092,709)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...           9,595,907          (2,252,298)     3,595,266
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          18,349,893             (77,027)      (517,226)
                           ------------------  ------------------  -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                   0                   0           (102)
    CLASS B..............                   0                   0              0
    CLASS C..............                 N/A                 N/A            N/A

  INSTITUTIONAL CLASS....                   0                   0         (1,573)
    CLASS O..............                 N/A                 N/A            N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                   0                   0              0
    CLASS B..............                   0                   0              0
    CLASS C..............                 N/A                 N/A            N/A

  INSTITUTIONAL CLASS....                   0                   0              0
    CLASS O..............                 N/A                 N/A            N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......             289,423              19,737      2,942,162
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                   0                   0            102
  COST OF SHARES REDEEMED
    - CLASS A............          (1,077,474)           (262,777)    (1,656,498)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................            (788,051)           (243,040)     1,285,766
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......             266,986             124,041        495,965
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                   0                   0              0
  COST OF SHARES REDEEMED
    - CLASS B............            (140,970)            (42,387)       (46,696)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................             126,016              81,654        449,269
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                 N/A                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS C............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....          63,629,340          13,260,671     59,524,813
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0                   0          1,066
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....         (33,403,029)         (5,976,461)   (11,052,067)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....          30,226,311           7,284,210     48,473,812
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          47,914,169           7,045,797     49,689,946
                           ------------------  ------------------  -------------
NET ASSETS:
-------------------------
ENDING NET ASSETS........  $      117,201,077  $       69,286,908  $  62,241,111
                           ------------------  ------------------  -------------
SHARE ISSUED AND REDEEMED
  SHARES SOLD -
    CLASS A..............              26,616               1,973        329,220
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                   0                   0             11
  SHARES REDEEMED -
    CLASS A..............            (102,580)            (26,807)      (171,238)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................             (75,964)            (24,834)       157,993
                           ------------------  ------------------  -------------
  SHARES SOLD -
    CLASS B..............              26,347              13,455         58,846
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                   0                   0              0
  SHARES REDEEMED -
    CLASS B..............             (13,385)             (4,386)        (5,692)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................              12,962               9,069         53,154
                           ------------------  ------------------  -------------
  SHARES SOLD -
    CLASS C..............                 N/A                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A            N/A
  SHARES REDEEMED -
    CLASS C..............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....           6,152,435           1,421,871      6,784,576
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0                   0            123
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (3,274,346)           (647,523)    (1,277,086)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....           2,878,089             774,348      5,507,613
                           ------------------  ------------------  -------------
  SHARES SOLD -
    CLASS O..............                 N/A                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A            N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $           62,913  $                0  $           0
                           ------------------  ------------------  -------------

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               EQUITY INCOME
                           ------------------------------------------------------
                                      FOR THE        FOR THE FOUR         FOR THE
                                   YEAR ENDED        MONTHS ENDED      YEAR ENDED
                           SEPTEMBER 30, 2000  SEPTEMBER 30, 1999    MAY 31, 1999
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $    1,701,406,862  $    1,732,495,848  $1,356,914,311
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............          19,549,809           6,337,791      17,704,393
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........          56,194,504          37,939,911       7,349,243
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...        (139,408,930)       (119,421,858)    197,583,941
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         (63,664,617)        (75,144,156)    222,637,577
                           ------------------  ------------------  --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............          (2,074,119)           (560,495)     (1,080,235)
    CLASS B..............            (493,620)           (171,989)       (454,877)(3)
    CLASS C..............             (17,966)             (3,398)         (1,183)
  INSTITUTIONAL CLASS....         (16,923,175)         (7,794,280)    (16,436,298)
    CLASS O..............                 N/A                 N/A             N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............         (11,863,373)                  0        (532,668)
    CLASS B..............         (10,110,321)                  0        (507,071)
    CLASS C..............            (365,491)                  0             (66)
  INSTITUTIONAL CLASS....         (95,241,826)                  0      (8,080,050)
    CLASS O..............                 N/A                 N/A             N/A(10)
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         179,995,350(2)         14,414,264     31,030,310
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............          13,222,106             527,543       1,790,207
  COST OF SHARES REDEEMED
    - CLASS A............         (68,239,026)         (5,536,628)    (14,225,873)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         124,978,430           9,405,179      18,594,644
                           ------------------  ------------------  --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          96,761,112(2)         22,009,648     36,986,937
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............          10,214,105             165,143         928,800
  COST OF SHARES REDEEMED
    - CLASS B............         (52,686,558)         (4,190,970)     (9,778,614)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................          54,288,659          17,983,821      28,137,123
                           ------------------  ------------------  --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......           6,739,508           1,182,833       1,073,688
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............             363,092               2,957             406
  COST OF SHARES REDEEMED
    - CLASS C............          (1,765,163)            (53,142)         (2,757)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................           5,337,437           1,132,648       1,071,337
                           ------------------  ------------------  --------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....         384,231,744          82,657,036     322,396,267(3)
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....          66,358,682           2,205,592       7,548,280
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....        (376,111,805)        (60,798,944)   (197,711,243)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....          74,478,621          24,063,684     132,233,304
                           ------------------  ------------------  --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A                 N/A             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A             N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A                 N/A             N/A
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A                 N/A             N/A
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          58,328,639         (31,088,986)    375,581,537
                           ------------------  ------------------  --------------
NET ASSETS:
---------------------------------------------------------------------------------
ENDING NET ASSETS........  $    1,759,735,501  $    1,701,406,862  $1,732,495,848
                           ------------------  ------------------  --------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............           3,576,488(2)            306,313        746,028
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             312,389              11,703          37,930
  SHARES REDEEMED -
    CLASS A..............          (1,601,413)           (118,467)       (340,027)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................           2,287,464             199,549         443,931
                           ------------------  ------------------  --------------
  SHARES SOLD -
    CLASS B..............           2,017,126(2)            469,263        879,514
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             241,165               3,688          23,066
  SHARES REDEEMED -
    CLASS B..............          (1,243,660)            (89,092)       (235,545)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................           1,014,631             383,859         667,035
                           ------------------  ------------------  --------------
  SHARES SOLD -
    CLASS C..............             153,514              24,641          23,317
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............               8,411                  64              29
  SHARES REDEEMED -
    CLASS C..............             (40,691)             (1,104)            (59)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................             121,234              23,601          23,287
                           ------------------  ------------------  --------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....           7,987,096           1,755,656       6,894,900(3)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....           1,558,368              48,885       1,081,099
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (8,832,274)         (1,291,122)     (4,683,126)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....             713,190             513,419       3,292,873
                           ------------------  ------------------  --------------
  SHARES SOLD -
    CLASS O..............                 N/A                 N/A             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A             N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A                 N/A             N/A
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A                 N/A             N/A
                           ------------------  ------------------  --------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $          661,435  $          620,427  $    2,812,753
                           ------------------  ------------------  --------------

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                        EQUITY INDEX                            EQUITY VALUE                     GROWTH
                           --------------------------------------  --------------------------------------  ------------------
                                      FOR THE             FOR THE             FOR THE             FOR THE             FOR THE
                                   YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                           SEPTEMBER 30, 2000  SEPTEMBER 30, 1999  SEPTEMBER 30, 2000  SEPTEMBER 30, 1999  SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      678,042,470  $      536,277,099  $      214,323,605  $      284,877,531  $      393,631,019
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           3,271,384           4,142,194             349,493           2,021,200          (1,452,527)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........          76,599,895          30,876,204          18,728,410          29,851,190          93,817,675
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...           3,959,932         106,433,974             821,226         (12,549,932)        (28,751,547)
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          83,831,211         141,452,372          19,899,129          19,322,458          63,613,601
                           ------------------  ------------------  ------------------  ------------------  ------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............            (800,901)         (4,167,469)            (49,975)           (347,194)                  0
    CLASS B..............                   0                   0                   0          (1,539,521)                  0
    CLASS C..............                 N/A                 N/A                   0            (135,267)                N/A
  INSTITUTIONAL CLASS....                 N/A                 N/A            (297,172)             (2,142)                  0
    CLASS O..............                   0                   0                 N/A                 N/A                 N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............         (24,468,798)        (26,108,859)         (4,529,283)         (3,538,387)        (41,351,152)
    CLASS B..............          (3,014,572)         (1,095,863)         (8,583,570)        (13,698,449)         (8,082,200)
    CLASS C..............                 N/A                 N/A            (132,979)         (6,065,329)                N/A
  INSTITUTIONAL CLASS....                 N/A                 N/A         (18,332,235)           (109,507)         (2,317,941)
    CLASS O..............                   0                   0                 N/A                 N/A                 N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          48,788,411          69,401,290           1,807,838           2,964,282          34,010,891(4)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............          25,103,225          31,362,005           4,291,930           3,820,382          40,730,919
  COST OF SHARES REDEEMED
    - CLASS A............        (139,374,689)       (115,068,851)        (11,840,226)        (17,801,986)        (83,042,476)
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         (65,483,053)        (14,305,556)         (5,740,458)        (11,017,322)         (8,300,666)
                           ------------------  ------------------  ------------------  ------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          40,397,622          49,781,286           2,933,271           5,260,255          13,859,024(4)
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           2,930,535           1,083,255           8,492,555           6,221,027           7,997,501
  COST OF SHARES REDEEMED
    - CLASS B............         (18,976,214)         (4,874,045)        (21,291,312)        (24,273,622)        (14,064,298)
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................          24,351,943          45,990,496          (9,865,486)        (12,792,340)          7,792,227
                           ------------------  ------------------  ------------------  ------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                 N/A                 N/A              96,346             493,290                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A             122,175              95,492                 N/A
  COST OF SHARES REDEEMED
    - CLASS C............                 N/A                 N/A            (450,925)           (920,285)                N/A
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                 N/A                 N/A            (232,404)           (331,503)                N/A
                           ------------------  ------------------  ------------------  ------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....                 N/A                 N/A           6,343,404          12,846,565         132,163,661(4)
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                 N/A                 N/A          15,073,176          12,753,772           1,401,843
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....                 N/A                 N/A         (67,194,360)        (65,899,760)       (105,517,762)
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....                 N/A                 N/A         (45,777,780)        (40,299,423)         28,047,742
                           ------------------  ------------------  ------------------  ------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......          10,031,924                 250                 N/A                 N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                   0                   0                 N/A                 N/A                 N/A
  COST OF SHARES REDEEMED
    - CLASS O............             (19,377)                  0                 N/A                 N/A                 N/A
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................          10,012,547                 250                 N/A                 N/A                 N/A
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          24,428,377         141,765,371         (73,642,213)        (70,553,926)         39,401,611
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS........  $      702,470,847  $      678,042,470  $      140,681,392  $      214,323,605  $      433,032,630
                           ------------------  ------------------  ------------------  ------------------  ------------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............             580,706             891,085             139,461             189,690           1,549,543(4)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             298,520             436,527             339,476             252,766           1,945,125
  SHARES REDEEMED -
    CLASS A..............          (1,649,480)         (1,495,986)           (887,286)         (1,139,567)         (3,656,769)
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................            (770,254)           (168,374)           (408,349)           (697,111)           (162,101)
                           ------------------  ------------------  ------------------  ------------------  ------------------
  SHARES SOLD -
    CLASS B..............             480,807             634,985             275,143             411,338             904,745(4)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............              34,781              15,222             820,265             503,665             542,203
  SHARES REDEEMED -
    CLASS B..............            (224,994)            (63,325)         (1,960,702)         (1,904,338)           (879,559)
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             290,594             586,882            (865,294)           (989,335)            567,389
                           ------------------  ------------------  ------------------  ------------------  ------------------
  SHARES SOLD -
    CLASS C..............                 N/A                 N/A               8,893              38,141                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A              11,804               7,730                 N/A
  SHARES REDEEMED -
    CLASS C..............                 N/A                 N/A             (41,960)            (72,519)                N/A
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                 N/A                 N/A             (21,263)            (26,648)                N/A
                           ------------------  ------------------  ------------------  ------------------  ------------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....                 N/A                 N/A             471,033             818,239           5,279,130(4)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                 N/A                 N/A           1,193,200             844,162              57,078
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....                 N/A                 N/A          (5,141,894)         (4,180,892)         (4,031,149)
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....                 N/A                 N/A          (3,477,661)         (2,518,491)          1,305,059
                           ------------------  ------------------  ------------------  ------------------  ------------------
  SHARES SOLD -
    CLASS O..............             117,127                   3                 N/A                 N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                   0                   0                 N/A                 N/A                 N/A
  SHARES REDEEMED -
    CLASS O..............                (218)                  0                 N/A                 N/A                 N/A
                           ------------------  ------------------  ------------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................             116,909                   3                 N/A                 N/A                 N/A
                           ------------------  ------------------  ------------------  ------------------  ------------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $        2,463,601  $                0  $             (577) $                0  $                0
                           ------------------  ------------------  ------------------  ------------------  ------------------

                                 GROWTH
                           ------------------
                                      FOR THE
                                   YEAR ENDED
                           SEPTEMBER 30, 1999
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....  $      368,436,666
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............            (199,964)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........          51,072,520
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...          54,639,066
                           ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         105,511,622
                           ------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............            (132,579)
    CLASS B..............                   0
    CLASS C..............                 N/A

  INSTITUTIONAL CLASS....             (19,031)
    CLASS O..............                 N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............         (47,058,207)
    CLASS B..............          (7,706,288)
    CLASS C..............                 N/A

  INSTITUTIONAL CLASS....          (2,310,431)
    CLASS O..............                 N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          24,458,931
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............          46,699,469
  COST OF SHARES REDEEMED
    - CLASS A............        (101,716,364)
                           ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................         (30,557,964)
                           ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          10,008,441
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           7,535,252
  COST OF SHARES REDEEMED
    - CLASS B............         (11,472,924)
                           ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................           6,070,769
                           ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A
  COST OF SHARES REDEEMED
    - CLASS C............                 N/A
                           ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                 N/A
                           ------------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....           4,328,154
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....           1,358,567
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....          (4,290,259)
                           ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....           1,396,462
                           ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A
                           ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A
                           ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          25,194,353
                           ------------------
NET ASSETS:
-------------------------
ENDING NET ASSETS........  $      393,631,019
                           ------------------
SHARE ISSUED AND REDEEMED
  SHARES SOLD -
    CLASS A..............           1,073,917
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           2,283,029
  SHARES REDEEMED -
    CLASS A..............          (4,470,969)
                           ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................          (1,114,023)
                           ------------------
  SHARES SOLD -
    CLASS B..............             617,603
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             520,123
  SHARES REDEEMED -
    CLASS B..............            (712,314)
                           ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             425,412
                           ------------------
  SHARES SOLD -
    CLASS C..............                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A
  SHARES REDEEMED -
    CLASS C..............                 N/A
                           ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                 N/A
                           ------------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....             160,901
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....              56,609
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....            (158,939)
                           ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....              58,571
                           ------------------
  SHARES SOLD -
    CLASS O..............                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A
                           ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A
                           ------------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $         (270,938)
                           ------------------

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               GROWTH EQUITY
                           ------------------------------------------------------
                                      FOR THE        FOR THE FOUR         FOR THE
                                   YEAR ENDED        MONTHS ENDED      YEAR ENDED
                           SEPTEMBER 30, 2000  SEPTEMBER 30, 1999    MAY 31, 1999
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      687,495,546  $      956,955,739  $1,071,433,000
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............          (2,130,806)             68,585        (885,620)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........         114,185,585          42,441,356      65,419,167
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...          57,656,212         (12,838,022)      4,756,363
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         169,710,991          29,671,919      69,289,910
                           ------------------  ------------------  --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                   0                   0         (14,034)
    CLASS B..............                   0                   0               0
    CLASS C..............                   0                   0             (30)
  INSTITUTIONAL CLASS....                   0                   0        (743,167)
    CLASS O..............                 N/A                 N/A             N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............          (2,574,817)                  0      (1,027,051)
    CLASS B..............          (3,092,032)                  0      (1,049,213)
    CLASS C..............             (89,230)                  0          (2,165)
  INSTITUTIONAL CLASS....         (95,616,301)                  0     (54,387,314)
    CLASS O..............                 N/A                 N/A             N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          88,141,302          73,248,493       3,376,261
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           2,570,732                   0       1,037,693
  COST OF SHARES REDEEMED
    - CLASS A............         (99,537,405)        (67,273,692)     (8,534,711)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................          (8,825,371)          5,974,801      (4,120,757)
                           ------------------  ------------------  --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......           3,936,622             698,018       3,615,753
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           3,034,802                   0       1,032,313
  COST OF SHARES REDEEMED
    - CLASS B............          (2,732,782)           (764,230)     (2,465,177)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................           4,238,642             (66,212)      2,182,889
                           ------------------  ------------------  --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......           2,410,848             303,286          54,890
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............              89,222                   0           2,195
  COST OF SHARES REDEEMED
    - CLASS C............            (625,238)            (28,052)            (49)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................           1,874,832             275,234          57,036
                           ------------------  ------------------  --------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....         108,338,934          27,122,299     120,780,283
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....          95,133,622                   0      55,000,456
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....        (160,331,512)       (332,438,234)   (300,444,104)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....          43,141,044        (305,315,935)   (124,663,365)
                           ------------------  ------------------  --------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A                 N/A             N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A             N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A                 N/A             N/A
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A                 N/A             N/A
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         108,767,758        (269,460,193)   (114,477,261)
                           ------------------  ------------------  --------------
NET ASSETS:
---------------------------------------------------------------------------------
ENDING NET ASSETS........  $      796,263,304  $      687,495,546  $  956,955,739
                           ------------------  ------------------  --------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............           2,263,222           1,951,289          96,167
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              70,450                   0          31,004
  SHARES REDEEMED -
    CLASS A..............          (2,534,203)         (1,785,546)       (251,667)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................            (200,531)            165,743        (124,496)
                           ------------------  ------------------  --------------
  SHARES SOLD -
    CLASS B..............             103,596              19,110         106,848
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............              85,705                   0          31,425
  SHARES REDEEMED -
    CLASS B..............             (70,997)            (20,669)        (73,787)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             118,304              (1,559)         64,486
                           ------------------  ------------------  --------------
  SHARES SOLD -
    CLASS C..............              60,777               7,771           1,587
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............               2,448                   0              65
  SHARES REDEEMED -
    CLASS C..............             (15,365)               (734)             (1)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................              47,860               7,037           1,651
                           ------------------  ------------------  --------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....           2,748,650             720,339       3,479,533
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....           2,606,401                   0       1,643,276
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (4,062,523)         (8,674,078)     (8,597,077)
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....           1,292,528          (7,953,739)     (3,474,268)
                           ------------------  ------------------  --------------
  SHARES SOLD -
    CLASS O..............                 N/A                 N/A             N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A             N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A                 N/A             N/A
                           ------------------  ------------------  --------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A                 N/A             N/A
                           ------------------  ------------------  --------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $       (1,460,762) $         (362,607) $     (159,002)
                           ------------------  ------------------  --------------

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                                   INDEX                             INTERNATIONAL
                           ------------------------------------------------------  ------------------
                                      FOR THE        FOR THE FOUR         FOR THE             FOR THE
                                   YEAR ENDED        MONTHS ENDED      YEAR ENDED          YEAR ENDED
                           SEPTEMBER 30, 2000  SEPTEMBER 30, 1999    MAY 31, 1999  SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      813,861,358  $    1,154,289,145  $  784,205,413  $      279,133,783
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           9,794,445           3,615,364      11,996,814            (230,645)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........          28,768,486           8,002,770      11,843,739          66,206,018
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...          70,683,861          (1,124,074)    152,331,751         (18,910,739)
                           ------------------  ------------------  --------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         109,246,792          10,494,060     176,172,304          47,064,634
                           ------------------  ------------------  --------------  ------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                 N/A                 N/A             N/A                   0
    CLASS B..............                 N/A                 N/A             N/A                   0
    CLASS C..............                 N/A                 N/A             N/A                 N/A
  INSTITUTIONAL CLASS....          (4,724,090)         (7,598,355)     (9,565,947)                  0
    CLASS O..............                 N/A                 N/A             N/A                 N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                 N/A                 N/A             N/A            (339,005)
    CLASS B..............                 N/A                 N/A             N/A            (214,671)
    CLASS C..............                 N/A                 N/A             N/A                 N/A
  INSTITUTIONAL CLASS....          (9,975,644)         (5,815,851)     (8,472,998)        (27,284,142)
    CLASS O..............                 N/A                 N/A             N/A                 N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                 N/A                 N/A             N/A          29,762,238
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A                 N/A             N/A             338,850
  COST OF SHARES REDEEMED
    - CLASS A............                 N/A                 N/A             N/A         (28,317,461)
                           ------------------  ------------------  --------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                 N/A                 N/A             N/A           1,783,627
                           ------------------  ------------------  --------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......                 N/A                 N/A             N/A           1,449,345
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A                 N/A             N/A             210,493
  COST OF SHARES REDEEMED
    - CLASS B............                 N/A                 N/A             N/A            (414,579)
                           ------------------  ------------------  --------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................                 N/A                 N/A             N/A           1,245,259
                           ------------------  ------------------  --------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                 N/A                 N/A             N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A             N/A                 N/A
  COST OF SHARES REDEEMED
    - CLASS C............                 N/A                 N/A             N/A                 N/A
                           ------------------  ------------------  --------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                 N/A                 N/A             N/A                 N/A
                           ------------------  ------------------  --------------  ------------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....         315,030,416          92,744,713     420,043,740         137,444,484
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....          12,280,133          12,024,701      16,802,405          21,473,616
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....        (252,744,449)       (442,277,055)   (224,895,772)       (166,371,250)
                           ------------------  ------------------  --------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....          74,566,100        (337,507,641)    211,950,373          (7,453,150)
                           ------------------  ------------------  --------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A                 N/A             N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A             N/A                 N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A                 N/A             N/A                 N/A
                           ------------------  ------------------  --------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A                 N/A             N/A                 N/A
                           ------------------  ------------------  --------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         169,113,158        (340,427,787)    370,083,732          14,802,552
                           ------------------  ------------------  --------------  ------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------
ENDING NET ASSETS........  $      982,974,516  $      813,861,358  $1,154,289,145  $      293,936,335
                           ------------------  ------------------  --------------  ------------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............                 N/A                 N/A             N/A           1,124,606
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A                 N/A             N/A              13,441
  SHARES REDEEMED -
    CLASS A..............                 N/A                 N/A             N/A          (1,054,112)
                           ------------------  ------------------  --------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                 N/A                 N/A             N/A              83,935
                           ------------------  ------------------  --------------  ------------------
  SHARES SOLD -
    CLASS B..............                 N/A                 N/A             N/A              55,516
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A                 N/A             N/A               8,439
  SHARES REDEEMED -
    CLASS B..............                 N/A                 N/A             N/A             (16,204)
                           ------------------  ------------------  --------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................                 N/A                 N/A             N/A              47,751
                           ------------------  ------------------  --------------  ------------------
  SHARES SOLD -
    CLASS C..............                 N/A                 N/A             N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A             N/A                 N/A
  SHARES REDEEMED -
    CLASS C..............                 N/A                 N/A             N/A                 N/A
                           ------------------  ------------------  --------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                 N/A                 N/A             N/A                 N/A
                           ------------------  ------------------  --------------  ------------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....           5,343,777           1,654,171       8,282,644           5,212,047
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....             207,645             216,426         337,195             850,777
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (4,256,485)         (7,757,609)     (4,484,432)         (6,262,701)
                           ------------------  ------------------  --------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....           1,294,937          (5,887,012)      4,135,407            (199,877)
                           ------------------  ------------------  --------------  ------------------
  SHARES SOLD -
    CLASS O..............                 N/A                 N/A             N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A             N/A                 N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A                 N/A             N/A                 N/A
                           ------------------  ------------------  --------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A                 N/A             N/A                 N/A
                           ------------------  ------------------  --------------  ------------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $        8,685,611  $        3,615,256  $    7,598,247  $          (82,665)
                           ------------------  ------------------  --------------  ------------------

                                    INTERNATIONAL
                           --------------------------------
                                 FOR THE FOUR       FOR THE
                                 MONTHS ENDED    YEAR ENDED
                           SEPTEMBER 30, 1999  MAY 31, 1999
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....  $      276,079,108  $285,253,931
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............             843,930     1,173,546
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........          11,341,632    19,971,609
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...            (748,412)  (25,695,183)
                           ------------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          11,437,150    (4,550,028)
                           ------------------  ------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                   0       (28,212)
    CLASS B..............                   0             0
    CLASS C..............                 N/A           N/A

  INSTITUTIONAL CLASS....                   0    (2,016,250)
    CLASS O..............                 N/A           N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                   0       (77,857)
    CLASS B..............                   0       (43,845)
    CLASS C..............                 N/A           N/A

  INSTITUTIONAL CLASS....                   0    (5,871,186)
    CLASS O..............                 N/A           N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......             316,554     1,205,713
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                   0       105,370
  COST OF SHARES REDEEMED
    - CLASS A............            (583,425)   (1,683,986)
                           ------------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................            (266,871)     (372,903)
                           ------------------  ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......             182,679       177,716
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                   0        43,448
  COST OF SHARES REDEEMED
    - CLASS B............            (280,747)     (384,535)
                           ------------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................             (98,068)     (163,371)
                           ------------------  ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                 N/A           N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A           N/A
  COST OF SHARES REDEEMED
    - CLASS C............                 N/A           N/A
                           ------------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                 N/A           N/A
                           ------------------  ------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....          16,178,616    62,195,018(5)
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0     6,065,939
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....         (24,196,152)  (64,312,128)
                           ------------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....          (8,017,536)    3,948,829
                           ------------------  ------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A           N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A           N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A           N/A
                           ------------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A           N/A
                           ------------------  ------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........           3,054,675    (9,174,823)
                           ------------------  ------------
NET ASSETS:
-------------------------
ENDING NET ASSETS........  $      279,133,783  $276,079,108
                           ------------------  ------------
SHARE ISSUED AND REDEEMED
  SHARES SOLD -
    CLASS A..............              13,424        56,943
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                   0         3,714
  SHARES REDEEMED -
    CLASS A..............             (24,360)      (75,036)
                           ------------------  ------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................             (10,936)      (14,379)
                           ------------------  ------------
  SHARES SOLD -
    CLASS B..............               7,788         8,712
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                   0         1,275
  SHARES REDEEMED -
    CLASS B..............             (11,596)      (17,633)
                           ------------------  ------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................              (3,808)       (7,646)
                           ------------------  ------------
  SHARES SOLD -
    CLASS C..............                 N/A           N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A           N/A
  SHARES REDEEMED -
    CLASS C..............                 N/A           N/A
                           ------------------  ------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                 N/A           N/A
                           ------------------  ------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....             679,900     2,843,353(5)
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0       204,563
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (1,019,113)   (2,873,704)
                           ------------------  ------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....            (339,213)      174,212
                           ------------------  ------------
  SHARES SOLD -
    CLASS O..............                 N/A           N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A           N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A           N/A
                           ------------------  ------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A           N/A
                           ------------------  ------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $          636,425  $    124,058
                           ------------------  ------------

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                    INTERNATIONAL EQUITY
                           --------------------------------------
                                      FOR THE             FOR THE
                                   YEAR ENDED          YEAR ENDED
                           SEPTEMBER 30, 2000  SEPTEMBER 30, 1999
-----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $       74,363,026  $       54,209,347
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............            (547,768)           (340,209)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........           4,923,939           1,389,052
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...            (838,859)         17,289,884
                           ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........           3,537,312          18,338,727
                           ------------------  ------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............            (396,530)                  0
    CLASS B..............            (206,448)                  0
    CLASS C..............              (5,183)                  0
  INSTITUTIONAL CLASS....             (48,068)(6)                N/A
    CLASS O..............                 N/A                 N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............            (249,256)                  0
    CLASS B..............            (252,214)                  0
    CLASS C..............              (4,434)                  0
  INSTITUTIONAL CLASS....             (29,589)(6)                N/A
    CLASS O..............                 N/A                 N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......          48,002,630          13,225,267
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............             447,162                   0
  COST OF SHARES REDEEMED
    - CLASS A............         (47,268,538)         (9,375,889)
                           ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................           1,181,254           3,849,378
                           ------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......          23,841,750           4,426,553
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             443,992                   0
  COST OF SHARES REDEEMED
    - CLASS B............          (5,259,990)         (6,742,516)
                           ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................          19,025,752          (2,315,963)
                           ------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......           2,803,962             494,318
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............               8,916                   0
  COST OF SHARES REDEEMED
    - CLASS C............            (561,691)           (212,781)
                           ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................           2,251,187             281,537
                           ------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....         139,790,224(6)                N/A
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....              47,829(6)                N/A
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....          (7,073,484)(6)                N/A
                           ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....         132,764,569(6)                N/A
                           ------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A                 N/A
                           ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A                 N/A
                           ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........         157,568,352          20,153,679
                           ------------------  ------------------
NET ASSETS:
-----------------------------------------------------------------
ENDING NET ASSETS........  $      231,931,378  $       74,363,026
                           ------------------  ------------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............           2,990,515           1,079,764
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              28,301                   0
  SHARES REDEEMED -
    CLASS A..............          (2,970,663)           (811,023)
                           ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................              48,153             268,741
                           ------------------  ------------------
  SHARES SOLD -
    CLASS B..............           1,482,190             386,395
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............              28,388                   0
  SHARES REDEEMED -
    CLASS B..............            (331,718)           (594,655)
                           ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................           1,178,860            (208,260)
                           ------------------  ------------------
  SHARES SOLD -
    CLASS C..............             172,114              40,508
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 571                   0
  SHARES REDEEMED -
    CLASS C..............             (35,609)            (18,733)
                           ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................             137,076              21,775
                           ------------------  ------------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....           8,510,421(6)                N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....               3,047(6)                N/A
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....            (445,021)(6)                N/A
                           ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....           8,068,447(6)                N/A
                           ------------------  ------------------
  SHARES SOLD -
    CLASS O..............                 N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A                 N/A
                           ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A                 N/A
                           ------------------  ------------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $                0  $          657,314
                           ------------------  ------------------

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                           LARGE COMPANY GROWTH                              SMALL CAP GROWTH
                           -----------------------------------------------------  --------------------------------------
                                      FOR THE        FOR THE FOUR        FOR THE             FOR THE             FOR THE
                                   YEAR ENDED        MONTHS ENDED     YEAR ENDED          YEAR ENDED          YEAR ENDED
                           SEPTEMBER 30, 2000  SEPTEMBER 30, 1999   MAY 31, 1999  SEPTEMBER 30, 2000  SEPTEMBER 30, 1999
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $    1,192,183,731  $      993,488,882  $ 232,499,225  $       59,113,644  $       81,834,324
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............         (13,250,452)         (2,090,597)    (3,030,143)         (3,677,935)           (573,422)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........          27,782,601           3,410,766     38,470,599         121,458,345          10,238,590
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...         403,688,896         (21,396,941)   110,679,616          18,973,273          26,628,803
                           ------------------  ------------------  -------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         418,221,045         (20,076,772)   146,120,072         136,753,683          36,293,971
                           ------------------  ------------------  -------------  ------------------  ------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                   0                   0              0                   0                   0
    CLASS B..............                   0                   0              0                   0                   0
    CLASS C..............                   0(6)                  0             0                  0                   0
  INSTITUTIONAL CLASS....                   0                   0              0                   0                   0
    CLASS O..............                 N/A                 N/A            N/A                 N/A                 N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............          (5,218,477)                  0        (82,577)         (1,617,411)           (859,083)
    CLASS B..............          (6,525,128)                  0        (70,277)         (1,864,340)         (1,058,347)
    CLASS C..............             (42,228)(6)                  0             0           (161,064)           (111,106)
  INSTITUTIONAL CLASS....         (24,942,890)                  0     (8,107,762)         (2,224,444)         (5,153,962)
    CLASS O..............                 N/A                 N/A            N/A                 N/A                 N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......         230,697,544          63,888,122    263,443,496(7)        358,534,063(8)         24,654,196
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............           5,051,195                   0         82,347           1,418,980             813,764
  COST OF SHARES REDEEMED
    - CLASS A............        (180,287,502)        (65,324,773)   (91,794,834)       (237,606,827)        (24,675,057)
                           ------------------  ------------------  -------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................          55,461,237          (1,436,651)   171,731,009         122,346,216             792,903
                           ------------------  ------------------  -------------  ------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......         227,040,879          51,266,495    158,195,013          81,724,758(8)          2,924,447
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............           6,358,031                   0         65,108           1,836,789           1,049,459
  COST OF SHARES REDEEMED
    - CLASS B............         (36,739,765)         (4,397,701)    (2,426,417)        (13,137,728)         (4,321,073)
                           ------------------  ------------------  -------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................         196,659,145          46,868,794    155,833,704          70,423,819            (347,167)
                           ------------------  ------------------  -------------  ------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......          26,702,974(6)                N/A           N/A         26,227,096(8)            310,420
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............              44,617(6)                N/A           N/A             69,465              58,548
  COST OF SHARES REDEEMED
    - CLASS C............          (1,642,772)(6)                N/A           N/A         (7,211,796)           (639,257)
                           ------------------  ------------------  -------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................          25,104,819(6)                N/A           N/A         19,084,765            (270,289)
                           ------------------  ------------------  -------------  ------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....         673,807,270         263,385,563    408,193,236         176,348,096(8)         28,796,899
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....          20,014,276                   0      6,949,708           1,828,563           4,663,904
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....        (220,966,129)        (90,046,085)  (119,577,456)        (46,014,948)        (85,468,403)(9)
                           ------------------  ------------------  -------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....         472,855,417         173,339,478    295,565,488         132,161,711         (52,007,600)
                           ------------------  ------------------  -------------  ------------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A                 N/A            N/A                 N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A            N/A                 N/A                 N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A                 N/A            N/A                 N/A                 N/A
                           ------------------  ------------------  -------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A                 N/A            N/A                 N/A                 N/A
                           ------------------  ------------------  -------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........       1,131,572,940         198,694,849    760,989,657         474,902,935         (22,720,680)
                           ------------------  ------------------  -------------  ------------------  ------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
ENDING NET ASSETS........  $    2,323,756,671  $    1,192,183,731  $ 993,488,882  $      534,016,579  $       59,113,644
                           ------------------  ------------------  -------------  ------------------  ------------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............           3,253,314           1,063,136      5,058,714(7)          9,869,645(8)          1,056,895
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............              74,335                   0          1,664              51,171              45,871
  SHARES REDEEMED -
    CLASS A..............          (2,535,649)         (1,096,599)    (1,768,124)         (5,883,452)         (1,077,599)
                           ------------------  ------------------  -------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................             792,000             (33,463)     3,292,254           4,037,364              25,167
                           ------------------  ------------------  -------------  ------------------  ------------------
  SHARES SOLD -
    CLASS B..............           3,359,271             908,414      2,919,636           2,294,974(8)            141,608
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............             100,178                   0          1,398              67,578              60,003
  SHARES REDEEMED -
    CLASS B..............            (548,136)            (77,709)       (42,856)           (337,782)           (215,165)
                           ------------------  ------------------  -------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................           2,911,313             830,705      2,878,178           2,024,770             (13,554)
                           ------------------  ------------------  -------------  ------------------  ------------------
  SHARES SOLD -
    CLASS C..............             387,340(6)                N/A           N/A            788,541(8)             14,378
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 702(6)                N/A           N/A              2,557               3,349
  SHARES REDEEMED -
    CLASS C..............             (23,499)(6)                N/A           N/A           (195,364)            (32,061)
                           ------------------  ------------------  -------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................             364,543(6)                N/A           N/A            595,734             (14,334)
                           ------------------  ------------------  -------------  ------------------  ------------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....           9,929,531           4,510,202      8,208,824           4,401,114(8)          1,043,798
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....             313,017                   0        149,263              64,843             260,262
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (3,258,901)         (1,628,433)    (2,373,039)         (1,083,458)         (3,609,504)
                           ------------------  ------------------  -------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....           6,983,647           2,881,769      5,985,048           3,382,499          (2,305,444)
                           ------------------  ------------------  -------------  ------------------  ------------------
  SHARES SOLD -
    CLASS O..............                 N/A                 N/A            N/A                 N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A            N/A                 N/A                 N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A                 N/A            N/A                 N/A                 N/A
                           ------------------  ------------------  -------------  ------------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A                 N/A            N/A                 N/A                 N/A
                           ------------------  ------------------  -------------  ------------------  ------------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $       (5,916,999) $                0  $           0  $                0  $         (559,288)
                           ------------------  ------------------  -------------  ------------------  ------------------

STOCK FUNDS                                  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                          SMALL CAP OPPORTUNITIES
                           -----------------------------------------------------
                                      FOR THE        FOR THE FOUR        FOR THE
                                   YEAR ENDED        MONTHS ENDED     YEAR ENDED
                           SEPTEMBER 30, 2000  SEPTEMBER 30, 1999   MAY 31, 1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $      207,004,973  $      210,700,901  $ 297,836,904
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............          (1,095,849)           (327,056)    (1,176,436)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........          40,871,443          11,287,621    (30,744,151)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...          46,369,927         (10,960,300)   (11,334,217)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          86,145,521                 265    (43,254,804)
                           ------------------  ------------------  -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                   0                   0              0
    CLASS B..............                   0                   0            N/A
    CLASS C..............                 N/A                 N/A            N/A
  INSTITUTIONAL CLASS....                   0                   0              0
    CLASS O..............                 N/A                 N/A            N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                   0                   0         (7,474)
    CLASS B..............                   0                   0         (5,893)
    CLASS C..............                 N/A                 N/A            N/A
  INSTITUTIONAL CLASS....                   0                   0       (280,588)
    CLASS O..............                 N/A                 N/A            N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......           2,332,173           3,716,775      1,872,644
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                   0                   0          7,338
  COST OF SHARES REDEEMED
    - CLASS A............          (7,938,758)           (778,073)    (3,174,125)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................          (5,606,585)          2,938,702     (1,294,143)
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......             738,814             234,702        632,224
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                   0                   0          5,838
  COST OF SHARES REDEEMED
    - CLASS B............          (1,133,613)           (323,342)    (1,651,678)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................            (394,799)            (88,640)    (1,013,616)
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                 N/A                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS C............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....          84,398,617          16,392,921     70,541,322
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0                   0        223,800
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....         (89,333,997)        (22,939,176)  (112,044,607)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....          (4,935,380)         (6,546,255)   (41,279,485)
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          75,208,757          (3,695,928)   (87,136,003)
                           ------------------  ------------------  -------------
NET ASSETS:
--------------------------------------------------------------------------------
ENDING NET ASSETS........  $      282,213,730  $      207,004,973  $ 210,700,901
                           ------------------  ------------------  -------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............              95,664             180,428         96,329
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                   0                   0            382
  SHARES REDEEMED -
    CLASS A..............            (306,261)            (37,207)      (158,680)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................            (210,597)            143,221        (61,969)
                           ------------------  ------------------  -------------
  SHARES SOLD -
    CLASS B..............              30,350              11,415         32,183
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                   0                   0            309
  SHARES REDEEMED -
    CLASS B..............             (47,128)            (15,706)       (87,408)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................             (16,778)             (4,291)       (54,916)
                           ------------------  ------------------  -------------
  SHARES SOLD -
    CLASS C..............                 N/A                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A            N/A
  SHARES REDEEMED -
    CLASS C..............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....           3,214,995             775,434      3,460,168
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0                   0         11,650
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (3,665,684)         (1,090,956)    (5,697,246)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....            (450,689)           (315,522)    (2,225,428)
                           ------------------  ------------------  -------------
  SHARES SOLD -
    CLASS O..............                 N/A                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A            N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $                0  $                0  $           0
                           ------------------  ------------------  -------------

STATEMENTS OF CHANGES IN NET ASSETS                                  STOCK FUNDS
--------------------------------------------------------------------------------

                                              SMALL CAP VALUE
                           -----------------------------------------------------
                                      FOR THE        FOR THE FOUR        FOR THE
                                   YEAR ENDED        MONTHS ENDED     YEAR ENDED
                           SEPTEMBER 30, 2000  SEPTEMBER 30, 1999   MAY 31, 1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS.....  $       17,404,425  $       16,790,716  $   6,422,256
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............             (95,745)            (35,223)       (55,622)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........           1,827,017             665,890     (4,020,164)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...          (1,709,035)            361,215      1,990,551
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........              22,237             991,882     (2,085,235)
                           ------------------  ------------------  -------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                 N/A                 N/A            N/A
    CLASS B..............                 N/A                 N/A            N/A
    CLASS C..............                 N/A                 N/A            N/A
  INSTITUTIONAL CLASS....                   0                   0              0
    CLASS O..............                 N/A                 N/A            N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                 N/A                 N/A            N/A
    CLASS B..............                 N/A                 N/A            N/A
    CLASS C..............                 N/A                 N/A            N/A
  INSTITUTIONAL CLASS....                   0                   0        (12,763)
    CLASS O..............                 N/A                 N/A            N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                 N/A                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS A............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......                 N/A                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS B............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                 N/A                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS C............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....          30,817,999(11)            485,799    16,716,253
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0                   0              0
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....          (5,639,333)           (863,972)    (4,249,795)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....          25,178,666            (378,173)    12,466,458
                           ------------------  ------------------  -------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A                 N/A            N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A            N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          25,200,903             613,709     10,368,460
                           ------------------  ------------------  -------------
NET ASSETS:
--------------------------------------------------------------------------------
ENDING NET ASSETS........  $       42,605,328  $       17,404,425  $  16,790,716
                           ------------------  ------------------  -------------
SHARE ISSUED AND REDEEMED:
  SHARES SOLD -
    CLASS A..............                 N/A                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A                 N/A            N/A
  SHARES REDEEMED -
    CLASS A..............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  SHARES SOLD -
    CLASS B..............                 N/A                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A                 N/A            N/A
  SHARES REDEEMED -
    CLASS B..............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  SHARES SOLD -
    CLASS C..............                 N/A                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A            N/A
  SHARES REDEEMED -
    CLASS C..............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....           2,547,892(11)             57,397     1,952,490
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0                   0              0
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....            (579,511)           (101,674)      (496,519)
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....           1,968,381             (44,277)     1,455,971
                           ------------------  ------------------  -------------
  SHARES SOLD -
    CLASS O..............                 N/A                 N/A            N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A            N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A                 N/A            N/A
                           ------------------  ------------------  -------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $          (28,504) $                0  $           0
                           ------------------  ------------------  -------------

                                                                                     SPECIALIZED
                                           SMALL COMPANY GROWTH                    TECHNOLOGY (10)
                           -----------------------------------------------------  ------------------
                                      FOR THE        FOR THE FOUR        FOR THE             FOR THE
                                   YEAR ENDED        MONTHS ENDED     YEAR ENDED        PERIOD ENDED
                           SEPTEMBER 30, 2000  SEPTEMBER 30, 1999   MAY 31, 1999  SEPTEMBER 30, 2000
-------------------------
INCREASE (DECREASE) IN NE
BEGINNING NET ASSETS.....  $      515,292,247  $      557,515,780  $ 748,269,389  $                0
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............          (3,616,544)           (958,201)    (3,053,396)            (22,029)
  NET REALIZED GAIN
    (LOSS) ON SALE OF
    INVESTMENTS AND
    FOREIGN CURRENCY
    TRANSACTIONS.........         140,240,856          44,116,954    (72,079,150)           (319,303)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS AND
    TRANSLATION OF ASSETS
    AND LIABILITIES IN
    FOREIGN CURRENCIES...          34,953,588         (50,976,516)   (11,124,316)            855,867
                           ------------------  ------------------  -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         171,577,900          (7,817,763)   (86,256,862)            514,535
                           ------------------  ------------------  -------------  ------------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A..............                 N/A                 N/A            N/A                   0
    CLASS B..............                 N/A                 N/A            N/A                   0
    CLASS C..............                 N/A                 N/A            N/A                   0

  INSTITUTIONAL CLASS....                   0                   0              0                 N/A
    CLASS O..............                 N/A                 N/A            N/A                 N/A
  NET REALIZED GAIN ON
    SALE OF INVESTMENTS
    CLASS A..............                 N/A                 N/A            N/A                   0
    CLASS B..............                 N/A                 N/A            N/A                   0
    CLASS C..............                 N/A                 N/A            N/A                   0

  INSTITUTIONAL CLASS....                   0                   0    (49,666,455)                N/A
    CLASS O..............                 N/A                 N/A            N/A                 N/A
CAPITAL SHARE
  TRANSACTIONS:
  PROCEEDS FROM SHARES
    SOLD - CLASS A.......                 N/A                 N/A            N/A          42,401,812
  REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A                 N/A            N/A                   0
  COST OF SHARES REDEEMED
    - CLASS A............                 N/A                 N/A            N/A             (51,062)
                           ------------------  ------------------  -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS A................                 N/A                 N/A            N/A          42,350,750
                           ------------------  ------------------  -------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS B.......                 N/A                 N/A            N/A          52,863,784
  REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A                 N/A            N/A                   0
  COST OF SHARES REDEEMED
    - CLASS B............                 N/A                 N/A            N/A             (36,496)
                           ------------------  ------------------  -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS B................                 N/A                 N/A            N/A          52,827,288
                           ------------------  ------------------  -------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS C.......                 N/A                 N/A            N/A          14,069,571
  REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A            N/A                   0
  COST OF SHARES REDEEMED
    - CLASS C............                 N/A                 N/A            N/A              (2,545)
                           ------------------  ------------------  -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS C................                 N/A                 N/A            N/A          14,067,026
                           ------------------  ------------------  -------------  ------------------
  PROCEEDS FROM SHARES
    SOLD -
  INSTITUTIONAL CLASS....         108,544,755          15,065,692     74,387,405                 N/A
  REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0                   0     48,333,313                 N/A
  COST OF SHARES REDEEMED
    -
  INSTITUTIONAL CLASS....        (191,831,085)        (49,471,462)  (177,551,010)                N/A
                           ------------------  ------------------  -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  INSTITUTIONAL CLASS....         (83,286,330)        (34,405,770)   (54,830,292)                N/A
                           ------------------  ------------------  -------------  ------------------
  PROCEEDS FROM SHARES
    SOLD - CLASS O.......                 N/A                 N/A            N/A                 N/A
  REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A            N/A                 N/A
  COST OF SHARES REDEEMED
    - CLASS O............                 N/A                 N/A            N/A                 N/A
                           ------------------  ------------------  -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM CAPITAL SHARE
  TRANSACTIONS -
  CLASS O................                 N/A                 N/A            N/A                 N/A
                           ------------------  ------------------  -------------  ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS..........          88,291,570         (42,223,533)  (190,753,609)        109,759,599
                           ------------------  ------------------  -------------  ------------------
NET ASSETS:
-------------------------
ENDING NET ASSETS........  $      603,583,817  $      515,292,247  $ 557,515,780  $      109,759,599
                           ------------------  ------------------  -------------  ------------------
SHARE ISSUED AND REDEEMED
  SHARES SOLD -
    CLASS A..............                 N/A                 N/A            N/A           4,219,121
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS A..............                 N/A                 N/A            N/A                   0
  SHARES REDEEMED -
    CLASS A..............                 N/A                 N/A            N/A              (4,929)
                           ------------------  ------------------  -------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS A................                 N/A                 N/A            N/A           4,214,192
                           ------------------  ------------------  -------------  ------------------
  SHARES SOLD -
    CLASS B..............                 N/A                 N/A            N/A           5,248,052
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS B..............                 N/A                 N/A            N/A                   0
  SHARES REDEEMED -
    CLASS B..............                 N/A                 N/A            N/A              (3,594)
                           ------------------  ------------------  -------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS B................                 N/A                 N/A            N/A           5,244,458
                           ------------------  ------------------  -------------  ------------------
  SHARES SOLD -
    CLASS C..............                 N/A                 N/A            N/A           1,402,019
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS C..............                 N/A                 N/A            N/A                   0
  SHARES REDEEMED -
    CLASS C..............                 N/A                 N/A            N/A                (245)
                           ------------------  ------------------  -------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS C................                 N/A                 N/A            N/A           1,401,774
                           ------------------  ------------------  -------------  ------------------
  SHARES SOLD -
  INSTITUTIONAL CLASS....           3,127,857             527,999      2,679,836                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
  INSTITUTIONAL CLASS....                   0                   0      1,910,408                 N/A
  SHARES REDEEMED -
  INSTITUTIONAL CLASS....          (5,527,445)         (1,779,620)    (6,481,259)                N/A
                           ------------------  ------------------  -------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  INSTITUTIONAL CLASS....          (2,399,588)         (1,251,621)    (1,891,015)                N/A
                           ------------------  ------------------  -------------  ------------------
  SHARES SOLD -
    CLASS O..............                 N/A                 N/A            N/A                 N/A
  SHARES ISSUED IN
    REINVESTMENT OF
    DIVIDENDS -
    CLASS O..............                 N/A                 N/A            N/A                 N/A
  SHARES REDEEMED -
    CLASS O..............                 N/A                 N/A            N/A                 N/A
                           ------------------  ------------------  -------------  ------------------
NET INCREASE (DECREASE)
  IN SHARES OUTSTANDING -
  CLASS O................                 N/A                 N/A            N/A                 N/A
                           ------------------  ------------------  -------------  ------------------
ENDING BALANCE OF
  UNDISTRIBUTED NET
  INVESTMENT INCOME......  $       (1,234,095) $                0  $           0  $                0
                           ------------------  ------------------  -------------  ------------------

STOCK FUNDS                         NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

NOTES TO STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $22,258,550 and "Shares sold" includes 2,579,206 as a result of the consolidation of the Founders Trust Equity Fund on October 9, 1998.

(2) "Proceeds from shares sold" includes $125,869,259 for Class A shares, and "Shares sold" includes 2,860,665 for Class A shares as a result of the consolidation of the Stagecoach Diversified Equity Income Fund.

     "Proceeds from shares sold" includes $48,432,762 for Class B shares, and "Shares sold" includes 1,102,248 for Class B shares as a result of the consolidation of the Stagecoach Diversified Equity Income Fund.

     "Proceeds from shares sold" includes $144,393,246 for Institutional Class shares, and "Shares sold" includes 3,436,758 for Institutional Class shares as a result of the consolidation of the Great Plains Equity Fund.

(3) "Proceeds from shares sold" includes $30,884,547, and "Shares sold" includes 833,816 as a result of the consolidation of the Victoria Bank & Trust Income Equity Fund on October 10, 1998.

(4) "Proceeds from shares sold" includes $15,308,519 for Class A shares, and "Shares sold" includes 724,149 for Class A shares as a result of the consolidation of the Norwest Advantage ValuGrowth Stock Fund.

     "Proceeds from shares sold" includes $7,495,609 for Class B shares, and "Shares sold" includes 503,399 for Class B shares as a result of the consolidation of the Norwest Advantage ValuGrowth Stock Fund.

     "Proceeds from shares sold" includes $116,058,882 for Institutional Class shares, and "Shares sold" includes 4,679,793 for Institutional Class shares as a result of the consolidation of the Norwest Advantage ValuGrowth Stock Fund.

(5) "Proceeds from shares sold" includes $1,767,537, and "Shares sold" includes 91,630 as a result of the consolidation of the Founders Trust International Fund on October 10, 1998.

(6)   This class of shares commenced operations on November 8, 1999.

(7) "Proceeds from shares sold" includes $169,603,833, and "Shares sold" includes 3,418,054 as a result of the consolidation of the Fort Worth Stock Fund on October 10, 1998.

(8) "Proceeds from shares sold" includes $4,273,417 for Class A shares, and "Shares sold" includes 144,763 for Class A shares as a result of the consolidation of the Norwest Advantage Small Company Stock Fund.

     "Proceeds from shares sold" includes $105,513,393 for Class A shares, and "Shares sold" includes 3,574,302 for Class A shares as a result of the consolidation of the Stagecoach Strategic Growth Fund.

     "Proceeds from shares sold" includes $3,012,247 for Class B shares, and "Shares sold" includes 104,122 for Class B shares as a result of the consolidation of the Norwest Advantage Small Company Stock Fund.

     "Proceeds from shares sold" includes $24,186,574 for Class B shares, and "Shares sold" includes 836,038 for Class B shares as a result of the consolidation of the Stagecoach Strategic Growth Fund.

     "Proceeds from shares sold" includes $14,373,924 for Class C shares, and "Shares sold" includes 497,024 for Class C shares as a result of the consolidation of the Stagecoach Strategic Growth Fund.

     "Proceeds from shares sold" includes $20,130,677 for Institutional Class shares, and "Shares sold" includes 670,576 for Institutional Class shares as a result of the consolidation of the Norwest Advantage Small Company Stock Fund.

(9) "Cost of shares redeemed" includes $777,027 for Institutional Class shares as a result of the conversion of part of the Institutional Class shares into a collective fund.

(10)  This Fund commenced operations on September 18, 2000.

(11) "Proceeds from shares sold" includes $23,135,585 for Institutional Class shares, and "Shares sold" includes 2,117,998 for Institutional Class shares as a result of the consolidation of the Great Plains Premier Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                                                                             101

STOCK FUNDS                                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                               SHARE      (LOSS)     INVESTMENTS      INCOME
----------------------------------------------------------------------------

DISCIPLINED GROWTH
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   11.41        0.00            2.21        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   11.41       (0.01)           0.01        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   10.44       (0.01)           0.98        0.00
OCTOBER 15, 1997(3) TO
  MAY 31, 1998...........  $   10.00        0.01            0.44       (0.01)

DIVERSIFIED EQUITY
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   48.01        0.16            7.39       (0.16)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   48.25        0.07           (0.31)       0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   43.06        0.08            6.29       (0.20)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   36.51        0.16            8.99       (0.27)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   30.56        0.20            6.10       (0.16)
MAY 2, 1996(3) TO
  MAY 31, 1996...........  $   29.89        0.02            0.65        0.00
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   47.33       (0.18)           7.22        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   47.69       (0.04)          (0.32)       0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   42.69       (0.11)           6.09        0.00
JUNE 1, 1997 TO MAY 31,
  1998...................  $   36.31       (0.06)           8.85       (0.08)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   30.54        0.03            6.00       (0.07)
MAY 6, 1996(3) TO
  MAY 31, 1996...........  $   29.41        0.02            1.11        0.00
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   47.90       (0.07)           7.20        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   48.26        0.08           (0.44)       0.00
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........  $   38.71        0.08           10.65       (0.20)
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   48.00        0.18            7.37       (0.16)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   48.25        0.04           (0.29)       0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   43.06        0.22            6.15       (0.20)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   36.50        0.22            8.94       (0.27)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   30.55        0.25            6.05       (0.16)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   27.53        0.16            4.25       (0.42)

DIVERSIFIED SMALL CAP
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $    9.54        0.00            2.26        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $    9.52       (0.01)           0.03        0.00
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........  $    7.77       (0.02)           1.77        0.00(8)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $    8.96       (0.10)           2.13        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $    8.96       (0.03)           0.03        0.00
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........  $    7.97       (0.03)           1.02        0.00
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $    9.02        0.00            2.16        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $    8.99       (0.01)           0.04        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   10.52        0.00           (1.53)       0.00(8)
DECEMBER 31, 1997(3) TO
  MAY 31, 1998...........  $   10.00        0.00            0.52        0.00

EQUITY INCOME
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   44.20        0.44            0.10       (0.42)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   46.36        0.17           (2.09)      (0.24)
JUNE 1, 1998 TO MAY 31,
  1999...................  $   41.19        0.51            5.45       (0.53)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   33.16        0.52            8.77       (0.54)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   27.56        0.57            5.54       (0.51)
MAY 2, 1996(3) TO
  MAY 31, 1996...........  $   26.94        0.07            0.55        0.00
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   44.17        0.11            0.11       (0.13)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   46.27        0.05           (2.08)      (0.07)
JUNE 1, 1998 TO MAY 31,
  1999...................  $   41.12        0.19            5.45       (0.23)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   33.09        0.24            8.75       (0.24)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   27.54        0.36            5.52       (0.33)
MAY 2, 1996(3) TO
  MAY 31, 1996...........  $   26.94        0.02            0.58        0.00

FINANCIAL HIGHLIGHTS                                                 STOCK FUNDS
--------------------------------------------------------------------------------

                           DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  NET ASSET  ----------------------------------------
                                REALIZED  VALUE PER   NET INVESTMENT        NET         GROSS
                                   GAINS      SHARE    INCOME (LOSS)   EXPENSES   EXPENSES(1)
---------------------------------------------------------------------------------------------

DISCIPLINED GROWTH
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (0.25) $   13.37          (0.02)%     1.00%(4)       1.06%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   11.41          (0.30)%     1.23%(4)       1.43%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................           0.00  $   11.41          (0.14)%     1.25%(4)       1.45%(4)
OCTOBER 15, 1997(3) TO
  MAY 31, 1998...........           0.00  $   10.44           0.14%      1.25%(4)       2.44%(4)

DIVERSIFIED EQUITY
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.67) $   52.73           0.31%      1.00%(4)       1.51%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   48.01           0.45%      1.00%(4)       1.20%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.98) $   48.25           0.47%      1.00%(4)       1.22%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (2.33) $   43.06           0.60%      1.00%(4)       1.20%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................          (0.19) $   36.51           0.81%      1.02%(4)       1.40%(4)
MAY 2, 1996(3) TO
  MAY 31, 1996...........           0.00  $   30.56           1.88%      1.52%(4)       4.06%(4)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.67) $   51.70          (0.44)%     1.75%(4)       2.28%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   47.33          (0.30)%     1.75%(4)       2.20%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.98) $   47.69          (0.28)%     1.75%(4)       2.22%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (2.33) $   42.69          (0.15)%     1.75%(4)       2.19%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................          (0.19) $   36.31           0.09%      1.76%(4)       2.41%(4)
MAY 6, 1996(3) TO
  MAY 31, 1996...........           0.00  $   30.54           1.24%      2.37%(4)       4.95%(4)
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.67) $   52.36          (0.40)%     1.75%(4)       2.95%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   47.90          (0.28)%     1.75%(4)       2.63%(4)
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........          (0.98) $   48.26          (0.28)%     1.75%(4)       5.15%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.67) $   52.72           0.31%      1.00%(4)       1.10%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   48.00           0.44%      1.00%(4)       1.18%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.98) $   48.25           0.47%      1.00%(4)       1.17%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (2.33) $   43.06           0.60%      1.00%(4)       1.13%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................          (0.19) $   36.50           0.79%      1.02%(4)       1.31%(4)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........          (0.97) $   30.55           1.00%      1.06%(4)       1.30%(4)

DIVERSIFIED SMALL CAP
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....           0.00  $   11.80          (0.20)%     1.40%(4)       1.91%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $    9.54          (0.28)%     1.40%(4)       2.56%(4)
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........           0.00  $    9.52          (0.22)%     1.40%(4)       2.30%(4)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....           0.00  $   10.99          (0.90)%     2.15%(4)       2.77%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $    8.96          (1.14)%     2.15%(4)       4.21%(4)
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........           0.00  $    8.96          (0.84)%     1.99%(4)       5.63%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....           0.00  $   11.18           0.05%      1.20%(4)       1.39%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $    9.02          (0.18)%     1.20%(4)       1.59%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................           0.00  $    8.99          (0.05)%     1.20%(4)       1.65%(4)
DECEMBER 31, 1997(3) TO
  MAY 31, 1998...........           0.00  $   10.52           0.25%      1.21%(4)       2.65%(4)

EQUITY INCOME
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (3.04) $   41.28           1.07%      1.10%(4)       1.28%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   44.20           1.12%      0.85%(4)       0.90%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.26) $   46.36           1.23%      0.85%(4)       0.93%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (0.72) $   41.19           1.44%      0.85%(4)       0.91%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................           0.00  $   33.16           1.95%      0.85%         0.93%
MAY 2, 1996(3) TO
  MAY 31, 1996...........           0.00  $   27.56           3.69%      0.91%         1.91%
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (3.04) $   41.22           0.28%      1.85%(4)       2.03%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   44.17           0.37%      1.60%(4)       1.90%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.26) $   46.27           0.48%      1.60%(4)       1.94%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (0.72) $   41.12           0.69%      1.60%(4)       1.91%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................           0.00  $   33.09           1.24%      1.59%         1.96%
MAY 2, 1996(3) TO
  MAY 31, 1996...........           0.00  $   27.54           2.92%      1.72%         2.63%


                                      PORTFOLIO    NET ASSETS AT
                               TOTAL   TURNOVER    END OF PERIOD
                           RETURN(2)       RATE  (000'S OMITTED)
-------------------------
DISCIPLINED GROWTH
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     19.65%      106%(5)    $     31,775
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      0.00%       21%(5)    $     49,973
JUNE 1, 1998 TO MAY 31,
  1999...................      9.29%       90%(5)    $     54,307
OCTOBER 15, 1997(3) TO
  MAY 31, 1998...........      4.50%       68%(5)(6) $     12,325
DIVERSIFIED EQUITY
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     15.99%       38%(7)    $     95,646
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (0.50)%      13%(7)    $     70,624
JUNE 1, 1998 TO MAY 31,
  1999...................     15.08%       35%(7)    $     69,768
JUNE 1, 1997 TO MAY 31,
  1998...................     26.08%       23%(7)    $     56,350
JUNE 1, 1996 TO MAY 31,
  1997...................     20.75%       48%       $     25,271
MAY 2, 1996(3) TO
  MAY 31, 1996...........      2.24%        6%       $      2,699
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     15.10%       38%(7)    $    143,472
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (0.75)%      13%(7)    $    113,874
JUNE 1, 1998 TO MAY 31,
  1999...................     14.24%       35%(7)    $    111,106
JUNE 1, 1997 TO MAY 31,
  1998...................     25.13%       23%(7)    $     81,548
JUNE 1, 1996 TO MAY 31,
  1997...................     19.86%       48%       $     33,870
MAY 6, 1996(3) TO
  MAY 31, 1996...........      3.84%        6%       $      2,447
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     15.11%       38%(7)    $      8,526
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (0.75)%      13%(7)    $      2,018
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........     28.02%       35%(7)    $        542
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     15.99%       38%(7)    $  1,938,206
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (0.52)%      13%(7)    $  1,902,474
JUNE 1, 1998 TO MAY 31,
  1999...................     15.08%       35%(7)    $  1,629,191
JUNE 1, 1997 TO MAY 31,
  1998...................     26.12%       23%(7)    $  1,520,343
JUNE 1, 1996 TO MAY 31,
  1997...................     20.76%       48%       $  1,212,565
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........     16.38%        6%       $    907,223
DIVERSIFIED SMALL CAP
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     23.69%      121%(7)    $        675
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      0.21%       39%(7)    $      1,271
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........     22.52%      112%(7)    $      1,504
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     22.66%      121%(7)    $        826
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      0.00%       39%(7)    $        557
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........     12.42%      112%(7)    $        476
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     23.95%      121%(7)    $    115,700
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      0.33%       39%(7)    $     67,459
JUNE 1, 1998 TO MAY 31,
  1999...................    (14.54)%     112%(7)    $     60,261
DECEMBER 31, 1997(3) TO
  MAY 31, 1998...........      5.20%       93%(7)    $     12,551
EQUITY INCOME
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....      1.17%        9%(5)    $    196,314
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (4.16)%       5%(5)    $    109,081
JUNE 1, 1998 TO MAY 31,
  1999...................     14.74%        3%(5)    $    105,162
JUNE 1, 1997 TO MAY 31,
  1998...................     28.64%        3%(5)    $     75,144
JUNE 1, 1996 TO MAY 31,
  1997...................     22.40%        5%       $     43,708
MAY 2, 1996(3) TO
  MAY 31, 1996...........      2.30%        1%       $     31,448
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....      0.41%        9%(5)    $    152,682
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (4.40)%       5%(5)    $    118,792
JUNE 1, 1998 TO MAY 31,
  1999...................     13.90%        3%(5)    $    106,688
JUNE 1, 1997 TO MAY 31,
  1998...................     27.67%        3%(5)    $     67,385
JUNE 1, 1996 TO MAY 31,
  1997...................     21.48%        5%       $     33,626
MAY 2, 1996(3) TO
  MAY 31, 1996...........      2.23%        1%       $     17,318

STOCK FUNDS                                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                               SHARE      (LOSS)     INVESTMENTS      INCOME
----------------------------------------------------------------------------
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   45.30        0.19            0.03       (0.16)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   47.49        0.08           (2.17)      (0.10)
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........  $   37.26        0.47           10.39       (0.48)
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   44.19        0.52            0.12       (0.52)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   46.35        0.18           (2.10)      (0.24)
JUNE 1, 1998 TO MAY 31,
  1999...................  $   41.18        0.51            5.45       (0.53)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   33.16        0.52            8.76       (0.54)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   27.56        0.56            5.55       (0.51)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   24.02        0.29            4.02       (0.69)

EQUITY INDEX
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   78.14        0.33            9.36       (0.10)
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   64.93        0.53           16.54       (0.53)
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   70.32        0.33           (5.39)      (0.33)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   49.60        0.48           22.31       (0.48)
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........  $   46.24        0.25            4.61       (0.25)
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....  $   41.45        0.42            4.79       (0.42)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $   31.42        0.59           10.65       (0.59)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   78.19       (0.16)           9.22        0.00
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   65.03       (0.03)          16.52        0.00
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   70.41        0.04           (5.38)      (0.04)
FEBRUARY 17, 1998(3) TO
  MARCH 31, 1998.........  $   65.18       (0.01)           5.24        0.00
CLASS O
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   78.73       (0.35)          10.45        0.00
FEBRUARY 1, 1999(3) TO
  SEPTEMBER 30, 1999.....  $   78.00        0.44            0.45       (0.16)

EQUITY VALUE(11)
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   14.25        0.05            1.52       (0.03)
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   14.93        0.14            0.58       (0.14)
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   18.15        0.09           (3.22)      (0.09)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   14.43        0.17            5.58       (0.17)
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........  $   12.66        0.08            1.89       (0.08)
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....  $   13.27        0.20            1.60       (0.19)
OCTOBER 1, 1994 TO
  SEPTEMBER 30, 1995.....  $   12.36        0.24            1.63       (0.25)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   11.68       (0.03)           1.23        0.00
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   12.23        0.02            0.48       (0.02)
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   14.86        0.02           (2.63)      (0.02)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   11.81        0.05            4.57       (0.05)
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........  $   10.34        0.01            1.57       (0.01)
SEPTEMBER 6, 1996(3) TO
  SEPTEMBER 30, 1996.....  $   10.00        0.00            0.34        0.00
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   11.68       (0.04)           1.23        0.00
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   12.23        0.02            0.48       (0.02)
APRIL 1, 1998(3) TO
  SEPTEMBER 30, 1998.....  $   14.86        0.02           (2.63)      (0.02)
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   14.25        0.07            1.50       (0.04)
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   14.92        0.15            0.59       (0.15)
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   18.15        0.10           (3.23)      (0.10)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   14.43        0.20            5.58       (0.20)
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........  $   12.65        0.09            1.89       (0.08)
OCTOBER 1, 1995(3) TO
  SEPTEMBER 30, 1996.....  $   13.27        0.22            1.61       (0.23)

GROWTH
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   22.85       (0.05)           3.07        0.00
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   20.48        0.01            5.65       (0.01)
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   22.09        0.05           (1.61)      (0.05)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   19.20        0.11            6.18       (0.11)
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........  $   17.91        0.06            1.34       (0.06)
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....  $   17.26        0.07            2.00       (0.07)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......  $   14.10        0.19            3.87       (0.19)

FINANCIAL HIGHLIGHTS                                                 STOCK FUNDS
--------------------------------------------------------------------------------

                           DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  NET ASSET  ----------------------------------------
                                REALIZED  VALUE PER   NET INVESTMENT        NET         GROSS
                                   GAINS      SHARE    INCOME (LOSS)   EXPENSES   EXPENSES(1)
---------------------------------------------------------------------------------------------
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (3.04) $   42.32           0.29%      1.85%(4)       1.96%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   45.30           0.42%      1.60%(4)       2.37%(4)
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........          (0.15) $   47.49           0.48%      1.60%(4)       4.37%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (3.04) $   41.27           1.21%      0.85%(4)       0.87%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   44.19           1.11%      0.85%(4)       0.88%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.26) $   46.35           1.23%      0.85%(4)       0.89%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (0.72) $   41.18           1.43%      0.85%(4)       0.86%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................           0.00  $   33.16           1.97%      0.85%         0.90%
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........          (0.08) $   27.56           2.72%      0.86%         1.13%

EQUITY INDEX
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (3.19) $   84.54           0.54%      0.71%         0.85%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (3.33) $   78.14           0.68%      0.71%         0.80%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $   64.93           0.94%      0.71%         0.77%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          (1.59) $   70.32           0.80%(9)   0.89%(9)      0.95%(9)
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........          (1.25) $   49.60           1.02%(9)   0.97%(9)      1.07%(9)
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....           0.00  $   46.24           1.28%(9)   1.01%(9)      1.08%(9)
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......          (0.62) $   41.45           1.59%      0.96%         1.00%
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (3.19) $   84.06          (0.21)%     1.46%         1.72%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (3.33) $   78.19          (0.06)%     1.45%         1.61%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $   65.03           0.14%      1.45%         1.58%
FEBRUARY 17, 1998(3) TO
  MARCH 31, 1998.........           0.00  $   70.41          (0.19)%     1.45%         1.64%
CLASS O
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (3.21) $   85.62           0.81%      0.50%         0.69%
FEBRUARY 1, 1999(3) TO
  SEPTEMBER 30, 1999.....           0.00  $   78.73           0.00%      0.00%         0.00%

EQUITY VALUE(11)
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.27) $   13.52           0.32%      1.18%         1.54%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (1.26) $   14.25           0.85%      1.17%         1.26%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $   14.93           1.06%      1.09%         1.09%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          (1.86) $   18.15           1.03%      1.07%         1.16%
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........          (0.12) $   14.43           1.14%      1.05%         1.12%
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....          (2.22) $   12.66           1.73%      1.18%         1.22%
OCTOBER 1, 1994 TO
  SEPTEMBER 30, 1995.....          (0.71) $   13.27           1.97%      0.96%         0.98%
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (1.86) $   11.02          (0.42)%     1.93%         2.34%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (1.03) $   11.68           0.18%      1.83%         2.02%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $   12.23           0.36%      1.81%         1.81%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          (1.52) $   14.86           0.42%      1.76%         1.83%
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........          (0.10) $   11.81           0.34%      1.70%         2.19%
SEPTEMBER 6, 1996(3) TO
  SEPTEMBER 30, 1996.....           0.00  $   10.34           1.83%      0.00%          N/A
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (1.86) $   11.01          (0.40)%     1.93%         2.22%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (1.04) $   11.67           0.18%      1.83%         2.32%
APRIL 1, 1998(3) TO
  SEPTEMBER 30, 1998.....           0.00  $   12.23           0.41%      1.83%         2.84%
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.27) $   13.51           0.51%      1.00%         1.05%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (1.26) $   14.25           0.96%      1.06%         1.08%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $   14.92           1.17%      0.97%         0.97%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          (1.86) $   18.15           1.18%      0.95%         0.98%
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........          (0.12) $   14.43           1.25%      0.95%         0.99%
OCTOBER 1, 1995(3) TO
  SEPTEMBER 30, 1996.....          (2.22) $   12.65           1.69%      0.87%         0.92%

GROWTH
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (3.05) $   22.82          (0.22)%     1.12%         1.42%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (3.28) $   22.85           0.05%      1.10%         1.13%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $   20.48           0.42%      1.08%         1.08%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          (3.29) $   22.09           0.53%      1.12%         1.13%
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........          (0.05) $   19.20           0.65%      1.14%          N/A
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....          (1.35) $   17.91           0.56%      1.18%         1.19%
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......          (0.71) $   17.26           1.23%      1.18%         1.21%


                                      PORTFOLIO    NET ASSETS AT
                               TOTAL   TURNOVER    END OF PERIOD
                           RETURN(2)       RATE  (000'S OMITTED)
-------------------------
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....      0.41%        9%(5)  $        7,115
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (4.41)%       5%(5)  $        2,124
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........     28.55%        3%(5)  $        1,106
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....      1.39%        9%(5)  $    1,403,624
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (4.16)%       5%(5)  $    1,471,410
JUNE 1, 1998 TO MAY 31,
  1999...................     14.75%        3%(5)  $    1,519,541
JUNE 1, 1997 TO MAY 31,
  1998...................     28.61%        3%(5)  $    1,214,385
JUNE 1, 1996 TO MAY 31,
  1997...................     22.40%        5%     $      425,197
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........     18.14%        1%     $      230,831
EQUITY INDEX
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     12.43%        8%     $      596,083
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....     26.82%        6%     $      611,111
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....     (7.22)%       6%     $      518,778
APRIL 1, 1997 TO
  MARCH 31, 1998.........     46.48%        4%     $      578,882
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........     10.63%        2%     $      406,739
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....     12.60%        1%(10) $      370,439
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......     35.99%        6%     $      327,208
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     11.58%        8%     $       96,378
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....     25.86%        6%     $       66,931
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....     (7.59)%       6%     $       17,499
FEBRUARY 17, 1998(3) TO
  MARCH 31, 1998.........      8.02%        4%     $        3,811
CLASS O
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     12.87%        8%     $       10,010
FEBRUARY 1, 1999(3) TO
  SEPTEMBER 30, 1999.....     27.22%        6%     $            0
EQUITY VALUE(11)
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     12.12%      117%     $       24,605
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....      4.34%       72%     $       31,764
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....    (17.27)%      23%     $       43,679
APRIL 1, 1997 TO
  MARCH 31, 1998.........     41.76%       50%     $       52,392
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........     15.63%       45%     $       20,798
OCTOBER 1, 1995 TO
  SEPTEMBER 30, 1996.....     14.27%       91%     $       18,453
OCTOBER 1, 1994 TO
  SEPTEMBER 30, 1995.....     16.58%       75%     $      170,406
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     11.28%      117%     $       45,636
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....      3.68%       72%     $       58,490
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....    (17.54)%      23%     $       73,343
APRIL 1, 1997 TO
  MARCH 31, 1998.........     40.87%       50%     $       72,428
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........     15.31%       45%     $        2,542
SEPTEMBER 6, 1996(3) TO
  SEPTEMBER 30, 1996.....      3.40%       91%     $            0
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     11.18%      117%     $          560
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....      3.69%       72%     $          873
APRIL 1, 1998(3) TO
  SEPTEMBER 30, 1998.....    (17.57)%      23%     $        1,239
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     12.18%      117%     $       69,880
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....      4.51%       72%     $      123,197
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....    (17.26)%      23%     $      166,616
APRIL 1, 1997 TO
  MARCH 31, 1998.........     42.02%       50%     $      228,452
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........     15.73%       45%     $      193,161
OCTOBER 1, 1995(3) TO
  SEPTEMBER 30, 1996.....     14.58%       91%     $      206,620
GROWTH
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     14.40%       51%     $      311,038
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....     29.54%       38%     $      315,134
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....     (7.08)%      18%     $      305,309
APRIL 1, 1997 TO
  MARCH 31, 1998.........     34.65%      137%     $      365,405
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........      7.86%       40%     $      283,468
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....     12.45%       83%     $      254,498
JANUARY 1, 1995 TO
  DECEMBER 31, 1995......     28.90%      100%     $      178,488

STOCK FUNDS                                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                               SHARE      (LOSS)     INVESTMENTS      INCOME
----------------------------------------------------------------------------
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   16.11       (0.14)           2.14        0.00
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   14.53       (0.09)           4.00        0.00
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   15.70       (0.02)          (1.15)       0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   13.64       (0.01)           4.38        0.00
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........  $   12.74        0.00            0.94        0.00
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....  $   12.29       (0.01)           1.42        0.00
JANUARY 1, 1995(3) TO
  DECEMBER 31, 1995......  $   10.00        0.05            2.79       (0.05)
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   26.80       (0.02)           3.59        0.00
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   24.01        0.03            6.64       (0.03)
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   25.91        0.07           (1.90)      (0.07)
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   22.52        0.17            7.25       (0.17)
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........  $   21.01        0.09            1.57       (0.09)
SEPTEMBER 6, 1996(3) TO
  SEPTEMBER 30, 1996.....  $   20.03        0.02            0.97       (0.01)

GROWTH EQUITY
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   36.83       (0.21)           8.90        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   36.17       (0.01)           0.67        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   35.73       (0.02)           2.56       (0.03)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   32.49       (0.06)           6.88       (0.04)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   29.08       (0.02)           4.06       (0.04)
MAY 2, 1996(3) TO
  MAY 31, 1996...........  $   28.50        0.00            0.58        0.00
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   35.93       (0.35)           8.53        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   35.39       (0.10)           0.64        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   35.23       (0.25)           2.48        0.00
JUNE 1, 1997 TO MAY 31,
  1998...................  $   32.28       (0.23)           6.72        0.00
JUNE 1, 1996 TO MAY 31,
  1997...................  $   29.07       (0.13)           3.93        0.00
MAY 6, 1996(3) TO
  MAY 31, 1996...........  $   28.18        0.00            0.89        0.00
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   36.84       (0.15)           8.55        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   36.29        0.02            0.53        0.00
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........  $   30.66       (0.13)           7.86       (0.03)
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   36.82       (0.09)           8.88        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   36.17        0.01            0.64        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   35.72       (0.03)           2.58       (0.03)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   32.48       (0.04)           6.86       (0.04)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   29.08       (0.02)           4.05       (0.04)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   26.97        0.00            4.09       (0.12)

INDEX FUND
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   53.67        0.59            6.42       (0.26)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   54.83        0.24           (0.77)      (0.36)
JUNE 1, 1998 TO MAY 31,
  1999...................  $   46.36        0.57            8.87       (0.57)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   39.49        0.58           10.74       (0.65)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   31.49        0.49            8.50       (0.48)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   27.67        0.36            4.08       (0.43)

INTERNATIONAL
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   23.73       (0.06)           3.82        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   22.78        0.07            0.88        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   23.84        0.04           (0.43)      (0.21)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   21.66        0.03            2.35       (0.20)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   19.82        0.10            1.94       (0.20)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   17.97        0.35            1.83       (0.33)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   23.54       (0.22)           3.74        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   22.66        0.02            0.86        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   23.70       (0.06)          (0.49)      (0.03)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   21.55       (0.09)           2.31       (0.07)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   19.71       (0.06)           1.93       (0.03)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   17.91        0.25            1.83       (0.28)

FINANCIAL HIGHLIGHTS                                                 STOCK FUNDS
--------------------------------------------------------------------------------

                           DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  NET ASSET  ----------------------------------------
                                REALIZED  VALUE PER   NET INVESTMENT        NET         GROSS
                                   GAINS      SHARE    INCOME (LOSS)   EXPENSES   EXPENSES(1)
---------------------------------------------------------------------------------------------
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.15) $   15.96          (0.96)%     1.87%         2.22%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (2.33) $   16.11          (0.64)%     1.79%         1.86%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $   14.53          (0.29)%     1.79%         1.79%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          (2.31) $   15.70          (0.15)%     1.79%         1.80%
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........          (0.04) $   13.64          (0.06)%     1.86%         1.89%
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....          (0.96) $   12.74          (0.12)%     1.93%         2.03%
JANUARY 1, 1995(3) TO
  DECEMBER 31, 1995......          (0.50) $   12.29           0.43%      1.87%         2.21%
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (3.57) $   26.80          (0.05)%     1.00%         1.02%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (3.85) $   26.80           0.15%      1.00%         1.02%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $   24.01           0.48%      1.02%         1.04%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          (3.86) $   25.91           0.65%      0.99%          N/A
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........          (0.06) $   22.52           0.78%      1.01%          N/A
SEPTEMBER 6, 1996(3) TO
  SEPTEMBER 30, 1996.....           0.00  $   21.01           1.27%      0.96%          N/A

GROWTH EQUITY
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (5.63) $   39.89          (0.48)%     1.50%(4)       1.72%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   36.83          (0.01)%     1.25%(4)       1.45%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (2.07) $   36.17          (0.08)%     1.25%(4)       1.44%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (3.54) $   35.73          (0.11)%     1.25%(4)       1.42%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................          (0.59) $   32.49          (0.12)%     1.30%(4)       1.95%(4)
MAY 2, 1996(3) TO
  MAY 31, 1996...........           0.00  $   29.08           0.34%      2.08%(4)       6.40%(4)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (5.63) $   38.48          (1.20)%     2.25%(4)       2.58%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   35.93          (0.76)%     2.00%(4)       2.45%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (2.07) $   35.39          (0.83)%     2.00%(4)       2.45%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (3.54) $   35.23          (0.85)%     2.00%(4)       2.45%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................          (0.59) $   32.28          (0.82)%     2.04%(4)       3.02%(4)
MAY 6, 1996(3) TO
  MAY 31, 1996...........           0.00  $   29.07          (0.40)%     2.92%(4)       7.44%(4)
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (5.63) $   39.61          (1.16)%     2.25%(4)       2.75%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   36.84          (0.87)%     2.00%(4)       6.22%(4)
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........          (2.07) $   36.29          (0.87)%     2.01%(4)      21.40%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (5.63) $   39.98          (0.23)%     1.25%(4)       1.34%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   36.82           0.05%      1.25%(4)       1.40%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (2.07) $   36.17          (0.08)%     1.25%(4)       1.38%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (3.54) $   35.72          (0.11)%     1.25%(4)       1.35%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................          (0.59) $   32.48          (0.09)%     1.30%(4)       1.84%(4)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........          (1.86) $   29.08           0.01%      1.35%(4)       1.85%(4)

INDEX FUND
---------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (0.69) $   59.73           1.02%      0.25%(4)       0.33%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....          (0.27) $   53.67           1.17%      0.25%(4)       0.55%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.40) $   54.83           1.28%      0.25%(4)       0.55%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (3.80) $   46.36           1.53%      0.25%(4)       0.58%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................          (0.51) $   39.49           2.10%      0.25%          0.56%
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........          (0.19) $   31.49           2.25%      0.31%          0.57%

INTERNATIONAL
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.39) $   25.10          (0.26)%     1.75%(4)       2.13%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   23.73           0.92%      1.50%(4)       1.81%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.46) $   22.78           0.37%      1.50%(4)       1.80%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................           0.00  $   23.84           0.44%      1.47%(4)       1.72%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................           0.00  $   21.66           0.42%      1.43%(4)       1.72%(4)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........           0.00  $   19.82           0.92%      1.50%(4)       2.51%(4)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.39) $   24.67          (0.96)%     2.50%(4)       2.88%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   23.54           0.18%      2.25%(4)       2.92%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.46) $   22.66          (0.30)%     2.25%(4)       2.89%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................           0.00  $   23.70          (0.29)%     2.22%(4)       2.81%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................           0.00  $   21.55          (0.34)%     2.18%(4)       2.76%(4)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........           0.00  $   19.71          (0.02)%     2.25%(4)       3.11%(4)


                                      PORTFOLIO    NET ASSETS AT
                               TOTAL   TURNOVER    END OF PERIOD
                           RETURN(2)       RATE  (000'S OMITTED)
-------------------------
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     13.48%       51%   $        69,433
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....     28.68%       38%   $        60,909
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....     (7.45)%      18%   $        48,772
APRIL 1, 1997 TO
  MARCH 31, 1998.........     33.83%      137%   $        52,901
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........      7.36%       40%   $        23,010
JANUARY 1, 1996 TO
  SEPTEMBER 30, 1996.....     11.89%       83%   $        12,832
JANUARY 1, 1995(3) TO
  DECEMBER 31, 1995......     28.47%      100%   $         4,682
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     14.55%       51%   $        52,561
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....     29.69%       38%   $        17,588
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....     (7.10)%      18%   $        14,355
APRIL 1, 1997 TO
  MARCH 31, 1998.........     34.86%      137%   $        18,180
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........      7.92%       40%   $        19,719
SEPTEMBER 6, 1996(3) TO
  SEPTEMBER 30, 1996.....      3.41%       83%   $        18,508
GROWTH EQUITY
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     25.01%       78%(7) $        17,726
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      1.82%       22%(7) $        23,750
JUNE 1, 1998 TO MAY 31,
  1999...................      7.57%       73%(7) $        17,335
JUNE 1, 1997 TO MAY 31,
  1998...................     22.55%       47%(7) $        21,567
JUNE 1, 1996 TO MAY 31,
  1997...................     14.11%        9%   $        14,146
MAY 2, 1996(3) TO
  MAY 31, 1996...........      2.04%        7%   $         3,338
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     24.11%       78%(7) $        25,124
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      1.53%       22%(7) $        19,211
JUNE 1, 1998 TO MAY 31,
  1999...................      6.78%       73%(7) $        18,976
JUNE 1, 1997 TO MAY 31,
  1998...................     21.63%       47%(7) $        16,615
JUNE 1, 1996 TO MAY 31,
  1997...................     13.28%        9%   $         8,713
MAY 6, 1996(3) TO
  MAY 31, 1996...........      3.16%        7%   $           703
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     24.11%       78%(7) $         2,240
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      1.52%       22%(7) $           320
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........     25.73%       73%(7) $            60
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     25.32%       78%(7) $       751,174
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      1.80%       22%(7) $       644,215
JUNE 1, 1998 TO MAY 31,
  1999...................      7.60%       73%(7) $       920,586
JUNE 1, 1997 TO MAY 31,
  1998...................     22.52%       47%(7) $     1,033,251
JUNE 1, 1996 TO MAY 31,
  1997...................     14.11%        9%   $       895,420
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........     15.83%        7%   $       735,728
INDEX FUND
-------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     13.06%        8%(5) $       982,975
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (1.00)%      11%(5) $       813,861
JUNE 1, 1998 TO MAY 31,
  1999...................     20.57%        4%(5) $     1,154,289
JUNE 1, 1997 TO MAY 31,
  1998...................     30.32%        7%(5) $       784,205
JUNE 1, 1996 TO MAY 31,
  1997...................     29.02%       24%   $       513,134
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........     16.27%        9%   $       249,644
INTERNATIONAL
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     15.81%      127%(5) $         4,991
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      4.17%       23%(5) $         2,726
JUNE 1, 1998 TO MAY 31,
  1999...................     (1.36)%      95%(7) $         2,866
JUNE 1, 1997 TO MAY 31,
  1998...................     11.20%       37%(7) $         3,342
JUNE 1, 1996 TO MAY 31,
  1997...................     10.33%       48%(5) $         2,240
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........     12.31%       14%(5) $         1,080
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     14.85%      127%(5) $         3,233
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      3.88%       23%(5) $         1,960
JUNE 1, 1998 TO MAY 31,
  1999...................     (2.08)%      95%(7) $         1,973
JUNE 1, 1997 TO MAY 31,
  1998...................     10.39%       37%(7) $         2,245
JUNE 1, 1996 TO MAY 31,
  1997...................      9.44%       48%(5) $         1,667
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........     11.79%       14%(5) $           995

STOCK FUNDS                                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                               SHARE      (LOSS)     INVESTMENTS      INCOME
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   23.74       (0.02)           3.82        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   22.80        0.07            0.87        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   23.85        0.10           (0.48)      (0.21)
JUNE 1, 1997 TO MAY 31,
  1998...................  $   21.67        0.09            2.29       (0.20)
JUNE 1, 1996 TO MAY 31,
  1997...................  $   19.84        0.09            1.94       (0.20)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   17.99        0.14            2.04       (0.33)

INTERNATIONAL EQUITY
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   12.70        0.11            2.64       (0.13)
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $    9.36       (0.02)           3.36        0.00
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   11.05        0.00           (1.69)       0.00
SEPTEMBER 24, 1997(3) TO
  MARCH 31, 1998.........  $   10.00        0.02            1.03        0.00
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   12.54        0.06            2.54       (0.07)
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $    9.30       (0.10)           3.34        0.00
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   11.01       (0.03)          (1.68)       0.00
SEPTEMBER 24, 1997(3) TO
  MARCH 31, 1998.........  $   10.00       (0.01)           1.02        0.00
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   12.54        0.07            2.54       (0.09)
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $    9.30       (0.04)           3.28        0.00
APRIL 1 ,1998(3) TO
  SEPTEMBER 30, 1998.....  $   11.01       (0.03)          (1.68)       0.00
INSTITUTIONAL CLASS
NOVEMBER 8, 1999(3) TO
  SEPTEMBER 30, 2000.....  $   10.00        0.12            5.27       (0.14)

LARGE COMPANY GROWTH
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   57.96       (0.49)          19.16        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   58.09       (0.12)          (0.01)       0.00
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........  $   38.48       (0.16)          20.82        0.00
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   54.29       (0.72)          17.80        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   54.50       (0.19)          (0.02)       0.00
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........  $   39.80       (0.17)          15.92        0.00
CLASS C
NOVEMBER 8, 1999(3) TO
  SEPTEMBER 30, 2000.....  $   59.32       (0.40)          12.53        0.00
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   54.60       (0.30)          18.01        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   54.67       (0.07)           0.00        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   39.94       (0.17)          15.95        0.00
JUNE 1, 1997 TO MAY 31,
  1998...................  $   32.63       (0.11)          10.20        0.00
JUNE 1, 1996 TO MAY 31,
  1997...................  $   26.97       (0.03)           5.91        0.00
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   23.59       (0.04)           3.64        0.00

SMALL CAP GROWTH
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   26.23       (0.08)          19.88        0.00
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   17.86       (0.18)           9.99        0.00
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   25.62       (0.09)          (7.67)       0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   18.98       (0.06)           8.76        0.00
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........  $   22.45       (0.01)          (3.46)       0.00
SEPTEMBER 16, 1996(3) TO
  SEPTEMBER 30, 1996.....  $   22.01        0.00            0.44        0.00
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   25.72       (0.14)          19.25        0.00
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   17.64       (0.36)           9.86        0.00
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   25.38       (0.18)          (7.56)       0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   18.93       (0.11)           8.61        0.00
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........  $   22.46       (0.04)          (3.49)       0.00
SEPTEMBER 16, 1996(3) TO
  SEPTEMBER 30, 1996.....  $   22.02        0.00            0.44        0.00
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   25.71       (0.08)          19.18        0.00
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   17.63       (0.39)           9.89        0.00
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   25.38       (0.18)          (7.57)       0.00
DECEMBER 15, 1997(3) TO
  MARCH 31, 1998.........  $   21.77       (0.08)           3.69        0.00

FINANCIAL HIGHLIGHTS                                                 STOCK FUNDS
--------------------------------------------------------------------------------

                           DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  NET ASSET  ----------------------------------------
                                REALIZED  VALUE PER   NET INVESTMENT        NET         GROSS
                                   GAINS      SHARE    INCOME (LOSS)   EXPENSES   EXPENSES(1)
---------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.39) $   25.15          (0.06)%     1.50%(4)       1.53%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   23.74           0.90%      1.50%(4)       1.58%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.46) $   22.80           0.44%      1.50%(4)       1.61%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................           0.00  $   23.85           0.45%      1.47%(4)       1.50%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................           0.00  $   21.67           0.40%      1.43%(4)       1.44%(4)
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........           0.00  $   19.84           0.60%      1.50%(4)       1.52%(4)

INTERNATIONAL EQUITY
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (0.08) $   15.24          (0.31)%     1.75%         2.00%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....           0.00  $   12.70          (0.17)%     1.75%         2.10%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $    9.36           0.10%      1.75%         2.06%
SEPTEMBER 24, 1997(3) TO
  MARCH 31, 1998.........           0.00  $   11.05           0.35%      1.75%         2.20%
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (0.08) $   14.99          (1.01)%     2.50%         2.95%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....           0.00  $   12.54          (0.81)%     2.40%         2.79%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $    9.30          (0.56)%     2.40%         2.70%
SEPTEMBER 24, 1997(3) TO
  MARCH 31, 1998.........           0.00  $   11.01          (0.31)%     2.40%         2.84%
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (0.08) $   14.98          (0.86)%     2.50%         3.02%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....           0.00  $   12.54          (0.78)%     2.37%         2.72%
APRIL 1 ,1998(3) TO
  SEPTEMBER 30, 1998.....           0.00  $    9.30          (1.15)%     2.40%         2.66%
INSTITUTIONAL CLASS
NOVEMBER 8, 1999(3) TO
  SEPTEMBER 30, 2000.....          (0.08) $   15.17           0.32%      1.50%         1.92%

LARGE COMPANY GROWTH
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (1.60) $   75.03          (0.73)%     1.20%(4)       1.31%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   57.96          (0.58)%     1.20%(4)       1.40%(4)
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........          (1.05) $   58.09          (0.68)%     1.20%(4)       1.35%(4)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (1.60) $   69.77          (1.28)%     1.75%(4)       2.15%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   54.29          (1.13)%     1.75%(4)       2.05%(4)
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........          (1.05) $   54.50          (1.22)%     1.76%(4)       2.15%(4)
CLASS C
NOVEMBER 8, 1999(3) TO
  SEPTEMBER 30, 2000.....          (1.60) $   69.85          (1.29)%     1.75%(4)       2.16%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (1.60) $   70.71          (0.53)%     1.00%(4)       1.02%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   54.60          (0.38)%     1.00%(4)       1.04%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (1.05) $   54.67          (0.49)%     1.00%(4)       1.09%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (2.78) $   39.94          (0.36)%     1.00%(4)       1.03%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................          (0.22) $   32.63          (0.18)%     0.99%         1.09%
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........          (0.22) $   26.97          (0.30)%     1.00%         1.13%

SMALL CAP GROWTH
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.55) $   43.48          (0.78)%     1.29%         1.86%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (1.44) $   26.23          (0.92)%     1.35%         1.53%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $   17.86          (0.82)%     1.36%         1.49%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          (2.06) $   25.62          (0.43)%(9)  1.22%(9)      1.57%(9)
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........           0.00  $   18.98          (0.23)%(9)  1.10%(9)      2.80%(9)
SEPTEMBER 16, 1996(3) TO
  SEPTEMBER 30, 1996.....           0.00  $   22.45          (0.59)%(9)  1.03%(9)     38.54%(9)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.50) $   42.33          (1.53)%     2.04%         2.72%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (1.42) $   25.72          (1.67)%     2.09%         2.29%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $   17.64          (1.56)%     2.11%         2.13%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          (2.05) $   25.38          (1.13)%(9)  1.92%(9)      2.21%(9)
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........           0.00  $   18.93          (0.85)%(9)  1.75%(9)      3.55%(9)
SEPTEMBER 16, 1996(3) TO
  SEPTEMBER 30, 1996.....           0.00  $   22.46           0.00%      0.00%         0.00%
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.50) $   42.31          (1.53)%     2.04%         2.44%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (1.42) $   25.71          (1.68)%     2.10%         2.68%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $   17.63          (1.56)%     2.11%         2.71%
DECEMBER 15, 1997(3) TO
  MARCH 31, 1998.........           0.00  $   25.38          (1.17)%     2.10%         2.66%


                                      PORTFOLIO    NET ASSETS AT
                               TOTAL   TURNOVER    END OF PERIOD
                           RETURN(2)       RATE  (000'S OMITTED)
-------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     15.98%      127%(5) $       285,713
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      4.12%       23%(5) $       274,448
JUNE 1, 1998 TO MAY 31,
  1999...................     (1.32)%      95%(7) $       271,240
JUNE 1, 1997 TO MAY 31,
  1998...................     11.19%       37%(7) $       279,667
JUNE 1, 1996 TO MAY 31,
  1997...................     10.27%       48%(5) $       228,552
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........     12.31%       14%(5) $       143,643
INTERNATIONAL EQUITY
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     21.65%       26%   $        43,659
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....     35.68%       41%   $        35,779
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....    (15.29)%      21%   $        23,857
SEPTEMBER 24, 1997(3) TO
  MARCH 31, 1998.........     10.52%       12%   $        26,770
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     20.65%       26%   $        63,019
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....     34.84%       41%   $        37,911
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....    (15.53)%      21%   $        30,070
SEPTEMBER 24, 1997(3) TO
  MARCH 31, 1998.........     10.10%       12%   $        33,003
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     20.72%       26%   $         2,857
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....     34.84%       41%   $           673
APRIL 1 ,1998(3) TO
  SEPTEMBER 30, 1998.....    (15.53)%      21%   $           297
INSTITUTIONAL CLASS
NOVEMBER 8, 1999(3) TO
  SEPTEMBER 30, 2000.....     13.01%       26%   $       122,397
LARGE COMPANY GROWTH
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     32.50%        9%(5) $       303,948
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (0.22)%       5%(5) $       188,890
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........     54.16%       28%(5) $       191,233
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     31.75%        9%(5) $       461,918
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (0.39)%       5%(5) $       201,351
OCTOBER 1, 1998(3) TO
  MAY 31, 1999...........     40.01%       28%(5) $       156,870
CLASS C
NOVEMBER 8, 1999(3) TO
  SEPTEMBER 30, 2000.....     20.72%        9%(5) $        25,463
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     32.74%        9%(5) $     1,532,428
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (0.13)%       5%(5) $       801,943
JUNE 1, 1998 TO MAY 31,
  1999...................     39.96%       28%(5) $       645,385
JUNE 1, 1997 TO MAY 31,
  1998...................     32.29%       13%(5) $       232,499
JUNE 1, 1996 TO MAY 31,
  1997...................     21.93%       24%   $       131,768
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........     15.40%       17%   $        82,114
SMALL CAP GROWTH
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     81.03%      263%   $       203,164
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....     58.81%      249%   $        16,662
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....    (30.29)%     110%   $        10,899
APRIL 1, 1997 TO
  MARCH 31, 1998.........     47.03%      291%   $        15,611
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........    (15.46)%      69%   $         3,107
SEPTEMBER 16, 1996(3) TO
  SEPTEMBER 30, 1996.....      2.00%       10%   $            96
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     79.74%      263%   $       116,520
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....     57.66%      249%   $        18,718
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....    (30.50)%     110%   $        13,071
APRIL 1, 1997 TO
  MARCH 31, 1998.........     46.02%      291%   $        15,320
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........    (15.72)%      69%   $         1,905
SEPTEMBER 16, 1996(3) TO
  SEPTEMBER 30, 1996.....      2.00%       10%   $             0
CLASS C
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     79.72%      263%   $        28,018
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....     57.69%      249%   $         1,711
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....    (30.54)%     110%   $         1,426
DECEMBER 15, 1997(3) TO
  MARCH 31, 1998.........     16.58%      291%   $         2,495

STOCK FUNDS                                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    NET REALIZED
                           BEGINNING         NET             AND   DIVIDENDS
                           NET ASSET  INVESTMENT      UNREALIZED    FROM NET
                           VALUE PER      INCOME  GAIN (LOSS) ON  INVESTMENT
                               SHARE      (LOSS)     INVESTMENTS      INCOME
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   26.66       (0.13)          20.34        0.00
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....  $   18.02       (0.28)          10.38        0.00
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....  $   25.77       (0.02)          (7.73)       0.00
APRIL 1, 1997 TO
  MARCH 31, 1998.........  $   19.01        0.00            8.84       (0.01)
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........  $   22.45        0.02           (3.46)       0.00
SEPTEMBER 16, 1996(3) TO
  SEPTEMBER 30, 1996.....  $   22.01        0.00            0.44        0.00

SMALL CAP OPPORTUNITIES
----------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   20.50       (0.23)           9.65        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   20.50       (0.04)           0.04        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   23.60       (0.11)          (2.97)       0.00
JUNE 1, 1997 TO MAY 31,
  1998...................  $   19.83       (0.07)           4.37        0.00
OCTOBER 9, 1996(3) TO
  MAY 31, 1997...........  $   17.39       (0.01)           2.46        0.00
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   20.03       (0.31)           9.31        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   20.09       (0.09)           0.03        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   23.32       (0.31)          (2.90)       0.00
JUNE 1, 1997 TO MAY 31,
  1998...................  $   19.75       (0.05)           4.15        0.00
NOVEMBER 8, 1996(3) TO
  MAY 31, 1997...........  $   17.41       (0.05)           2.40        0.00
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   20.50       (0.11)           9.58        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   20.51       (0.03)           0.02        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   23.61       (0.11)          (2.97)       0.00
JUNE 1, 1997 TO MAY 31,
  1998...................  $   19.84       (0.06)           4.36        0.00
AUGUST 15, 1996(3) TO
  MAY 31, 1997...........  $   16.26       (0.01)           3.60        0.00

SMALL CAP VALUE
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $    8.51       (0.02)           2.13        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $    8.04       (0.02)           0.49        0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   10.16       (0.03)          (2.08)       0.00
OCTOBER 15, 1997(3) TO
  MAY 31, 1998...........  $   10.00       (0.01)           0.17        0.00

SMALL COMPANY GROWTH
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....  $   27.03       (0.22)           9.41        0.00
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....  $   27.44       (0.05)          (0.36)       0.00
JUNE 1, 1998 TO MAY 31,
  1999...................  $   33.69       (0.15)          (3.67)       0.00
JUNE 1, 1997 TO MAY 31,
  1998...................  $   31.08       (0.23)           6.88        0.00
JUNE 1, 1996 TO MAY 31,
  1997...................  $   33.00       (0.18)           1.83        0.00
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........  $   29.99       (0.07)           5.94        0.00

SPECIALIZED TECHNOLOGY
----------------------------------------------------------------------------
CLASS A
SEPTEMBER 18, 2000(3) TO
  SEPTEMBER 30, 2000.....  $   10.00        0.00            0.11        0.00
CLASS B
SEPTEMBER 18, 2000(3) TO
  SEPTEMBER 30, 2000.....  $   10.00        0.00            0.11        0.00
CLASS C
SEPTEMBER 18, 2000(3) TO
  SEPTEMBER 30, 2000.....  $   10.00        0.00            0.11        0.00

FINANCIAL HIGHLIGHTS                                                 STOCK FUNDS
--------------------------------------------------------------------------------

                           DISTRIBUTIONS     ENDING  RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                FROM NET  NET ASSET  ----------------------------------------
                                REALIZED  VALUE PER   NET INVESTMENT        NET         GROSS
                                   GAINS      SHARE    INCOME (LOSS)   EXPENSES   EXPENSES(1)
---------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....          (2.60) $   44.27          (0.68)%     1.20%         1.43%
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....          (1.46) $   26.66          (0.38)%     0.76%         1.29%
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....           0.00  $   18.02          (0.21)%     0.76%         1.21%
APRIL 1, 1997 TO
  MARCH 31, 1998.........          (2.07) $   25.77           0.01%(9)   0.75%(9)      1.26%(9)
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........           0.00  $   19.01           0.16%(9)   0.75%(9)      1.65%(9)
SEPTEMBER 16, 1996(3) TO
  SEPTEMBER 30, 1996.....           0.00  $   22.45          (1.15)%(9)  1.60%(9)      1.63%(9)

SMALL CAP OPPORTUNITIES
---------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....           0.00  $   29.92          (0.60)%     1.40%         1.64%
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   20.50          (0.44)%     1.25%         1.41%
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.02) $   20.50          (0.47)%     1.25%(4)      1.49%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (0.53) $   23.60          (0.43)%     1.27%(4)      1.86%(4)
OCTOBER 9, 1996(3) TO
  MAY 31, 1997...........          (0.01) $   19.83          (0.18)%     1.25%(4)     10.51%(4)
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....           0.00  $   29.03          (1.33)%     2.15%         2.26%
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   20.03          (1.19)%     2.00%         2.48%
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.02) $   20.09          (1.28)%     2.06%(4)      2.51%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (0.53) $   23.32          (1.21)%     2.02%(4)      3.05%(4)
NOVEMBER 8, 1996(3) TO
  MAY 31, 1997...........          (0.01) $   19.75          (0.99)%     2.06%(4)     27.27%(4)
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....           0.00  $   29.97          (0.45)%     1.25%         1.28%
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   20.50          (0.44)%     1.25%         1.29%
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.02) $   20.51          (0.47)%     1.25%(4)      1.35%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (0.53) $   23.61          (0.40)%     1.25%(4)      1.38%(4)
AUGUST 15, 1996(3) TO
  MAY 31, 1997...........          (0.01) $   19.84          (0.16)%     1.25%(4)      1.89%(4)

SMALL CAP VALUE
---------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....           0.00  $   10.62          (0.48)%     1.25%(4)      1.37%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $    8.51          (0.60)%     1.29%(4)      1.71%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (0.01) $    8.04          (0.46)%     1.30%(4)      1.72%(4)
OCTOBER 15, 1997(3) TO
  MAY 31, 1998...........           0.00  $   10.16          (0.56)%     1.30%(4)      3.54%(4)

SMALL COMPANY GROWTH
---------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....           0.00  $   36.22          (0.59)%     1.25%(4)      1.27%(4)
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....           0.00  $   27.03          (0.52)%     1.25%(4)      1.30%(4)
JUNE 1, 1998 TO MAY 31,
  1999...................          (2.43) $   27.44          (0.52)%     1.25%(4)      1.30%(4)
JUNE 1, 1997 TO MAY 31,
  1998...................          (4.04) $   33.69          (0.73)%     1.25%(4)      1.26%(4)
JUNE 1, 1996 TO MAY 31,
  1997...................          (3.57) $   31.08          (0.71)%     1.24%         1.29%
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........          (2.86) $   33.00          (0.41)%     1.25%         1.29%

SPECIALIZED TECHNOLOGY
---------------------------------------------------------------------------------------------
CLASS A
SEPTEMBER 18, 2000(3) TO
  SEPTEMBER 30, 2000.....           0.00  $   10.11          (0.13)%     1.75%         2.02%
CLASS B
SEPTEMBER 18, 2000(3) TO
  SEPTEMBER 30, 2000.....           0.00  $   10.11          (0.88)%     2.50%         2.77%
CLASS C
SEPTEMBER 18, 2000(3) TO
  SEPTEMBER 30, 2000.....           0.00  $   10.11          (0.90)%     2.50%         2.77%


                                      PORTFOLIO    NET ASSETS AT
                               TOTAL   TURNOVER    END OF PERIOD
                           RETURN(2)       RATE  (000'S OMITTED)
-------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     81.35%      263%       $    186,315
OCTOBER 1, 1998 TO
  SEPTEMBER 30, 1999.....     59.98%      249%       $     22,023
APRIL 1, 1998 TO
  SEPTEMBER 30, 1998.....    (30.07)%     110%       $     56,438
APRIL 1, 1997 TO
  MARCH 31, 1998.........     47.70%      291%       $     78,856
OCTOBER 1, 1996 TO
  MARCH 31, 1997.........    (15.32)%      69%       $     29,200
SEPTEMBER 16, 1996(3) TO
  SEPTEMBER 30, 1996.....      2.00%       10%       $     24,553
SMALL CAP OPPORTUNITIES
-------------------------
CLASS A
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     45.95%      165%       $      4,840
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      0.00%       40%       $      7,633
JUNE 1, 1998 TO MAY 31,
  1999...................    (13.03)%     119%(5)    $      4,698
JUNE 1, 1997 TO MAY 31,
  1998...................     21.97%       55%(5)    $      6,870
OCTOBER 9, 1996(3) TO
  MAY 31, 1997...........     11.37%       34%(5)    $        522
CLASS B
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     44.93%      165%       $      5,438
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (0.30)%      40%       $      4,089
JUNE 1, 1998 TO MAY 31,
  1999...................    (13.74)%     119%(5)    $      4,187
JUNE 1, 1997 TO MAY 31,
  1998...................     21.03%       55%(5)    $      6,140
NOVEMBER 8, 1996(3) TO
  MAY 31, 1997...........     13.53%       34%(5)    $        158
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     46.20%      165%       $    271,936
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (0.05)%      40%       $    195,283
JUNE 1, 1998 TO MAY 31,
  1999...................    (13.02)%     119%(5)    $    201,816
JUNE 1, 1997 TO MAY 31,
  1998...................     21.95%       55%(5)    $    284,828
AUGUST 15, 1996(3) TO
  MAY 31, 1997...........     11.42%       34%(5)    $     77,174
SMALL CAP VALUE
-------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     24.79%      124%(5)    $     42,605
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....      5.85%       49%(5)    $     17,404
JUNE 1, 1998 TO MAY 31,
  1999...................    (20.77)%     108%(5)    $     16,791
OCTOBER 15, 1997(3) TO
  MAY 31, 1998...........      1.60%       79%(5)(6) $      6,422
SMALL COMPANY GROWTH
-------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000.....     34.00%      203%(5)    $    603,584
JUNE 1, 1999 TO
  SEPTEMBER 30, 1999.....     (1.49)%      55%(5)    $    515,292
JUNE 1, 1998 TO MAY 31,
  1999...................    (10.72)%     154%(5)    $    557,516
JUNE 1, 1997 TO MAY 31,
  1998...................     22.38%      123%(5)    $    748,269
JUNE 1, 1996 TO MAY 31,
  1997...................      5.65%      124%       $    447,580
NOVEMBER 1, 1995 TO
  MAY 31, 1996...........     21.43%       62%       $    378,546
SPECIALIZED TECHNOLOGY
-------------------------
CLASS A
SEPTEMBER 18, 2000(3) TO
  SEPTEMBER 30, 2000.....      1.10%        7%       $     42,626
CLASS B
SEPTEMBER 18, 2000(3) TO
  SEPTEMBER 30, 2000.....      1.10%        7%       $     52,958
CLASS C
SEPTEMBER 18, 2000(3) TO
  SEPTEMBER 30, 2000.....      1.10%        7%       $     14,176

STOCK FUNDS                                        NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 9).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.

(3)   Commencement of operations.

(4) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(6) The Portfolio in which the Fund invests had a different period of operations than the Fund.

(7) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(8)   Actual dividends per share were less than $0.01.

(9) This ratio includes activity of the Master Portfolio prior to December 15, 1997.

(10) The portfolio turnover for the Corporate Stock Master Portfolio from its inception on April 26, 1999 to September 30, 1999 was 3%. The information shown reflects the stand-alone period only.

(11) The Fund operated as a series of Pacifica Funds Trust from its commencement of operations until it was reorganized as a series of Stagecoach Funds, Inc. on September 6, 1996. In conjunction with the reorganization, existing Investor Shares were converted into Class A shares of the Fund and WFB assumed investment advisory responsibilities. Prior to April 1, 1996, the Fund was advised by First Interstate Capital Management, Inc. ("FICM"). In connection with the merger of First Interstate Bancorp into Wells Fargo & Co. on April 1, 1996, FICM was renamed Wells Fargo Investment Management, Inc., subsequently renamed Wells Capital Management, Inc.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and is currently comprised of 65 separate series. These financial statements present the Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Equity Index, Equity Value, Growth, Growth Equity, Index, International, International Equity, Large Company Growth, Small Cap Growth, Small Cap Opportunities, Small Cap Value, Small Company Growth, and Specialized Technology Funds (each, a "Fund", collectively, the "Funds"), each a series of the Trust.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust (the "Consolidation"). Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust through a tax-free exchange of shares as follows:

    Stagecoach Fund                                    Norwest Advantage Fund                       Wells Fargo Fund
                                              PERFORMA DISCIPLINED GROWTH FUND*         DISCIPLINED GROWTH FUND

                                              DIVERSIFIED EQUITY FUND*                  DIVERSIFIED EQUITY FUND

                                              DIVERSIFIED SMALL CAP FUND*               DIVERSIFIED SMALL CAP FUND

    DIVERSIFIED EQUITY INCOME FUND            INCOME EQUITY FUND*                       EQUITY INCOME FUND

    EQUITY INDEX FUND*                                                                  EQUITY INDEX FUND

    EQUITY VALUE FUND*                                                                  EQUITY VALUE FUND

                                              GROWTH EQUITY FUND*                       GROWTH EQUITY FUND

    GROWTH FUND*                              VALUGROWTH-SM- STOCK FUND                 GROWTH FUND

                                              INDEX FUND*                               INDEX FUND

                                              INTERNATIONAL FUND*                       INTERNATIONAL FUND

    INTERNATIONAL EQUITY FUND*                                                          INTERNATIONAL EQUITY FUND

                                              LARGE COMPANY GROWTH FUND*                LARGE COMPANY GROWTH FUND

    SMALL CAP FUND*/STRATEGIC                 SMALL COMPANY STOCK FUND                  SMALL CAP GROWTH FUND
      GROWTH FUND

                                              SMALL CAP OPPORTUNITIES FUND*             SMALL CAP OPPORTUNITIES FUND

                                              PERFORMA SMALL CAP VALUE FUND*            SMALL CAP VALUE FUND

                                              SMALL COMPANY GROWTH FUND*                SMALL COMPANY GROWTH FUND

  *  ACCOUNTING SURVIVOR

   In the Consolidation, the Wells Fargo Equity Income Fund acquired all of the net assets of the Stagecoach Diversified Equity Income Fund and Norwest
  Advantage Income Equity Fund. The Stagecoach Diversified Equity Income Fund exchanged its 11,832,453 shares (valued at $174,302,021) for 3,962,913 shares of the Wells Fargo Equity Income Fund. The net assets of the Stagecoach Diversified Equity Income Fund included unrealized appreciation of $32,352,092. As a result of this exchange, securities with a market value of $174,569,600 (including unrealized appreciation of $32,352,092) were contributed by the Wells Fargo Equity Income Fund to the Wells Fargo Income Equity Portfolio in exchange for an ownership interest in this Core Portfolio.
   In the Consolidation, the Wells Fargo Growth Fund acquired all of the net assets of the Stagecoach Growth Fund and Norwest Advantage ValuGrowth Stock Fund. The Norwest Advantage ValuGrowth Stock Fund exchanged its 11,218,810 shares (valued at $138,863,010) for 5,907,341 shares of the Wells Fargo Growth Fund. The net assets of the Norwest Advantage ValuGrowth Stock Fund included unrealized appreciation of $53,118,113.

STOCK FUNDS                                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   In the Consolidation, the Wells Fargo Small Cap Growth Fund acquired all of the net assets of the Stagecoach Small Cap, Stagecoach Strategic Growth, and Norwest Advantage Small Company Stock Funds. The Stagecoach Strategic Growth Fund exchanged its 5,537,435 shares (valued at $144,073,891) for 4,907,364 shares of the Wells Fargo Small Cap Growth Fund. The net assets of the Stagecoach Strategic Growth Fund included unrealized appreciation of $26,936,348. The Norwest Advantage Small Company Stock Fund exchanged its 2,745,369 shares (valued at $27,416,341) for 919,461 shares of the Wells Fargo Small Cap Growth Fund. The net assets of the Norwest Advantage Small Company Stock Fund included unrealized appreciation of $1,817,314.
   On September 8, 2000, the Wells Fargo Equity Income Fund acquired all of the net assets of the Great Plains Equity Fund. The Great Plains Equity Fund exchanged its 15,123,216 shares (valued at $144,393,246) for 3,436,758
  Institutional Class shares of the Wells Fargo Equity Income Fund. The net assets of the Great Plains Equity Fund included unrealized appreciation of $43,558,599. As a result of this exchange, securities with a market value of $144,078,202 (including unrealized appreciation of $43,558,599) were contributed by the Wells Fargo Equity Income Fund to the Wells Fargo Income Equity Portfolio in exchange for an ownership interest in this Core Portfolio.
   On September 8, 2000, the Wells Fargo Small Cap Value Fund acquired all of the net assets of the Great Plains Premier Fund. The Great Plains Premier Fund exchanged its 2,306,313 shares (valued at $23,135,585) for 2,117,988
  Institutional Class shares of the Wells Fargo Small Cap Value Fund. The net assets of the Great Plains Premier Fund included unrealized appreciation of $3,402,031. As a result of this exchange, securities with a market value of $23,129,461 (including unrealized appreciation of $3,402,031) were contributed by the Wells Fargo Small Cap Value Fund to the Wells Fargo Small Cap Value Portfolio in exchange for an ownership interest in this Core Portfolio.
   The Diversified Equity, Diversified Small Cap, Equity Income, Equity Value, Growth, Growth Equity, International, International Equity, Large Company Growth, Small Cap Growth, and Small Cap Opportunities Funds offer Class A, Class B, and Institutional Class shares. In addition, the Diversified Equity, Equity Income, Equity Value, Growth Equity, International Equity, Large Company Growth, and Small Cap Growth Funds also offer Class C shares. The Equity Index Fund offers Class A, Class B, and Class O shares. The Specialized Technology Fund offers Class A, Class B, and Class C shares. The Disciplined Growth, Index, Small Cap Value, and Small Company Growth Funds only offer Institutional Class shares. Shareholders of each class may bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and transfer agency fees.
   The Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Value, and Small Company Growth Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Core Portfolio", collectively, the "Core Portfolios") of Wells Fargo Core Trust, a registered open-end management investment company. Each Core Portfolio directly acquires portfolio securities, and a Fund investing in a Core Portfolio acquires an indirect interest in those securities. The Funds account for their investment in the Core Portfolios as partnership investments and record daily their share of the Core Portfolio's income, expenses, and realized and unrealized gain and loss. The financial statements of the Core Portfolios are in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
114

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

SECURITY VALUATION
   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 3:00 p.m. (Central Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.
   Securities held in the Portfolios are valued at their net asset value at the close of business each day as discussed in the Notes to Financial Statements of the Portfolios, which are included elsewhere in this report.

FOREIGN CURRENCY TRANSLATION
   The accounting records of the International and International Equity Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.
   The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. Federal income tax purposes.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

REPURCHASE AGREEMENTS
   Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

FUTURES CONTRACTS
   The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount

STOCK FUNDS                                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2000, the Equity Index Fund held the following long futures contracts:

                                                                             Notional     Net Unrealized
    Fund                       Contracts      Type       Expiration Date  Contract Value   Appreciation
    EQUITY INDEX                53 LONG   S&P 500 INDEX   DECEMBER 2000    $19,261,525      $(663,600)

   The Equity Index Fund has pledged to brokers cash for initial margin requirements with a par value of $1,385,000.

SECURITY LOANS
   The Funds may loan securities in return for securities and cash collateral, which is invested in various short-term fixed income securities. The Funds may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered in to. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks to the Fund from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The value of the securities on loan and the value of the related collateral for the year ended September 30, 2000 were as follows:

    Fund                                       Securities    Collateral
    EQUITY INDEX FUND                         $ 71,618,971  $ 78,163,828

    EQUITY VALUE FUND                           14,314,821    15,925,171

    GROWTH FUND                                 66,608,044    71,401,679

    SMALL CAP GROWTH FUND                      158,662,126   171,465,966

    SMALL CAP OPPORTUNITIES FUND                24,940,691    26,453,066

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

RECLASSIFICATION OF CAPITAL ACCOUNTS
   On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                         Undistributed   Undistributed
                                         Net Investment  Net Realized     Paid-in
                                             Income       Gain/(Loss)     Capital
    DISCIPLINED GROWTH FUND               $    (34,716)  $    (19,168)  $     53,884

    DIVERSIFIED EQUITY FUND                    (89,939)      (405,027)       494,966

    DIVERSIFIED SMALL CAP FUND                  23,556        (68,969)        45,413

    EQUITY INCOME FUND                              79          5,997         (6,076)

    EQUITY INDEX FUND                           (6,882)         6,881              1

    EQUITY VALUE FUND                           (2,923)         2,925             (2)

    GROWTH EQUITY FUND                       1,032,651     (1,466,145)       433,494

    GROWTH FUND                              1,723,465     (1,195,098)      (528,367)

    INDEX FUND                                (731,539)       731,539              0

    INTERNATIONAL EQUITY FUND                  546,683        856,321     (1,403,005)

    INTERNATIONAL FUND                        (488,445)       469,164         19,281

    LARGE COMPANY GROWTH FUND                7,333,453             (5)    (7,333,448)

    SMALL CAP GROWTH FUND                    4,237,223     11,369,809    (15,607,032)

    SMALL CAP OPPORTUNITIES FUND             1,095,849      1,699,796     (2,795,645)

    SMALL CAP VALUE FUND                        67,241            242        (67,483)

    SMALL COMPANY GROWTH FUND                2,382,449     (3,083,760)       701,311

    SPECIALIZED TECHNOLOGY FUND                 22,029              0        (22,029)

DISTRIBUTIONS TO SHAREHOLDERS
   Dividends to shareholders from net investment income, if any, are declared and distributed annually, with the exception of the Equity Income and Equity Value Funds. Dividends to shareholders from net investment income of the Equity Income and Equity Value Funds, if any, are declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually. For federal income tax purposes, the Funds may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.
   Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

FEDERAL INCOME TAXES
   Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2000.

STOCK FUNDS                                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   The following Funds had estimated net capital loss carryforwards, which are available to offset future net realized capital gains:

                                                                                            Capital Loss
    Date                                                Fund                  Year Expires  Carryforwards
    5/31/00                              SMALL CAP VALUE FUND                 2007           $1,680,398

                                                                              2008              102,468

    9/30/00                              SMALL CAP GROWTH FUND                2006            9,080,292

                                                                              2007            1,513,382

    9/30/00                              SPECIALIZED TECHNOLOGY FUND          2008              319,303

3. ADVISORY FEES
   The Trust has entered into an advisory contract on behalf of the Funds with WFB. Pursuant to the contract, WFB has agreed to provide the following Funds with daily portfolio management, for which, WFB is entitled to be paid a monthly advisory fee at the following annual rates:

    Fund                                                % of Average Daily Net Assets
    EQUITY INDEX FUND                                                0.25

    EQUITY VALUE FUND                                                0.75

    GROWTH FUND                                                      0.75

    INTERNATIONAL EQUITY FUND                                        1.00

    SMALL CAP GROWTH FUND                                            0.90

    SMALL CAP OPPORTUNITIES FUND                                     0.90

    SPECIALIZED TECHNOLOGY FUND                                      1.05

   The Diversified Equity, Diversified Small Cap, and Growth Equity Funds are invested in various Core Portfolios. WFB is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services including the determination of the asset allocations of each Fund's investments in the various Core Portfolios. The Disciplined Growth, Equity Income, Index, International, Large Company Growth, Small Cap Value, and Small Company Growth Funds invest all of their assets in single Core Portfolios and do not currently pay investment advisory fees. WFB acts as advisor to the Core Portfolios, and is entitled to receive fees from the Core Portfolios for those services.
   Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Equity Index, Equity Value, Growth, International Equity, and Small Cap Growth Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Equity Index Fund, a monthly fee at the annual rate of 0.02% of the Fund's average daily net assets up to $200 million and 0.01% of the Fund's average daily net assets in excess of $200 million. For the Equity Value, Growth, and Small Cap Growth Funds, WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million, and 0.15% of each Fund's average daily net assets in excess of $400 million. For the International Equity Fund, WCM is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.35% of the Fund's average daily net assets up to $200 million, 0.25% for the next $200 million, and 0.15% of the Fund's average daily net assets in excess of $400 million.
   Schroder Capital Management Inc. ("Schroder"), a wholly-owned U.S. subsidiary of Schroder Incorporated, which is a wholly-owned U.S. subsidiary of Schroder PLC, acts as sub-advisor to the Small Cap Opportunities Fund. Schroder is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets.
   Dresdner RCM Global Investors LLC ("Dresdner"), an indirect wholly-owned subsidiary of Dresdner Bank AG, acts as sub-advisor to the Specialized Technology Fund. Dresdner is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets up to $100 million, 0.75% for the next $400 million, 0.60% for the next $500 million, and 0.50% of the Fund's average daily net assets in excess of $1 billion.

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

   Prior to November 8, 1999, Stagecoach Funds, Inc. had entered into an advisory contract on behalf of the Equity Index, Equity Value, Growth, International Equity, and Small Cap Growth Funds with WFB. Pursuant to the contract, WFB had agreed to provide the Funds with daily portfolio management. Under the prior contract with the Funds, WFB was entitled to be paid monthly advisory fees at the annual rates of 0.25% of the Equity Index Fund's average daily net assets, 0.50% of the Equity Value Fund's average daily net assets, 1.00% of the International Equity Fund's average daily net assets, and 0.60% of the Small Cap Growth Fund's average daily net assets. For the Growth Fund, WFB was entitled to be paid a monthly advisory fee at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million, 0.40% for the next $250 million, and 0.30% of the Fund's average daily net assets in excess of $500 million. Prior to November 8, 1999, the investment advisor to the Small Cap Opportunities Fund was Norwest Investment Management, Inc. ("Advisor"), a wholly-owned subsidiary of Norwest Bank Minnesota, N.A. ("Norwest"), which is a subsidiary of Wells Fargo & Company. For the Small Cap Opportunities Fund, the Advisor was entitled to be paid a monthly advisory fee at the annual rate of 0.60% of the Fund's average daily net assets. The rates for the Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, Large Company Growth, Small Cap Value, and Small Company Growth Funds remain unchanged from the predecessor funds.
   Each Fund that invests its assets in one or more of the Portfolios may withdraw its investments from its corresponding Portfolio(s) at any time if the Board of Trustees determines that it is in the best interests of the Fund to do so. Upon such redemption and subsequent investment in a portfolio of securities, WFB (and the corresponding sub-advisor) may receive an investment fee for the management of those assets. If the redeemed assets are invested in one or more Core Portfolios, WFB (and the corresponding sub-advisor) does not receive any compensation.

4. DISTRIBUTION FEES
   The Trust has adopted a Distribution Plan (the "Plan") for Class B and C shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and C shares and paid to Stephens, Inc. ("Stephens") at a rate of 0.75% of average daily net assets. There are no distribution fees for the Funds' Class A and O shares. The distribution fees paid on behalf of the Funds for the year ended September 30, 2000 are disclosed in the Statement of Operations.
   Prior to November 8, 1999, the Class A shares of the predecessor Equity Value, International Equity, and Small Cap Growth Funds had a Rule 12b-1 Plan that provided that the Funds may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to their Class A shares.
   Prior to November 8, 1999, the Class A shares of the predecessor Growth Fund had a Rule 12b-1 Plan that provided that such Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to its Class A shares. The Class B shares of the predecessor Growth Fund provided that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.70% of the average daily net assets attributable to the Class B shares.
   Prior to November 8, 1999, the Class A shares of the predecessor Large Company Growth and Diversified Small Cap Funds had a Rule 12b-1 Plan that authorized payment of a distribution service fee at an annual rate of 0.10% of each Fund's average daily net assets attributable to its Class A shares. The Plan for the predecessor Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, International, Large Company Growth, and Small Cap Opportunities Funds also authorized payment of a maintenance fee at an annual rate of 0.25% of each Fund's average daily net assets attributable to Class B shares.
   The Plan for Class B shares of the Equity Index, Equity Value, International Equity, and Small Cap Growth Funds, and Class C shares of the Equity Value, International Equity, and Small Cap Growth Funds remains unchanged from the predecessor funds.

5. ADMINISTRATION FEES
   The Trust has entered into an administration agreement on behalf of the Funds with WFB whereby WFB is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. Prior to November 8, 1999, WFB served as Administrator for the predecessor Equity Index, Equity Value,

STOCK FUNDS                                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  Growth, International Equity, and Small Cap Growth Funds at the rate, and pursuant to the substantially same terms, as apply under the existing agreement.
   Prior to November 8, 1999, the Administrator for the predecessor Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds was Forum Administrative Services, LLC ("FAdS"). The Funds were charged monthly fees at the annual rate of 0.025% of each Fund's average daily net assets, with exception to the International and Small Cap Opportunities Funds which were charged 0.05% of each Fund's average daily net assets.

6. TRANSFER AGENT FEES
   The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds.
   Prior to November 8, 1999, BFDS provided transfer agency services at the same rates pursuant to a substantially similar agreement with both of the Stagecoach and Norwest Advantage predecessor portfolios.

7. SHAREHOLDER SERVICING FEES
   The Trust has entered into contracts on behalf of the Funds with numerous shareholder servicing agents, whereby the Funds are charged 0.25% of the average daily net assets for Class A, Class B, and Class C shares and 0.10% of the average daily net assets for Institutional Class shares of the Diversified Small Cap, Small Cap Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds for these services. No fee is charged for Institutional Class shares of the Disciplined Growth, Diversified Equity, Equity Income, Equity Value, Growth, Growth Equity, Index, International, International Equity, and Large Company Growth Funds. Prior to November 8, 1999, shareholder servicing fees were charged at an annual rate of 0.30% of the average daily net assets of the Class A and Class B shares and 0.25% of the average daily net assets of the Institutional Class shares of the predecessor Equity Value and Growth Funds. Prior to November 8, 1999, all other predecessor Funds and share classes were charged at the same 0.25% annual rate listed above.
   The shareholder servicing fees paid on behalf of the Funds for the year ended September 30, 2000 were as follows:

                                                                    Institutional
    Fund                             Class A    Class B   Class C       Class
    DISCIPLINED GROWTH FUND                N/A       N/A      N/A     $      0

    DIVERSIFIED EQUITY FUND         $  203,162  $311,490  $12,696            0

    DIVERSIFIED SMALL CAP FUND           2,196     1,665      N/A       82,136

    EQUITY INCOME FUND                 481,073   368,717   11,788            0

    EQUITY INDEX FUND                1,597,485   222,306      N/A          N/A

    EQUITY VALUE FUND                   68,184   128,536    1,877       32,080

    GROWTH FUND                        854,722   183,418      N/A        4,587

    GROWTH EQUITY FUND                  44,328    54,418    2,863            0

    INDEX FUND                             N/A       N/A      N/A            0

    INTERNATIONAL FUND                   8,587     6,759      N/A            0

    INTERNATIONAL EQUITY FUND          210,200    79,683    3,429            0

    LARGE COMPANY GROWTH FUND          671,291   816,580   28,042            0

    SMALL CAP GROWTH FUND              407,264   206,876   54,966      121,706

    SMALL CAP OPPORTUNITIES FUND        14,889    10,914      N/A      203,134

    SMALL CAP VALUE FUND                   N/A       N/A      N/A       18,262

    SMALL COMPANY GROWTH FUND              N/A       N/A      N/A      560,259

    SPECIALIZED TECHNOLOGY FUND          3,685     4,433    1,267          N/A

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

8. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. During the period, WFB provided sub-portfolio accounting services to the Equity Index and Equity Value Funds. For these services WFB was entitled to a fixed monthly fee from each Fund plus an annual fee of 0.0025% of each Fund's average daily net assets. Prior to April 3, 2000, WFB had engaged Investor's Bank and Trust Company ("IBT") to perform certain sub-portfolio accounting services for the International Equity Fund. Prior to November 8, 1999, Stagecoach Funds, Inc. entered into contracts on behalf of the predecessor Equity Index, Equity Value, Growth, and Small Cap Growth Funds with WFB, whereby WFB was responsible for providing portfolio accounting services for the Funds. Pursuant to the contract, WFB was entitled to a monthly base fee from each predecessor Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each predecessor Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million. For the predecessor Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds, portfolio accounting services were provided by Forum.
   The Trust has entered into a contract on behalf of the Equity Index, Equity Value, Growth, Small Cap Growth, Small Cap Opportunities, and Specialized Technology Funds with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to certain transaction charges plus a monthly fee for custody services at the annual rate of 0.02% of the average daily net assets of each Fund. Prior to April 3, 2000, IBT had been retained to act as custodian for the International Equity Fund. Prior to November 8, 1999, BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acted as custodian to the predecessor Equity Index Fund. Prior to November 8, 1999, the predecessor Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Opportunities, Small Cap Value, and Small Company Growth Funds had WFB MN serve as the custodian. For its custody services, WFB MN was entitled to receive a fee at an annual rate of 0.02% for the first $100 million of average daily net assets of each Fund, declining to 0.01% of the average daily net assets of each Fund in excess of $200 million. The predecessor Disciplined Growth, Diversified Equity, Diversified Small Cap, Equity Income, Growth Equity, Index, International, Large Company Growth, Small Cap Value, and Small Company Growth Funds were not charged a custody fee at the Gateway level provided that they invested in Core Trust Portfolios. Prior to November 8, 1999, the predecessor Equity Value, Growth, and Small Cap Growth Funds had the above service performed for a fee at an annual rate of 0.0167% of the average daily net assets of each Fund.
   Stephens has retained $8,086,241 as sales charges from the proceeds of Class A shares sold, $0 from the proceeds of Class B shares redeemed and $120,469 from the proceeds of Class C shares redeemed by the Trust for the year ended September 30, 2000. A third party financing agent has retained approximately $6,282,198 from the proceeds of deferred sales charges on Class B shares redeemed by the Trust for the year ended September 30, 2000. Wells Fargo Securities Inc., a subsidiary of WFB, received $3,196,955 as sales charges from the proceeds of Class A shares sold and $481,937 from the proceeds of Class B shares redeemed by the Trust for the year ended
  September 30, 2000. Forum Financial Group, the former distributor, received $18,560 as sales charges from the proceeds of Class A shares sold, $234,350 from the proceeds of Class B shares redeemed and $1,279 from the proceeds of Class C shares redeemed by the Trust for the year ended September 30, 2000.

STOCK FUNDS                                        NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

9. WAIVED FEES AND REIMBURSED EXPENSES
   All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended September 30, 2000, were waived by WFB or FAdS.

    Fund                                 Fees Waived by FAdS  Fees Waived by WFB  Total Fees Waived
    DISCIPLINED GROWTH FUND                  $   18,209           $    5,622         $   23,831

    DIVERSIFIED EQUITY FUND                     360,860            2,785,852          3,146,712

    DIVERSIFIED SMALL CAP FUND                   31,574              143,843            175,417

    EQUITY INCOME FUND                           50,591              926,131            976,722

    EQUITY INDEX FUND                                 0            1,130,732          1,130,732

    EQUITY VALUE FUND                                 0              359,778            359,778

    GROWTH FUND                                       0            1,255,710          1,255,710

    GROWTH EQUITY FUND                           93,055              746,723            839,778

    INDEX FUND                                  233,562              542,906            776,468

    INTERNATIONAL FUND                            3,789              108,104            111,893

    INTERNATIONAL EQUITY FUND                         0              593,029            593,029

    LARGE COMPANY GROWTH FUND                   137,454            1,790,360          1,927,814

    SMALL CAP GROWTH FUND                             0            1,855,697          1,855,697

    SMALL CAP OPPORTUNITIES FUND                 17,968               68,995             86,963

    SMALL CAP VALUE FUND                          6,285               18,340             24,625

    SMALL COMPANY GROWTH FUND                    10,602               85,124             95,726

    SPECIALIZED TECHNOLOGY FUND                       0                9,761              9,761

NOTES TO FINANCIAL STATEMENTS                                        STOCK FUNDS
--------------------------------------------------------------------------------

10. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Fund for the year ended September 30, 2000, were as follows:

                                                   AGGREGATE PURCHASES AND SALES
    Fund                                      Purchases at Cost  Sales Proceeds
    DISCIPLINED GROWTH FUND*                   $   34,290,574    $   42,190,577

    DIVERSIFIED EQUITY FUND*                      895,738,635       896,673,993

    DIVERSIFIED SMALL CAP FUND*                   128,218,355       131,569,603

    EQUITY INCOME FUND*                           150,364,142       216,468,322

    EQUITY INDEX FUND                              55,295,098       112,753,169

    EQUITY VALUE FUND                             202,047,852       290,536,554

    GROWTH FUND                                   228,263,025       386,417,991

    GROWTH EQUITY FUND*                           615,655,712       602,496,465

    INDEX FUND*                                   100,449,317        80,553,277

    INTERNATIONAL FUND*                           333,827,182       448,596,994

    INTERNATIONAL EQUITY FUND                     193,410,317        53,837,378

    LARGE COMPANY GROWTH FUND*                    532,003,616       179,607,717

    SMALL CAP GROWTH FUND                       1,067,449,064       925,982,731

    SMALL CAP OPPORTUNITIES FUND                  355,656,810       387,753,309

    SMALL CAP VALUE FUND*                          44,159,017        43,091,803

    SMALL COMPANY GROWTH FUND*                  1,151,114,378     1,246,593,493

    SPECIALIZED TECHNOLOGY FUND                    89,065,037         5,629,991

  * THESE FUNDS DO NOT HOLD INVESTMENT SECURITIES DIRECTLY. THE FUNDS SEEK TO ACHIEVE THEIR INVESTMENT OBJECTIVE BY INVESTING ALL OF THEIR INVESTABLE ASSETS IN ONE OR MORE CORE PORTFOLIOS. PURCHASES AND SALES FOR THE FUNDS NORMALLY WOULD BE BASED ON THE PURCHASES AND SALES OF A FUND'S INVESTMENT IN A CORE PORTFOLIO RATHER THAN THE UNDERLYING SECURITIES IN THAT CORE PORTFOLIO. SINCE THE FUND HAS AN INDIRECT INTEREST IN THE SECURITIES HELD IN THE CORE PORTFOLIO, THE PURCHASES AND SALES DISCLOSED ARE CALCULATED BY AGGREGATING THE RESULTS OF MULTIPLYING THE FUND'S OWNERSHIP PERCENTAGE OF THE RESPECTIVE CORE PORTFOLIO BY THE CORRESPONDING CORE PORTFOLIO'S PURCHASES AND SALES.

STOCK FUNDS                                          TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

   Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Equity Index and the Equity Value Fund designate 100% and 98.29%, respectively, of their net investment income distributed during the year as qualifying for the corporate dividends-received deduction.
   Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following Funds designate, as capital gain dividends for the taxable year as indicated, the following amounts:

Fund                                        Amount                     Tax year
EQUITY INDEX FUND                         $101,045,493 OCTOBER 1, 1999 TO SEPTEMBER 30, 2000

EQUITY VALUE FUND                          49,897,305  OCTOBER 1, 1999 TO SEPTEMBER 30, 2000

GROWTH FUND                                89,942,020  NOVEMBER 6, 1999 TO SEPTEMBER 30, 2000

INTERNATIONAL EQUITY FUND                   5,474,735  OCTOBER 1, 1999 TO SEPTEMBER 30, 2000

SMALL CAP GROWTH FUND                       6,019,320  NOVEMBER 6, 1999 TO SEPTEMBER 30, 2000

SMALL CAP OPPORTUNITIES FUND                7,090,964  OCTOBER 1, 1999 TO SEPTEMBER 30, 2000

INDEPENDENT AUDITORS' REPORT                                         STOCK FUNDS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
WELLS FARGO FUNDS TRUST:

   We have audited the accompanying statements of assets and liabilities of Disciplined Growth Fund, Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Index Fund, Equity Value Fund, Growth Fund, Growth Equity Fund, Index Fund, International Fund, International Equity Fund, Large Company Growth Fund, Small Cap Growth Fund, Small Cap Opportunities Fund, Small Cap Value Fund, Small Company Growth Fund, and Specialized Technology Fund, seventeen portfolios of Wells Fargo Funds Trust (collectively the "Funds"), including the portfolios of investments as of September 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for the periods presented on pages 90 to 100, and the financial highlights for the periods presented on pages 102 to
  112. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2000, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Wells Fargo Funds Trust as of September 30, 2000, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the paragraph above in conformity with accounting principles generally accepted in the United States of America.

  /s/ KPMG LLP

  San Francisco, California
  November 3, 2000

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
COMMON STOCK - 97.60%
BUSINESS SERVICES - 13.99%
    88,380  AMERICA ONLINE INCORPORATED+                       $  4,750,425
     9,767  CYBEAR GROUP+                                            12,819
    63,400  ORACLE CORPORATION+                                   4,992,750
    46,000  SUN MICROSYSTEMS INCORPORATED+                        5,370,500
   165,850  SUNGARD DATA SYSTEMS
            INCORPORATED+                                         7,100,453
   205,510  SYBASE INCORPORATED+                                  4,726,730

                                                                 26,953,677
                                                               ------------
CHEMICALS & ALLIED PRODUCTS - 8.53%
    62,600  ANDRX GROUP+                                          5,845,275
   122,720  IVAX CORPORATION+                                     5,645,120
   147,760  KING PHARMACEUTICALS
            INCORPORATED+                                         4,940,725

                                                                 16,431,120
                                                               ------------
COMMUNICATIONS - 2.31%
   110,520  BELLSOUTH CORPORATION                                 4,448,430
                                                               ------------
EATING & DRINKING PLACES - 2.72%
   252,145  DARDEN RESTAURANTS
            INCORPORATED                                          5,247,768
                                                               ------------
ELECTRIC, GAS & SANITARY SERVICES - 3.37%
    62,280  CALPINE CORPORATION+                                  6,500,475
                                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 7.25%
   119,800  ADC TELECOMMUNICATIONS
            INCORPORATED+                                         3,221,497
    55,250  ANALOG DEVICES INCORPORATED+                          4,561,578
    67,520  TEXAS INSTRUMENTS INCORPORATED                        3,186,100
    97,395  VISHAY INTERTECHNOLOGY
            INCORPORATED+                                         2,994,896

                                                                 13,964,071
                                                               ------------
FOOD & KINDRED PRODUCTS - 8.57%
   133,000  ANHEUSER-BUSCH COMPANIES
            INCORPORATED                                          5,627,563
   185,869  PEPSI BOTTLING GROUP
            INCORPORATED                                          5,587,686
    66,990  QUAKER OATS COMPANY                                   5,300,584

                                                                 16,515,833
                                                               ------------
HEALTH SERVICES - 3.67%
   194,400  TENET HEALTHCARE CORPORATION                          7,071,300
                                                               ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 3.18%
   160,520  MGM GRAND INCORPORATED                                6,129,858
                                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.95%
   116,360  DELL COMPUTER CORPORATION+                            3,585,343
    60,131  EMC CORPORATION+                                      5,960,485

                                                                  9,545,828
                                                               ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
INSURANCE CARRIERS - 8.59%
    77,900  JEFFERSON-PILOT CORPORATION                        $  5,287,463
   170,710  OXFORD HEALTH PLANS
            INCORPORATED+                                         5,246,665
    60,940  UNITEDHEALTH GROUP
            INCORPORATED                                          6,017,825

                                                                 16,551,953
                                                               ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 3.98%
    78,590  CREDENCE SYSTEMS CORPORATION+                         2,357,700
    72,025  MILLIPORE CORPORATION                                 3,488,711
    51,800  TERADYNE INCORPORATED+                                1,813,000

                                                                  7,659,411
                                                               ------------
MOTION PICTURES - 2.46%
   123,829  WALT DISNEY COMPANY                                   4,736,459
                                                               ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.84%
    76,490  FANNIE MAE                                            5,469,035
                                                               ------------
OIL & GAS EXTRACTION - 2.66%
    77,460  KERR-MCGEE CORPORATION                                5,131,725
                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 2.81%
    80,740  AMERADA HESS CORPORATION                              5,404,534
                                                               ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.44%
    92,500  KNIGHT-RIDDER INCORPORATED                            4,700,156
                                                               ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.34%
    68,280  MERRILL LYNCH & COMPANY
            INCORPORATED                                          4,506,480
                                                               ------------
TRANSPORTATION EQUIPMENT - 8.16%
    95,490  BOEING COMPANY                                        6,015,870
    72,780  GENERAL DYNAMICS CORPORATION                          4,571,493
   107,420  HARLEY-DAVIDSON INCORPORATED                          5,142,733

                                                                 15,730,096
                                                               ------------
TRANSPORTATION SERVICES - 2.78%
   118,880  EXPEDITORS INTERNATIONAL OF
            WASHINGTON INCORPORATED                               5,357,030
                                                               ------------

                                                                188,055,239
TOTAL COMMON STOCK (COST $156,163,354)
                                                               ------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 1.25%
REPURCHASE AGREEMENTS - 1.25%
$2,414,071  BANC OF AMERICA NT & SA --
            102% COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                 6.65%       10/2/00     $  2,414,071
                                                                          ------------

                                                                             2,414,071
TOTAL SHORT-TERM INSTRUMENTS (COST
$2,414,071)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $158,577,425)*                        98.85% $190,469,310
OTHER ASSETS AND LIABILITIES, NET            1.15     2,219,984
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $192,689,294
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $41,280,811
GROSS UNREALIZED DEPRECIATION                       (9,388,926)
                                                    ----------
NET UNREALIZED APPRECIATION                         $31,891,885

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                          VALUE
COMMON STOCK - 99.71%
AMUSEMENT & RECREATION SERVICES - 1.47%
 1,000,000  WALT DISNEY COMPANY                                $   38,250,000
                                                               --------------
BUSINESS SERVICES - 2.12%
 2,617,800  IMS HEALTH INCORPORATED                                54,319,350
   130,890  SYNAVANT INCORPORATED+                                    875,327

                                                                   55,194,677
                                                               --------------
CHEMICALS & ALLIED PRODUCTS - 15.01%
 1,215,200  AMERICAN HOME PRODUCTS
            CORPORATION                                            68,734,750
 1,061,369  E.I. DU PONT DE NEMOURS &
            COMPANY                                                43,980,478
   577,850  JOHNSON & JOHNSON                                      54,281,784
   113,830  LILLY INDUSTRIES INCORPORATED
            CLASS A                                                 3,357,985
   790,300  MERCK & COMPANY INCORPORATED                           58,827,956
 1,494,900  PFIZER INCORPORATED                                    67,177,069
    53,193  PHARMACIA CORPORATION                                   3,201,554
   800,000  PROCTER & GAMBLE COMPANY                               53,600,000
 1,297,011  ROHM & HAAS COMPANY                                    37,694,382

                                                                  390,855,958
                                                               --------------
COMMUNICATIONS - 4.51%
   131,427  ALLTEL CORPORATION                                      6,858,848
 1,896,800  AT&T CORPORATION                                       55,718,500
    84,000  HELLENIC TELECOMMUNICATION
            ORGANIZATION SA                                         1,615,699
    36,000  NOKIA CORPORATION ADR                                   1,433,250
    93,678  TELECOM ITALIA SPA                                        995,270
 1,014,796  VERIZON COMMUNICATIONS                                 49,154,181
    50,000  WORLDCOM INCORPORATED+                                  1,518,750

                                                                  117,294,498
                                                               --------------
DEPOSITORY INSTITUTIONS - 4.38%
    81,500  COMMERCIAL FEDERAL CORPORATION                          1,558,688
   495,250  J.P. MORGAN & COMPANY
            INCORPORATED                                           80,911,468
 1,384,950  U.S. BANCORP                                           31,507,613

                                                                  113,977,769
                                                               --------------
EATING & DRINKING PLACES - 1.36%
 1,169,300  MCDONALD'S CORPORATION                                 35,298,244
                                                               --------------
ELECTRIC, GAS & SANITARY SERVICES - 3.80%
   604,100  PUBLIC SERVICE ENTERPRISE
            GROUP INCORPORATED                                     26,995,719
 1,771,550  TEXAS UTILITIES COMPANY                                70,197,669
   100,000  WASTE MANAGEMENT INCORPORATED                           1,743,750

                                                                   98,937,138
                                                               --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 9.01%
    34,000  DRAKA HOLDING NV                                        2,265,181
 1,015,500  EMERSON ELECTRIC COMPANY                               68,038,500
 1,676,034  GENERAL ELECTRIC COMPANY                               96,686,211

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
    62,352  KONINKLIJKE PHILIPS
            ELECTRONICS NV                                     $    2,649,943
 1,766,292  LUCENT TECHNOLOGIES
            INCORPORATED                                           53,982,299
   100,000  MOTOROLA INCORPORATED                                   2,825,000
   258,697  VISHAY INTERTECHNOLOGY
            INCORPORATED+                                           7,954,933

                                                                  234,402,067
                                                               --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 1.94%
 1,468,100  DUN & BRADSTREET CORPORATION                           50,557,694
                                                               --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
2.07%
 2,036,600  FORTUNE BRANDS INCORPORATED                            53,969,900
                                                               --------------
FOOD & KINDRED PRODUCTS - 6.27%
   230,000  BASS PLC                                                2,261,366
    13,000  CONAGRA FOODS INCORPORATED                                260,813
    33,000  CSM NV                                                    720,719
 2,388,740  PEPSICO INCORPORATED                                  109,882,040
 2,454,500  SARA LEE CORPORATION                                   49,857,030

                                                                  162,981,968
                                                               --------------
FURNITURE & FIXTURES - 0.15%
   158,425  HON INDUSTRIES INCORPORATED                             3,901,216
                                                               --------------
GENERAL MERCHANDISE STORES - 4.22%
   467,547  J.C. PENNEY COMPANY
            INCORPORATED                                            5,522,899
 1,556,050  MAY DEPARTMENT STORES COMPANY                          31,899,025
   750,530  SEARS ROEBUCK & COMPANY                                24,332,183
 1,873,600  TARGET CORPORATION                                     48,011,000

                                                                  109,765,107
                                                               --------------
HOLDING & OTHER INVESTMENT OFFICES - 0.32%
       107  BERKSHIRE HATHAWAY
            INCORPORATED CLASS A+                                   6,890,800
    50,700  PEARSON PLC                                             1,408,498

                                                                    8,299,298
                                                               --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.45%
   927,500  HEWLETT-PACKARD COMPANY                                89,967,500
   923,000  IBM CORPORATION                                       103,837,500

                                                                  193,805,000
                                                               --------------
INSURANCE CARRIERS - 8.76%
 1,292,651  AEGON NV NY REGISTERED SHARES                          47,989,668
    95,674  ALLSTATE CORPORATION                                    3,324,671
   746,750  AMERICAN GENERAL CORPORATION                           58,246,500
     6,000  MBIA INCORPORATED                                         426,750
   106,260  SCOR                                                    4,641,432
     5,500  SCOR ADR                                                  237,188
 2,260,100  ST. PAUL COMPANIES
            INCORPORATED                                          111,451,181
   175,100  SUMITOMO MARINE & FIRE
            INSURANCE COMPANY                                       1,038,674
    56,475  TOKIO MARINE & FIRE INSURANCE
            COMPANY                                                   564,436

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                          VALUE
INSURANCE CARRIERS (continued)
       250  YASUDA FIRE & MARINE INSURANCE
            COMPANY LIMITED                                    $        1,328

                                                                  227,921,828
                                                               --------------
LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER TRANSPORTATION -
0.07%
   536,700  FIRSTGROUP PLC                                          1,729,854
                                                               --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.17%
   353,748  AGILENT TECHNOLOGIES
            INCORPORATED+                                          17,311,543
   585,850  EASTMAN KODAK COMPANY                                  23,946,619
 1,000,000  XEROX CORPORATION                                      15,062,500

                                                                   56,320,662
                                                               --------------
METAL MINING - 0.11%
   103,000  DE BEERS CON MINES ADR                                  2,851,813
                                                               --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 3.70%
   238,575  HASBRO INCORPORATED                                     2,728,702
 1,801,494  TYCO INTERNATIONAL LIMITED                             93,452,501

                                                                   96,181,203
                                                               --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.15%
   327,687  WERNER ENTERPRISES
            INCORPORATED                                            3,850,322
                                                               --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 3.34%
 1,199,700  AMERICAN EXPRESS COMPANY                               72,881,775
   152,000  FEDERAL HOME LOAN MORTGAGE
            CORPORATION                                             8,217,500
    79,135  FEDERAL NATIONAL MORTGAGE
            ASSOCIATION                                             5,658,153

                                                                   86,757,428
                                                               --------------
OIL & GAS EXTRACTION - 1.80%
   567,500  SCHLUMBERGER LIMITED                                   46,712,344
                                                               --------------
PAPER & ALLIED PRODUCTS - 1.92%
   547,458  MINNESOTA MINING &
            MANUFACTURING COMPANY                                  49,887,110
                                                               --------------
PERSONAL SERVICES - 0.27%
   192,850  H&R BLOCK INCORPORATED                                  7,147,503
                                                               --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 7.67%
   922,928  BP AMOCO PLC ADR                                       48,915,184
   444,950  CHEVRON CORPORATION                                    37,931,988
   887,435  EXXON MOBIL CORPORATION                                79,092,644
   660,500  NIPPON SANSO CORPORATION                                2,261,568
   522,604  ROYAL DUTCH PETROLEUM COMPANY
            NY SHARES                                              31,323,576

                                                                  199,524,960
                                                               --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.33%
     5,373  EDIPRESSE SA                                            2,393,609
   292,800  N.V. HOLDINGMAATSCHAPPIJ DE
            TELEGRAAF                                               6,071,778

                                                                    8,465,387
                                                               --------------

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--------------------------------------------------------------------------------

   INCOME EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                          VALUE
TOBACCO PRODUCTS - 1.57%
 1,390,150  PHILIP MORRIS COMPANIES
            INCORPORATED                                       $   40,922,540
                                                               --------------
TRANSPORTATION EQUIPMENT - 3.57%
 1,186,800  HONEYWELL INTERNATIONAL
            INCORPORATED                                           42,279,750
     2,411  SCHINDLER HOLDING AG                                    3,702,063
   677,600  UNITED TECHNOLOGIES
            CORPORATION                                            46,923,800

                                                                   92,905,613
                                                               --------------
WATER TRANSPORTATION - 0.20%
   208,502  CARNIVAL CORPORATION                                    5,134,362
                                                               --------------

                                                                2,593,803,463
TOTAL COMMON STOCK (COST $1,695,625,107)
                                                               --------------

                                            INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 0.15%
REPURCHASE AGREEMENTS - 0.15%
 3,832,141  BANC OF AMERICA NT & SA - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                 6.65%       10/2/00          3,832,141
                                                                          --------------

                                                                               3,832,141
TOTAL SHORT-TERM INSTRUMENTS (COST
$3,832,141)
                                                                          --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,699,457,248)*                      99.86% $2,597,635,604
OTHER ASSETS AND LIABILITIES, NET            0.14%      3,571,473
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $2,601,207,077
                                          -------  --------------

  +  NON-INCORPORATED INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $1,699,459,127 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,031,903,343
GROSS UNREALIZED DEPRECIATION                        (133,726,866)
                                                    -------------
NET UNREALIZED APPRECIATION                         $ 898,176,477

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
COMMON STOCK - 98.85%
AGRICULTURAL PRODUCTION-CROPS - 0.07%
     46,000  NABISCO GROUP HOLDINGS
             CORPORATION                                        $    1,311,000
                                                                --------------
AMUSEMENT & RECREATION SERVICES - 0.65%
     16,400  HARRAH'S ENTERTAINMENT
             INCORPORATED+                                             451,000
    293,600  WALT DISNEY COMPANY                                    11,230,200

                                                                    11,681,200
                                                                --------------
APPAREL & ACCESSORY STORES - 0.37%
    119,700  GAP INCORPORATED                                        2,408,962
     46,400  KOHL'S CORPORATION+                                     2,676,700
     60,800  LIMITED INCORPORATED                                    1,341,400
     18,300  NORDSTROM INCORPORATED                                    284,794

                                                                     6,711,856
                                                                --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.04%
      7,500  LIZ CLAIBORNE INCORPORATED                                288,750
     16,100  V F CORPORATION                                           397,469

                                                                       686,219
                                                                --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.02%
     18,000  AUTOZONE INCORPORATED+                                    408,375
                                                                --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
      8,400  RYDER SYSTEM INCORPORATED                                 154,875
                                                                --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.04%
      8,300  CENTEX CORPORATION                                        266,638
      6,800  KAUFMAN & BROAD HOME
             CORPORATION                                               183,175
      5,700  PULTE CORPORATION                                         188,100

                                                                       637,913
                                                                --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.13%
    326,200  HOME DEPOT INCORPORATED                                17,308,988
     53,900  LOWE'S COMPANIES INCORPORATED                           2,418,763
     22,900  SHERWIN-WILLIAMS COMPANY                                  489,487

                                                                    20,217,238
                                                                --------------
BUSINESS SERVICES - 9.80%
     16,900  ADOBE SYSTEMS INCORPORATED                              2,623,725
    325,200  AMERICA ONLINE INCORPORATED+                           17,479,500
      8,100  AUTODESK INCORPORATED                                     205,538
     88,300  AUTOMATIC DATA PROCESSING
             INCORPORATED                                            5,905,063
     34,800  BMC SOFTWARE INCORPORATED+                                665,550
     25,900  CABLETRON SYSTEMS
             INCORPORATED+                                             760,813
    102,300  CENDANT CORPORATION+                                    1,112,513
     20,500  CERIDIAN CORPORATION+                                     575,281
     26,200  CITRIX SYSTEMS INCORPORATED+                              525,638
     83,200  COMPUTER ASSOCIATES
             INTERNATIONAL INCORPORATED                              2,095,600

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
BUSINESS SERVICES (continued)
     23,700  COMPUTER SCIENCES CORPORATION+                     $    1,759,725
     51,400  COMPUWARE CORPORATION+                                    430,475
     21,700  CONVERGYS CORPORATION+                                    843,588
     10,200  DELUXE CORPORATION                                        207,188
     18,000  ECOLAB INCORPORATED                                       649,125
     65,700  ELECTRONIC DATA SYSTEMS
             CORPORATION                                             2,726,550
     19,900  EQUIFAX INCORPORATED                                      536,056
     57,100  FIRST DATA CORPORATION                                  2,230,469
     41,900  IMS HEALTH INCORPORATED                                   869,425
     43,300  INTERPUBLIC GROUP OF COMPANIES
             INCORPORATED                                            1,474,906
     40,000  MCKESSON HBOC INCORPORATED                              1,222,500
     11,200  MERCURY INTERACTIVE
             CORPORATION+                                            1,755,600
    741,200  MICROSOFT CORPORATION+                                 44,657,300
     13,500  NCR CORPORATION+                                          510,469
     45,700  NOVELL INCORPORATED+                                      454,144
     25,000  OMNICOM GROUP INCORPORATED                              1,823,438
    396,500  ORACLE CORPORATION+                                    31,224,374
     38,400  PARAMETRIC TECHNOLOGY COMPANY+                            420,000
     39,400  PEOPLESOFT INCORPORATED+                                1,100,737
     16,700  SAPIENT CORPORATION+                                      679,480
     58,700  SIEBEL SYSTEMS INCORPORATED+                            6,534,043
    223,400  SUN MICROSYSTEMS INCORPORATED+                         26,081,950
     44,100  UNISYS CORPORATION+                                       496,125
     56,600  VERITAS SOFTWARE CORPORATION+                           8,037,200
     77,400  YAHOO! INCORPORATED+                                    7,043,400
     10,300  YOUNG & RUBICAM INCORPORATED                              509,850

                                                                   176,227,338
                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 11.50%
    218,300  ABBOTT LABORATORIES                                    10,382,894
     32,300  AIR PRODUCTS AND CHEMICALS
             INCORPORATED                                            1,162,800
      7,900  ALBERTO CULVER COMPANY                                    227,619
     16,300  ALZA CORPORATION+                                       1,409,950
    183,600  AMERICAN HOME PRODUCTS
             CORPORATION                                            10,384,875
    144,800  AMGEN INCORPORATED+                                    10,111,113
     33,400  AVON PRODUCTS INCORPORATED                              1,365,225
     20,800  BIOGEN INCORPORATED+                                    1,268,800
    276,800  BRISTOL-MYERS SQUIBB COMPANY                           15,812,200
     33,100  CLOROX COMPANY                                          1,309,519
     80,900  COLGATE-PALMOLIVE COMPANY                               3,818,480
     95,500  DOW CHEMICAL COMPANY                                    2,381,531
    146,800  E I DU PONT DE NEMOURS &
             COMPANY                                                 6,083,025
     10,800  EASTMAN CHEMICAL COMPANY                                  398,925
    159,100  ELI LILLY & COMPANY                                    12,906,988
      4,300  FMC CORPORATION+                                          288,369
    148,300  GILLETTE COMPANY                                        4,578,763
      7,400  GREAT LAKES CHEMICAL
             CORPORATION                                               216,913
     14,100  INTERNATIONAL FLAVORS &
             FRAGRANCES INCORPORATED                                   257,325

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
    195,800  JOHNSON & JOHNSON                                  $   18,392,963
     29,600  MEDIMMUNE INCORPORATED+                                 2,286,600
    324,000  MERCK & COMPANY INCORPORATED                           24,117,750
    889,300  PFIZER INCORPORATED                                    39,962,918
    182,800  PHARMACIA CORPORATION                                  11,002,275
     24,500  PPG INDUSTRIES INCORPORATED                               972,343
     22,300  PRAXAIR INCORPORATED                                      833,462
    184,200  PROCTER & GAMBLE COMPANY                               12,341,400
     30,500  ROHM & HAAS COMPANY                                       886,405
    206,300  SCHERING-PLOUGH CORPORATION                             9,592,950
     11,400  SIGMA ALDRICH                                             376,200
     19,000  UNION CARBIDE CORPORATION                                 717,250
      9,400  W R GRACE & COMPANY+                                       64,625
     14,400  WATSON PHARMACEUTICALS
             INCORPORATED+                                             934,200

                                                                   206,846,655
                                                                --------------
COMMUNICATIONS - 6.93%
     99,400  ADC TELECOMMUNICATIONS
             INCORPORATED+                                           2,672,928
     44,400  ALLTEL CORPORATION                                      2,317,125
    529,000  AT&T CORPORATION                                       15,539,375
    264,000  BELLSOUTH CORPORATION                                  10,626,000
     19,800  CENTURYTEL INCORPORATED                                   539,550
     82,500  CLEAR CHANNEL COMMUNICATIONS
             INCORPORATED+                                           4,661,250
    127,400  COMCAST CORPORATION CLASS A+                            5,215,438
    124,000  GLOBAL CROSSING LIMITED+                                3,844,000
    107,200  NEXTEL COMMUNICATIONS
             INCORPORATED+                                           5,011,600
    233,900  QWEST COMMUNICATIONS
             INTERNATIONAL INCORPORATION+                           11,241,819
    477,400  SBC COMMUNICATIONS
             INCORPORATED                                           23,870,000
    124,600  SPRINT CORPORATION (FON GROUP)                          3,652,338
    130,700  SPRINT CORPORATION (PCS
             GROUP)+                                                 4,582,668
    382,800  VERIZON COMMUNICATIONS                                 18,541,875
    404,600  WORLDCOM INCORPORATED+                                 12,289,725

                                                                   124,605,691
                                                                --------------
DEPOSITORY INSTITUTIONS - 7.33%
     53,100  AMSOUTH BANCORP                                           663,750
    231,400  BANK OF AMERICA CORPORATION+                           12,119,575
    104,000  BANK OF NEW YORK COMPANY
             INCORPORATED                                            5,830,500
    162,800  BANK ONE CORPORATION                                    6,288,150
     56,300  BB&T CORPORATION                                        1,696,038
     29,600  CHARTER ONE FINANCIAL
             INCORPORATED                                              721,500
    184,300  CHASE MANHATTAN CORPORATION                             8,512,356
    633,600  CITIGROUP INCORPORATED                                 34,254,000
     22,000  COMERICA INCORPORATED                                   1,285,625
     65,500  FIFTH THIRD BANCORP                                     3,528,813
    138,700  FIRST UNION CORPORATION                                 4,464,406
    135,000  FIRSTAR CORPORATION                                     3,020,625
    127,100  FLEETBOSTON FINANCIAL
             CORPORATION                                             4,956,900

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
DEPOSITORY INSTITUTIONS (continued)
     22,300  GOLDEN WEST FINANCIAL
             CORPORATION                                        $    1,195,838
     35,400  HUNTINGTON BANCSHARES
             INCORPORATED                                              519,938
     22,400  J P MORGAN & COMPANY
             INCORPORATED                                            3,659,600
     60,600  KEYCORP                                                 1,533,938
     68,800  MELLON FINANCIAL CORPORATION                            3,190,600
     85,600  NATIONAL CITY CORPORATION                               1,893,900
     31,200  NORTHERN TRUST CORPORATION                              2,772,900
     19,300  OLD KENT FINANCIAL CORPORATION                            558,494
     40,700  PNC FINANCIAL SERVICES GROUP                            2,645,500
     30,800  REGIONS FINANCIAL CORPORATION                             698,775
     23,700  SOUTHTRUST CORPORATION                                    745,069
     22,700  STATE STREET CORPORATION                                2,951,000
     24,500  SUMMIT BANCORP                                            845,250
     42,000  SUNTRUST BANKS INCORPORATED                             2,092,124
     40,000  SYNOVUS FINANCIAL CORPORATION                             847,500
    105,000  US BANCORP                                              2,388,750
     19,000  UNION PLANTERS CORPORATION                                628,188
     28,600  WACHOVIA CORPORATION                                    1,621,262
     75,900  WASHINGTON MUTUAL INCORPORATED                          3,021,769
    231,900  WELLS FARGO & COMPANY#                                 10,652,905

                                                                   131,805,538
                                                                --------------
EATING & DRINKING PLACES - 0.44%
     17,200  DARDEN RESTAURANTS
             INCORPORATED                                              357,975
    186,000  MCDONALD'S CORPORATION                                  5,614,874
     26,300  STARBUCKS CORPORATION+                                  1,053,644
     20,500  TRICON GLOBAL RESTAURANTS
             INCORPORATED+                                             627,813
     16,000  WENDY'S INTERNATIONAL
             INCORPORATED                                              321,000

                                                                     7,975,306
                                                                --------------
ELECTRIC, GAS & SANITARY SERVICES - 2.70%
     64,300  AES CORPORATION+                                        4,404,550
     27,700  ALLIED WASTE INDUSTRIES
             INCORPORATED+                                             254,494
     19,300  AMEREN CORPORATION                                        808,188
     45,400  AMERICAN ELECTRIC POWER
             COMPANY INCORPORATED                                    1,776,275
     22,400  CINERGY CORPORATION                                       740,600
     15,500  CMS ENERGY CORPORATION                                    417,531
     22,500  CP&L ENERGY INCORPORATED                                  937,969
     11,200  COLUMBIA ENERGY GROUP                                     795,200
     29,900  CONSOLIDATED EDISON
             INCORPORATED                                            1,020,338
     21,100  CONSTELLATION ENERGY GROUP                              1,049,725
     33,500  DOMINION RESOURCE INCORPORATED                          1,945,094
     20,100  DTE ENERGY COMPANY                                        768,825
     51,800  DUKE ENERGY CORPORATION                                 4,441,850
      3,800  EASTERN ENTERPRISES                                       242,488
     45,900  EDISON INTERNATIONAL                                      886,444
     32,700  EL PASO ENERGY CORPORATION                              2,015,138
     31,400  ENTERGY CORPORATION                                     1,169,650

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     32,200  FIRSTENERGY CORPORATION                            $      867,388
     13,900  FLORIDA PROGRESS CORPORATION                              735,831
     25,000  FPL GROUP INCORPORATED                                  1,643,750
     17,100  GPU INCORPORATED                                          554,681
     18,900  KEYSPAN CORPORATION                                       758,363
     22,600  NIAGARA MOHAWK HOLDINGS
             INCORPORATED+                                             355,950
      6,500  NICOR INCORPORATED                                        235,218
      4,100  ONEOK INCORPORATED                                        162,975
     23,900  PECO ENERGY COMPANY                                     1,447,443
      5,000  PEOPLE'S ENERGY CORPORATION                               166,875
     54,300  PG&E CORPORATION                                        1,313,380
     11,900  PINNACLE WEST CAPITAL
             CORPORATION                                               605,413
     20,400  PPL CORPORATION                                           851,700
     30,200  PUBLIC SERVICE ENTERPRISE
             GROUP INCORPORATED                                      1,349,562
     41,400  RELIANT ENERGY INCORPORATED                             1,925,100
     28,800  SEMPRA ENERGY                                             599,400
     91,400  SOUTHERN COMPANY                                        2,964,787
     37,200  TEXAS UTILITIES COMPANY                                 1,474,050
     24,800  UNICOM CORPORATION                                      1,393,450
     87,600  WASTE MANAGEMENT INCORPORATED                           1,527,525
     62,400  WILLIAMS COMPANIES
             INCORPORATED                                            2,636,400
     47,800  XCEL ENERGY INCORPORATED                                1,314,500

                                                                    48,558,100
                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 14.17%
     14,000  ADAPTEC INCORPORATED+                                     280,000
     43,900  ADVANCED MICRO DEVICES
             INCORPORATED+                                           1,037,138
     56,200  ALTERA CORPORATION+                                     2,683,550
     27,400  AMERICAN POWER CONVERSION
             CORPORATION+                                              525,738
     50,000  ANALOG DEVICES INCORPORATED+                            4,128,125
     11,400  ANDREW CORPORATION+                                       298,538
     31,300  BROADCOM CORPORATION+                                   7,629,375
     32,100  CONEXANT SYSTEMS INCORPORATED+                          1,344,188
     13,100  COOPER INDUSTRIES INCORPORATED                            461,775
     10,300  EATON CORPORATION                                         634,738
     60,200  EMERSON ELECTRIC COMPANY                                4,033,400
  1,395,100  GENERAL ELECTRIC COMPANY                               80,479,831
    945,700  INTEL CORPORATION                                      39,364,763
    131,800  JDS UNIPHASE CORPORATION+                              12,479,813
     43,800  LINEAR TECHNOLOGY CORPORATION                           2,836,050
     43,700  LSI LOGIC CORPORATION+                                  1,278,225
    470,400  LUCENT TECHNOLOGIES
             INCORPORATED                                           14,376,600
     39,800  MAXIM INTEGRATED PRODUCTS
             INCORPORATED+                                           3,201,413
     10,900  MAYTAG CORPORATION                                        338,580
     79,500  MICRON TECHNOLOGY
             INCORPORATED+                                           3,657,000
     27,600  MOLEX INCORPORATED                                      1,502,475
    307,100  MOTOROLA INCORPORATED                                   8,675,575
     25,000  NATIONAL SEMICONDUCTOR
             CORPORATION+                                            1,006,250

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
      5,700  NATIONAL SERVICE INDUSTRIES                        $      111,506
     44,000  NETWORK APPLIANCE
             INCORPORATED+                                           5,604,500
    420,700  NORTEL NETWORKS CORPORATION                            25,057,943
     18,500  NOVELLUS SYSTEMS INCORPORATED+                            861,406
    104,900  QUALCOMM INCORPORATED+                                  7,474,125
     47,900  RAYTHEON COMPANY CLASS B                                1,362,156
     21,300  SANMINA CORPORATION+                                    1,994,213
     22,400  SCIENTIFIC-ATLANTA
             INCORPORATED                                            1,425,200
     57,800  TELLABS INCORPORATED+                                   2,759,950
    243,500  TEXAS INSTRUMENTS INCORPORATED                         11,490,155
      8,200  THOMAS & BETTS CORPORATION                                142,987
     10,000  WHIRLPOOL CORPORATION                                     388,750
     46,300  XILINK INCORPORATED+                                    3,964,438

                                                                   254,890,469
                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 0.44%
     22,800  DUN & BRADSTREET CORPORATION                              785,175
     10,700  FLUOR CORPORATION                                         321,000
     62,800  HALLIBURTON COMPANY                                     3,073,275
     52,400  PAYCHEX INCORPORATED                                    2,751,000
      6,900  PERKINELMER INCORPORATED                                  720,188
     16,300  QUINTILES TRANSNATIONAL
             CORPORATION+                                              259,781

                                                                     7,910,419
                                                                --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.40%
      4,100  BALL CORPORATION                                          129,919
      8,600  CRANE COMPANY                                             196,725
     17,700  CROWN CORK & SEAL COMPANY
             INCORPORATED                                              189,168
     22,100  FORTUNE BRANDS INCORPORATED                               585,650
     42,500  ILLINOIS TOOL WORKS
             INCORPORATED                                            2,374,688
     60,100  LOCKHEED MARTIN CORPORATION                             1,980,896
     64,400  MASCO CORPORATION                                       1,199,450
      8,300  SNAP-ON INCORPORATED                                      195,569
     12,100  STANLEY WORKS                                             279,056

                                                                     7,131,121
                                                                --------------
FOOD & KINDRED PRODUCTS - 3.44%
      5,200  ADOLPH COORS COMPANY                                      328,575
    127,600  ANHEUSER-BUSCH COMPANIES
             INCORPORATED                                            5,399,075
     89,100  ARCHER DANIELS MIDLAND COMPANY                            768,488
     39,100  BESTFOODS INCORPORATED                                  2,844,525
      9,700  BROWN-FORMAN CORPORATION                                  531,075
     59,300  CAMPBELL SOUP COMPANY                                   1,534,388
    348,900  COCA-COLA COMPANY                                      19,233,113
     58,900  COCA-COLA ENTERPRISES
             INCORPORATED                                              938,719
     75,100  CONAGRA FOODS INCORPORATED                              1,506,693
     40,200  GENERAL MILLS INCORPORATED                              1,427,100
     48,900  H J HEINZ COMPANY                                       1,812,356

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
FOOD & KINDRED PRODUCTS (continued)
     15,100  HERCULES INCORPORATED                              $      213,288
     19,300  HERSHEY FOODS CORPORATION                               1,044,612
     57,100  KELLOGG COMPANY                                         1,381,106
    203,300  PEPSICO INCORPORATED                                    9,351,800
     18,700  QUAKER OATS COMPANY                                     1,479,638
     43,200  RALSTON PURINA GROUP                                    1,023,300
    122,500  SARA LEE CORPORATION                                    2,488,280
     61,500  SEAGRAM COMPANY LIMITED                                 3,532,406
     80,500  UNILEVER NV ADR                                         3,884,125
     16,000  WM WRIGLEY JR COMPANY                                   1,198,000

                                                                    61,920,662
                                                                --------------
FOOD STORES - 0.23%
     59,600  ALBERTSON'S INCORPORATED                                1,251,600
    116,300  KROGER COMPANY+                                         2,624,019
     19,800  WINN-DIXIE STORES INCORPORATED                            284,625

                                                                     4,160,244
                                                                --------------
FURNITURE & FIXTURES - 0.02%
     27,700  LEGGETT & PLATT                                           438,006
                                                                --------------
GENERAL MERCHANDISE STORES - 2.21%
     15,700  CONSOLIDATED STORES
             CORPORATION+                                              211,950
     13,200  DILLARDS INCORPORATED                                     140,250
     46,300  DOLLAR GENERAL CORPORATION                                775,525
     29,300  FEDERATED DEPARTMENT STORES
             INCORPORATED+                                             765,463
     36,800  J C PENNEY COMPANY
             INCORPORATED                                              434,700
     67,600  KMART CORPORATION+                                        405,600
     44,800  MAY DEPARTMENT STORES COMPANY                             918,400
     48,300  SEARS ROEBUCK & COMPANY                                 1,565,885
    128,200  TARGET CORPORATION                                      3,285,125
     41,200  TJX COMPANIES INCORPORATED                                927,000
    629,100  WAL-MART STORES INCORPORATED                           30,275,438

                                                                    39,705,336
                                                                --------------
HEALTH SERVICES - 0.29%
     78,600  HCA - THE HEALTHCARE COMPANY                            2,918,025
     54,300  HEALTHSOUTH CORPORATION+                                  441,187
     14,400  MANOR CARE INCORPORATED+                                  225,900
     44,300  TENET HEALTHCARE CORPORATION                            1,611,413

                                                                     5,196,525
                                                                --------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.01%
      8,500  MCDERMOTT INTERNATIONAL
             INCORPORATED                                               93,500
                                                                --------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
     29,100  BEST BUY COMPANY INCORPORATED+                          1,851,487
     28,900  CIRCUIT CITY STORES                                       664,700

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES (continued)
     26,200  RADIOSHACK CORPORATION                             $    1,693,175

                                                                     4,209,362
                                                                --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.10%
     51,900  HILTON HOTELS CORPORATION                                 600,093
     33,800  MARRIOTT INTERNATIONAL
             CLASS A                                                 1,231,588

                                                                     1,831,681
                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 9.87%
     45,800  APPLE COMPUTER INCORPORATED+                            1,179,350
    114,200  APPLIED MATERIALS
             INCORPORATED+                                           6,773,488
     46,600  BAKER HUGHES INCORPORATED                               1,730,025
     11,700  BLACK & DECKER CORPORATION                                399,994
      3,000  BRIGGS & STRATTON CORPORATION                             113,438
     48,700  CATERPILLAR INCORPORATED                                1,643,625
    999,500  CISCO SYSTEMS INCORPORATED+                            55,222,375
    239,400  COMPAQ COMPUTER CORPORATION                             6,602,652
     22,000  COMVERSE TECHNOLOGY
             INCORPORATED+                                           2,376,000
      5,800  CUMMINS ENGINE COMPANY
             INCORPORATED                                              173,638
     33,000  DEERE & COMPANY                                         1,097,250
    364,400  DELL COMPUTER CORPORATION+                             11,228,075
     28,600  DOVER CORPORATION                                       1,342,413
    307,100  EMC CORPORATION+                                       30,441,288
     45,400  GATEWAY INCORPORATED+                                   2,122,450
    140,500  HEWLETT-PACKARD COMPANY                                13,628,500
    248,000  IBM CORPORATION                                        27,900,000
     22,700  INGERSOLL-RAND COMPANY                                    768,963
     18,000  LEXMARK INTERNATIONAL
             INCORPORATED+                                             675,000
     17,400  PALL CORPORATION                                          346,912
     79,600  PALM INCORPORATED+                                      4,213,824
     36,000  PITNEY BOWES INCORPORATED                               1,419,750
     32,300  SEAGATE TECHNOLOGY
             INCORPORATED+                                           2,228,700
     84,700  SOLECTRON CORPORATION+                                  3,906,787
      8,500  TIMKEN COMPANY                                            116,343

                                                                   177,650,840
                                                                --------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.37%
     35,900  AON CORPORATION                                         1,409,075
     23,400  HUMANA INCORPORATED+                                      251,550
     38,200  MARSH & MCLENNAN COMPANIES
             INCORPORATED                                            5,071,050

                                                                     6,731,675
                                                                --------------
INSURANCE CARRIERS - 3.42%
     19,900  AETNA INCORPORATED                                      1,155,444
     37,300  AFLAC INCORPORATED                                      2,389,531
    103,400  ALLSTATE CORPORATION                                    3,593,150
     35,600  AMERICAN GENERAL CORPORATION                            2,776,800
    325,900  AMERICAN INTERNATIONAL GROUP
             INCORPORATED                                           31,184,556

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
INSURANCE CARRIERS (continued)
     24,600  CHUBB CORPORATION                                  $    1,946,475
     22,200  CIGNA CORPORATION                                       2,317,680
     22,700  CINCINNATI FINANCIAL
             CORPORATION                                               805,850
     45,800  CONSECO INCORPORATED                                      349,225
     31,600  HARTFORD FINANCIAL SERVICES
             GROUP                                                   2,304,825
     14,500  JEFFERSON-PILOT CORPORATION                               984,188
     26,900  LINCOLN NATIONAL CORPORATION                            1,294,563
     13,900  LOEWS CORPORATION                                       1,158,913
     13,800  MBIA INCORPORATED                                         981,525
     15,000  MGIC INVESTMENT CORPORATION                               916,875
     10,300  PROGRESSIVE CORPORATION                                   843,313
     18,000  SAFECO CORPORATION                                        490,500
     31,500  ST PAUL COMPANIES INCORPORATED                          1,553,344
     18,000  TORCHMARK CORPORATION                                     500,624
     22,600  UNITEDHEALTH GROUP
             INCORPORATED                                            2,231,750
     33,900  UNUMPROVIDENT CORPORATION                                 923,774
      8,800  WELLPOINT HEALTH NETWORKS
             INCORPORATED+                                             844,800

                                                                    61,547,705
                                                                --------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.01%
     14,700  LOUISIANA-PACIFIC CORPORATION                             135,056
                                                                --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.02%
     63,800  AGILENT TECHNOLOGIES
             INCORPORATED+                                           3,122,213
     18,500  ALLERGAN INCORPORATED                                   1,562,094
      7,500  BAUSCH & LOMB INCORPORATED                                292,031
     41,200  BAXTER INTERNATIONAL
             INCORPORATED                                            3,288,275
     35,700  BECTON DICKINSON & COMPANY                                943,819
     25,000  BIOMET INCORPORATED                                       875,000
     57,200  BOSTON SCIENTIFIC CORPORATION+                            940,225
      7,200  C R BARD INCORPORATED                                     304,200
     20,000  DANAHER CORPORATION                                       995,000
     43,400  EASTMAN KODAK COMPANY                                   1,773,975
     43,200  GUIDANT CORPORATION+                                    3,053,700
     12,100  JOHNSON CONTROLS INCORPORATED                             643,569
     26,200  KLA-TENCOR CORPORATION+                                 1,079,113
      9,500  MALLINCKRODT INCORPORATED                                 433,438
    168,700  MEDTRONIC INCORPORATED                                  8,740,770
      6,500  MILLIPORE CORPORATION                                     314,844
     15,800  PARKER-HANNIFIN CORPORATION                               533,250
     29,300  PE CORPORATION - PE BIOSYSTEMS
             GROUP                                                   3,413,450
      6,300  POLAROID CORPORATION                                       84,654
     11,900  ST JUDE MEDICAL INCORPORATED+                             606,900
      6,800  TEKTRONIX INCORPORATED                                    522,325
     24,400  TERADYNE INCORPORATED+                                    854,000
     24,400  THERMO ELECTRON CORPORATION+                              634,400
     93,900  XEROX CORPORATION                                       1,414,368

                                                                    36,425,613
                                                                --------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
METAL MINING - 0.16%
     55,700  BARRICK GOLD CORPORATION                           $      849,425
     21,500  FREEPORT MCMORAN INCORPORATED
             CLASS B+                                                  189,469
     37,100  HOMESTAKE MINING COMPANY+                                 192,456
     25,600  INCO LIMITED+                                             412,800
     23,700  NEWMONT MINING CORPORATION                                402,900
     11,100  PHELPS DODGE CORPORATION                                  463,425
     46,100  PLACER DOME INCORPORATED                                  435,069

                                                                     2,945,544
                                                                --------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
     14,200  VULCAN MATERIALS COMPANY                                  570,663
                                                                --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.78%
      5,700  ARMSTRONG HOLDINGS
             INCORPORATED                                               68,044
     24,300  HASBRO INCORPORATED                                       277,931
     60,100  MATTEL INCORPORATED                                       672,369
     20,500  TIFFANY & COMPANY                                         790,531
    237,300  TYCO INTERNATIONAL LIMITED                             12,309,937

                                                                    14,118,812
                                                                --------------
MISCELLANEOUS RETAIL - 0.72%
     39,800  BED BATH & BEYOND
             INCORPORATED+                                             970,747
     63,000  COSTCO WHOLESALE CORPORATION+                           2,201,063
     55,000  CVS CORPORATION                                         2,547,188
      5,300  LONGS DRUG STORES INCORPORATED                            101,363
     43,100  OFFICE DEPOT INCORPORATED+                                336,718
     64,000  STAPLES INCORPORATED+                                     908,000
     30,500  TOYS R US INCORPORATED+                                   495,625
    142,300  WALGREEN COMPANY                                        5,398,505

                                                                    12,959,209
                                                                --------------
MOTION PICTURES - 0.81%
    186,400  TIME WARNER INCORPORATED                               14,585,800
                                                                --------------
NONDEPOSITORY CREDIT INSTITUTIONS - 2.55%
    187,600  AMERICAN EXPRESS COMPANY                               11,396,700
    102,600  ASSOCIATES FIRST CAPITAL
             CORPORATION                                             3,898,800
     27,600  CAPITAL ONE FINANCIAL
             CORPORATION                                             1,933,725
     37,000  CIT GROUP INCORPORATED                                    647,500
     16,100  COUNTRYWIDE CREDIT INDUSTRIES
             INCORPORATED                                              607,775
     97,900  FEDERAL HOME LOAN MORTGAGE
             CORPORATION                                             5,292,719
    141,900  FEDERAL NATIONAL MORTGAGE
             ASSOCIATION                                            10,145,850
     66,500  HOUSEHOLD INTERNATIONAL
             INCORPORATED                                            3,765,563
    120,000  MBNA CORPORATION                                        4,620,000
     20,100  PROVIDIAN FINANCIAL
             CORPORATION                                             2,552,700
     21,900  USA EDUCATION INCORPORATED                              1,055,306

                                                                    45,916,638
                                                                --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
OIL & GAS EXTRACTION - 1.48%
     34,200  ANADARKO PETROLEUM CORPORATION                     $    2,272,932
     17,200  APACHE CORPORATION                                      1,016,950
     30,400  BURLINGTON RESOURCES
             INCORPORATED                                            1,119,100
     18,000  DEVON ENERGY CORPORATION                                1,082,700
    104,100  ENRON CORPORATION                                       9,121,763
     13,300  KERR-MCGEE CORPORATION                                    881,125
     52,000  OCCIDENTAL PETROLEUM
             CORPORATION                                             1,134,250
     13,300  ROWAN COMPANIES INCORPORATED+                             385,700
     80,300  SCHLUMBERGER LIMITED                                    6,609,694
     29,700  TRANSOCEAN SEDCO FOREX
             INCORPORATED+                                           1,741,162
     44,000  USX-MARATHON GROUP
             INCORPORATED                                            1,248,500

                                                                    26,613,876
                                                                --------------
PAPER & ALLIED PRODUCTS - 0.94%
     15,700  AVERY DENNISON CORPORATION                                728,088
      7,500  BEMIS COMPANY INCORPORATED                                240,938
      8,100  BOISE CASCADE CORPORATION                                 215,156
     28,800  FORT JAMES CORPORATION                                    880,200
     24,000  GEORGIA-PACIFIC GROUP                                     564,000
     68,100  INTERNATIONAL PAPER COMPANY                             1,953,619
     75,800  KIMBERLY-CLARK CORPORATION                              4,230,588
     14,400  MEAD CORPORATION                                          336,600
     55,700  MINNESOTA MINING AND
             MANUFACTURING COMPANY                                   5,075,663
     23,900  PACTIV CORPORATION+                                       267,380
      4,000  POTLATCH CORPORATION                                      126,500
      7,200  TEMPLE-INLAND INCORPORATED                                272,700
     14,200  WESTVACO CORPORATION                                      378,962
     31,000  WEYERHAEUSER COMPANY                                    1,251,625
     15,400  WILLAMETTE INDUSTRIES
             INCORPORATED                                              431,200

                                                                    16,953,219
                                                                --------------
PERSONAL SERVICES - 0.03%
     13,800  H&R BLOCK INCORPORATED                                    511,463
                                                                --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.67%
     12,700  AMERADA HESS CORPORATION                                  850,106
      9,900  ASHLAND INCORPORATED                                      333,506
     91,900  CHEVRON CORPORATION                                     7,834,475
     30,200  COASTAL CORPORATION                                     2,238,575
     87,700  CONOCO INCORPORATED CLASS B                             2,362,419
    490,700  EXXON MOBIL CORPORATION                                43,733,638
     35,900  PHILLIPS PETROLEUM COMPANY                              2,252,725
    302,000  ROYAL DUTCH PETROLEUM COMPANY
             NY SHARES ADR                                          18,101,125
     12,300  SUNOCO INCORPORATED                                       331,331
     77,600  TEXACO INCORPORATED                                     4,074,000
     20,400  TOSCO CORPORATION                                         636,225
     34,200  UNOCAL CORPORATION                                      1,211,963

                                                                    83,960,088
                                                                --------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
PRIMARY METAL INDUSTRIES - 0.29%
     30,800  ALCAN ALUMINUM LIMITED                             $      891,275
    122,000  ALCOA INCORPORATED                                      3,088,125
     11,500  ALLEGHENY TECHNOLOGIES
             INCORPORATED                                              208,438
     18,600  BETHLEHEM STEEL CORPORATION+                               55,800
     18,000  ENGELHARD CORPORATION                                     292,500
     11,400  NUCOR CORPORATION                                         343,425
     12,500  USX-US STEEL GROUP
             INCORPORATED                                              189,843
     12,100  WORTHINGTON INDUSTRIES
             INCORPORATED                                              113,438

                                                                     5,182,844
                                                                --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.21%
      9,100  AMERICAN GREETINGS CORPORATION                            159,250
     12,300  DOW JONES & COMPANY
             INCORPORATED                                              744,150
     37,100  GANNETT COMPANY INCORPORATED                            1,966,300
     10,300  HARCOURT GENERAL INCORPORATED                             607,700
     10,700  KNIGHT-RIDDER INCORPORATED                                543,694
     27,400  MCGRAW-HILL COMPANIES
             INCORPORATED                                            1,741,612
      7,100  MEREDITH CORPORATION                                      209,450
     23,500  NEW YORK TIMES COMPANY                                    923,844
     17,200  R R DONNELLEY & SONS COMPANY                              422,475
     43,400  TRIBUNE COMPANY                                         1,893,325
    213,600  VIACOM INCORPORATED CLASS B+                           12,495,600

                                                                    21,707,400
                                                                --------------
RAILROAD TRANSPORTATION - 0.22%
     56,900  BURLINGTON NORTHERN SANTA FE
             CORPORATION                                             1,226,906
     30,800  CSX CORPORATION                                           671,825
     54,000  NORFOLK SOUTHERN CORPORATION                              789,750
     34,900  UNION PACIFIC CORPORATION                               1,356,738

                                                                     4,045,219
                                                                --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.21%
     10,200  COOPER TIRE & RUBBER COMPANY                              102,638
     22,000  GOODYEAR TIRE & RUBBER COMPANY                            396,000
     37,500  NEWELL RUBBERMAID INCORPORATED                            855,468
     38,000  NIKE INCORPORATED CLASS B                               1,522,375
      8,000  REEBOK INTERNATIONAL LIMITED+                             150,500
     11,800  SEALED AIR CORPORATION+                                   533,950
      8,100  TUPPERWARE CORPORATION                                    145,800

                                                                     3,706,731
                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.08%
     15,200  BEAR STEARNS COMPANIES
             INCORPORATED                                              957,600
    194,500  CHARLES SCHWAB CORPORATION                              6,904,750
     34,300  FRANKLIN RESOURCES
             INCORPORATED                                            1,523,949
     17,100  LEHMAN BROTHERS HOLDING
             INCORPORATED                                            2,526,525
    113,100  MERRILL LYNCH & COMPANY
             INCORPORATED                                            7,464,600
    158,500  MORGAN STANLEY DEAN WITTER &
             COMPANY                                                14,492,844

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
     20,800  PAINE WEBBER GROUP
             INCORPORATED                                       $    1,417,000
     31,600  STILWELL FINANCIAL
             INCORPORATED+                                           1,374,600
     17,100  T ROWE PRICE ASSOCIATES                                   802,631

                                                                    37,464,499
                                                                --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.69%
     41,400  CORNING INCORPORATED                                   12,295,800
     20,600  OWENS-ILLINOIS INCORPORATED+                              190,550

                                                                    12,486,350
                                                                --------------
TEXTILE MILL PRODUCTS - 0.01%
      4,600  RUSSELL CORPORATION                                        73,025
      2,500  SPRINGS INDUSTRIES
             INCORPORATED CLASS A                                       70,469

                                                                       143,494
                                                                --------------
TOBACCO PRODUCTS - 0.55%
    317,200  PHILIP MORRIS COMPANIES
             INCORPORATED                                            9,337,574
     22,900  UST INCORPORATED                                          523,838

                                                                     9,861,412
                                                                --------------
TRANSPORTATION BY AIR - 0.29%
     21,100  AMR CORPORATION+                                          689,706
     17,300  DELTA AIRLINES INCORPORATED                               767,688
     40,100  FEDEX CORPORATION+                                      1,778,033
     70,200  SOUTHWEST AIRLINES COMPANY                              1,702,350
      9,400  US AIRWAYS GROUP INCORPORATED+                            286,113

                                                                     5,223,890
                                                                --------------
TRANSPORTATION EQUIPMENT - 2.16%
     14,300  B F GOODRICH COMPANY                                      560,380
    126,400  BOEING COMPANY                                          7,963,200
     12,300  BRUNSWICK CORPORATION                                     224,475
     21,000  DANA CORPORATION                                          451,500
     78,900  DELPHI AUTOMOTIVE SYSTEMS
             CORPORATION                                             1,193,363
    266,600  FORD MOTOR COMPANY                                      6,748,313
     28,000  GENERAL DYNAMICS CORPORATION                            1,758,750
     75,600  GENERAL MOTORS CORPORATION                              4,914,000
     42,600  HARLEY-DAVIDSON INCORPORATED                            2,039,475
    112,800  HONEYWELL INTERNATIONAL
             INCORPORATED                                            4,018,500
     12,400  ITT INDUSTRIES INCORPORATED                               402,225
      8,300  NAVISTAR INTERNATIONAL
             CORPORATION+                                              248,481
     10,100  NORTHROP GRUMMAN CORPORATION                              917,838
     10,800  PACCAR INCORPORATED                                       400,275
     26,100  ROCKWELL INTERNATIONAL
             CORPORATION                                               789,525
     20,200  TEXTRON INCORPORATED                                      931,725
     17,500  TRW INCORPORATED                                          710,938
     65,900  UNITED TECHNOLOGIES
             CORPORATION                                             4,563,575

                                                                    38,836,538
                                                                --------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
TRANSPORTATION SERVICES - 0.03%
     18,200  SABRE HOLDINGS CORPORATION                         $      526,662
                                                                --------------
WATER TRANSPORTATION - 0.11%
     83,000  CARNIVAL CORPORATION                                    2,043,875
                                                                --------------
WHOLESALE TRADE-DURABLE GOODS - 0.06%
     24,600  GENUINE PARTS COMPANY                                     468,938
     18,400  VISTEON CORPORATION                                       278,300
     13,200  W W GRAINGER INCORPORATED                                 347,325

                                                                     1,094,563
                                                                --------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.51%
     39,100  CARDINAL HEALTH INCORPORATED                            3,448,130
     70,000  SAFEWAY INCORPORATED+                                   3,268,125
     18,600  SUPERVALU INCORPORATED                                    280,163
     46,900  SYSCO CORPORATION                                       2,172,056

                                                                     9,168,474
                                                                --------------

                                                                 1,778,432,781
TOTAL COMMON STOCK (COST $1,140,253,705)
                                                                --------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 1.10%
TIME DEPOSITS - 1.03%
$18,557,232  CAISSE DES DEPOTS ET
             CONSIGNATIONS                         6.73%      10/02/00         18,557,232
                                                                           --------------
U.S. TREASURY BILLS - 0.07%
  1,305,000  U.S. TREASURY BILLS                   5.89[::]   02/01/01          1,278,234
                                                                           --------------

                                                                               19,835,466
TOTAL SHORT-TERM INSTRUMENTS (COST
$19,836,310)
                                                                           --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,160,090,015)*                      99.95% $1,798,268,247
OTHER ASSETS AND LIABILITIES, NET            0.05         976,073
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $1,799,244,320
                                          -------  --------------

  #  SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,357,854
  +  NON-INCOME PRODUCING SECURITIES.
[::] YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $1,163,089,083 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $766,064,839
GROSS UNREALIZED DEPRECIATION                       (130,885,675)
                                                    ------------
NET UNREALIZED APPRECIATION                         $635,179,164

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
COMMON STOCK - 87.69%
AUSTRALIA - 0.24%
$   148,700  LEND LEASE CORPORATION LIMITED
             (FINANCE)                                          $  1,675,009
                                                                ------------
AUSTRIA - 0.80%
     78,800  BRAMBLES INDUSTRIES LIMITED
             (BUSINESS SERVICES)                                   2,059,432
    337,100  BROKEN HILL PROPRIETARY
             COMPANY LIMITED (BUSINESS
             COMPUTER SERVICES)                                    3,495,992

                                                                   5,555,424
                                                                ------------
CANADA - 3.47%
    489,395  BCE INCORPORATED (BUSINESS
             SERVICES)+                                           11,400,318
    163,390  CANADIAN PACIFIC (BUSINESS
             SERVICES)+                                            4,245,918
    290,630  TORONTO-DOMINION BANK
             (FINANCE)+                                            8,537,528

                                                                  24,183,764
                                                                ------------
FINLAND - 2.32%
    382,446  SONERA OYJ (BUSINESS
             SERVICES)+                                            9,719,402
    771,811  STORA ENSO OYJ (BUSINESS
             COMPUTER SERVICES)                                    6,463,298

                                                                  16,182,700
                                                                ------------
FRANCE - 7.50%
    174,980  ALCATEL (CAPITAL EQUIPMENT)                          11,194,466
     44,999  CANAL PLUS (BUSINESS SERVICES)                        6,738,476
     53,584  CAP GEMINI SA (BUSINESS
             SERVICES)                                            10,071,444
    253,576  SANOFI-SYNTHELABO SA
             (WHOLESALE NONDURABLE GOODS)                         13,627,067
     72,539  TOTAL FINA ELF SA
             (COMMUNICATION EQUIPMENT)                            10,612,875

                                                                  52,244,328
                                                                ------------

GERMANY - 11.69%
     22,430  ALLIANZ AG (FINANCE)                                  7,353,008
    192,817  BASF AG (BUSINESS COMPUTER
             SERVICES)                                             6,814,356
    210,640  DEUTSCHE BANK AG (FINANCE)                           17,472,122
    125,740  HYPOVEREINSBANK (BUSINESS
             SERVICES)                                             6,879,266
     48,525  MUENCHENER
             RUECKVERSICHERUNGS-GESELLSCHAFT
             AG (BUSINESS SERVICES)                               14,430,202
     48,533  SIEMENS AG (MULTI INDUSTRY)                           6,241,984
    430,796  E.ON AG (MULTI INDUSTRY)                             22,200,434

                                                                  81,391,372
                                                                ------------
ITALY - 2.36%
  3,024,170  BANCA INTESA SPA (FINANCE)                           11,661,773
    903,818  ENI SPA (ENERGY)                                      4,785,300

                                                                  16,447,073
                                                                ------------
JAPAN - 15.83%
        426  AMADA COMPANY LIMITED (CAPITAL
             EQUIPMENT)                                                3,528
         50  CREDIT SAISON COMPANY LIMITED
             (BUSINESS SERVICES)                                       1,087
    370,000  DAIWA HOUSE INDUSTRY COMPANY
             LIMITED (FINANCE)                                     4,338,238
        399  DDI CORPORATION (BUSINESS
             SERVICES)                                             2,621,599

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
JAPAN (continued)
      1,469  EAST JAPAN RAILWAY COMPANY
             (BUSINESS SERVICES)                                $  8,170,174
    255,000  FUJI PHOTO FILM COMPANY
             (CAPITAL EQUIPMENT)                                   8,542,477
    208,000  FUJITSU LIMITED (BUSINESS
             SERVICES)                                             4,831,390
     78,000  HONDA MOTOR COMPANY LIMITED
             (CAPITAL EQUIPMENT)                                   2,872,849
    264,000  MATSUSHITA ELECTRIC INDUSTRIAL
             COMPANY LIMITED (WHOLESALE
             DURABLE GOODS)                                        6,913,937
  1,218,000  MITSUI & COMPANY LIMITED
             (MULTI INDUSTRY)                                      7,608,274
    326,000  MITSUI FUDOSAN COMPANY LIMITED
             (FINANCE)                                             4,084,805
    810,000  NIPPON EXPRESS COMPANY LIMITED
             (CAPITAL EQUIPMENT)                                   4,325,097
  1,050,000  NISSAN MOTOR COMPANY LIMITED
             (BUSINESS SERVICES)                                   6,024,431
        134  NIPPON TELEGRAPH & TELEPHONE
             CORPORATION (NTT) (BUSINESS
             SERVICES)                                             3,844,161
    156,000  OMRON CORPORATION (BUSINESS
             SERVICES)                                             4,107,163
    124,200  SONY CORPORATION (CAPITAL
             EQUIPMENT)                                           12,597,003
    460,000  SUMITOMO ELECTRIC INDUSTRIES
             (CAPITAL EQUIPMENT)                                   7,939,108
  3,353,000  SUMITOMO METAL INDUSTRIES
             LIMITED (BUSINESS COMPUTER
             SERVICES)                                             1,954,831
     48,000  TDK CORPORATION (WHOLESALE
             DURABLE GOODS)                                        6,085,508
    232,000  YAMANOUCHI PHARMACEUTICAL
             COMPANY LIMITED (WHOLESALE
             DURABLE GOODS)                                       11,164,169
    419,000  YASUDA FIRE & MARINE INSURANCE
             COMPANY LIMITED (FINANCE)                             2,225,671

                                                                 110,255,500
                                                                ------------
KOREA, REPUBLIC OF - 0.57%
     22,000  SAMSUNG ELECTRONICS COMPANY
             (CAPITAL EQUIPMENT)                                   3,985,114
                                                                ------------
NETHERLANDS - 10.07%
    211,518  ASM LITHOGRAPHY HOLDING NV
             (CAPITAL EQUIPMENT)+                                  7,017,980
    197,790  HEINEKEN NV (WHOLESALE
             NONDURABLE GOODS)                                    10,995,674
    405,917  ING GROEP N.V.                                       27,036,208
    242,808  ROYAL DUTCH PETROLEUM COMPANY
             (ENERGY)                                             14,674,628
    448,356  TNT POST GROUP NV (BUSINESS
             SERVICES)                                            10,425,108

                                                                  70,149,598
                                                                ------------
SOUTH AFRICA - 0.32%
    303,000  SAPPI LIMITED (BUSINESS
             COMPUTER SERVICES)                                    2,244,900
                                                                ------------
SPAIN - 5.20%
  1,010,748  AMADEUS GLOBAL TRAVEL
             DISTRIBUTION SA (BUSINESS
             SERVICES)                                             8,945,833
    914,312  ENDESA SA (ENERGY)                                   17,185,058
    509,175  TELEFONICA SA (BUSINESS
             SERVICES)+                                           10,086,962

                                                                  36,217,853
                                                                ------------
SWEDEN - 3.25%
    182,000  SKANDIA FORSAKRINGS AB
             (FINANCE)                                             3,608,635
  1,249,752  TELEFONAKTIEBOLAGET LM
             ERICSSON "B" SHARES
             (COMMUNICATIONS)                                     19,006,390

                                                                  22,615,025
                                                                ------------
SWITZERLAND - 7.54%
     18,193  NOVARTIS AG (CAPITAL
             EQUIPMENT)                                           27,893,042
        671  ROCHE HOLDING AG (WHOLESALE
             NONDURABLE GOODS)                                     5,900,813

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
SWITZERLAND (continued)
    140,567  UBS AG (FINANCE)                                   $ 18,704,965

                                                                  52,498,820
                                                                ------------
TAIWAN - 0.02%
     21,825  ACER INCORPORATED (CAPITAL
             EQUIPMENT)                                              118,401
                                                                ------------
UNITED KINGDOM - 16.51%
    618,140  AIRTOURS PLC (BUSINESS
             SERVICES)                                             1,969,498
    243,522  ARM HOLDINGS PLC (BUSINESS
             SERVICES)                                             2,707,556
    640,050  BANK OF SCOTLAND (FINANCE)                            5,630,569
    194,940  BARCLAYS PLC (FINANCE)                                5,395,457
    623,190  BLUE CIRCLE INDUSTRIES PLC
             (BUSINESS COMPUTER SERVICES)                          3,796,113
    470,730  BRITISH LAND COMPANY PLC
             (FINANCE)                                             3,098,826
    989,350  CADBURY SCHWEPPES PLC (FOOD &
             KINDRED PRODUCTS)                                     5,851,017
    891,600  DIAGEO PLC (BUSINESS SERVICES)                        7,968,706
    576,514  ELECTROCOMPONENTS PLC
             (TECHNOLOGIES)                                        6,201,037
    305,320  FUTURES NETWORK PLC (BUSINESS
             COMPUTER SERVICES)                                    2,595,640
    611,113  GLAXO WELLCOME PLC
             (ELECTRONICS)                                        18,504,311
    226,810  GREAT UNIVERSAL STORES PLC
             (BUSINESS SERVICES)                                   1,441,956
    725,090  HAYS PLC (BUSINESS SERVICES)                          4,218,500
  2,266,005  KINGFISHER PLC (WHOLESALE
             NONDURABLE GOODS)                                    14,808,279
  2,241,690  LEGAL & GENERAL GROUP PLC
             (FINANCE)                                             5,435,517
  1,580,790  TELEWEST COMMUNICATIONS PLC
             (BUSINESS SERVICES)                                   3,085,102
    418,000  TESCO PLC (WHOLESALE
             NONDURABLE GOODS)                                     1,535,763
  5,547,353  VODAFONE AIRTOUCH PLC
             (COMMUNICATIONS)                                     20,709,453

                                                                 114,953,300
                                                                ------------

                                                                 610,718,181
TOTAL COMMON STOCK (COST $581,515,597)
                                                                ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 10.12%
$ 2,020,137  WELLS FARGO MONEY MARKET
             FUND++                                5.81%       10/2/00        2,020,137
 68,455,590  BUSINESS CLASS PLUS                   4.66        10/2/00       68,455,590

                                                                             70,475,727
TOTAL SHORT-TERM INSTRUMENTS (COST
$70,475,727)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $651,991,324)*                        97.81% $681,193,908
OTHER ASSETS AND LIABILITIES, NET            2.19    15,220,761
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $696,414,669
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
 ++ THIS WELLS FARGO FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO MONEY MARKET FUND. THE FUND IS NOT CHARGED ANY INVESTMENT ADVISORY FEE FOR AMOUNTS INVESTED IN THE WELLS FARGO MONEY MARKET FUND.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $654,925,614 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $76,936,047
GROSS UNREALIZED DEPRECIATION                       (50,667,753)
                                                    -----------
NET UNREALIZED APPRECIATION                         $26,268,294

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
COMMON STOCK - 92.41%
AUSTRALIA - 3.51%
$   286,000  BROKEN HILL PROPRIETARY
             COMPANY LIMITED
             (MANUFACTURING)                                    $  2,966,045
  1,280,000  FOSTER'S BREWING GROUP LIMITED
             (FOOD & KINDRED PRODUCTS)                             2,980,721
    366,000  NEWS CORPORATION LIMITED
             (PRINTING PUBLISHING
             INDUSTRIES)                                           5,153,442

                                                                  11,100,208
                                                                ------------
BRAZIL - 0.55%
    105,000  ARACRUZ CELULOSE SA ADR (PAPER
             PRODUCTS)                                             1,739,063
                                                                ------------
FINLAND - 0.96%
     76,000  NOKIA CORPORATION ADR
             (ELECTRONIC EQUIPMENT)                                3,025,750
                                                                ------------
FRANCE - 12.54%
     57,166  AXA (INSURANCE)                                       7,465,802
     21,000  CAP GEMINI SA (BUSINESS
             SERVICES)                                             3,947,079
     53,000  GROUPE DANONE (FOOD & KINDRED
             PRODUCTS)                                             7,277,168
    115,000  STMICROELECTRONICS NV
             (ELECTRONICS)                                         5,637,141
     32,000  SUEZ LYONNAISE DES EAUX
             (INDUSTRIAL)                                          4,961,337
     46,000  TOTAL FINA ELF SA (OIL & GAS)                         6,730,066
     49,000  VIVENDI (BUSINESS SERVICES)                           3,640,702

                                                                  39,659,295
                                                                ------------

GERMANY - 7.87%
     16,000  ALLIANZ AG (INSURANCE)                                5,245,124
     40,000  DEUTSCHE BANK AG (BANKING)                            3,317,912
     45,000  INFINEON TECHNOLOGIES AG
             (ELECTRONICS)+                                        2,162,158
     85,000  METRO AG (RETAILERS)                                  3,480,277
     65,000  SGL CARBON AG (CHEMICALS)                             4,129,740
     25,000  SIEMENS AG (MANUFACTURING)                            3,215,330
     65,000  VEBA AG (ELECTRIC GAS &
             SANITARY)                                             3,349,679

                                                                  24,900,220
                                                                ------------
HONG KONG - 3.47%
    350,000  CHEUNG KONG HOLDINGS LIMITED
             (REAL ESTATE)                                         4,230,855
    640,000  CITIC PACIFIC LIMITED
             (INDUSTRIAL)                                          2,758,023
    285,000  HSBC HOLDINGS PLC (BANKING)                           3,984,282

                                                                  10,973,160
                                                                ------------
HUNGARY - 0.58%
    380,000  MAGYAR TAVKOZLESI RT
             (COMMUNICATIONS)                                      1,824,905
                                                                ------------
IRELAND - 2.56%
    148,000  ELAN COMPANY PLC ADR
             (CHEMICALS)+                                          8,103,000
                                                                ------------
ITALY - 3.12%
    780,000  BANCA INTESA SPA (BANKING)                            3,007,828
    503,000  ENI SPA (OIL & GAS)                                   2,663,153
    258,000  SAN PAOLO - IMI SPA (BANKING)                         4,193,593

                                                                   9,864,574
                                                                ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
JAPAN - 14.08%
    250,000  FUJITSU LIMITED (ELECTRONICS)                      $  5,806,959
    425,000  NIKKO SECURITIES COMPANY
             LIMITED (FINANCIAL SERVICES)                          3,775,680
        450  NIPPON TELEGRAPH & TELEPHONE
             CORP. (NTT) (COMMUNICATIONS)                          4,414,215
    185,000  NOMURA SECURITIES COMPANY
             (FINANCIAL SERVICES)                                  4,023,228
    141,000  OMRON CORPORATION
             (ELECTRONICS)                                         3,712,243
      5,750  ORACLE CORPORATION JAPAN
             (BUSINESS SERVICES)                                   1,323,894
     62,000  SECOM COMPANY LIMITED
             (COMMERCIAL)                                          4,985,934
     53,300  SEVEN-ELEVEN JAPAN COMPANY
             LIMITED (RETAIL)                                      3,097,576
     26,700  SONY CORPORATION (ELECTRONICS)                        2,708,051
     67,000  TAKEDA CHEMICAL INDUSTRIES
             (CHEMICALS)                                           4,426,985
     90,000  TOYOTA MOTOR CORPORATION
             (TRANSPORTATION EQUIPMENT)                            3,556,358
    125,000  USHIO INCORPORATED
             (ELECTRONICS)                                         2,695,262

                                                                  44,526,385
                                                                ------------
KOREA, REPUBLIC OF - 1.02%
     96,000  KOREA TELECOM CORPORATION SP
             ADR (COMMUNICATIONS)                                  3,228,000
                                                                ------------
MEXICO - 4.31%
  1,315,000  GRUPO TELEVISA SA DE CV
             (COMMUNICATIONS)                                      3,815,214
  2,430,000  TELEFONOS DE MEXICO SA
             (COMMUNICATIONS)                                      6,496,961
  1,583,700  WALMART DE MEXICO (RETAIL)                            3,313,618

                                                                  13,625,793
                                                                ------------
NETHERLANDS - 4.87%
    121,600  KONINKLIJKE AHOLD NV (FOOD &
             KINDRED PRODUCTS)                                     3,447,635
    165,200  KONINKLIJKE PHILIPS ELECTRONIC
             NV (ELECTRONICS)                                      7,109,511
     81,000  ROYAL DUTCH PETROLEUM CO. NY
             SHARES (PETROLEUM)                                    4,854,938

                                                                  15,412,084
                                                                ------------
NORWAY - 1.11%
    206,000  PETROLEUM GEO-SERVICES (OIL &
             GAS)+                                                 3,494,452
                                                                ------------

PRINCIPAL
SINGAPORE - 1.63%
$   467,000  DBS GROUP HOLDINGS LIMITED
             (BANKING)                                             5,152,283
                                                                ------------
SPAIN - 2.28%
    367,000  BANCO SANTANDER SA (BANKING)                          4,028,686
    160,220  TELEFONICA SA
             (COMMUNICATIONS)+                                     3,174,023

                                                                   7,202,709
                                                                ------------
SWEDEN - 1.56%
    332,000  TELFONAKTIEBOLAGET LM ERICSSON
             AB ADR (ELECTRONICS)                                  4,917,750
                                                                ------------
SWITZERLAND - 6.29%
      4,700  ADECCO SA (BUSINESS SERVICES)                         3,045,521
      1,230  JULIUS BAER HOLDING LIMITED
             ZURICH (INVESTMENT OFFICES)                           6,379,712
      2,600  NESTLE SA (FOOD & KINDRED
             PRODUCTS)                                             5,415,288
      3,300  NOVARTIS AG (CHEMICALS)                               5,059,476

                                                                  19,899,997
                                                                ------------

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--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                         VALUE
TAIWAN - 1.75%
$   141,000  ASE TEST LIMITED
             (ELECTRONICS)+                                     $  2,961,000
    390,767  RITEK CORPORATION GDR
             (INDUSTRIAL MACHINERY)+                               2,581,837

                                                                   5,542,837
                                                                ------------

SHARES
UNITED KINGDOM - 18.35%
    485,000  AMVESCAP PLC (FINANCIAL
             SERVICES)                                            10,497,944
    195,000  ARM HOLDINGS PLC ADR
             (ELECTRONICS)+                                        6,422,813
    445,000  BP AMOCO PLC (OIL & GAS)                              3,960,755
    235,000  BRITISH TELECOMMUNICATIONS PLC
             (COMMUNICATIONS)                                      2,470,352
    375,000  DIAGEO PLC (EATING & DRINKING
             PLACES)                                               3,351,576
  1,355,000  INVENSYS PLC (ENGINEERING
             ACCOUNTING RESEARCH & RELATED
             SERVICES)                                             2,959,976
     70,300  NDS GROUP PLC ADR
             (COMMUNICATIONS)+                                     5,413,100
    418,000  ROYAL BANK OF SCOTLAND GROUP
             (BANKING)                                             8,825,228
    175,000  RYANAIR HOLDINGS PLC ADR (AIR
             TRANSPORTATION)+                                      6,737,500
     56,000  SMITHKLINE BEECHAM PLC ADR
             (CHEMICALS)                                           3,843,000
    952,504  VODAFONE AIRTOUCH PLC
             (COMMUNICATIONS)                                      3,555,901

                                                                  58,038,145
                                                                ------------

                                                                 292,230,610
TOTAL COMMON STOCK (COST $283,696,879)
                                                                ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 7.65%
REPURCHASE AGREEMENTS - 7.65%
$24,179,804  BANC OF AMERICA NT & SA - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES
             (FINANCIAL SERVICES)                  6.65%      10/02/00       24,179,804
                                                                           ------------

                                                                             24,179,804
TOTAL SHORT-TERM INSTRUMENTS (COST
$24,179,804)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $307,876,683)*                       100.06% $316,410,414
OTHER ASSETS AND LIABILITIES, NET           (0.06)     (174,628)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $316,235,786
                                          -------  ------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $307,977,912 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $40,149,614
GROSS UNREALIZED DEPRECIATION                       (31,717,112)
                                                    -----------
NET UNREALIZED APPRECIATION                         $ 8,432,502

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
COMMON STOCK - 98.46%
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 5.29%
    340,100  FASTENAL COMPANY                                   $   19,598,262
  2,857,417  HOME DEPOT INCORPORATED                               151,621,690

                                                                   171,219,952
                                                                --------------
BUSINESS SERVICES - 18.94%
    964,900  AMERICA ONLINE INCORPORATED+                           51,863,375
    947,200  AUTOMATIC DATA PROCESSING
             INCORPORATED                                           63,344,000
    444,400  DST SYSTEMS INCORPORATED+                              52,217,000
  1,804,500  FIRST DATA CORPORATION                                 70,488,280
  1,019,612  FISERV INCORPORATED+                                   61,049,269
  3,274,100  IMS HEALTH INCORPORATED                                67,937,575
  2,403,760  MICROSOFT CORPORATION+                                144,826,540
    961,300  ORACLE CORPORATION+                                    75,702,375
    590,600  SUNGARD DATA SYSTEMS
             INCORPORATED+                                          25,285,063

                                                                   612,713,477
                                                                --------------
CHEMICALS & ALLIED PRODUCTS - 7.33%
    797,300  MERCK & COMPANY INCORPORATED                           59,349,019
  3,956,625  PFIZER INCORPORATED                                   177,800,836

                                                                   237,149,855
                                                                --------------
DEPOSITORY INSTITUTIONS - 1.66%
    411,900  STATE STREET CORPORATION                               53,547,000
                                                                --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 11.68%
  4,461,600  INTEL CORPORATION                                     185,714,100
  2,707,800  NOKIA CORPORATION ADR                                 107,804,287
  5,700,300  TELFONAKTIEBOLAGET LM ERICSSON
             AB ADR                                                 84,435,694

                                                                   377,954,081
                                                                --------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 3.95%
  2,431,698  PAYCHEX INCORPORATED                                  127,664,145
                                                                --------------
FOOD & KINDRED PRODUCTS - 1.31%
    765,900  COCA-COLA COMPANY                                      42,220,238
                                                                --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 16.61%
  3,816,000  CISCO SYSTEMS INCORPORATED+                           210,834,000
  1,574,700  EMC CORPORATION+                                      156,092,138
  3,691,500  SOLECTRON CORPORATION+                                170,270,437

                                                                   537,196,575
                                                                --------------
INSURANCE CARRIERS - 5.53%
  1,868,911  AMERICAN INTERNATIONAL GROUP
             INCORPORATED                                          178,831,421
                                                                --------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 6.24%
    398,500  JDS UNIPHASE CORPORATION+                              37,732,969

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--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                          VALUE
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (continued)
  3,167,900  MEDTRONIC INCORPORATED                             $  164,136,819

                                                                   201,869,788
                                                                --------------
MISCELLANEOUS RETAIL - 2.87%
  1,402,300  COSTCO WHOLESALE CORPORATION+                          48,992,856
  3,085,275  STAPLES INCORPORATED+                                  43,772,339

                                                                    92,765,195
                                                                --------------
OIL & GAS EXTRACTION - 0.74%
    292,700  SCHLUMBERGER LIMITED                                   24,092,869
                                                                --------------
PERSONAL SERVICES - 1.67%
  1,239,500  CINTAS CORPORATION                                     53,995,719
                                                                --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 13.05%
  4,843,537  CHARLES SCHWAB CORPORATION                            171,945,563
  1,542,050  GOLDMAN SACHS GROUP
             INCORPORATED                                          175,697,322
  1,588,000  T. ROWE PRICE                                          74,536,750

                                                                   422,179,635
                                                                --------------
WHOLESALE TRADE-NONDURABLE GOODS - 1.59%
    584,400  CARDINAL HEALTH INCORPORATED                           51,536,775
                                                                --------------

                                                                 3,184,936,725
TOTAL COMMON STOCK (COST $1,817,531,476)
                                                                --------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 1.58%
REPURCHASE AGREEMENTS - 1.58%
$51,130,678  BANC OF AMERICA NT & SA - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.65%       10/2/00         51,130,678
                                                                           --------------

                                                                               51,130,678
TOTAL SHORT-TERM INSTRUMENTS (COST
$51,130,678)
                                                                           --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,868,662,154)*                     100.04% $3,236,067,403
OTHER ASSETS AND LIABILITIES, NET           (0.04)     (1,284,337)
                                          -------  --------------
TOTAL NET ASSETS                           100.00% $3,234,783,066
                                          -------  --------------

  +  NON-INCOME PRODUCING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $1,869,319,620 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $1,512,049,237
GROSS UNREALIZED DEPRECIATION                        (145,301,454)
                                                    -------------
NET UNREALIZED APPRECIATION                         $1,366,747,783

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
COMMON STOCK - 91.97%
AGRICULTURAL PRODUCTION-CROPS - 0.29%
     29,400  CHIQUITA BRANDS INTERNATIONAL
             INCORPORATED                                      $     91,875
     16,900  DELTA & PINE LAND COMPANY                              434,119

                                                                    525,994
                                                               ------------
AGRICULTURAL PRODUCTION-LIVESTOCK & ANIMAL SPECIALTIES - 0.10%
      8,100  MICHAEL FOODS INCORPORATED                             189,338
                                                               ------------
AMUSEMENT & RECREATION SERVICES - 0.36%
      5,100  ANCHOR GAMING+                                         405,769
     11,600  PINNACLE ENTERTAINMENT
             INCORPORATED+                                          252,300

                                                                    658,069
                                                               ------------
APPAREL & ACCESSORY STORES - 1.27%
     12,700  ANNTAYLOR STORES CORPORATION+                          488,156
      5,900  ASHWORTH INCORPORATED+                                  46,463
     19,600  BURLINGTON COAT FACTORY
             WAREHOUSE CORPORATION                                  280,525
     11,000  CATO CORPORATION                                       137,500
      7,700  CHICO'S FAS INCORPORATED+                              261,800
      7,900  DRESS BARN INCORPORATED+                               165,900
      5,500  FACTORY 2-U STORES
             INCORPORATED+                                          168,094
      8,600  FOOTSTAR INCORPORATED+                                 277,888
     14,400  GOODY'S FAMILY CLOTHING
             INCORPORATED+                                           56,700
     10,800  GYMBOREE CORPORATION+                                   58,725
      6,200  J. BAKER INCORPORATED                                   27,900
     14,000  PACIFIC SUNWEAR OF CALIFORNIA
             INCORPORATED+                                          262,500
      6,100  WET SEAL INCORPORATED+                                  95,694

                                                                  2,327,845
                                                               ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
0.47%
      7,100  CYRK INCORPORATED+                                      24,406
      2,900  HAGGAR CORPORATION                                      36,250
     13,000  HARTMARX CORPORATION+                                   39,000
     10,600  KELLWOOD COMPANY                                       193,450
     13,800  NAUTICA ENTERPRISES
             INCORPORATED+                                          178,538
      5,400  OSHKOSH B'GOSH INCORPORATED                             82,181
     12,000  PHILLIPS-VAN HEUSEN
             CORPORATION                                            123,750
      9,900  QUIKSILVER INCORPORATED+                               190,575

                                                                    868,150
                                                               ------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.39%
     23,900  COPART INC+                                            331,612
      7,400  DISCOUNT AUTO PARTS
             INCORPORATED+                                           56,888
     22,600  O'REILLY AUTOMOTIVE
             INCORPORATED+                                          330,525

                                                                    719,025
                                                               ------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.31%
     16,100  CENTRAL PARKING CORPORATION                       $    318,981
      6,800  MIDAS INCORPORATED                                      95,200
     25,600  ROLLINS TRUCK LEASING
             CORPORATION                                            161,600

                                                                    575,781
                                                               ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.13%
     31,987  D.R. HORTON INCORPORATED                               549,777
      9,400  MDC HOLDINGS INCORPORATED                              244,400
      3,900  NVR INCORPORATED+                                      315,900
      5,700  RYLAND GROUP INCORPORATED                              176,700
     13,100  STANDARD PACIFIC CORPORATION                           235,800
     16,000  TOLL BROTHERS INCORPORATED+                            550,000

                                                                  2,072,577
                                                               ------------
BUSINESS SERVICES - 11.42%
      8,700  AARON RENTS INCORPORATED                               112,013
     10,000  ABM INDUSTRIES INCORPORATED                            271,875
      6,000  ADMINISTAFF INCORPORATED+                              454,200
      9,000  ADVO INCORPORATED+                                     297,000
     18,400  AMERICAN MANAGEMENT SYSTEMS
             INCORPORATED+                                          316,250
     10,000  ANALYSTS INTERNATIONAL
             CORPORATION                                             72,188
     11,500  ASPEN TECHNOLOGY INCORPORATED+                         518,938
     17,300  AVANT! CORPORATION+                                    315,725
     13,500  AVT CORPORATION+                                        75,094
      9,900  AWARE INCORPORATED+                                    381,150
      6,100  BARRA INCORPORATED+                                    378,581
     12,300  BISYS GROUP INCORPORATED+                              950,944
      5,400  BROOKTROUT INCORPORATED+                               177,863
     24,400  CATALINA MARKETING
             CORPORATION+                                           918,050
     15,000  CERNER CORPORATION+                                    696,563
     17,800  CHOICEPOINT INCORPORATED+                              816,575
     26,300  CIBER INCORPORATED+                                    216,975
     19,100  COGNEX CORPORATION+                                    753,256
      9,200  COMPUTER TASK GROUP
             INCORPORATED                                            28,750
     17,500  DENDRITE INTERNATIONAL
             INCORPORATED+                                          469,219
     13,000  EDGEWATER TECHNOLOGY
             INCORPORATED+                                           68,250
     21,800  ELOYALTY CORPORATION+                                  277,950
     18,300  EPICOR SOFTWARE CORPORATION+                            64,050
     10,400  EPRESENCE INCORPORATED+                                 70,200
     14,400  FACTSET RESEARCH SYSTEMS
             INCORPORATED                                           541,440
      6,400  FAIR ISAAC AND COMPANY
             INCORPORATED                                           273,200
     15,100  FILENET CORPORATION+                                   274,631
      9,700  GERBER SCIENTIFIC INCORPORATED                          83,663
      8,800  GREAT PLAINS SOFTWARE INC+                             247,500
      8,500  HEIDRICK & STRUGGLES
             INTERNATIONAL INCORPORATED+                            436,688
     18,000  HENRY (JACK) & ASSOCIATES                              780,750
     12,700  HNC SOFTWARE INCORPORATED+                           1,039,004
     14,300  HYPERION SOLUTIONS
             CORPORATION+                                           370,013

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--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
BUSINESS SERVICES (continued)
     12,800  INFORMATION RESOURCES
             INCORPORATED+                                     $     87,200
      5,200  INSURANCE AUTO AUCTIONS
             INCORPORATED+                                           84,175
      5,400  KRONOS INCORPORATED+                                   162,000
     18,500  LABOR READY INCORPORATED+                               77,469
      7,200  MEMBERWORKS INCORPORATED+                              236,700
     16,600  MIDWAY GAMES INCORPORATED+                             116,200
     14,500  NATIONAL DATA CORPORATION                              475,781
     22,200  NATIONAL INSTRUMENTS
             CORPORATION+                                           979,575
      9,500  NETWORK EQUIPMENT TECHNOLOGIES
             INCORPORATED+                                          101,531
     10,100  ON ASSIGNMENT INCORPORATED+                            316,888
     14,000  PENTON MEDIA INCORPORATED                              385,000
     11,600  PHOENIX TECHNOLOGIES LIMITED+                          184,875
     15,700  PROGRESS SOFTWARE CORPORATION+                         213,913
      9,600  PROJECT SOFTWARE & DEVELOPMENT
             INCORPORATED+                                          149,250
      6,700  QRS CORPORATION+                                       100,919
      7,500  RADISYS CORPORATION+                                   379,219
     14,000  REMEDY CORPORATION+                                    264,250
     17,600  RSA SECURITY INCORPORATED+                             759,000
     40,600  S3 INCORPORATED+                                       418,688
     13,000  SAGA SYSTEMS INCORPORATED+                             136,500
     28,200  SPHERION CORPORATION+                                  336,638
      4,300  SPSS INCORPORATED+                                     115,294
      6,200  STARTEK INCORPORATED+                                  179,800
     14,400  SYSTEMS & COMPUTER TECHNOLOGY
             CORPORATION+                                           252,900
      8,500  THQ INCORPORATED+                                      197,625
     22,000  TRUE NORTH COMMUNICATIONS
             INCORPORATED                                           786,500
     13,800  VERITY INCORPORATED+                                   492,488
      6,700  VOLT INFORMATION SCIENCES
             INCORPORATED+                                          144,050

                                                                 20,882,976
                                                               ------------
CHEMICALS & ALLIED PRODUCTS - 7.63%
     26,400  ADVANCED TISSUE SCIENCES
             INCORPORATED+                                          196,350
     20,800  ALLIANCE PHARMACEUTICAL
             CORPORATION+                                           317,200
     17,600  ALPHARMA INCORPORATED                                1,075,800
      9,800  ARCH CHEMICALS INCORPORATED                            178,850
     15,200  BARR LABORATORIES
             INCORPORATED+                                        1,007,950
     10,400  BIOMATRIX INCORPORATED+                                182,000
     10,000  BRADY CORPORATION                                      302,500
     11,100  CAMBREX CORPORATION                                    410,700
      6,800  CHEMFIRST INCORPORATED                                 141,525
     23,700  COR THERAPEUTICS INCORPORATED+                       1,476,806
     19,700  DURA PHARMACEUTICALS
             INCORPORATED+                                          696,888
     12,100  IMMUNE RESPONSE CORPORATION+                            83,188
     10,300  LILLY INDUSTIRES INCORPORATED
             CLASS A                                                303,850
     13,800  MACDERMID INCORPORATED                                 289,800
     12,900  MEDICIS PHARMACEUTICAL
             CORPORATION+                                           793,350
     11,500  MISSISSIPPI CHEMICAL
             CORPORATION                                             46,000
      7,400  NATURES SUNSHINE PRODUCT
             INCORPORATED                                            55,038

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--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     30,200  NBTY INCORPORATED+                                $    197,244
      9,700  NOVEN PHARMACEUTICALS
             INCORPORATED+                                          414,675
     10,500  OM GROUP INCORPORATED                                  458,063
     17,500  OMNOVA SOLUTIONS INCORPORATED                           97,344
     11,200  PAREXEL INTERNATIONAL
             CORPORATION+                                            95,200
      3,300  PENFORD CORPORATION                                     51,150
     42,700  POLYONE CORPORATION                                    312,244
     18,900  PROTEIN DESIGN LABS
             INCORPORATED+                                        2,277,450
      3,900  QUAKER CHEMICAL CORPORATION                             66,300
     12,400  SCOTTS COMPANY+                                        415,400
     23,700  VERTEX PHARMACEUTICALS
             INCORPORATED+                                        2,002,650

                                                                 13,945,515
                                                               ------------
COMMUNICATIONS - 0.32%
      9,900  AUDIOVOX CORPORATION+                                  149,119
     24,600  BRIGHTPOINT INCORPORATED+                              123,769
     23,000  GENERAL COMMUNICATIONS
             INCORPORATED+                                          164,594
     34,600  TALK.COM INCORPORATED+                                 152,456

                                                                    589,938
                                                               ------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 0.74%
     12,300  APOGEE ENTERPRISES
             INCORPORATED                                            69,956
      4,400  CHEMED CORPORATION                                     139,975
     18,500  DYCOM INDUSTRIES INCORPORATED+                         770,063
     11,000  INSITUFORM TECHNOLOGIES
             CLASS A+                                               369,875

                                                                  1,349,869
                                                               ------------
DEPOSITORY INSTITUTIONS - 5.68%
     10,200  ANCHOR BANCORP WISCONSIN
             INCORPORATED                                           160,013
     17,600  CENTURA BANKS INCORPORATED                             674,300
     11,700  CHITTENDEN CORPORATION                                 300,544
     13,700  COMMERCE BANCORP INCORPORATED                          797,169
     24,900  COMMERCIAL FEDERAL CORPORATION                         476,213
     19,800  COMMUNITY FIRST BANKSHARES
             INCORPORATED                                           347,738
     23,000  CULLEN/FROST BANKERS
             INCORPORATED                                           747,500
     12,400  DOWNEY FINANCIAL CORPORATION                           489,800
     11,800  FIRST BANCORP/PUERTO RICO                              288,363
     18,100  FIRST MIDWEST BANCORP
             INCORPORATED                                           481,913
      5,100  GBC BANCORP                                            173,719
     21,400  HUDSON UNITED BANCORP                                  591,175
     19,500  IMPERIAL BANCORP+                                      372,938
     13,200  INVESTORS FINANCIAL SERVICES
             CORPORATION                                            833,245
     10,200  MAF BANCORP INCORPORATED                               253,725
     12,200  PROVIDENT BANKSHARES
             CORPORATION                                            204,350
      9,100  QUEENS COUNTY BANCORP
             INCORPORATED                                           262,763
     12,500  RIGGS NATIONAL CORPORATION                             153,125
     19,000  SOUTH FINANCIAL GROUP
             INCORPORATED                                           239,875
     12,600  SOUTHWEST BANCORPORATION OF
             TEXAS INCORPORATED+                                    411,863

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
DEPOSITORY INSTITUTIONS (continued)
     16,000  STATEN ISLAND BANCORP
             INCORPORATED                                      $    320,000
     17,300  SUSQUEHANNA BANCSHARES
             INCORPORATED                                           263,825
     23,600  TRUSTCO BANK CORP NY                                   290,575
     18,500  UNITED BANKSHARES INCORPORATED                         363,063
     23,000  WASHINGTON FEDERAL
             INCORPORATED                                           523,250
     10,000  WHITNEY HOLDING CORPORATION                            363,125

                                                                 10,384,169
                                                               ------------
EATING & DRINKING PLACES - 1.59%
     11,800  APPLEBEE'S INTERNATIONAL
             INCORPORATED                                           271,400
     11,900  CEC ENTERTAINMENT
             INCORPORATED+                                          380,800
     13,600  CHEESECAKE FACTORY+                                    588,200
     22,300  CKE RESTAURANTS INCORPORATED                            68,294
     12,900  CONSOLIDATED PRODUCTS
             INCORPORATED+                                          103,200
      8,800  IHOP CORPORATION+                                      168,300
     16,900  JACK IN THE BOX INCORPORATED+                          362,293
      9,800  LANDRY'S SEAFOOD RESTAURANTS
             INCORPORATED                                            66,763
      9,900  LUBY'S INCORPORATED                                     52,594
      5,600  MORRISON MANAGEMENT
             SPECIALISTS INCORPORATED                               165,480
     27,000  RUBY TUESDAY INCORPORATED                              303,750
     14,300  RYAN'S FAMILY STEAK HOUSES
             INCORPORATED+                                          109,931
      7,700  SONIC CORPORATION+                                     242,550
      5,100  TACO CABANA INCORPORATED
             CLASS A+                                                21,994

                                                                  2,905,549
                                                               ------------
ELECTRIC, GAS & SANITARY SERVICES - 3.22%
      4,000  AMERICAN STATES WATER COMPANY                          121,000
     14,000  ATMOS ENERGY CORPORATION                               288,750
     20,800  AVISTA CORPORATION                                     468,000
      3,300  BANGOR HYDRO-ELECTRIC COMPANY                           79,819
      4,900  CASCADE NATURAL GAS
             CORPORATION                                             85,750
      5,100  CENTRAL VERMONT PUBLIC SERVICE
             CORPORATION                                             51,956
      7,400  CH ENERGY GROUP INCORPORATED                           295,075
     13,300  ENERGEN CORPORATION                                    395,675
      2,400  GREEN MOUNTAIN POWER
             CORPORATION                                             18,150
      8,300  LACLEDE GAS COMPANY                                    179,488
      7,800  NEW JERSEY RESOURCES
             CORPORATION                                            316,875
     11,100  NORTHWEST NATURAL GAS COMPANY                          252,525
     10,200  NORTHWESTERN CORPORATION                               198,900
      5,700  NUI CORPORATION                                        172,069
     18,100  PHILADELPHIA SUBURBAN
             CORPORATION                                            419,694
     14,000  PIEDMONT NATURAL GAS COMPANY                           428,750
     15,500  RGS ENERGY GROUP INCORPORATED                          436,905
     21,900  SOUTHERN UNION COMPANY+                                433,894
     13,900  SOUTHWEST GAS CORPORATION                              291,031
     11,100  SOUTHWESTERN ENERGY COMPANY                             97,125
     12,000  UGI CORPORATION                                        291,000
      6,300  UIL HOLDINGS CORPORATION                               324,056

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
     14,300  UNISOURCE ENERGY CORPORATION                      $    234,163

                                                                  5,880,650
                                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 11.76%
     10,600  ACTEL CORPORATION+                                     380,938
     16,500  ADAPTIVE BROADBAND
             CORPORATION+                                           321,750
     13,000  AEROFLEX INCORPORATED+                                 632,125
     12,300  ALLEN TELECOM INCORPORATED+                            208,331
     18,200  ALLIANCE SEMICONDUCTOR
             CORPORATION+                                           361,725
     18,900  ALPHA INDUSTRIES INCORPORATED+                         643,781
     10,200  APPLICA INCORPORATED+                                   63,113
     16,700  ARTESYN TECHNOLOGIES
             INCORPORATED+                                          486,388
     22,800  ASPECT COMMUNICATIONS
             CORPORATION+                                           470,250
      9,300  AXT INCORPORATED+                                      388,856
     14,900  BALDOR ELECTRIC COMPANY                                302,656
      8,400  BENCHMARK ELECTRONICS
             INCORPORATED+                                          436,800
     12,100  BMC INDUSTRIES INCORPORATED                             83,188
     11,600  C&D TECHNOLOGIES INCORPORATED                          658,300
     14,900  C-COR.NET CORPORATION+                                 228,156
     19,000  CABLE DESIGN TECHNOLOGIES+                             461,938
      5,000  CACI INTERNATIONAL
             INCORPORATED+                                          107,188
     13,300  CHECKPOINT SYSTEMS
             INCORPORATED+                                          100,581
      7,200  CONCORD COMMUNICATIONS
             INCORPORATED+                                          190,800
     12,200  CTS CORPORATION                                        617,625
     26,700  DALLAS SEMICONDUCTOR
             CORPORATION                                            877,763
      5,900  DAVOX CORPORATION+                                      59,369
      9,800  DIONEX CORPORATION+                                    270,725
     32,400  DMC STRATEX NETWORKS
             INCORPORATED+                                          520,425
     11,800  ELECTRO SCIENTIFIC INDUSTRIES
             INCORPORATED+                                          414,475
     19,100  ESS TECHNOLOGY INCORPORATED+                           273,369
     16,700  GENERAL SEMICONDUCTOR
             INCORPORATED+                                          203,531
     15,000  HARMAN INTERNATIONAL
             INDUSTRIES INCORPORATED                                586,500
      9,900  HELIX TECHNOLOGY CORPORATION                           295,763
     11,000  HUTCHINSON TECHNOLOGY
             INCORPORATED+                                          231,688
      6,600  INNOVEX INCORPORATED                                    89,925
     11,700  INTER-TEL INCORPORATED                                 133,088
     14,500  INTERVOICE-BRITE INCORPORATED+                         152,250
      6,700  ITRON INCORPORATED+                                     41,038
     38,600  KEMET CORPORATION+                                   1,066,320
      9,400  MERCURY COMPUTER SYSTEMS
             INCORPORATED+                                          261,438
     15,700  METHODE ELECTRONICS
             INCORPORATED                                           695,706
      3,100  NATIONAL PRESTO INDUSTRIES
             INCORPORATED                                            92,806
     34,100  P-COM INCORPORATED+                                    225,913
      4,600  PARK ELECTROCHEMICAL
             CORPORATION                                            255,875
     12,400  PHOTRONICS INCORPORATED+                               270,475
     21,600  PLANTRONICS INCORPORATED+                              820,800
     16,300  PLEXUS CORPORATION+                                  1,149,144
     11,300  PROXIM INCORPORATED+                                   502,850

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--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
     27,400  READ-RITE CORPORATION+                            $    308,250
      6,600  ROYAL APPLIANCE MANUFACTURING
             COMPANY+                                                39,188
      5,000  SALTON INCORPORATED+                                   161,563
     15,000  SILICON VALLEY GROUP+                                  394,688
     15,300  SLI INCORPORATED                                       111,881
     13,100  SPEEDFAM INTERNATIONAL
             INCORPORATED+                                          149,831
      7,000  STANDARD MICROSYSTEMS
             CORPORATION+                                           152,688
     10,000  SYMMETRICOM INCORPORATED+                              156,250
      7,200  TECHNITROL INCORPORATED                                727,200
      8,100  TELCOM SEMICONDUCTOR
             INCORPORATED+                                          120,488
     13,600  TELEDYNE TECHNOLOGIES
             INCORPORATED+                                          396,100
      6,800  THOMAS INDUSTRIES INCORPORATED                         137,700
      9,500  THREE-FIVE SYSTEMS
             INCORPORATED+                                          277,875
     16,700  VALENCE TECHNOLOGY
             INCORPORATED+                                          288,075
      9,600  VIASAT INCORPORATED+                                   214,800
     18,600  VICOR CORPORATION+                                   1,009,050
      7,300  ZIXIT CORPORATION+                                     222,650

                                                                 21,504,002
                                                               ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.07%
     18,700  BILLING INFORMATION CONCEPTS+                           59,606
     24,100  BIO-TECHNOLOGY GENERAL
             CORPORATION*+                                          275,644
      8,400  CDI CORPORATION+                                       134,400
     15,400  CEPHALON INCORPORATED+                                 746,900
      6,800  F.Y.I. INCORPORATED+                                   254,150
      9,100  FRANKLIN COVEY COMPANY+                                 66,544
      9,300  MAXIMUS INCORPORATED+                                  205,763
     15,100  ORGANOGENESIS INCORPORATED+                            221,970
     11,100  PHARMACEUTICAL PRODUCT
             DEVELOPMENT INCORPORATED+                              294,844
     21,900  PROFIT RECOVERY GROUP
             INTERNATIONAL INCORPORATED+                            216,263
     16,200  REGENERON PHARMACEUTICALS
             INCORPORATED+                                          528,523
     17,500  TETRA TECH INCORPORATED+                               499,844
      7,200  URS CORPORATION+                                        95,400
     40,800  US ONCOLOGY INCORPORATED+                              184,875

                                                                  3,784,726
                                                               ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
1.23%
      4,000  ALLIANT TECHSYSTEMS
             INCORPORATED+                                          328,500
     15,800  APTARGROUP INCORPORATED                                378,213
      2,800  BUTLER MANUFACTURING COMPANY                            64,225
     13,100  GRIFFON CORPORATION+                                    99,069
      3,700  INSTEEL INDUSTRIES
             INCORPORATED                                            15,031
     19,800  MASCOTECH INCORPORATED                                 327,938
      6,600  MATERIAL SCIENCES CORPORATION+                          75,075
      7,900  SHAW GROUP INCORPORATED+                               556,950
     11,900  STURM, RUGER & COMPANY
             INCORPORATED                                            97,431
     20,900  TOWER AUTOMOTIVE INCORPORATED+                         195,938

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
EQUIPMENT (continued)
     11,700  WATTS INDUSTRIES INCORPORATED                     $    117,000

                                                                  2,255,370
                                                               ------------
FOOD & KINDRED PRODUCTS - 1.39%
      4,300  AGRIBRANDS INTERNATIONAL
             INCORPORATED+                                          187,588
      8,100  AMERICAN ITALIAN PASTA
             COMPANY+                                               155,419
      3,900  COCA-COLA BOTTLING COMPANY                             163,556
      8,100  CONSTELLATION BRANDS
             INCORPORATED+                                          439,931
     15,500  CORN PRODUCTS INTERNATIONAL
             INCORPORATED                                           352,625
     18,700  EARTHGRAINS COMPANY                                    344,781
      3,800  J&J SNACK FOODS CORPORATION+                            49,163
     13,200  RALCORP HOLDINGS INCORPORATED+                         186,450
     24,900  SMITHFIELD FOODS INCORPORATED+                         653,625

                                                                  2,533,138
                                                               ------------
FOOD STORES - 0.51%
     16,900  GREAT ATLANTIC & PACIFIC TEA
             COMPANY INCORPORATED                                   186,956
      5,500  PANERA BREAD COMPANY CLASS A+                          114,813
     11,600  WHOLE FOODS MARKET
             INCORPORATED+                                          622,775

                                                                    924,544
                                                               ------------
FURNITURE & FIXTURES - 0.52%
      5,200  BASSETT FURNITURE INDUSTRIES
             INCORPORATED                                            73,775
     17,500  ETHAN ALLEN INTERIORS
             INCORPORATED                                           495,469
     26,800  LA-Z-BOY INCORPORATED                                  390,275

                                                                    959,519
                                                               ------------
GENERAL MERCHANDISE STORES - 0.81%
     14,900  99 CENTS ONLY STORES+                                  747,793
     13,000  AMES DEPARTMENT STORES
             INCORPORATED+                                           75,156
     21,800  CASEY'S GENERAL STORES
             INCORPORATED                                           283,400
      5,600  GOTTSCHALKS INCORPORATED+                               34,300
     13,100  SHOPKO STORES INCORPORATED+                            135,913
     19,000  STEIN MART INCORPORATED+                               205,438

                                                                  1,482,000
                                                               ------------
HEALTH SERVICES - 2.63%
     26,100  COVENTRY HEALTH CARE
             INCORPORATED+                                          394,763
      3,600  CURATIVE HEALTH SERVICES
             INCORPORATED+                                           19,575
     11,300  ENZO BIOCHEM INCORPORATED+                             548,050
     29,400  HOOPER HOLMES INCORPORATED                             279,594
     15,300  IDEXX LABORATORIES
             INCORPORATED+                                          409,275
     11,200  LASER VISION CENTERS
             INCORPORATED+                                           48,650
     21,400  ORTHODONTIC CENTERS OF AMERICA
             INCORPORATED+                                          712,888
      7,000  PEDIATRIX MEDICAL GROUP
             INCORPORATED*+                                          90,563
      9,000  PROVINCE HEALTHCARE COMPANY+                           359,438
     20,300  RENAL CARE GROUP INCORPORATED+                         378,088

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
HEALTH SERVICES (continued)
     12,000  SIERRA HEALTH SERVICES
             INCORPORATED+                                     $     56,250
     10,600  SYNCOR INTERNATIONAL
             CORPORATION+                                           390,213
     13,200  UNIVERSAL HEALTH SERVICES
             INCORPORATED+                                        1,130,247

                                                                  4,817,594
                                                               ------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION-CONTRACTORS - 0.22%
     18,000  FOSTER WHEELER CORPORATION                             130,500
     23,100  WASHINGTON GROUP INTERNATIONAL
             INCORPORATED+                                          264,206

                                                                    394,706
                                                               ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.05%
      5,300  4KIDS ENTERTAINMENT
             INCORPORATED+                                           89,438
                                                               ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.73%
     14,800  BOMBAY COMPANY INCORPORATED+                            36,075
      9,100  COST PLUS INCORPORATED+                                274,138
     17,600  LINENS 'N THINGS INCORPORATED+                         448,800
     42,600  PIER 1 IMPORTS INCORPORATED                            577,762

                                                                  1,336,775
                                                               ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.34%
     18,000  AZTAR CORPORATION+                                     276,750
     13,000  MARCUS CORPORATION                                     136,500
     19,900  PRIME HOSPITALITY CORPORATION+                         201,488

                                                                    614,738
                                                               ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.75%
     16,400  ANIXTER INTERNATIONAL
             INCORPORATED+                                          477,650
     17,300  APW LIMITED+                                           843,375
      8,500  ASTEC INDUSTRIES INCORPORATED+                          92,969
     13,100  AUSPEX SYSTEMS INCORPORATED+                           162,113
      8,300  BLACK BOX CORPORATION+                                 386,988
     21,700  C-CUBE MICROSYSTEMS
             INCORPORATED+                                          444,850
      7,600  DRIL-QUIP INCORPORATED+                                303,050
      9,200  ELECTROGLAS INCORPORATED+                              156,975
     10,200  EXABYTE CORPORATION+                                   114,750
     15,700  FEDDERS CORPORATION                                     60,838
      6,500  FLOW INTERNATIONAL
             CORPORATION+                                            70,688
      6,800  GARDNER DENVER INCORPORATED+                           110,500
      8,900  GRACO INCORPORATED                                     287,025
     13,300  IDEX CORPORATION                                       371,569
     21,500  KULICKE & SOFFA INDUSTRIES
             INCORPORATED+                                          286,219
     24,800  LENNOX INTERNATIONAL
             INCORPORATED                                           232,500
      5,200  LINDSAY MANUFACTURING COMPANY                           96,850
     10,900  MANITOWOC COMPANY INCORPORATED                         209,825
      7,600  MICRO SYSTEMS INCORPORATED+                            114,475
     15,400  MILACRON INCORPORATED                                  205,010
     10,900  NYFIX INCORPORATED+                                    487,775
     19,400  PAXAR CORPORATION+                                     173,388

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      4,800  ROBBINS & MYERS INCORPORATED                      $    113,400
      7,500  SCOTT TECHNOLOGIES
             INCORPORATED+                                          132,891
      5,600  SPS TECHNOLOGIES INCORPORATED+                         271,600
      7,700  TELXON CORPORATION                                     134,750
      5,600  TORO COMPANY                                           176,400
      9,300  ULTRATECH STEPPER
             INCORPORATED+                                          149,381
     10,300  VALMONT INDUSTRIES
             INCORPORATED                                           204,713
     13,900  VARIAN MEDICAL SYSTEMS
             INCORPORATED+                                          628,105
     13,700  VISUAL NETWORKS INCORPORATED+                           89,906
     11,900  WATSCO INCORPORATED                                    122,451
     13,200  XIRCOM INCORPORATED+                                   333,300
     13,400  ZEBRA TECHNOLOGIES
             CORPORATION+                                           644,038

                                                                  8,690,317
                                                               ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.74%
     16,800  ARTHUR J. GALLAGHER & COMPANY                          993,300
      5,700  E.W. BLANCH HOLDINGS
             INCORPORATED                                           118,275
      5,800  HILB ROGAL HAMILTON                                    241,788

                                                                  1,353,363
                                                               ------------
INSURANCE CARRIERS - 2.84%
     11,100  ADVANCE PARADIGM INCORPORATED+                         468,281
      8,900  DELPHI FINANCIAL GROUP
             CLASS A+                                               360,450
     16,800  ENHANCE FINANCIAL SERVICES
             GROUP INCORPORATED                                     218,400
     29,800  FIDELITY NATIONAL FINANCIAL
             INCORPORATED                                           737,550
     28,000  FIRST AMERICAN CORPORATION                             584,500
     30,900  FREMONT GENERAL CORPORATION                            106,219
     20,900  MID ATLANTIC MEDICAL SERVICES
             INCORPORATED+                                          316,113
     18,200  MUTUAL RISK MANAGEMENT LIMITED                         399,263
     16,600  RADIAN GROUP INCORPORATED                            1,120,498
      4,300  RLI CORPORATION                                        165,819
      4,100  SCPIE HOLDINGS INCORPORATED                             82,513
     11,300  SELECTIVE INSURANCE GROUP
             INCORPORATED                                           201,988
     14,100  TRENWICK GROUP LIMITED+                                267,900
      7,600  ZENITH NATIONAL INSURANCE
             CORPORATION                                            166,250

                                                                  5,195,744
                                                               ------------
LEATHER & LEATHER PRODUCTS - 0.59%
      8,000  BROWN SHOE COMPANY
             INCORPORATED                                            73,500
      4,500  K-SWISS INCORPORATED                                   101,250
     17,700  TIMBERLAND COMPANY+                                    725,700
     18,300  WOLVERINE WORLD WIDE
             INCORPORATED                                           170,419

                                                                  1,070,869
                                                               ------------
LEGAL SERVICES - 0.17%
      9,900  PRE-PAID LEGAL SERVICES
             INCORPORATED+                                          319,894
                                                               ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.14%
     20,900  CHAMPION ENTERPRISES
             INCORPORATED+                                     $     88,825
      5,400  DELTIC TIMBER CORPORATION                               91,462
      3,800  SKYLINE CORPORATION                                     80,988

                                                                    261,275
                                                               ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 4.38%
      9,300  ADAC LABORATORIES+                                     193,556
      3,700  AMCAST INDUSTRIAL CORPORATION                           34,919
      5,700  ANALOGIC CORPORATION                                   219,094
     11,900  COHERENT INCORPORATED+                                 809,200
      8,900  COHU INCORPORATED                                      136,281
      6,800  CONMED CORPORATION+                                     93,075
      6,300  COOPER COMPANIES INCORPORATED                          222,863
      7,200  CUNO INCORPORATED+                                     160,200
     11,600  CYGNUS INCORPORATED+                                   127,600
      6,600  DATASCOPE CORPORATION                                  221,100
      6,100  DIAGNOSTIC PRODUCTS
             CORPORATION                                            327,113
      7,700  ESTERLINE TECHNOLOGIES
             CORPORATION+                                           151,594
     14,200  FOSSIL INCORPORATED+                                   189,038
      8,300  HANGER ORTHOPEDIC GROUP
             INCORPORATED+                                           31,125
      6,800  HOLOGIC INCORPORATED+                                   50,575
     22,300  INPUT/OUTPUT INCORPORATED+                             214,638
      6,000  INTERMAGNETICS GENERAL
             CORPORATION+                                           159,750
     13,300  INVACARE CORPORATION                                   427,263
      7,200  IONICS INCORPORATED+                                   153,450
      7,200  MEADE INSTRUMENTS CORPORATION+                         145,350
     10,300  MENTOR CORPORATION                                     162,225
      2,600  NASHUA CORPORATION                                      21,938
      6,200  OSTEOTECH INCORPORATED+                                 59,288
     22,100  PINNACLE SYSTEMS INCORPORATED+                         248,625
      5,800  POLYMEDICA CORPORATION+                                248,675
     13,500  RESMED INCORPORATED+                                   421,875
     13,000  RESPIRONICS INCORPORATED+                              216,938
     15,500  ROBOTIC VISION SYSTEMS
             INCORPORATED+                                           92,516
     13,500  ROPER INDUSTRIES INCORPORATED                          448,031
     10,700  SOLA INTERNATIONAL
             INCORPORATED+                                           68,881
      4,200  SPACELABS MEDICAL
             INCORPORATED+                                           41,475
      9,800  SUNRISE MEDICAL INCORPORATED+                           58,800
      9,100  TECHNE CORPORATION+                                  1,019,195
     13,000  THERAGENICS CORPORATION+                                84,500
     10,300  TRIMBLE NAVIGATION LIMITED.+                           230,463
      5,400  VITAL SIGNS INCORPORATED                               143,100
      7,800  WESLEY JESSEN VISIONCARE
             INCORPORATED+                                          299,813
      9,400  X-RITE INCORPORATED                                     82,250

                                                                  8,016,372
                                                               ------------
METAL MINING - 0.34%
      7,200  BRUSH ENGINEERED MATERIALS
             INCORPORATED                                           155,700

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
METAL MINING (continued)
     17,000  STILLWATER MINING COMPANY+                        $    460,190

                                                                    615,890
                                                               ------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
      8,200  FLORIDA ROCK INDUSTRIES
             INCORPORATED                                           323,388
                                                               ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
      7,500  CROSS (A.T.) COMPANY+                                   40,313
      8,600  JAKKS PACIFIC INCORPORATED+                             80,894
      7,900  K2 INCORPORATED+                                        70,606
      7,000  LYDALL INCORPORATED+                                    80,063
      8,700  MAYOR'S JEWELERS INCORPORATED+                          32,625
      8,800  RUSS BERRIE & COMPANY
             INCORPORATED                                           173,799

                                                                    478,300
                                                               ------------
MISCELLANEOUS RETAIL - 0.79%
      7,200  ACTION PERFORMANCE COMPANIES
             INCORPORATED+                                           24,750
      8,000  BOOKS-A-MILLION INCORPORATED+                           21,000
     11,400  CASH AMERICA INTERNATIONAL
             INCORPORATED                                            83,363
      2,500  DAMARK INTERNATIONAL
             INCORPORATED CLASS A+                                   30,625
      8,000  HANCOCK FABRICS INCORPORATED                            40,000
      8,000  JO-ANN STORES INCORPORATED+                             58,000
      3,800  LILLIAN VERNON CORPORATION                              37,050
     14,700  MICHAELS STORES INCORPORATED+                          588,000
      6,300  THOMAS NELSON INCORPORATED                              51,581
     15,600  ZALE CORPORATION+                                      506,025

                                                                  1,440,394
                                                               ------------
MOTION PICTURES - 0.08%
     11,100  AVID TECHNOLOGY INCORPORATED+                          155,400
                                                               ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.08%
     14,300  AMERICAN FREIGHTWAYS
             CORPORATION+                                           227,013
      8,700  ARKANSAS BEST CORPORATION+                             133,763
      9,300  FORWARD AIR CORPORATION+                               327,241
      7,200  FROZEN FOOD EXPRESS INDUSTRIES
             INCORPORATED                                            18,450
     11,200  HEARTLAND EXPRESS
             INCORPORATED+                                          194,600
      3,900  LANDSTAR SYSTEM INCORPORATED+                          174,038
      4,900  M.S. CARRIERS INCORPORATED+                             76,563
      8,500  ROADWAY EXPRESS INCORPORATED                           152,469
     11,600  USFREIGHTWAYS CORPORATION                              263,175
     20,800  WERNER ENTERPRISES
             INCORPORATED                                           244,400
     10,900  YELLOW CORPORATION+                                    164,863

                                                                  1,976,575
                                                               ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.53%
     33,500  AMERICREDIT CORPORATION+                               965,219
                                                               ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
OIL & GAS EXTRACTION - 4.66%
      6,100  ATWOOD OCEANICS INCORPORATED+                     $    254,294
     14,600  BARRETT RESOURCES CORPORATION+                         552,063
     12,800  CABOT OIL AND GAS CORPORATION                          260,800
      6,900  CAL DIVE INTERNATIONAL
             INCORPORATED+                                          394,594
     30,600  CROSS TIMBERS OIL COMPANY                              587,138
      8,100  HS RESOURCES INCORPORATED+                             272,363
     19,100  LOUIS DREYFUS NATURAL GAS
             CORPORATION+                                           756,838
     18,800  NEWFIELD EXPLORATION COMPANY+                          877,725
      7,800  NUEVO ENERGY COMPANY+                                  143,325
     10,100  OCEANEERING INTERNATIONAL
             INCORPORATED+                                          167,913
      7,500  PATINA OIL & GAS CORPORATION                           150,000
      7,900  PLAINS RESOURCES INCORPORATED+                         149,113
     17,800  POGO PRODUCING COMPANY                                 451,675
     29,000  PRIDE INTERNATIONAL
             INCORPORATED+                                          768,500
      9,500  REMINGTON OIL & GAS
             CORPORATION+                                            99,156
      7,500  SEACOR SMIT INCORPORATED+                              349,688
     10,600  SEITEL INCORPORATED+                                   152,375
     10,000  ST. MARY LAND & EXPLORATION
             COMPANY                                                230,625
      8,200  STONE ENERGY CORPORATION+                              451,000
      9,800  SWIFT ENERGY COMPANY+                                  407,313
      6,000  TETRA TECHNOLOGIES
             INCORPORATED+                                           91,125
     10,900  VERITAS DGC INCORPORATED+                              315,419
     27,700  VINTAGE PETROLEUM INCORPORATED                         630,171

                                                                  8,513,213
                                                               ------------
PAPER & ALLIED PRODUCTS - 0.47%
     15,400  BUCKEYE TECHNOLOGIES
             INCORPORATED+                                          319,550
     11,400  CARAUSTAR INDUSTRIES
             INCORPORATED                                           126,112
      6,800  CHESAPEAKE CORPORATION                                 130,900
      6,200  POPE & TALBOT INCORPORATED                              88,738
      5,200  REPUBLIC GROUP INCORPORATED                             95,550
      6,800  SCHWEITZER-MAUDUIT
             INTERNATIONAL INCORPORATED                              90,950

                                                                    851,800
                                                               ------------
PERSONAL SERVICES - 0.35%
      3,800  ANGELICA CORPORATION                                    36,813
      3,400  CPI CORPORATION                                         72,250
      9,100  G & K SERVICES INCORPORATED                            255,368
     18,000  REGIS CORPORATION                                      270,000

                                                                    634,431
                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.15%
      8,700  ELCOR CORPORATION                                      126,150
      6,800  WD-40 COMPANY                                          144,500

                                                                    270,650
                                                               ------------
PRIMARY METAL INDUSTRIES - 1.05%
     10,800  BELDEN INCORPORATED                                    255,150

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
PRIMARY METAL INDUSTRIES (continued)
     13,700  BIRMINGHAM STEEL CORPORATION                      $     36,819
      7,300  COMMONWEALTH INDUSTRIES
             INCORPORATED                                            40,606
      6,800  IMCO RECYCLING INCORPORATED                             40,800
     11,200  INTERMET CORPORATION                                    81,200
     15,200  MUELLER INDUSTRIES
             INCORPORATED+                                          341,050
      6,000  QUANEX CORPORATION                                     114,375
      9,200  RTI INTERNATIONAL METALS+                              132,825
     20,600  STEEL DYNAMICS INCORPORATED+                           189,263
      4,700  STEEL TECHNOLOGIES
             INCORPORATED                                            29,669
      9,300  TEXAS INDUSTRIES INCORPORATED                          296,436
     16,800  TREDEGAR CORPORATION                                   290,850
      5,300  WOLVERINE TUBE INCORPORATED+                            78,838

                                                                  1,927,881
                                                               ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.28%
     14,800  BOWNE & COMPANY INCORPORATED                           144,300
      5,800  CONSOLIDATED GRAPHICS
             INCORPORATED+                                           68,150
     12,600  JOHN H. HARLAND COMPANY                                192,938
      6,000  NEW ENGLAND BUSINESS SERVICE
             INCORPORATED                                           108,750

                                                                    514,138
                                                               ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.03%
      9,100  TITAN INTERNATIONAL
             INCORPORATED                                            52,325
                                                               ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.78%
      5,700  DAIN RAUSCHER CORPORATION                              530,100
     15,600  EATON VANCE CORPORATION                                795,600
     10,700  JEFFERIES GROUP INCORPORATED                           287,563
     12,600  MORGAN KEEGAN INCORPORATED                             220,500
      9,300  NATIONAL DISCOUNT BROKERS
             GROUP INCORPORATED+                                    287,719
     20,400  RAYMOND JAMES FINANCIAL
             INCORPORATED                                           671,924
      7,000  SOUTHWEST SECURITIES GROUP
             INCORPORATED                                           204,750
     10,100  TUCKER ANTHONY SUTRO
             CORPORATION                                            256,288

                                                                  3,254,444
                                                               ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.62%
     32,700  GENTEX CORPORATION+                                    817,500
      6,700  LIBBEY INCORPORATED                                    208,537
      5,500  STANDEX INTERNATIONAL
             CORPORATION                                            106,219

                                                                  1,132,256
                                                               ------------
TEXTILE MILL PRODUCTS - 0.31%
     11,300  CONE MILLS CORPORATION+                                 50,850
      5,100  DIXIE GROUP INCORPORATED                                19,763
      8,500  GUILFORD MILLS INCORPORATED                             15,938
     22,600  INTERFACE INCORPORATED                                 180,094
      3,400  OXFORD INDUSTRIES INCORPORATED                          60,775

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
TEXTILE MILL PRODUCTS (continued)
      9,700  TRIARC COMPANIES INCORPORATED+                    $    238,861

                                                                    566,281
                                                               ------------
TRANSPORTATION BY AIR - 0.91%
      9,300  ATLANTIC COAST AIRLINES
             HOLDINGS+                                              299,344
     12,600  EGL INCORPORATED+                                      381,150
     14,300  MESA AIR GROUP INCORPORATED+                            78,203
      6,200  MIDWEST EXPRESS HOLDINGS
             INCORPORATED+                                          124,775
      9,300  OFFSHORE LOGISTICS
             INCORPORATED+                                          166,238
     12,100  SKYWEST INCORPORATED                                   620,124

                                                                  1,669,834
                                                               ------------
TRANSPORTATION EQUIPMENT - 1.89%
     10,300  A. O. SMITH CORPORATION                                129,394
     11,900  AAR CORPORATION                                        136,106
     10,700  ARTIC CAT INCORPORATED                                 135,088
     11,100  BE AEROSPACE INCORPORATED+                             178,988
     10,700  CLARCOR INCORPORATED                                   208,650
      6,900  COACHMEN INDUSTRIES
             INCORPORATED                                            72,019
     14,500  FLEETWOOD ENTERPRISES
             INCORPORATED                                           196,656
     21,500  FRIEDE GOLDMAN HALTER
             INCORPORATED+                                          151,844
     18,700  GENCORP INCORPORATED                                   151,938
      9,500  GROUP 1 AUTOMOTIVE
             INCORPORATED+                                          103,313
      4,500  HUFFY CORPORATION                                       47,250
     19,200  JLG INDUSTRIES INCORPORATED                            234,000
      9,800  KROLL-O'GARA COMPANY+                                   58,800
      8,400  MONACO COACH CORPORATION+                              138,600
     16,600  ORBITAL SCIENCES CORPORATION+                          139,025
      7,300  OSHKOSH TRUCK CORPORATION                              282,875
     10,600  POLARIS INDUSTRIES
             INCORPORATED                                           373,647
      9,300  REGAL-BELOIT CORPORATION                               157,728
      7,900  SIMPSON INDUSTRIES
             INCORPORATED                                            96,775
      5,000  SPARTAN MOTORS INCORPORATED                             15,625
      5,500  STANDARD MOTOR PRODUCTS
             INCORPORATED                                            44,000
     15,500  TENNECO AUTOMOTIVE
             INCORPORATED                                            80,406
      5,300  THOR INDUSTRIES INCORPORATED                           122,563
     10,100  WABASH NATIONAL CORPORATION                             92,163
      9,400  WINNEBAGO INDUSTRIES
             INCORPORATED                                           117,500

                                                                  3,464,953
                                                               ------------
TRANSPORTATION SERVICES - 0.91%
      7,800  CIRCLE INTERNATIONAL GROUP
             INCORPORATED                                           235,950
     22,600  EXPEDITORS INTERNATIONAL OF
             WASHINGTON INCORPORATED                              1,018,413
     16,200  FRITZ COMPANIES INCORPORATED+                          194,400
     10,800  PEGASUS SOLUTIONS
             INCORPORATED+                                          211,275

                                                                  1,660,038
                                                               ------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                        VALUE
WATER TRANSPORTATION - 0.12%
     10,800  KIRBY CORPORATION+                                $    211,950
                                                               ------------
WHOLESALE TRADE-DURABLE GOODS - 2.36%
      9,000  APPLIED INDUSTRIAL
             TECHNOLOGIES INCORPORATED                              155,813
      8,200  BARNES GROUP INCORPORATED                              150,675
      5,600  BUILDING MATERIALS HOLDING
             CORPORATION+                                            49,700
      6,200  CASTLE (A.M.) & COMPANY                                 59,675
      6,300  COMMERCIAL METALS COMPANY                              160,650
      6,300  DEPARTMENT 56 INCORPORATED+                             83,081
      6,700  DIGI INTERNATIONAL
             INCORPORATED+                                           52,763
     28,300  HA-LO INDUSTRIES INCORPORATED+                         113,200
     10,400  HUGHES SUPPLY INCORPORATED                             204,048
     18,000  INSIGHT ENTERPRISES
             INCORPORATED+                                          490,500
     10,200  KAMAN CORPORATION CLASS A                              128,775
     12,600  KENT ELECTRONICS CORPORATION+                          300,825
      4,300  LAWSON PRODUCTS INCORPORATED                           104,006
     14,600  OWENS & MINOR INCORPORATED
             HOLDING COMPANY                                        229,950
     29,700  PATTERSON DENTAL COMPANY+                              668,248
     23,500  PEP BOYS - MANNY, MOE & JACK                           117,500
     12,000  PIONEER-STANDARD ELECTRONICS
             INCORPORATED                                           162,750
     12,300  RELIANCE STEEL & ALUMINUM
             COMPANY                                                259,069
      7,500  SCP POOL CORPORATION+                                  222,188
      5,300  SIMPSON MANUFACTURING COMPANY
             INCORPORATED+                                          236,844
      8,600  SPECIALTY EQUIPMENT COMPANIES
             INCORPORATED+                                          212,313
      9,400  TBC CORPORATION+                                        45,825
      8,900  UNIVERSAL FOREST PRODUCTS
             INCORPORATED                                           101,655

                                                                  4,310,053
                                                               ------------
WHOLESALE TRADE-NONDURABLE GOODS - 2.03%
     15,300  BINDLEY WESTERN INDUSTRIES
             INCORPORATED                                           489,600
     19,700  DIMON INCORPORATED                                      64,025
      6,000  ENESCO GROUP INCORPORATED                               35,250
     17,500  FLEMING COMPANIES INCORPORATED                         228,594
     12,800  HAIN CELESTIAL GROUP
             INCORPORATED+                                          449,600
     18,300  MEN'S WEARHOUSE INCORPORATED+                          518,119
      9,500  MYERS INDUSTRIES INCORPORATED                          120,531
      5,100  NASH-FINCH COMPANY                                      53,231
      6,200  PERFORMANCE FOOD GROUP
             COMPANY+                                               233,275
     10,000  PRIORITY HEALTHCARE
             CORPORATION+                                           762,500
      7,700  SCHOOL SPECIALTY INCORPORATED+                         164,106
     19,000  STRIDE RITE CORPORATION                                 96,188
      8,100  UNITED NATURAL FOODS
             INCORPORATED+                                          100,238
     15,100  UNITED STATIONERS
             INCORPORATED+                                          405,813

                                                                  3,721,070
                                                               ------------

                                                                168,190,312
TOTAL COMMON STOCK (COST $163,608,352)
                                                               ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 7.23%
TIME DEPOSITS - 5.83%
 10,653,813  CAISSE DES DEPOTS ET
             CONSIGNATIONS                        6.73%       10/02/00     $ 10,653,813
                                                                           ------------
U.S. TREASURY BILLS - 1.40%
  2,630,000  U.S. TREASURY BILLS             5.97-6.43{::}    02/01/01        2,576,058
                                                                           ------------

                                                                             13,229,871
TOTAL SHORT-TERM INSTRUMENTS (COST
$13,231,123)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $176,839,475)*                        99.20% $181,420,183
OTHER ASSETS AND LIABILITIES, NET            0.80     1,455,405
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $182,875,588
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
{::} YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $179,430,641 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $34,739,674
GROSS UNREALIZED DEPRECIATION                       (32,750,132)
                                                    ----------
NET UNREALIZED APPRECIATION                         $1,989,542

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
COMMON STOCK - 96.20%
APPAREL & ACCESSORY STORES - 5.74%
    137,600  HOT TOPIC INCORPORATED+                            $  4,128,000
    109,100  NEIMAN-MARCUS GROUP
             INCORPORATED+                                         3,538,931
     79,910  TALBOTS INCORPORATED                                  5,294,037

                                                                  12,960,968
                                                                ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.46%
    167,110  DOLLAR THRIFTY AUTOMOTIVE
             GROUP INCORPORATED+                                   3,300,423
                                                                ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 6.24%
     82,850  MDC HOLDINGS INCORPORATED                             2,154,100
     52,520  NVR INCORPORATED+                                     4,254,120
    119,800  PULTE CORPORATION                                     3,953,400
    109,000  TOLL BROTHERS INCORPORATED+                           3,746,874

                                                                  14,108,494
                                                                ------------
CHEMICALS & ALLIED PRODUCTS - 3.17%
    162,600  ALBEMARLE CORPORATION                                 3,282,487
     63,400  ALPHARMA INCORPORATED                                 3,875,325

                                                                   7,157,812
                                                                ------------
COMMUNICATIONS - 0.84%
    162,320  LIGHTBRIDGE INCORPORATED+                             1,886,970
                                                                ------------
CONSTRUCTION-SPECIAL TRADE CONTRACTORS - 2.16%
    145,100  INSITUFORM TECHNOLOGIES -
             CLASS A+                                              4,878,988
                                                                ------------
DEPOSITORY INSTITUTIONS - 10.66%
    129,426  DOWNEY FINANCIAL CORPORATION                          5,112,327
    211,300  EAST WEST BANCORP INCORPORATED                        4,133,555
     75,200  GREATER BAY BANCORP                                   5,221,700
     76,680  SILICON VALLEY BANCSHARES+                            4,465,412
    157,664  SOUTHWEST BANCORP OF TEXAS
             INCORPORATED+                                         5,153,642

                                                                  24,086,636
                                                                ------------
EATING & DRINKING PLACES - 3.34%
    137,560  JACK IN THE BOX INCORPORATED+                         2,948,943
    225,750  RARE HOSPITALITY INTERNATIONAL
             INCORPORATED+                                         4,599,656

                                                                   7,548,599
                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES - 5.14%
    194,200  AGL RESOURCES INCORPORATED                            3,896,136
    160,900  ALLETE                                                3,559,913
     89,900  IDACORP INCORPORATED                                  4,157,875

                                                                  11,613,924
                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 10.26%
    106,200  C&D TECHNOLOGIES INCORPORATED                         6,026,850
    149,305  CABLE DESIGN TECHNOLOGIES+                            3,629,978

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (continued)
    107,600  LITTELFUSE INCORPORATED+                           $  3,194,375
     73,594  SALTON INCORPORATED+                                  2,378,006
    136,300  SILICON VALLEY GROUP+                                 3,586,394
     43,100  TECHNITROL INCORPORATED                               4,353,100

                                                                  23,168,703
                                                                ------------
FOOD & KINDRED PRODUCTS - 1.31%
     54,330  CONSTELLATION BRANDS
             INCORPORATED+                                         2,950,798
                                                                ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.90%
    317,000  PIER 1 IMPORTS INCORPORATED                           4,299,313
                                                                ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.52%
    222,700  AZTAR CORPORATION*+                                   3,424,013
                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.68%
    118,700  ANIXTER INTERNATIONAL
             INCORPORATED+                                         3,457,137
    108,670  ELECTROGLAS INCORPORATED+                             1,854,182
     99,400  IN FOCUS SYSTEMS INCORPORATED+                        5,268,200

                                                                  10,579,519
                                                                ------------
INSURANCE CARRIERS - 2.90%
    188,400  OXFORD HEALTH PLANS
             INCORPORATED+                                         5,790,356
     27,480  CORVEL CORPORATION+                                     764,288

                                                                   6,554,644
                                                                ------------
LEATHER & LEATHER PRODUCTS - 1.93%
    257,340  GENESCO INCORPORATED+                                 4,358,696
                                                                ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 3.97%
     99,700  ESTERLINE TECHNOLOGIES
             CORPORATION+                                          1,962,844
     59,520  ORBOTECH LIMITED+                                     3,255,000
     87,230  POLYMEDICA CORPORATION+                               3,739,986

                                                                   8,957,830
                                                                ------------
MISCELLANEOUS RETAIL - 4.97%
    105,230  MICHAELS STORES INCORPORATED+                         4,209,200
    118,500  RENT-A-CENTER INCORPORATED+                           4,110,469
     89,400  ZALE CORPORATION+                                     2,899,913

                                                                  11,219,582
                                                                ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.04%
    148,204  AMERICAN FREIGHTWAYS
             CORPORATION+                                          2,352,739
                                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 7.42%
    186,600  AMERICREDIT CORPORATION+                              5,376,413
    111,000  COMPUCREDIT CORPORATION+                              6,226,406
    130,700  METRIS COMPANIES INCORPORATED                         5,162,650

                                                                  16,765,469
                                                                ------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL CAP VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
OIL & GAS EXTRACTION - 5.37%
    176,400  PATINA OIL & GAS CORPORATION                       $  3,528,000
     63,500  STONE ENERGY CORPORATION+                             3,492,500
    224,760  VINTAGE PETROLEUM INCORPORATED                        5,113,290

                                                                  12,133,790
                                                                ------------
PAPER & ALLIED PRODUCTS - 0.07%
     11,800  POPE & TALBOT INCORPORATED                              168,888
                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.17%
     90,508  SOUTHWEST SECURITIES GROUP
             INCORPORATED                                          2,647,359
                                                                ------------
WATER TRANSPORTATION - 2.13%
    102,400  TEEKAY SHIPPING CORPORATION+                          4,806,400
                                                                ------------
WHOLESALE TRADE-DURABLE GOODS - 2.41%
    105,000  INSIGHT ENTERPRISES
             INCORPORATED+                                         2,861,250
    281,112  TOPPS COMPANY INCORPORATED+                           2,582,717

                                                                   5,443,967
                                                                ------------
WHOLESALE TRADE-NONDURABLE GOODS - 4.40%
     94,100  KENNETH COLE PRODUCTIONS
             INCORPORATED+                                         3,322,906
    136,510  MEN'S WEARHOUSE INCORPORATED+                         3,864,939
    102,043  UNITED STATIONERS
             INCORPORATED+                                         2,742,406

                                                                   9,930,251
                                                                ------------

                                                                 217,304,775
TOTAL COMMON STOCK (COST $168,392,142)
                                                                ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 5.07%
REPURCHASE AGREEMENTS - 5.07%
$11,453,934  BANC OF AMERICA NT & SA - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.65%       10/2/00       11,453,934
                                                                           ------------

                                                                             11,453,934
TOTAL SHORT-TERM INSTRUMENTS (COST
$11,453,934)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $179,846,076)*                       101.27% $228,758,709
OTHER ASSETS AND LIABILITIES, NET           (1.27)   (2,875,705)
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $225,883,004
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $54,406,551
GROSS UNREALIZED DEPRECIATION                       (5,493,918)
                                                    ----------
NET UNREALIZED APPRECIATION                         $48,912,633

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
COMMON STOCK - 95.55%
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.41%
    234,500  COPART INCORPORATED+                               $  3,253,688
                                                                ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.22%
     88,400  DOLLAR THRIFTY AUTOMOTIVE
             GROUP INCORPORATED+                                   1,745,900
                                                                ------------
BUSINESS SERVICES - 12.33%
    281,500  AVANT! CORPORATION+                                   5,137,374
    205,300  AWARE INCORPORATED+                                   7,904,050
     87,400  BARRA INCORPORATED+                                   5,424,262
    149,200  CLARENT CORPORATION+                                  5,874,750
    164,500  COGNEX CORPORATION+                                   6,487,468
    277,500  CONCORD EFS INCORPORATED+                             9,855,585
    316,300  DENDRITE INTERNATIONAL
             INCORPORATED+                                         8,480,793
    339,800  ELECTRONICS FOR IMAGING
             INCORPORATED+                                         8,579,950
     93,000  HYPERION SOLUTIONS
             CORPORATION+                                          2,406,375
     73,600  IMRGLOBAL CORPORATION+                                  855,600
    288,700  MENTOR GRAPHICS CORPORATION+                          6,802,494
    248,300  NET PERCEPTIONS INCORPORATED+                         1,171,666
    548,900  NETWORK ASSOCIATES
             INCORPORATED+                                        12,418,863
    221,800  PEREGRINE SYSTEMS
             INCORPORATED+                                         4,200,338
    100,700  RAZORFISH INCORPORATED+                               1,040,042
    237,500  SAGENT TECHNOLOGY
             INCORPORATED+                                         1,796,094
    286,000  SENSORMATIC ELECTRONICS
             CORPORATION+                                          4,290,000
     67,500  WATCHGUARD TECHNOLOGIES
             INCORPORATED+                                         4,050,000

                                                                  96,775,704
                                                                ------------
CHEMICALS & ALLIED PRODUCTS - 9.94%
     37,600  ALKERMES INCORPORATED+                                1,452,300
     98,800  BARR LABORATORIES
             INCORPORATED+                                         6,551,674
    144,700  BIOVAIL CORPORATION+                                 11,784,006
     88,700  COR THERAPEUTICS INCORPORATED+                        5,527,119
    191,400  CUBIST PHARMACEUTICALS
             INCORPORATED+                                         9,964,763
    210,600  GENZYME CORPORATION+                                 14,360,288
    189,200  GUILFORD PHARMACEUTICALS
             INCORPORATED+                                         4,363,425
    225,100  INSMED INCORPORATED+                                  2,968,506
    110,100  INTERMUNE PHARMACEUTICALS
             INCORPORATED+                                         5,972,925
    263,300  KING PHARMACEUTICALS
             INCORPORATED+                                         8,804,094
    139,100  NEUROCRINE BIOSCIENCES
             INCORPORATED+                                         6,259,500

                                                                  78,008,600
                                                                ------------
COMMUNICATIONS - 3.03%
    189,400  ADTRAN INCORPORATED+                                  8,058,377
    350,000  BRIGHTPOINT INCORPORATED+                             1,760,938
    361,500  ITC DELTACOM INCORPORATED+                            4,157,250
    296,700  SPECTRASITE HOLDINGS
             INCORPORATED+                                         5,507,494
    224,400  TELECOMMUNICATION SYSTEMS
             INCORPORATED+                                         4,291,650

                                                                  23,775,709
                                                                ------------

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
DEPOSITORY INSTITUTIONS - 5.50%
    262,200  AMERICAN FINANCIAL HOLDINGS
             INCORPORATED                                       $  4,621,274
    298,300  ASTORIA FINANCIAL CORPORATION                        11,521,838
    577,900  HIBERNIA CORPORATION                                  7,079,275
    461,300  ROSLYN BANCORP INCORPORATED                          10,321,588
    255,800  TCF FINANCIAL CORPORATION                             9,624,475

                                                                  43,168,450
                                                                ------------
EATING & DRINKING PLACES - 1.98%
    304,600  JACK IN THE BOX INCORPORATED+                         6,529,863
    537,100  RUBY TUESDAY INCORPORATED                             6,042,375
     94,900  SONIC CORPORATION+                                    2,989,350

                                                                  15,561,588
                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.68%
    169,500  SOUTHERN ENERGY INCORPORATED+                         5,318,063
                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 12.37%
    107,100  ACTEL CORPORATION+                                    3,848,905
    300,400  ADAPTEC INCORPORATED+                                 6,008,000
    151,500  ADVANCED FIBRE COMMUNICATIONS
             INCORPORATED+                                         5,738,062
    100,300  ALPHA INDUSTRIES INCORPORATED+                        3,416,468
    255,500  DALLAS SEMICONDUCTOR
             CORPORATION                                           8,399,562
    104,000  DITECH COMMUNICATIONS
             CORPORATION+                                          4,264,000
    218,100  DMC STRATEX NETWORKS
             INCORPORATED+                                         3,503,230
    203,500  EFFICIENT NETWORKS
             INCORPORATED+                                         7,593,094
    278,100  FAIRCHILD SEMICONDUCTOR
             CORPORATION+                                          7,821,563
    307,200  GENERAL SEMICONDUCTOR
             INCORPORATED+                                         3,744,000
    107,200  INTEGRATED SILICON SOLUTION
             INCORPORATED+                                         1,520,900
    121,400  MATTSON TECHNOLOGY
             INCORPORATED+                                         1,805,825
    302,100  ON SEMICONDUCTOR CORPORATION+                         3,285,338
    131,600  OPTIMAL ROBOTICS CORPORATION+                         5,296,900
    263,000  PHOTRONICS INCORPORATED+                              5,736,688
    178,500  PLX TECHNOLOGY INCORPORATED+                          4,797,188
    105,800  POWER INTEGRATIONS
             INCORPORATED+                                         1,474,588
    150,000  SAWTEK INCORPORATED+                                  5,777,344
    147,800  TEKELEC+                                              4,858,925
    279,400  THREE-FIVE SYSTEMS
             INCORPORATED+                                         8,172,450

                                                                  97,063,030
                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES - 2.79%
    136,800  CEPHALON INCORPORATED+                                6,634,800
    120,300  SEQUENOM INCORPORATED+                                5,067,638
    340,600  UNITEDGLOBALCOM INCORPORATED+                        10,218,000

                                                                  21,920,438
                                                                ------------
FOOD STORES - 1.73%
    252,900  WHOLE FOODS MARKET
             INCORPORATED+                                        13,577,569
                                                                ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
GENERAL MERCHANDISE STORES - 2.92%
    911,800  CONSOLIDATED STORES
             CORPORATION+                                       $ 12,309,300
    553,000  FAMILY DOLLAR STORES
             INCORPORATED                                         10,645,250

                                                                  22,954,550
                                                                ------------
HEALTH SERVICES - 5.53%
  1,138,200  CAREMARK RX INCORPORATED+                            12,804,750
    583,500  HEALTH MANAGEMENT ASSOCIATES
             INCORPORATED+                                        12,144,093
    280,500  LINCARE HOLDINGS INCORPORATED+                        8,046,844
    302,600  MANOR CARE INCORPORATED+                              4,747,038
    123,000  ORTHODONTIC CENTERS OF AMERICA
             INCORPORATED+                                         4,097,438
     82,400  RENAL CARE GROUP INCORPORATED+                        1,534,700

                                                                  43,374,863
                                                                ------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.23%
     70,000  LINENS 'N THINGS INCORPORATED+                        1,785,000
                                                                ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 0.55%
    226,100  ORIENT-EXPRESS HOTEL LIMITED+                         4,352,425
                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.81%
    174,100  AVOCENT CORPORATION+                                  9,597,263
    139,700  GASONICS INTERNATIONAL
             CORPORATION+                                          1,711,325
    272,600  GSI LUMONICS INCORPORATED+                            4,497,900
    147,800  INFOCUS CORPORATION+                                  7,833,400
    139,500  VARIAN MEDICAL SYSTEMS
             INCORPORATED+                                         6,303,656

                                                                  29,943,544
                                                                ------------
INSURANCE CARRIERS - 4.09%
    154,800  EVEREST RE GROUP LIMITED+                             7,662,600
    501,100  FIDELITY NATIONAL FINANCIAL
             INCORPORATED                                         12,402,225
    501,600  OLD REPUBLIC INTERNATIONAL
             CORPORATION                                          12,069,750

                                                                  32,134,575
                                                                ------------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.67%
    570,000  LOUISIANA-PACIFIC CORPORATION                         5,236,875
                                                                ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 3.27%
    164,200  COOPER COMPANIES INCORPORATED                         5,808,575
     94,400  CYMER INCORPORATED+                                   2,896,900
    115,600  HAEMONETICS CORPORATION+                              2,947,800
    134,600  LTX CORPORATION+                                      2,548,988
    120,300  ORBOTECH LIMITED+                                     6,578,906
    408,100  STERIS CORPORATION+                                   4,897,200

                                                                  25,678,369
                                                                ------------
MISCELLANEOUS RETAIL - 2.98%
    638,600  BORDERS GROUP INCORPORATED+                           8,900,488
    161,400  MICHAELS STORES INCORPORATED+                         6,456,000

CORE PORTFOLIOS                   PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
MISCELLANEOUS RETAIL (continued)
    188,500  TECH DATA CORPORATION+                             $  8,058,375

                                                                  23,414,863
                                                                ------------
NONDEPOSITORY CREDIT INSTITUTIONS - 0.97%
    264,100  AMERICREDIT CORPORATION+                              7,609,381
                                                                ------------
OIL & GAS EXTRACTION - 8.38%
    206,500  COFLEXIP-SPONSORED ADR                               12,854,624
    105,700  DEVON ENERGY CORPORATION                              6,357,855
    410,000  PIONEER NATURAL RESOURCES
             COMPANY+                                              5,816,875
    266,900  PRECISION DRILLING
             CORPORATION+                                          9,508,313
    207,300  SANTA FE INTERNATIONAL
             CORPORATION+                                          9,341,456
    171,300  SPINNAKER EXPLORATION COMPANY+                        5,974,088
    152,300  TIDEWATER INCORPORATED                                6,929,650
    394,900  VINTAGE PETROLEUM INCORPORATED                        8,983,975

                                                                  65,766,836
                                                                ------------
PAPER & ALLIED PRODUCTS - 0.65%
    462,600  PACKAGING CORPORATION OF
             AMERICA+                                              5,117,513
                                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.43%
    292,000  PENNZOIL-QUAKER STATE COMPANY                         3,066,000
    232,100  VALERO ENERGY CORPORATION                             8,167,019

                                                                  11,233,019
                                                                ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.15%
    229,300  HOUGHTON MIFFLIN COMPANY                              9,000,025
                                                                ------------
REAL ESTATE - 0.53%
    176,400  NEWHALL LAND & FARMING COMPANY                        4,148,928
                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.43%
    447,700  AMERITRADE HOLDING
             CORPORATION+                                          7,946,675
     35,100  DAIN RAUSCHER CORPORATION                             3,264,300

                                                                  11,210,975
                                                                ------------
TRANSPORTATION BY AIR - 2.26%
    206,000  ATLANTIC COAST AIRLINES
             HOLDINGS+                                             6,630,625
    178,100  MIDWEST EXPRESS HOLDINGS
             INCORPORATED+                                         3,584,263
    147,100  SKYWEST INCORPORATED                                  7,538,875

                                                                  17,753,763
                                                                ------------
TRANSPORTATION EQUIPMENT - 1.16%
    539,700  FRIEDE GOLDMAN HALTER
             INCORPORATED+                                         3,811,631
    136,300  OSHKOSH TRUCK CORPORATION                             5,281,625

                                                                   9,093,256
                                                                ------------
WHOLESALE TRADE-DURABLE GOODS - 1.71%
    244,900  ARROW ELECTRONICS
             INCORPORATED+                                         8,341,906

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                   CORE PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                         VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
    370,900  INGRAM MICRO INCORPORATED+                         $  5,099,875

                                                                  13,441,781
                                                                ------------
WHOLESALE TRADE-NONDURABLE GOODS - 0.85%
    141,700  AMERISOURCE HEALTH
             CORPORATION+                                          6,659,900
                                                                ------------

                                                                 750,079,180
TOTAL COMMON STOCK (COST $644,702,933)
                                                                ------------

PRINCIPAL                                    INTEREST RATE  MATURITY DATE
SHORT-TERM INSTRUMENTS - 3.78%
REPURCHASE AGREEMENTS - 3.78%
$29,676,344  BANC OF AMERICA NT & SA
             REPURCHASE AGREEMENT - 102%
             COLLATERALIZED BY U.S.
             GOVERNMENT SECURITIES                 6.65%      10/02/00       29,676,344
                                                                           ------------

                                                                             29,676,344
TOTAL SHORT-TERM INSTRUMENTS (COST
$29,676,344)
                                                                           ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $674,379,277)*                        99.33% $779,755,524
OTHER ASSETS AND LIABILITIES, NET            0.67     5,244,936
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $785,000,460
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $682,921,451 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $144,474,584
GROSS UNREALIZED DEPRECIATION                       (47,640,511)
                                                    -----------
NET UNREALIZED APPRECIATION                         $96,834,073

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIO                    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
COMMON STOCK - 97.54%
AMUSEMENT & RECREATION SERVICES - 3.64%
    37,220  ANCHOR GAMING+                                     $  2,961,316
   136,619  ARGOSY GAMING COMPANY+                                2,476,218
    55,500  WMS INDUSTRIES INCORPORATED+                          1,248,750

                                                                  6,686,284
                                                               ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -
2.72%
    93,139  GUESS INCORPORATED+                                   1,047,814
   209,262  PHILLIPS-VAN HEUSEN
            CORPORATION                                           2,158,014
   105,998  TROPICAL SPORTSWEAR
            INTERNATIONAL CORPORATION+                            1,801,966

                                                                  5,007,794
                                                               ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.88%
   175,056  DOLLAR THRIFTY AUTOMOTIVE
            GROUP INCORPORATED+                                   3,457,356
                                                               ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 4.20%
   134,266  D.R. HORTON INCORPORATED                              2,307,700
    95,200  LENNAR CORPORATION                                    2,826,250
   144,400  STANDARD PACIFIC CORPORATION                          2,599,200

                                                                  7,733,150
                                                               ------------
BUSINESS SERVICES - 2.48%
    40,300  AUTODESK INCORPORATED                                 1,022,613
    97,030  NCO GROUP INCORPORATED+                               1,152,231
   176,324  OGDEN CORPORATION                                     2,391,394

                                                                  4,566,238
                                                               ------------
CHEMICALS & ALLIED PRODUCTS - 4.30%
   126,200  AGRIUM INCORPORATED                                   1,293,550
   171,400  CROMPTON CORPORATION                                  1,349,775
    90,000  CYTEC INDUSTRIES INCORPORATED+                        3,009,375
    29,839  H B FULLER COMPANY                                      857,871
   329,670  USEC INCORPORATED                                     1,401,098

                                                                  7,911,669
                                                               ------------
COMMUNICATIONS - 0.47%
   172,500  BRIGHTPOINT INCORPORATED+                               867,891
                                                               ------------
DEPOSITORY INSTITUTIONS - 10.41%
    72,800  ASTORIA FINANCIAL CORPORATION                         2,811,900
    49,048  BANKNORTH GROUP INCORPORATED                            876,733
    51,594  CENTURA BANKS INCORPORATED                            1,976,695
    25,320  CITIZENS BANKING CORPORATION                            582,360
   100,675  COMMERCIAL FEDERAL CORPORATION                        1,925,409
    53,449  FIRST REPUBLIC BANK+                                  1,610,151
   122,839  FIRSTFED FINANCIAL
            CORPORATION+                                          2,825,298
   116,100  INDEPENDENCE COMMUNITY BANK
            CORPORATION                                           1,625,400
    59,068  PACIFIC NORTHWEST BANCORP                               764,192
    80,000  PFF BANCORP INCORPORATED                              1,740,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                    CORE PORTFOLIO
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
DEPOSITORY INSTITUTIONS (continued)
    89,275  WEBSTER FINANCIAL CORPORATION                      $  2,404,846

                                                                 19,142,984
                                                               ------------
ELECTRIC, GAS & SANITARY SERVICES - 8.28%
   116,920  CENTRAL VERMONT PUBLIC SERVICE                        1,191,123
   240,071  EL PASO ELECTRIC COMPANY+                             3,305,777
    68,909  ENERGEN CORPORATION                                   2,050,043
    83,075  OGE ENERGY CORPORATION                                1,770,536
   100,460  UGI CORPORATION                                       2,436,155
    37,661  UIL HOLDINGS CORPORATION                              1,937,188
    77,425  WPS RESOURCES CORPORATION                             2,535,668

                                                                 15,226,490
                                                               ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 5.99%
    31,793  ACTEL CORPORATION+                                    1,142,561
    41,500  ANTEC CORPORATION+                                    1,224,250
    29,754  CTS CORPORATION                                       1,506,296
    17,613  DUPONT PHOTOMASKS
            INCORPORATED+                                         1,034,764
    85,800  HARMAN INTERNATIONAL
            INDUSTRIES INCORPORATED                               3,354,780
    43,400  IMATION CORPORATION+                                    808,325
    34,992  PARK ELECTROCHEMICAL
            CORPORATION                                           1,946,430

                                                                 11,017,406
                                                               ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT -
1.83%
   290,469  GRIFFON CORPORATION+                                  2,196,672
   125,650  TOWER AUTOMOTIVE INCORPORATED+                        1,177,969

                                                                  3,374,641
                                                               ------------
FOOD & KINDRED PRODUCTS - 1.70%
    69,209  CORN PRODUCTS INTERNATIONAL
            INCORPORATED                                          1,574,505
   169,364  TOPPS COMPANY INCORPORATED+                           1,556,032

                                                                  3,130,537
                                                               ------------
FOOD STORES - 1.04%
   137,773  RUDDICK CORPORATION                                   1,911,600
                                                               ------------
FURNITURE & FIXTURES - 0.48%
    52,900  FURNITURE BRANDS INTERNATIONAL
            INCORPORATED+                                           879,463
                                                               ------------
GENERAL MERCHANDISE STORES - 1.21%
    79,770  AMES DEPARTMENT STORES
            INCORPORATED+                                           461,170
   130,740  CONSOLIDATED STORES
            CORPORATION+                                          1,764,990

                                                                  2,226,160
                                                               ------------
HEALTH SERVICES - 1.86%
   575,300  BEVERLY ENTERPRISES
            INCORPORATED+                                         3,415,844
                                                               ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES - 1.20%
   142,697  ISLE OF CAPRI CASINOS
            INCORPORATED+                                         2,211,804
                                                               ------------

CORE PORTFOLIO                    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.21%
    62,700  CINCINNATI MILACRON
            INCORPORATED                                       $    834,694
    58,100  KULICKE & SOFFA INDUSTRIES
            INCORPORATED+                                           773,456
    62,206  NORTEK INCORPORATED+                                  1,088,605
   105,340  TEREX CORPORATION+                                    1,376,004

                                                                  4,072,759
                                                               ------------
INSURANCE AGENTS, BROKERS & SERVICE - 1.10%
    97,800  E.W. BLANCH HOLDINGS
            INCORPORATED                                          2,029,350
                                                               ------------
INSURANCE CARRIERS - 9.50%
    59,500  FARM FAMILY HOLDINGS
            INCORPORATED+                                         1,881,688
   122,116  FOUNDATION HEALTH SYSTEMS
            INCORPORATED+                                         2,030,179
   112,178  HARLEYSVILLE GROUP
            INCORPORATED                                          2,133,134
   127,400  HCC INSURANCE HOLDINGS
            INCORPORATED                                          2,587,812
    62,400  MID ATLANTIC MEDICAL SERVICES
            INCORPORATED+                                           943,800
    73,320  MONY GROUP INCORPORATED                               2,923,635
   121,200  OLD REPUBLIC INTERNATIONAL
            CORPORATION                                           2,916,375
    59,400  W.R. BERKLEY CORPORATION                              2,053,013

                                                                 17,469,636
                                                               ------------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 2.03%
    74,585  COOPER COMPANIES INCORPORATED                         2,638,443
    55,305  ESTERLINE TECHNOLOGIES
            CORPORATION+                                          1,088,817

                                                                  3,727,260
                                                               ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.01%
    68,200  HEXCEL CORPORATION+                                     912,175
   134,100  ZOMAX INCORPORATED+                                     938,700

                                                                  1,850,875
                                                               ------------
MISCELLANEOUS RETAIL - 0.34%
   177,840  OFFICEMAX INCORPORATED+                                 633,555
                                                               ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.47%
    93,426  COVENANT TRANSPORTATION
            INCORPORATED+                                           870,030
                                                               ------------
OIL & GAS EXTRACTION - 3.70%
   362,100  CHESAPEAKE ENERGY CORPORATION+                        2,602,594
    99,000  CROSS TIMBERS OIL COMPANY                             1,899,563
    31,776  PRIDE INTERNATIONAL
            INCORPORATED+                                           842,064
    31,250  SEACOR SMIT INCORPORATED+                             1,457,031

                                                                  6,801,252
                                                               ------------
PAPER & ALLIED PRODUCTS - 0.47%
    84,324  FIBERMARK INCORPORATED+                                 859,051
                                                               ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.97%
   179,950  TESORO PETROLEUM CORPORATION+                         1,788,253
                                                               ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000                    CORE PORTFOLIO
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                         VALUE
PRIMARY METAL INDUSTRIES - 3.12%
   152,125  AK STEEL HOLDING CORPORATION                       $  1,426,172
    96,350  MUELLER INDUSTRIES
            INCORPORATED+                                         2,161,853
    67,500  TEXAS INDUSTRIES INCORPORATED                         2,151,563

                                                                  5,739,588
                                                               ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.58%
   238,240  MAIL-WELL INCORPORATED+                               1,057,190
                                                               ------------
REAL ESTATE INVESTMENT TRUST - 8.36%
    79,527  BRANDYWINE REALTY TRUST+                              1,610,422
   103,500  DEVELOPERS DIVERSIFIED REALTY
            CORPORATION                                           1,332,563
    53,840  FIRST INDUSTRIAL REALTY TRUST
            INCORPORATED                                          1,655,580
    63,600  FRANCHISE FINANCE CORPORATION
            OF AMERICA                                            1,431,000
   109,050  GLENBOROUGH REALTY TRUST
            INCORPORATED                                          1,962,900
    99,710  HEALTHCARE REALTY TRUST
            INCORPORATED                                          2,106,373
    62,910  HIGHWOODS PROPERTIES
            INCORPORATED                                          1,486,249
    85,020  PRENTISS PROPERTIES TRUST                             2,221,147
    51,624  STORAGE USA INCORPORATED                              1,574,532

                                                                 15,380,766
                                                               ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.31%
    33,800  SOUTHDOWN INCORPORATED                                2,408,250
                                                               ------------
TRANSPORTATION BY AIR - 1.12%
   105,600  FRONTIER AIRLINES
            INCORPORATED+                                         2,052,600
                                                               ------------
TRANSPORTATION EQUIPMENT - 1.30%
    54,961  NEWPORT NEWS SHIPBUILDING
            INCORPORATED                                          2,383,933
                                                               ------------
WATER TRANSPORTATION - 1.04%
    81,722  SEA CONTAINERS LIMITED                                1,905,144
                                                               ------------
WHOLESALE TRADE-DURABLE GOODS - 2.03%
    42,940  BORG WARNER INCORPORATED                              1,422,388
   143,787  OMNICARE INCORPORATED                                 2,318,565

                                                                  3,740,953
                                                               ------------
WHOLESALE TRADE-NONDURABLE GOODS - 3.19%
   121,934  HENRY SCHEIN INCORPORATED+                            2,431,059
    46,891  PERFORMANCE FOOD GROUP
            COMPANY+                                              1,764,274
   111,489  SUPERVALU INCORPORATED                                1,679,303

                                                                  5,874,636
                                                               ------------

                                                                179,412,392
TOTAL COMMON STOCK (COST $165,587,927)
                                                               ------------

CORE PORTFOLIO                    PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL   SECURITY NAME                   INTEREST RATE  MATURITY DATE     VALUE
SHORT-TERM INSTRUMENTS - 2.03%
REPURCHASE AGREEMENTS - 2.03%
$3,741,708  BANC OF AMERICA NT & SA
            REPURCHASE AGREEMENT - 102%
            COLLATERALIZED BY U.S.
            GOVERNMENT SECURITIES                 6.65%      10/02/00     $  3,741,708
                                                                          ------------

                                                                             3,741,708
TOTAL SHORT-TERM INSTRUMENTS (COST
$3,741,708)
                                                                          ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $169,329,635)*                        99.57% $183,154,100
OTHER ASSETS AND LIABILITIES, NET            0.43       788,725
                                          -------  ------------
TOTAL NET ASSETS                           100.00% $183,942,825
                                          -------  ------------

  +  NON-INCOME EARNING SECURITIES.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS $170,338,935 AND NET UNREALIZED APPRECIATION CONSISTS OF:



GROSS UNREALIZED APPRECIATION                       $29,020,180
GROSS UNREALIZED DEPRECIATION                       (16,205,015)
                                                    -----------
NET UNREALIZED APPRECIATION                         $12,815,165

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

CORE PORTFOLIOS
                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000
--------------------------------------------------------------------------------

                                      DISCIPLINED             INCOME
                                           GROWTH             EQUITY              INDEX
---------------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    INVESTMENTS AT COST.......    $   158,577,425    $ 1,699,457,248    $ 1,160,090,015
    NET UNREALIZED
      APPRECIATION............         31,891,885        898,178,356        638,178,232
                                  ---------------    ---------------    ---------------
TOTAL INVESTMENT AT VALUE.....        190,469,310      2,597,635,604      1,798,268,247
                                  ---------------    ---------------    ---------------
  CASH........................                  0             59,932             17,348
  RECEIVABLE FOR FORWARD
    FOREIGN CURRENCY
    CONTRACTS.................                  0                  0                  0
  COLLATERAL FOR SECURITIES
    LOANED....................         39,530,827        156,745,679        262,076,969
  RECEIVABLE FOR INVESTMENTS
    SOLD......................          2,307,450          2,521,728             20,319
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............             55,286          5,399,547          1,470,351
  PREPAID EXPENSES AND OTHER
    ASSETS....................                563              3,327                  0
                                  ---------------    ---------------    ---------------
TOTAL ASSETS..................        232,363,436      2,762,365,817      2,061,853,234
                                  ---------------    ---------------    ---------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................                  0          2,937,250                  0
  PAYABLE FOR SECURITIES
    LOANED....................         39,530,827        156,745,679        262,076,969
  PAYABLE FOR DAILY VARIATION
    MARGIN ON FINANCIAL
    FUTURES CONTRACTS.........                  0                  0            319,900
  PAYABLE ON FORWARD FOREIGN
    CURRENCY CONTRACTS........                  0                  0                  0
  PAYABLE TO INVESTMENT
    ADVISER AND AFFILIATES....            113,084          1,464,222            187,246
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............             30,231             11,589             24,799
                                  ---------------    ---------------    ---------------
TOTAL LIABILITIES.............         39,674,142        161,158,740        262,608,914
                                  ---------------    ---------------    ---------------
TOTAL NET ASSETS..............    $   192,689,294    $ 2,601,207,077    $ 1,799,244,320
                                  ---------------    ---------------    ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2000
                                                                 CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                                       INTERNATIONAL      LARGE COMPANY          SMALL CAP          SMALL CAP
                                    INTERNATIONAL             EQUITY             GROWTH              INDEX              VALUE
-----------------------------------------------------------------------------------------------------------------------------

ASSETS
  INVESTMENTS:
    INVESTMENTS AT COST.......    $   651,991,324    $   307,876,683    $ 1,868,662,154    $   176,839,475    $   179,846,076
    NET UNREALIZED
      APPRECIATION............         29,202,584          8,533,731      1,367,405,249          4,580,708         48,912,633
                                  ---------------    ---------------    ---------------    ---------------    ---------------
TOTAL INVESTMENT AT VALUE.....        681,193,908        316,410,414      3,236,067,403        181,420,183        228,758,709
                                  ---------------    ---------------    ---------------    ---------------    ---------------
  CASH........................                  0                  0             22,410                  0                  0
  RECEIVABLE FOR FORWARD
    FOREIGN CURRENCY
    CONTRACTS.................          1,180,743                  0                  0                  0                  0
  COLLATERAL FOR SECURITIES
    LOANED....................         36,946,133         22,056,352        340,317,558         25,160,003         37,046,916
  RECEIVABLE FOR INVESTMENTS
    SOLD......................         22,554,257                  0                  0          2,248,808          3,083,616
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............          2,479,434            464,821            891,871            384,325             63,102
  PREPAID EXPENSES AND OTHER
    ASSETS....................             10,110                  0             10,979                  0                  0
                                  ---------------    ---------------    ---------------    ---------------    ---------------
TOTAL ASSETS..................        744,364,585        338,931,587      3,577,310,221        209,213,319        268,952,343
                                  ---------------    ---------------    ---------------    ---------------    ---------------

LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................          9,004,257                  0                  0          1,059,359          5,841,460
  PAYABLE FOR SECURITIES
    LOANED....................         36,946,133         22,056,352        340,317,558         25,160,003         37,046,916
  PAYABLE FOR DAILY VARIATION
    MARGIN ON FINANCIAL
    FUTURES CONTRACTS.........                  0                  0                  0             57,350                  0
  PAYABLE ON FORWARD FOREIGN
    CURRENCY CONTRACTS........            267,227                  0                  0                  0                  0
  PAYABLE TO INVESTMENT
    ADVISER AND AFFILIATES....          1,326,580            312,980          2,166,511             42,614            108,233
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............            405,719            326,469             43,086             18,405             72,730
                                  ---------------    ---------------    ---------------    ---------------    ---------------
TOTAL LIABILITIES.............         47,949,916         22,695,801        342,527,155         26,337,731         43,069,339
                                  ---------------    ---------------    ---------------    ---------------    ---------------
TOTAL NET ASSETS..............    $   696,414,669    $   316,235,786    $ 3,234,783,066    $   182,875,588    $   225,883,004
                                  ---------------    ---------------    ---------------    ---------------    ---------------

                                  SMALL COMPANY      SMALL COMPANY
                                         GROWTH              VALUE
------------------------------
ASSETS
  INVESTMENTS:
    INVESTMENTS AT COST.......  $   674,379,277    $   169,329,635
    NET UNREALIZED
      APPRECIATION............      105,376,247         13,824,465
                                ---------------    ---------------
TOTAL INVESTMENT AT VALUE.....      779,755,524        183,154,100
                                ---------------    ---------------
  CASH........................                0                  0
  RECEIVABLE FOR FORWARD
    FOREIGN CURRENCY
    CONTRACTS.................                0                  0
  COLLATERAL FOR SECURITIES
    LOANED....................       76,780,034         18,046,194
  RECEIVABLE FOR INVESTMENTS
    SOLD......................       28,238,063          1,199,025
  RECEIVABLE FOR DIVIDENDS AND
    INTEREST AND OTHER
    RECEIVABLES...............           83,802            329,897
  PREPAID EXPENSES AND OTHER
    ASSETS....................                0              2,985
                                ---------------    ---------------
TOTAL ASSETS..................      884,857,423        202,732,201
                                ---------------    ---------------
LIABILITIES
  PAYABLE FOR INVESTMENTS
    PURCHASED.................       22,437,265            586,911
  PAYABLE FOR SECURITIES
    LOANED....................       76,780,034         18,046,194
  PAYABLE FOR DAILY VARIATION
    MARGIN ON FINANCIAL
    FUTURES CONTRACTS.........                0                  0
  PAYABLE ON FORWARD FOREIGN
    CURRENCY CONTRACTS........                0                  0
  PAYABLE TO INVESTMENT
    ADVISER AND AFFILIATES....          623,848            115,187
  ACCRUED EXPENSES AND OTHER
    LIABILITIES...............           15,816             41,084
                                ---------------    ---------------
TOTAL LIABILITIES.............       99,856,963         18,789,376
                                ---------------    ---------------
TOTAL NET ASSETS..............  $   785,000,460    $   183,942,825
                                ---------------    ---------------

CORE PORTFOLIOS     STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30,
2000
--------------------------------------------------------------------------------

                           DISCIPLINED        INCOME
                                GROWTH        EQUITY        INDEX  INTERNATIONAL
--------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $1,652,239   $ 51,081,343  $19,909,417   $ 8,573,042(1)
  INTEREST...............     178,614      2,195,377    2,243,756     1,856,419
  SECURITIES LENDING.....      83,590        280,118      444,628       173,637
                           ----------   ------------  -----------   -----------
TOTAL INVESTMENT
  INCOME.................   1,914,443     53,556,838   22,597,801    10,603,098
                           ----------   ------------  -----------   -----------

EXPENSES
  ADVISORY FEES..........   1,541,983     18,698,296    2,677,126     6,962,560
  ADMINISTRATION FEES....      10,471        129,287       84,206       125,938
  CUSTODY................      39,736        491,560      341,667     1,713,606
  ACCOUNTING.............      71,588        151,038      134,206        85,231
  LEGAL..................       6,392         10,446        4,760       268,412
  AUDIT..................      13,611         17,757       17,757        21,723
  DIRECTORS' FEES........       4,797          4,884        4,849         4,819
  OTHER..................      10,954         14,334       21,365       135,637
                           ----------   ------------  -----------   -----------
TOTAL EXPENSES...........   1,699,532     19,517,602    3,285,936     9,317,926
                           ----------   ------------  -----------   -----------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............    (192,907)    (2,380,350)    (896,975)            0
  NET EXPENSES...........   1,506,625     17,137,252    2,388,961     9,317,926
                           ----------   ------------  -----------   -----------
NET INVESTMENT INCOME
  (LOSS).................     407,818     36,419,586   20,208,840     1,285,172
                           ----------   ------------  -----------   -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM
  SECURITIES.............  36,048,944     79,715,569   77,457,330   188,266,567
  FOREIGN CURRENCY
    TRANSACTIONS.........           0              0            0       697,396
  FINANCIAL FUTURES
    TRANSACTIONS.........           0              0      235,160             0
                           ----------   ------------  -----------   -----------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......  36,048,944     79,715,569   77,692,490   188,963,963
                           ----------   ------------  -----------   -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  SECURITIES.............     751,040    (81,398,297) 112,986,029   (67,938,905)
  FOREIGN CURRENCY
    TRANSACTIONS.........           0          2,613            0     3,819,605
  FINANCIAL FUTURES
    TRANSACTIONS.........           0              0      832,800             0
                           ----------   ------------  -----------   -----------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............     751,040    (81,395,684) 113,818,829   (64,119,300)
                           ----------   ------------  -----------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........  36,799,984     (1,680,115) 191,511,319   124,844,663
                           ----------   ------------  -----------   -----------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $37,207,802  $ 34,739,471  $211,720,159  $126,129,835
                           ----------   ------------  -----------   -----------

(1) NET OF FOREIGN WITHHOLDING TAXES OF $1,370,339 FOR THE INTERNATIONAL PORTFOLIO AND $405,146 FOR THE INTERNATIONAL EQUITY PORTFOLIO
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2000
CORE PORTFOLIOS
--------------------------------------------------------------------------------

                           INTERNATIONAL  LARGE COMPANY    SMALL CAP    SMALL CAP  SMALL COMPANY  SMALL COMPANY
                                  EQUITY         GROWTH        INDEX        VALUE         GROWTH          VALUE
---------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS..............  $   2,752,094(1) $   8,625,273 $ 1,064,678 $   727,362  $   2,673,116  $   3,384,825
  INTEREST...............      1,063,538      4,134,743    1,220,093      590,532      2,347,322        350,068
  SECURITIES LENDING.....        113,528        438,526       74,201      163,982        167,848         39,914
                           -------------  -------------  -----------  -----------  -------------  -------------
TOTAL INVESTMENT
  INCOME.................      3,929,160     13,198,542    2,358,972    1,481,876      5,188,286      3,774,807
                           -------------  -------------  -----------  -----------  -------------  -------------

EXPENSES
  ADVISORY FEES..........      2,908,662     20,917,166      432,047    1,754,000      7,079,263      1,563,705
  ADMINISTRATION FEES....          7,871        109,678        7,979        8,920         34,493          7,942
  CUSTODY................        687,422        543,262       34,285       38,406        151,976         34,474
  ACCOUNTING.............        149,351        193,714       93,943       99,899         99,592         69,991
  LEGAL..................        240,204          3,116          160        9,879            352          7,022
  AUDIT..................         21,723         22,623       10,695       13,611         15,864         15,864
  DIRECTORS' FEES........          4,795          6,717        3,579        4,793          4,815          4,795
  OTHER..................          6,603          4,610          755       23,136          1,348         18,653
                           -------------  -------------  -----------  -----------  -------------  -------------
TOTAL EXPENSES...........      4,026,631     21,800,886      583,443    1,952,644      7,387,703      1,722,446
                           -------------  -------------  -----------  -----------  -------------  -------------
LESS:
  WAIVED FEES AND
    REIMBURSED
    EXPENSES.............       (271,975)       (56,176)     (10,079)    (628,309)       (25,669)      (324,359)
  NET EXPENSES...........      3,754,656     21,744,710      573,364    1,324,335      7,362,034      1,398,087
                           -------------  -------------  -----------  -----------  -------------  -------------
NET INVESTMENT INCOME
  (LOSS).................        174,504     (8,546,168)   1,785,608      157,541     (2,173,748)     2,376,720
                           -------------  -------------  -----------  -----------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS)
  FROM
  SECURITIES.............     45,959,892     78,004,123   12,839,884   17,965,269    182,508,596      5,290,965
  FOREIGN CURRENCY
    TRANSACTIONS.........        (93,802)             0            0            0              0              0
  FINANCIAL FUTURES
    TRANSACTIONS.........              0              0    3,116,279            0              0              0
                           -------------  -------------  -----------  -----------  -------------  -------------
NET REALIZED GAIN (LOSS)
  FROM INVESTMENTS.......     45,866,090     78,004,123   15,956,163   17,965,269    182,508,596      5,290,965
                           -------------  -------------  -----------  -----------  -------------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  SECURITIES.............     (9,977,107)   623,998,476   18,710,635   25,367,688     44,204,908     17,232,119
  FOREIGN CURRENCY
    TRANSACTIONS.........        (19,794)             0            0           33              0              0
  FINANCIAL FUTURES
    TRANSACTIONS.........              0              0     (183,651)           0              0              0
                           -------------  -------------  -----------  -----------  -------------  -------------
NET CHANGE IN UNREALIZED
  APPRECIATION
  (DEPRECIATION) OF
  INVESTMENTS............     (9,996,901)   623,998,476   18,526,984   25,367,721     44,204,908     17,232,119
                           -------------  -------------  -----------  -----------  -------------  -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS.........     35,869,189    702,002,599   34,483,147   43,332,990    226,713,504     22,523,084
                           -------------  -------------  -----------  -----------  -------------  -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........  $  36,043,693  $ 693,456,431  $36,268,755  $43,490,531  $ 224,539,756  $  24,899,804
                           -------------  -------------  -----------  -----------  -------------  -------------

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             DISCIPLINED GROWTH
                           -------------------------------------------------------
                                       FOR THE         FOR THE FOUR        FOR THE
                                    YEAR ENDED         MONTHS ENDED     YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
----------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $      201,399,232   $      188,984,663   $130,765,219
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............             407,818              (26,104)       245,235
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          36,048,944            4,099,644     (3,141,344)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........             751,040           (4,448,279)    24,845,328
                           ------------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          37,207,802             (374,739)    21,949,219
                           ------------------   ------------------   ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........          28,631,169           24,852,681     56,556,716
  WITHDRAWALS............         (74,548,909)         (12,063,373)   (20,286,491)
                           ------------------   ------------------   ------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............         (45,917,740)          12,789,308     36,270,225
                           ------------------   ------------------   ------------
                           ------------------   ------------------   ------------
NET INCREASE IN NET
  ASSETS.................          (8,709,938)          12,414,569     58,219,444
                           ------------------   ------------------   ------------
ENDING NET ASSETS........  $      192,689,294   $      201,399,232   $188,984,663
                           ------------------   ------------------   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                                INCOME EQUITY                                         INDEX
                           --------------------------------------------------------  ----------------------------------------
                                       FOR THE         FOR THE FOUR         FOR THE              FOR THE         FOR THE FOUR
                                    YEAR ENDED         MONTHS ENDED      YEAR ENDED           YEAR ENDED         MONTHS ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999    MAY 31, 1999   SEPTEMBER 30, 2000   SEPTEMBER 30, 1999
-----------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $    2,454,562,674   $    2,418,577,773   $1,955,802,133  $    1,583,558,662   $    1,830,641,407
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............          36,419,586           12,171,160       32,382,110          20,208,840            7,070,132
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          79,715,569           55,447,612       10,703,154          77,692,490           17,917,926
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (81,395,684)        (176,477,105)     273,274,958         113,818,829         (247,065,769)
                           ------------------   ------------------   --------------  ------------------   ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          34,739,471         (108,858,333)     316,360,222         211,720,159         (222,077,711)
                           ------------------   ------------------   --------------  ------------------   ------------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........         578,510,587          170,936,080      299,593,165         230,919,882          168,104,830
  WITHDRAWALS............        (466,605,655)         (26,092,846)    (153,177,747)       (226,954,383)        (193,109,864)
                           ------------------   ------------------   --------------  ------------------   ------------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............         111,904,932          144,843,234      146,415,418           3,965,499          (25,005,034)
                           ------------------   ------------------   --------------  ------------------   ------------------
                           ------------------   ------------------   --------------  ------------------   ------------------
NET INCREASE IN NET
  ASSETS.................         146,644,403           35,984,901      462,775,640         215,685,658         (247,082,745)
                           ------------------   ------------------   --------------  ------------------   ------------------
ENDING NET ASSETS........  $    2,601,207,077   $    2,454,562,674   $2,418,577,773  $    1,799,244,320   $    1,583,558,662
                           ------------------   ------------------   --------------  ------------------   ------------------

                               INDEX
                           --------------
                                  FOR THE
                               YEAR ENDED
                             MAY 31, 1999
-------------------------
BEGINNING NET ASSETS.....  $1,385,279,923
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............      21,141,735
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........      26,353,322
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........     247,309,848
                           --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........     294,804,905
                           --------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........     338,399,367
  WITHDRAWALS............    (187,842,788)
                           --------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............     150,556,579
                           --------------
                           --------------
NET INCREASE IN NET
  ASSETS.................     445,361,484
                           --------------
ENDING NET ASSETS........  $1,830,641,407
                           --------------

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                INTERNATIONAL
                           -------------------------------------------------------
                                       FOR THE         FOR THE FOUR        FOR THE
                                    YEAR ENDED         MONTHS ENDED     YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
----------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $      803,919,481   $      797,205,650   $ 951,185,586
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           1,285,172            4,888,405      11,315,753
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........         188,963,963           33,382,557      84,073,464
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (64,119,300)          (3,837,151)   (106,511,759)
                           ------------------   ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         126,129,835           34,433,811     (11,122,542)
                           ------------------   ------------------   -------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........         191,483,305           96,548,384     138,115,465
  WITHDRAWALS............        (425,117,952)        (124,268,364)   (280,972,859)
                           ------------------   ------------------   -------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............        (233,634,647)         (27,719,980)   (142,857,394)
                           ------------------   ------------------   -------------
                           ------------------   ------------------   -------------
NET INCREASE IN NET
  ASSETS.................        (107,504,812)           6,713,831    (153,979,936)
                           ------------------   ------------------   -------------
ENDING NET ASSETS........  $      696,414,669   $      803,919,481   $ 797,205,650
                           ------------------   ------------------   -------------

(1)  THIS PORTFOLIO COMMENCED OPERATIONS ON FEBRUARY 12, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
192

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                              INTERNATIONAL EQUITY                      LARGE COMPANY GROWTH
                           -----------------------------------------------------------  -------------------
                                       FOR THE         FOR THE FOUR            FOR THE              FOR THE
                                    YEAR ENDED         MONTHS ENDED         YEAR ENDED           YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999 (1)   SEPTEMBER 30, 2000
-----------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $      150,544,960   $      154,552,130    $             0   $    2,038,377,260
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............             174,504              109,415            857,495           (8,546,168)
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          45,866,090            2,627,525           (119,809)          78,004,123
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........          (9,996,901)          13,315,722          5,196,073          623,998,476
                           ------------------   ------------------    ---------------   ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          36,043,693           16,052,662          5,933,759          693,456,431
                           ------------------   ------------------    ---------------   ------------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........         227,285,108           19,384,770        154,175,553          923,765,637
  WITHDRAWALS............         (97,637,975)         (39,444,602)        (5,557,182)        (420,816,262)
                           ------------------   ------------------    ---------------   ------------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............         129,647,133          (20,059,832)       148,618,371          502,949,375
                           ------------------   ------------------    ---------------   ------------------
                           ------------------   ------------------    ---------------   ------------------
NET INCREASE IN NET
  ASSETS.................         165,690,826           (4,007,170)       154,552,130        1,196,405,806
                           ------------------   ------------------    ---------------   ------------------
ENDING NET ASSETS........  $      316,235,786   $      150,544,960    $   154,552,130   $    3,234,783,066
                           ------------------   ------------------    ---------------   ------------------

                                LARGE COMPANY GROWTH
                           -----------------------------------
                                  FOR THE FOUR         FOR THE
                                  MONTHS ENDED      YEAR ENDED
                            SEPTEMBER 30, 1999    MAY 31, 1999
-------------------------
BEGINNING NET ASSETS.....  $    1,847,453,831   $1,081,998,121
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............            (504,243)      (2,686,598)
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          37,071,984      181,443,136
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (53,035,427)     267,110,572
                           ------------------   --------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........         (16,467,686)     445,867,110
                           ------------------   --------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........         431,740,313      761,913,767
  WITHDRAWALS............        (224,349,198)    (442,325,167)
                           ------------------   --------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............         207,391,115      319,588,600
                           ------------------   --------------
                           ------------------   --------------
NET INCREASE IN NET
  ASSETS.................         190,923,429      765,455,710
                           ------------------   --------------
ENDING NET ASSETS........  $    2,038,377,260   $1,847,453,831
                           ------------------   --------------

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               SMALL CAP INDEX
                           -------------------------------------------------------
                                       FOR THE         FOR THE FOUR        FOR THE
                                    YEAR ENDED         MONTHS ENDED     YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
----------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $      154,386,892   $      136,746,124   $122,492,445
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           1,785,608              245,646        926,729
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          15,956,163           (1,007,763)     2,468,434
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........          18,526,984            1,965,868     (9,600,626)
                           ------------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          36,268,755            1,203,751     (6,205,463)
                           ------------------   ------------------   ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........          38,490,955           45,525,219     38,398,557
  WITHDRAWALS............         (46,271,014)         (29,088,202)   (17,939,415)
                           ------------------   ------------------   ------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............          (7,780,059)          16,437,017     20,459,142
                           ------------------   ------------------   ------------
                           ------------------   ------------------   ------------
NET INCREASE IN NET
  ASSETS.................          28,488,696           17,640,768     14,253,679
                           ------------------   ------------------   ------------
ENDING NET ASSETS........  $      182,875,588   $      154,386,892   $136,746,124
                           ------------------   ------------------   ------------

THE
ACCOMPANYING
NOTES ARE AN
INTEGRAL
PART OF
THESE
FINANCIAL
STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS                              CORE PORTFOLIOS
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $      173,026,520   $      125,768,110   $104,269,849   $      667,576,772
                                               SMALL CAP VALUE                      SMALL COMPANY GROWTH
                           -------------------------------------------------------  -------------------
                                       FOR THE         FOR THE FOUR        FOR THE              FOR THE
                                    YEAR ENDED         MONTHS ENDED     YEAR ENDED           YEAR ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999   SEPTEMBER 30, 2000
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............             157,541             (146,613)      (213,047)          (2,173,748)
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          17,965,269            4,186,619    (30,465,857)         182,508,596
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........          25,367,721            5,216,949      9,548,982           44,204,908
                           ------------------   ------------------   ------------   ------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          43,490,531            9,256,955    (21,129,922)         224,539,756
                           ------------------   ------------------   ------------   ------------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........          65,107,528           68,898,740     56,411,434          102,175,790
  WITHDRAWALS............         (55,741,575)         (30,897,285)   (13,783,251)        (209,291,858)
                           ------------------   ------------------   ------------   ------------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............           9,365,953           38,001,455     42,628,183         (107,116,068)
                           ------------------   ------------------   ------------   ------------------
                           ------------------   ------------------   ------------   ------------------
NET INCREASE IN NET
  ASSETS.................          52,856,484           47,258,410     21,498,261          117,423,688
                           ------------------   ------------------   ------------   ------------------
ENDING NET ASSETS........  $      225,883,004   $      173,026,520   $125,768,110   $      785,000,460
                           ------------------   ------------------   ------------   ------------------

                                SMALL COMPANY GROWTH
                           ----------------------------------
                                  FOR THE FOUR        FOR THE
                                  MONTHS ENDED     YEAR ENDED
                            SEPTEMBER 30, 1999   MAY 31, 1999
-------------------------
BEGINNING NET ASSETS.....  $      733,708,206   $ 894,063,120
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............            (514,635)     (1,822,670)
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........          57,486,291     (77,753,826)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........         (65,332,424)    (15,097,262)
                           ------------------   -------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          (8,360,768)    (94,673,758)
                           ------------------   -------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........          31,454,531      87,802,760
  WITHDRAWALS............         (89,225,197)   (153,483,916)
                           ------------------   -------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............         (57,770,666)    (65,681,156)
                           ------------------   -------------
                           ------------------   -------------
NET INCREASE IN NET
  ASSETS.................         (66,131,434)   (160,354,914)
                           ------------------   -------------
ENDING NET ASSETS........  $      667,576,772   $ 733,708,206
                           ------------------   -------------

CORE PORTFOLIOS                              STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                             SMALL COMPANY VALUE
                           -------------------------------------------------------
                                       FOR THE         FOR THE FOUR        FOR THE
                                    YEAR ENDED         MONTHS ENDED   PERIOD ENDED
                            SEPTEMBER 30, 2000   SEPTEMBER 30, 1999   MAY 31, 1999
----------------------------------------------------------------------------------
BEGINNING NET ASSETS.....  $      152,160,571   $      168,647,698   $147,525,445
OPERATIONS:
  NET INVESTMENT INCOME
    (LOSS)...............           2,376,720              435,751      1,096,962
  NET REALIZED GAIN
    (LOSS) FROM
    INVESTMENTS..........           5,290,965            2,279,774     (4,559,162)
  NET CHANGE IN
    UNREALIZED
    APPRECIATION
    (DEPRECIATION) OF
    INVESTMENTS..........          17,232,119           (8,987,103)    (9,541,409)
                           ------------------   ------------------   ------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS........          24,899,804           (6,271,578)   (13,003,609)
                           ------------------   ------------------   ------------
TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS
  CONTRIBUTIONS..........          50,248,487           25,136,140     58,867,576
  WITHDRAWALS............         (43,366,037)         (35,351,689)   (24,741,714)
                           ------------------   ------------------   ------------
NET INCREASE FROM
  TRANSACTIONS IN
  INVESTORS' BENEFICIAL
  INTERESTS..............           6,882,450          (10,215,549)    34,125,862
                           ------------------   ------------------   ------------
                           ------------------   ------------------   ------------
NET INCREASE IN NET
  ASSETS.................          31,782,254          (16,487,127)    21,122,253
                           ------------------   ------------------   ------------
ENDING NET ASSETS........  $      183,942,825   $      152,160,571   $168,647,698
                           ------------------   ------------------   ------------

THE
ACCOMPANYING
NOTES ARE AN
INTEGRAL
PART OF
THESE
FINANCIAL
STATEMENTS.

FINANCIAL HIGHLIGHTS                                             CORE PORTFOLIOS
--------------------------------------------------------------------------------

                                RATIO TO AVERAGE NET ASSETS (ANNUALIZED)
                                ----------------------------------------  PORTFOLIO
                                 NET INVESTMENT        NET         GROSS   TURNOVER
                                  INCOME (LOSS)   EXPENSES   EXPENSES(1)       RATE
-----------------------------------------------------------------------------------

DISCIPLINED GROWTH PORTFOLIO
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           0.20%      0.75%         0.84%       106%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................          (0.04)%     0.97%         1.02%        21%
JUNE 1, 1998 TO MAY 31,
  1999........................           0.15%      0.97%         1.02%        90%
OCTOBER 1, 1997(2) TO MAY 31,
  1998........................           0.55%      1.01%         1.06%        68%

INCOME EQUITY PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           1.42%      0.67%         0.76%         9%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................           1.43%      0.54%         0.57%         5%
JUNE 1, 1998 TO MAY 31,
  1999........................           1.53%      0.55%         0.57%         3%
JUNE 1, 1997(2) TO MAY 31,
  1998........................           1.76%      0.52%         0.57%         3%

INDEX PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           1.13%      0.13%         0.18%         8%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................           1.25%      0.18%         0.23%        11%
JUNE 1, 1998 TO MAY 31,
  1999........................           1.35%      0.18%         0.23%         4%
JUNE 1, 1997 TO MAY 31,
  1998........................           1.60%      0.19%         0.24%         7%
JUNE 1, 1996 TO MAY 31,
  1997........................           2.03%      0.11%         0.31%         7%
NOVEMBER 1, 1995 TO MAY 31,
  1996........................           2.35%      0.17%         0.32%         7%

INTERNATIONAL
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           0.17%      1.24%         1.24%       127%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................           1.79%      0.61%         0.68%        23%
JUNE 1, 1998 TO MAY 31,
  1999........................           1.29%      0.61%         0.69%        94%
JUNE 1, 1997 TO MAY 31,
  1998........................           1.23%      0.66%         0.68%        37%
JUNE 1, 1996 TO MAY 31,
  1997........................           1.53%      0.19%         0.67%        53%
NOVEMBER 1, 1995 TO MAY 31,
  1996........................           1.75%      0.23%         0.68%        18%

INTERNATIONAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           0.06%      1.30%         1.39%        64%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................           0.21%      1.40%         1.40%        11%
FEBRUARY 12, 1999(2) TO
  MAY 31, 1999................           1.92%      1.40%         1.45%        12%

LARGE COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........          (0.30)%     0.77%         0.77%         9%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................          (0.07)%     0.69%         0.72%         5%
JUNE 1, 1998 TO MAY 31,
  1999........................          (0.19)%     0.71%         0.72%        28%
JUNE 1, 1997(2) TO MAY 31,
  1998........................          (0.03)%     0.67%         0.73%        13%

SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           1.03%      0.33%         0.34%        42%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................           0.53%      0.44%         0.50%        23%
JUNE 1, 1998 TO MAY 31,
  1999........................           0.76%      0.44%         0.48%        26%
APRIL 9, 1998(2) TO MAY 31,
  1998........................           1.04%      0.52%         0.54%         2%

SMALL CAP VALUE PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           0.08%      0.68%         1.00%       124%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................          (0.32)%     1.06%         1.10%        49%
JUNE 1, 1998 TO MAY 31,
  1999........................          (0.20)%     1.05%         1.10%       108%
OCTOBER 1, 1997(2) TO MAY 31,
  1998........................          (0.17)%     1.08%         1.13%        79%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........          (0.28)%     0.94%         0.94%       203%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................          (0.22)%     0.94%         0.98%        55%
JUNE 1, 1998 TO MAY 31,
  1999........................          (0.25)%     0.98%         0.98%       154%
JUNE 1, 1997(2) TO MAY 31,
  1998........................          (0.41)%     0.93%         0.98%       123%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------
OCTOBER 1, 1999 TO
  SEPTEMBER 30, 2000..........           1.37%      0.81%         1.00%       114%
JUNE 1, 1999 TO SEPTEMBER 30,
  1999........................           0.83%      1.00%         1.04%        28%
JUNE 1, 1998 TO MAY 31,
  1999........................           0.76%      0.99%         1.04%        97%
JUNE 1, 1997(2) TO MAY 31,
  1998........................           0.69%      0.99%         1.04%        99%

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE 5).
(2)  COMMENCEMENT OF OPERATIONS.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
   Wells Fargo Core Trust ("Core Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Core Trust, created as the successor entity to the Norwest Core Trust, currently has 14 separate investment portfolios. These financial statements present the Disciplined Growth, Income Equity, Index, International, International Equity, Large Company Growth, Small Cap Index, Small Cap Value, Small Company Growth, and Small Company Value diversified portfolios (each a "Portfolio" and collectively the "Portfolios").
   Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.
   Concurrent with the establishment of the Trust, the Board of Trustees of the Stagecoach Family of Funds and the Board of Trustees of the Norwest Advantage Funds approved a consolidation agreement providing for the acquisition of the assets and assumption of liabilities of certain Stagecoach and Norwest Advantage Funds into the Wells Fargo Funds Trust. Effective at the close of business November 5, 1999, the Stagecoach and/or Norwest Advantage Funds were consolidated into the Wells Fargo Funds Trust, some of which invest in one or more portfolios of Core Trust, through a tax-free exchange of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following significant accounting policies which are consistently followed by the Core Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
   Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 1:00 p.m. (Pacific Time), and 3:00 p.m. (Central Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.
   Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
   Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").
   Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
   Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows:
  (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

   The International Portfolio may enter into forward contracts to purchase or sell foreign currencies to protect against the effect on the U.S. dollar value of the underlying portfolio or possible adverse movements in foreign exchange rates. Risks associated with such contracts include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such contracts are recorded as unrealized gain or loss; realized gain or loss includes net gain or loss on contracts that have terminated by settlement or by the Portfolio entering into offsetting commitments. The following short contracts were held by the International Portfolio during the year ended September 30, 2000:

                                                                                             Net Unrealized
                                                                                             Appreciation/
    Date                 Currency                          Value                 Proceeds    (Depreciation)
    11/13/00          BRITISH POUND                                 14,262,000  $20,890,991    $(167,691)

    11/20/00           JAPANESE YEN                              2,667,134,000   24,787,490      (99,536)

     12/7/00           JAPANESE YEN                              1,695,236,000   16,059,150      195,131

    12/14/00           JAPANESE YEN                              4,852,228,000   46,446,137      985,612

FUTURES CONTRACTS
   Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/ or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2000, the Index and Small Cap Index Portfolios held the following long futures contracts:

                                                                                 Notional     Net Unrealized
    Contracts          Portfolio                Type         Expiration Date  Contract Value  (Depreciation)
     52 LONG   INDEX PORTFOLIO                S&P 500 INDEX  DECEMBER 2000     $18,898,100      $(613,875)

                                               RUSSELL 2000
     52 LONG   SMALL CAP INDEX PORTFOLIO              INDEX  DECEMBER 2000      13,624,000       (418,850)

   The Index and Small Cap Index Portfolios have pledged to brokers U.S. Treasury bills for initial margin requirements with par values of $1,305,000 and $2,630,000, respectively.

REPURCHASE AGREEMENTS
   Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios' custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

SECURITY LOANS
   The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. WFB receives 40% of income on security lending activities and covers the expenses associated with securities lending activities. As of September 30, 2000, the value of securities on loan and the value of the related collateral were as follows:

    Portfolio                                  Securities    Collateral
    DISCIPLINED GROWTH PORTFOLIO              $ 34,895,440  $ 39,530,827

    INCOME EQUITY PORTFOLIO                    144,155,837   156,745,679

    INDEX PORTFOLIO                            233,410,482   262,076,969

    INTERNATIONAL PORTFOLIO                     33,252,521    36,946,133

    INTERNATIONAL EQUITY PORTFOLIO              20,347,019    22,056,352

    LARGE COMPANY GROWTH PORTFOLIO             317,488,219   340,317,558

    SMALL CAP INDEX PORTFOLIO                   23,280,867    25,160,003

    SMALL CAP VALUE PORTFOLIO                   34,479,008    37,046,916

    SMALL COMPANY GROWTH PORTFOLIO              74,845,331    76,780,034

    SMALL COMPANY VALUE PORTFOLIO               17,105,754    18,046,194

FEDERAL INCOME TAXES
   Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.

3. ADVISORY FEES
   The Investment Advisor of each Portfolio is WFB. WFB has retained the services of certain investment sub-advisors (Galliard Capital Management, Inc., Peregrine Capital Management, Inc., Schroder Capital Management International, Inc., Smith Asset Management Group, L.P., and Wells Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by the Advisor and do not increase the overall fees paid by the Portfolios to the Advisor. These sub-advisors provided the same services to the predecessor portfolios. Prior to November 8, 1999, the Disciplined Growth, Small Company Growth, and Small Company Value Portfolios were charged an Advisory fee of 0.90%, the Index Portfolio was charged 0.15%, the Income Equity Portfolio was charged 0.50%, the International Portfolio was charged 0.45%, the International Equity Portfolio was charged 1.20%, the Large Company Growth Portfolio was charged 0.65%, the Small Cap Index Portfolio was charged 0.25%, and the Small Cap Value Portfolio was charged 0.95% as a percentage of the average daily net assets of

NOTES TO FINANCIAL STATEMENTS                                    CORE PORTFOLIOS
--------------------------------------------------------------------------------

  each respective Portfolio. The current investment advisory fees and the associated sub-advisor and sub-advisory fees are as follows, with the fees expressed as a percentage of the average daily net assets.

    Portfolio                            Advisory Fee           Subadvisor                   Sub-Advisory Fee
    DISCIPLINED GROWTH PORTFOLIO             0.75%           SMITH ASSET MANAGEMENT  $            0-175 MILLION, 0.35%

                                                                                                175-225 MILLION, 0.00%

                                                                                                225-500 MILLION, 0.25%

                                                                                       GREATER THAN 500 MILLION, 0.20%

    INCOME EQUITY PORTFOLIO                  0.75%         WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.25%

                                                                                                200-400 MILLION, 0.20%

                                                                                       GREATER THAN 400 MILLION, 0.15%

    INDEX PORTFOLIO                          0.15%         WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.02%

                                                                                       GREATER THAN 200 MILLION, 0.01%

    INTERNATIONAL PORTFOLIO                  1.00%      SCHRODER CAPITAL MANAGEMENT               0-100 MILLION, 0.45%

                                                                                                100-200 MILLION, 0.35%

                                                                                                200-600 MILLION, 0.20%

                                                                                      GREATER THAN 600 MILLION, 0.185%

    INTERNATIONAL EQUITY PORTFOLIO           1.00%         WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.35%

                                                                                                200-400 MILLION, 0.25%

                                                                                       GREATER THAN 400 MILLION, 0.15%

    LARGE COMPANY GROWTH PORTFOLIO           0.75%     PEREGRINE CAPITAL MANAGEMENT                0-25 MILLION, 0.75%

                                                                                                  25-50 MILLION, 0.60%

                                                                                                 50-275 MILLION, 0.50%

                                                                                       GREATER THAN 275 MILLION, 0.30%

    SMALL CAP INDEX PORTFOLIO                0.25%         WELLS CAPITAL MANAGEMENT               0-200 MILLION, 0.02%

                                                                                       GREATER THAN 200 MILLION, 0.01%

    SMALL CAP VALUE PORTFOLIO                0.90%           SMITH ASSET MANAGEMENT               0-110 MILLION, 0.45%

                                                                                                110-150 MILLION, 0.00%

                                                                                                150-300 MILLION, 0.30%

                                                                                       GREATER THAN 300 MILLION, 0.25%

    SMALL COMPANY GROWTH PORTFOLIO           0.90%     PEREGRINE CAPITAL MANAGEMENT                0-50 MILLION, 0.90%

                                                                                                 50-180 MILLION, 0.75%

                                                                                                180-340 MILLION, 0.65%

                                                                                                340-685 MILLION, 0.50%

                                                                                                685-735 MILLION, 0.52%

                                                                                        GREATER THAN 735 MILLION 0.55%

    SMALL COMPANY VALUE PORTFOLIO            0.90%     PEREGRINE CAPITAL MANAGEMENT               0-200 MILLION, 0.50%

                                                                                       GREATER THAN 200 MILLION, 0.75%

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES
   Currently there are no administration fees charged to the Portfolios at the core level. Prior to November 8, 1999, Forum Administrative Services, LLC ("FAdS") was the administrator to the Core Trust and received a fee with respect to each Portfolio (other than International Portfolio) at an annual rate of 0.05% of each Portfolio's average daily net assets. With respect to International Portfolio, FAdS received a fee at an annual rate of 0.15% of the Portfolio's average daily net assets.

CORE PORTFOLIOS                                    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Wells Fargo Bank Minnesota, N.A. ("WFB MN"), formerly Norwest Bank Minnesota, N.A., serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those portfolios' foreign securities and assets held in foreign countries. WFB MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio's average daily net assets, with the exception of the International and International Equity Portfolios. WFB MN receives a fee with respect to the International and International Equity Portfolios at an annual rate of 0.25% of each Portfolio's average daily net assets. Prior to November 8, 1999, WFB MN received a fee with respect to each Portfolio at an annual rate of 0.02% for the first $100 million of each Portfolio's average daily net assets, declining to 0.01% of the average daily net assets of each Portfolio in excess of $200 million, with the exception of the International and International Equity Portfolios. Prior to November 8, 1999, WFB MN received a fee with respect to the International and International Equity Portfolios at an annual rate of 0.07% of each Portfolio's average daily net assets.
   Forum Accounting Services, LLC provides portfolio accounting and interestholder recordkeeping services to each Portfolio.

5. WAIVED FEES AND REIMBURSED EXPENSES
   For the year ended September 30, 2000, fees waived by the Portfolios' service providers were as follows:

    Portfolio                            Fees Waived by FAdS  Fees Waived by WFB  Total Fees Waived
    DISCIPLINED GROWTH PORTFOLIO               $12,440            $  180,467         $  192,907

    INCOME EQUITY PORTFOLIO                     59,627             2,320,723          2,380,350

    INDEX PORTFOLIO                             88,805               808,170            896,975

    INTERNATIONAL PORTFOLIO                     56,616               582,014            638,630

    INTERNATIONAL EQUITY PORTFOLIO                   0               271,975            271,975

    LARGE COMPANY GROWTH PORTFOLIO              56,176                     0             56,176

    SMALL CAP INDEX PORTFOLIO                    8,642                 1,437             10,079

    SMALL CAP VALUE PORTFOLIO                   12,108               616,201            628,309

    SMALL COMPANY GROWTH PORTFOLIO              24,605                 1,064             25,669

    SMALL COMPANY VALUE PORTFOLIO                8,635               315,724            324,359

6. INVESTMENT PORTFOLIO TRANSACTIONS
   Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the year ended September 30, 2000 were as follows:

                                                   AGGREGATE PURCHASES AND SALES
    Portfolio                                 Purchases at Cost  Sales Proceeds
    DISCIPLINED GROWTH PORTFOLIO               $  207,947,687    $  255,855,529

    INCOME EQUITY PORTFOLIO                       221,612,590       319,039,532

    INDEX PORTFOLIO                               183,569,659       147,209,936

    INTERNATIONAL PORTFOLIO                       794,448,316     1,067,579,709

    INTERNATIONAL EQUITY PORTFOLIO                280,317,360       170,388,575

    LARGE COMPANY GROWTH PORTFOLIO                742,918,051       250,813,737

    SMALL CAP INDEX PORTFOLIO                      64,012,421        70,386,980

    SMALL CAP VALUE PORTFOLIO                     233,893,096       228,240,482

    SMALL COMPANY GROWTH PORTFOLIO              1,497,287,172     1,621,479,570

    SMALL COMPANY VALUE PORTFOLIO                 201,133,504       191,472,641

7. CONTRIBUTION OF SECURITIES
   In connection with the consolidation of the Stagecoach Family of Funds and the Norwest Advantage Funds into the Wells Fargo Funds Trust and the acquisition of certain Great Plains Funds by the Wells Fargo Funds Trust, certain investors contributed all or a portion of their net assets to the portfolios listed in the following table:

    Portfolio                                 Net Portfolio Assets  Unrealized Gain
    INCOME EQUITY PORTFOLIO                      $  318,647,802     $   75,910,691

    SMALL CAP VALUE PORTFOLIO                        23,129,461          3,402,031

INDEPENDENT AUDITORS' REPORT                                     CORE PORTFOLIOS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND PARTNERS
WELLS FARGO CORE TRUST:

   We have audited the accompanying statements of assets and liabilities of Disciplined Growth Portfolio, Income Equity Portfolio, Index Portfolio, International Portfolio, International Equity Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Cap Value Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio, ten portfolios of Wells Fargo Core Trust, (collectively the "Portfolios"), including the portfolios of investments as of September 30, 2000, and the related statements of operations for the year then ended, the statements of changes in net assets for the periods presented on pages 190 to 196, and the financial highlights for the periods presented on page 197. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of September 30, 2000, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Wells Fargo Core Trust as of September 30, 2000, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

  /s/ KPMG LLP

  San Francisco, California
  November 3, 2000

STOCK FUNDS                                                LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           --  ASSOCIATION OF BAY AREA GOVERNMENTS
ADR            --  AMERICAN DEPOSITORY RECEIPTS
AMBAC          --  AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT            --  ALTERNATIVE MINIMUM TAX
ARM            --  ADJUSTABLE RATE MORTGAGES
BART           --  BAY AREA RAPID TRANSIT
CDA            --  COMMUNITY DEVELOPMENT AUTHORITY
CDSC           --  CONTINGENT DEFERRED SALES CHARGE
CGIC           --  CAPITAL GUARANTY INSURANCE COMPANY
CGY            --  CAPITAL GUARANTY CORPORATION
CMT            --  CONSTANT MATURITY TREASURY
COFI           --  COST OF FUNDS INDEX
CONNIE LEE     --  CONNIE LEE INSURANCE COMPANY
COP            --  CERTIFICATE OF PARTICIPATION
CP             --  COMMERCIAL PAPER
CTF            --  COMMON TRUST FUND
DW&P           --  DEPARTMENT OF WATER & POWER
DWR            --  DEPARTMENT OF WATER RESOURCES
EDFA           --  EDUCATION FINANCE AUTHORITY
FGIC           --  FINANCIAL GUARANTY INSURANCE CORPORATION
FHA            --  FEDERAL HOUSING AUTHORITY
FHLB           --  FEDERAL HOME LOAN BANK
FHLMC          --  FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA           --  FEDERAL NATIONAL MORTGAGE ASSOCIATION
FRN            --  FLOATING RATE NOTES
FSA            --  FINANCIAL SECURITY ASSURANCE, INC
GNMA           --  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO             --  GENERAL OBLIGATION
HFA            --  HOUSING FINANCE AUTHORITY
HFFA           --  HEALTH FACILITIES FINANCING AUTHORITY
IDA            --  INDUSTRIAL DEVELOPMENT AUTHORITY
LIBOR          --  LONDON INTERBANK OFFERED RATE
LLC            --  LIMITED LIABILITY CORPORATION
LOC            --  LETTER OF CREDIT
LP             --  LIMITED PARTNERSHIP
MBIA           --  MUNICIPAL BOND INSURANCE ASSOCIATION
MFHR           --  MULTI-FAMILY HOUSING REVENUE
MUD            --  MUNICIPAL UTILITY DISTRICT
MTN            --  MEDIUM TERM NOTE
PCFA           --  POLLUTION CONTROL FINANCE AUTHORITY
PCR            --  POLLUTION CONTROL REVENUE
PFA            --  PUBLIC FINANCE AUTHORITY
PLC            --  PRIVATE PLACEMENT
PSFG           --  PUBLIC SCHOOL FUND GUARANTY
RAW            --  REVENUE ANTICIPATION WARRANTS
RDA            --  REDEVELOPMENT AUTHORITY
RDFA           --  REDEVELOPMENT FINANCE AUTHORITY
R&D            --  RESEARCH & DEVELOPMENT
SFMR           --  SINGLE FAMILY MORTGAGE REVENUE
TBA            --  TO BE ANNOUNCED
TRAN           --  TAX REVENUE ANTICIPATION NOTES
USD            --  UNIFIED SCHOOL DISTRICT
V/R            --  VARIABLE RATE
WEBS           --  WORLD EQUITY BENCHMARK SHARES

More information about Wells Fargo is available free upon request. To obtain literature, please write, fax or e-mail to:


Wells Fargo Funds
P.O. Box 8266
Boston MA 02266-8266
Fax: 1-415-977-9301
E-mail: WFFUNDS@wellsfargo.com


Or, call the WELLS FARGO FUNDS Sales & Service Desk at 1-800-552-9612.


Wells Fargo Bank, N.A., and certain of its affiliates provide investment advisory, sub-advisory and/or shareholder services for the Wells Fargo Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A., and its affiliates are not affiliate with Stephens Inc.


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.


DATED MATERIAL
PLEASE EXPEDITE

                                                                  Bulk Rate
[WELLS FARGO FUNDS LOGO]                                         U.S. Postage
P.O. Box 8266                                                        PAID
Boston, MA 02266-8266                                           Permit No. 2145
                                                                  Newark, NJ





                                                                 AR 001 (11/00)